File No. 2-17531
                                                               File No. 811-1018

                          As filed on December 29, 1999

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [ ]

          Pre-Effective Amendment No. --                                     [ ]

          Post-Effective Amendment No. 66                                    [X]

                                and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [ ]

          Amendment No. 37                                                   [X]

                              FOUNDERS FUNDS, INC.
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                            Founders Financial Center
                             2930 East Third Avenue
                             Denver, Colorado 80206
--------------------------------------------------------------------------------
               (Address of Principal Executive Offices)(Zip Code)

       Registrant's Telephone Number, including Area Code: (303) 394-4404

                         Kenneth R. Christoffersen, Esq.
                            Founders Financial Center
                             2930 East Third Avenue
                             Denver, Colorado 80206
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

     Approximate Date of Proposed Public Offering: As soon as practicable after this post-effective amendment becomes effective.


It is proposed that this filing will become effective (check appropriate box) [ ] immediately upon filing pursuant to paragraph (b)
[X]  on December 31, 1999 pursuant to paragraph (b)
[ ]  60 days after filing pursuant to paragraph (a)(1)
[ ]  on (date) pursuant to paragraph (a)(1)
[ ]  75 days after filing pursuant to paragraph (a)(2)
[ ]  on (date) pursuant to paragraph (a)(2) of rule 485.


If appropriate, check the following box:
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Registrant has previously elected to register an indefinite number of shares of its common stock pursuant to Rule 24f-2 under the Investment Company Act of 1940. Registrant's Rule 24f-2 Notice for the fiscal year ended December 31, 1998 was filed on March 26, 1999.


                         Page 1 of 477
              Exhibit index is located at page 401

                             _______________________

                                   PROSPECTUS

                          DREYFUS FOUNDERS FUNDS, INC.


                                DECEMBER 31, 1999
                                 CLASS F SHARES

                -------------------------------------------------
               |                                                 |
               |         Dreyfus Founders Balanced Fund          |
               |                                                 |
               |        Dreyfus Founders Discovery Fund          |
               |                                                 |
               |          Dreyfus Founders Focus Fund            |
               |                                                 |
               |          Dreyfus Founders Government            |
               |                Securities Fund                  |
               |                                                 |
               |          Dreyfus Founders Growth Fund           |
               |                                                 |
               |            Dreyfus Founders Growth              |
               |                and Income Fund                  |
               |                                                 |
               |         Dreyfus Founders International          |
               |                  Equity Fund                    |
               |                                                 |
               |            Dreyfus Founders Mid-Cap             |
               |                  Growth Fund                    |
               |                                                 |
               |       Dreyfus Founders Money Market Fund        |
               |                                                 |
               |         Dreyfus Founders Passport Fund          |
               |                                                 |
               |           Dreyfus Founders Worldwide            |
               |                  Growth Fund                    |
               |                                                 |
                -------------------------------------------------

As with other mutual funds, the Securities and Exchange Commission has not approved or disapproved of these Funds' shares or determined whether the information in this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a criminal offense.

TABLE OF CONTENTS
-------------------------------------------------------------------------------

OUR INVESTMENT APPROACH........................................................4

ABOUT THE FUNDS................................................................5

FUND BY FUND SUMMARIES.........................................................6

    DREYFUS FOUNDERS BALANCED FUND.............................................7

    DREYFUS FOUNDERS DISCOVERY FUND............................................9

    DREYFUS FOUNDERS FOCUS FUND...............................................11

    DREYFUS FOUNDERS GOVERNMENT SECURITIES FUND...............................13

    DREYFUS FOUNDERS GROWTH FUND..............................................15

    DREYFUS FOUNDERS GROWTH AND INCOME FUND...................................17

    DREYFUS FOUNDERS INTERNATIONAL EQUITY FUND................................19

    DREYFUS FOUNDERS MID-CAP GROWTH FUND......................................21

    DREYFUS FOUNDERS MONEY MARKET FUND........................................23

    DREYFUS FOUNDERS PASSPORT FUND............................................25

    DREYFUS FOUNDERS WORLDWIDE GROWTH FUND....................................27

FEES AND EXPENSES.............................................................29

MORE ABOUT INVESTMENT OBJECTIVES, STRATEGIES, AND RISKS.......................31

WHO MANAGES THE FUNDS.........................................................36

ABOUT YOUR INVESTMENT.........................................................39

    YOUR SHARE PRICE..........................................................39

    INVESTING IN THE FUNDS....................................................40

    DOING BUSINESS WITH DREYFUS FOUNDERS FUNDS................................43

    SELLING SHARES............................................................45

    TRANSACTION POLICIES......................................................47

    FOR MORE INFORMATION ON YOUR ACCOUNT......................................50

DIVIDENDS AND DISTRIBUTIONS...................................................52

TAXES.........................................................................53

SHAREHOLDER AND TRANSFER AGENCY SERVICES......................................54

BROKERAGE ALLOCATION..........................................................54

FINANCIAL HIGHLIGHTS..........................................................55

OUR INVESTMENT APPROACH
-------------------------------------------------------------------------------

Colorado-based Founders Asset Management LLC ("Founders") manages the Dreyfus Founders Funds using a "growth style" of investing. We use a consistent, bottom-up approach to build equity portfolios, searching one-by-one for companies whose fundamental strengths suggest the potential to provide superior earnings growth over time. When a company's fundamentals are strong, we believe earnings growth will follow. Using this disciplined approach, we look for companies having some or all of the following characteristics:

  o   growth that is faster than a company's peers

  o growth that is faster than the market as a whole and sustainable over the long term

  o   strong management team

  o   leading market positions and growing brand identities

  o   financial, marketing, and operating strength

    We go beyond Wall Street analysis and perform our own intensive in-house research to determine whether companies meet our growth criteria. We often meet company management teams and other key staff face-to-face, talk to suppliers, customers and competitors, and tour corporate facilities and manufacturing plants to get a complete picture of the company before we invest.


    Founders is the growth specialist affiliate of The Dreyfus Corporation, a leading mutual fund complex with more than $118 billion in its mutual fund portfolios as of September 30, 1999. Founders and Dreyfus are subsidiaries of Mellon Financial Corporation, a broad-based financial services company.


      KEY CONCEPTS

      WHAT THE FUNDS ARE -- AND AREN'T. These Funds are mutual funds: pooled investments that are professionally managed and give you the opportunity to participate in financial markets. They strive to meet their stated goals, although as with all mutual funds, they cannot offer guaranteed results. You could lose money in these Funds, but you also have the potential to make money.

          An investment in the Funds is not a bank deposit, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

ABOUT THE FUNDS
-------------------------------------------------------------------------------

AGGRESSIVE GROWTH FUNDS

  o  Dreyfus Founders Discovery Fund

  o  Dreyfus Founders Focus Fund

  o  Dreyfus Founders Mid-Cap Growth Fund

  o  Dreyfus Founders Passport Fund

    The aggressive growth funds, other than Focus Fund, generally invest in faster-growing and more volatile stocks. Focus Fund generally invests in a core group of only 20-30 mostly large-cap common stocks, and this concentrated portfolio increases its volatility. These aggressive growth funds may be suitable for your investment plan if you have a long time horizon and are comfortable with short-term volatility.

GROWTH FUNDS

  o  Dreyfus Founders Growth Fund

  o  Dreyfus Founders International Equity Fund

  o  Dreyfus Founders Worldwide Growth Fund

    Investors may use growth funds to form the core of their long-term investment plan because they may be less volatile over time than aggressive growth funds, while still maintaining the potential for growth. Growth funds may be suitable for your investment plan if you have a long time horizon.

GROWTH AND INCOME FUNDS

  o  Dreyfus Founders Balanced Fund

  o  Dreyfus Founders Growth and Income Fund

    These Funds invest in companies that tend to be larger and more established and that may pay dividends. The Balanced Fund invests at least 25% of its total assets in investment grade fixed-income securities. While these Funds still carry risks, they generally present less risk than aggressive growth or pure growth funds.

INCOME FUNDS

  o  Dreyfus Founders Government Securities Fund

  o  Dreyfus Founders Money Market Fund

    These Funds are our lowest-risk funds. They may be suitable for you if you have a short-term investment horizon, desire more safety and liquidity than may be available with equity funds, seek a modest level of income, or consider yourself a "saver" rather than an investor.

KEY CONCEPTS


Each Fund, other than Government Securities and Money Market Funds, offers multiple classes of shares. This Prospectus describes Class F shares. As described in more detail on page 37, Class F shares are generally offered only to existing shareholders of the Dreyfus Founders Funds who have continuously maintained a Fund account since December 30, 1999. The other classes of shares, with their own fee structures, are offered by a separate prospectus which is available from your financial services representative. All share classes of a Fund invest in the same underlying portfolio of securities and have the same management team. However, because of different fees and expenses, the performance of share classes will vary.

FUND BY FUND SUMMARIES
-------------------------------------------------------------------------------

The following descriptions provide an overview of each Fund's investment objective and principal investment strategies, list the main risks of investing in the Funds, and show historical investment performance. More detailed information about the Funds' investment strategies and associated risks begins on page 28. Please keep in mind that no Fund can guarantee that it will meet its investment objective and that, as with any investment, you can lose money by investing in the Funds.

    A Fund's Morningstar category is subject to change.

KEY CONCEPTS

COMPARATIVE INDEXES provide a basis for comparing a Fund's historical performance against a comparable securities market index. The indexes used in this Prospectus account for both change in security price and reinvestment of dividends and, except as noted, do not reflect the costs of managing a mutual fund. You may not invest directly in these indexes.

             DREYFUS FOUNDERS BALANCED FUND
             -------------------------------------------------------------------

             CLASS F TICKER SYMBOL: FRINX        MORNINGSTAR CATEGORY:
                                                 Domestic Hybrid

INVESTMENT OBJECTIVE
Current income and capital appreciation

PRINCIPAL INVESTMENT STRATEGY

Balanced Fund normally invests in a balanced portfolio of common stocks, U.S. and foreign government securities, and a variety of corporate fixed-income obligations.

o For the equity portion of its portfolio, the Fund emphasizes investments in common stocks with the potential for capital appreciation. These stocks generally pay regular dividends, although the Fund also may invest in non-dividend-paying companies if, in our opinion, they offer better prospects for capital appreciation. Normally, the Fund will invest a significant percentage (up to 75%) of its total assets in equity securities.

o The Fund will maintain a minimum of 25% of its total assets in fixed-income, investment-grade securities rated Baa or higher by Moody's Investors Service, Inc. ("Moody's") or BBB or higher by Standard & Poor's ("S&P"). There is no maximum limit on the amount of straight debt securities in which the Fund may invest, and the Fund may invest up to 100% of its assets in such securities for temporary defensive purposes.

o The Fund also may invest up to 30% of its total assets in foreign securities, with no more than 25% of its total assets invested in the securities of any one foreign country.

===============================================================================

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with those of a broad measure of market performance. Past performance is no guarantee of future results.
                           YEAR-BY-YEAR TOTAL RETURN
-------------------------------------------------------------------------------
1989    1990    1991    1992    1993    1994    1995    1996    1997    1998

25.30%  -5.00%  22.90%  6.00%   21.90%  -1.90%  29.40%  18.76%  16.90%  13.96%

BEST QUARTER: Q2 1997 10.06%                     WORST QUARTER: Q3 1990 -7.33%
-------------------------------------------------------------------------------

The year-to-date total return for the Fund's Class F shares as of September 30, 1999 was -3.13%.

MAIN RISKS OF INVESTING

The primary risks of investing in this Fund are:

o STOCK MARKET RISK. The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. In addition, if our assessment of a company's potential to increase earnings faster than the rest of the market is not correct, the securities in the portfolio may not increase in value, and could even decrease in value.

           KEY CONCEPTS

           DEBT SECURITY: represents money
           borrowed that must be repaid to the
           lender at a future date. Bonds,
           notes, bills, and money market
           instruments are all debt securities.

o INTEREST RATE RISK. When interest rates change, the value of the fixed-income portion of the Fund will be affected. An increase in interest rates tends to reduce the market value of debt securities, while a decline in interest rates tends to increase their values.

o CREDIT RISK. The value of the debt securities held by the Fund fluctuates with the credit quality of the issuers of those securities. Credit risk relates to the ability of the issuer to make payments of principal and interest when due, including default risk.

o FOREIGN INVESTMENT RISK. Investments in foreign securities involve different risks than U.S. investments, including fluctuations in currency exchange rates, potential unstable political and economic structures, reduced availability of public information and lack of uniform financial reporting and regulatory practices similar to those that apply to U.S. issuers.

                   AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/98
===============================================================================
                               1 YEAR         5 YEARS        10 YEARS
-------------------------------------------------------------------------------
BALANCED FUND*                 13.96%         14.96%         14.26%
S&P 500 INDEX                  28.57%         24.05%         19.19%
LIPPER BALANCED FUND INDEX     15.09%         13.87%         13.32%
* INCEPTION DATE 2/19/63
-------------------------------------------------------------------------------
THE STANDARD & POOR'S (S&P) 500 INDEX IS A WIDELY RECOGNIZED UNMANAGED INDEX OF COMMON STOCKS. THE LIPPER BALANCED FUND INDEX IS AN AVERAGE OF THE PERFORMANCE OF THE 30 LARGEST BALANCED FUNDS TRACKED BY LIPPER, INC. AND REFLECTS THE EXPENSES OF MANAGING THE MUTUAL FUNDS INCLUDED IN THE INDEX.

             DREYFUS FOUNDERS DISCOVERY FUND
             -------------------------------------------------------------------
             CLASS F TICKER SYMBOL: FDISX MORNINGSTAR CATEGORY: Small Growth

INVESTMENT OBJECTIVE
Capital appreciation

PRINCIPAL INVESTMENT STRATEGY

Discovery Fund seeks to apply our growth approach by targeting small and relatively unknown companies with high growth potential. Discovery Fund will normally invest at least 65% of its total assets in common stocks of small, rapidly growing U.S.-based companies with market capitalizations or annual revenues between $10 million and $1.5 billion. Typically, these companies are not listed on a national securities exchange, but trade on the over-the-counter market. The Fund also may invest in larger companies if, in our opinion, they represent better prospects for capital appreciation. Although the Fund normally will invest in common stocks of U.S.-based companies, it may invest up to 30% of its total assets in foreign securities.



===============================================================================
The following information provides an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with those of a broad measure of market performance. Past performance is no guarantee of future results.

                           YEAR-BY-YEAR TOTAL RETURN
-------------------------------------------------------------------------------
 1989    1990    1991    1992    1993    1994    1995    1996    1997    1998

         13.20%  62.50%  15.20%  10.80%  -7.80%  31.30%  21.20%  12.00%  14.19%

BEST QUARTER: Q4 1998 36.55%                     WORST QUARTER: Q3 1998 -22.73%
-------------------------------------------------------------------------------

The year-to-date total return for the Fund's Class F shares as of September 30, 1999 was 37.18%.

MAIN RISKS OF INVESTING
The primary risk of investing in this Fund is:

o SMALL COMPANY RISK. While small companies may offer greater opportunity for capital appreciation than larger and more established companies, they also involve substantially greater risks of loss and price fluctuations. Small companies may be in the early stages of development; have limited product lines, markets or financial resources; and may lack management depth. These companies may be more impacted by intense competition from larger companies, and the trading markets for their securities may be less liquid and more volatile. This means that the Fund could have greater difficulty selling a security of a small-cap issuer at an acceptable price, especially in periods of market volatility. Also, it may take a substantial period of time before the Fund realizes a gain on an investment in a small-cap company, if it realizes any gain at all.


           KEY CONCEPTS

           SMALL-CAP COMPANIES: those companies
           with market capitalizations of $1.5
           billion or less. This range may
           fluctuate depending on changes in the
           value of the stock market as a whole.

           MARKET CAPITALIZATION: the value of a
           corporation calculated by multiplying
           the number of its outstanding shares
           of common stock by the current market
           price of a share.


                   AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/98
===============================================================================
                              1 YEAR        5 YEARS         LIFE OF FUND*
-------------------------------------------------------------------------------

DISCOVERY FUND                14.19%        13.42%            17.91%
RUSSELL 2000 INDEX            -2.55%        11.87%            12.50%
* INCEPTION DATE 12/31/89
-------------------------------------------------------------------------------
THE RUSSELL 2000 INDEX IS A WIDELY RECOGNIZED SMALL-CAP INDEX COMPRISING COMMON STOCKS ON THE 2,000 U.S. PUBLIC COMPANIES NEXT IN SIZE AFTER THE LARGEST 1,000 PUBLICLY TRADED COMPANIES.

             DREYFUS FOUNDERS FOCUS FUND
             -------------------------------------------------------------------
             MORNINGSTAR CATEGORY:  Large Growth

INVESTMENT OBJECTIVE
Long-term growth of capital

PRINCIPAL INVESTMENT STRATEGY

Focus Fund seeks long-term growth by normally investing in a concentrated portfolio of 20-30 common stocks that are selected for their long-term growth potential. Although the Fund can invest in any size company, it generally invests in larger, more established companies. The Fund may invest up to 30% of its total assets in foreign securities, with no more than 25% in any one foreign country.

MAIN RISKS OF INVESTING
The primary risks of investing in this Fund are:

o CONCENTRATED PORTFOLIO RISK. Focus Fund is a "non-diversified" mutual fund, which means that it may own larger positions in a smaller number of securities than portfolios that are "diversified." This means that an increase or decrease in the value of a single security likely will have a greater impact on the Fund's NAV and total return than in a diversified portfolio. As a result, while Focus Fund may offer greater opportunity for higher investment returns, it also involves substantially greater risk of loss. Focus Fund's share prices may also be more volatile than those of a diversified fund, including the other Dreyfus Founders Funds.


===============================================================================
Focus Fund is newly organized and has no historical performance as of the date of this Prospectus.
-------------------------------------------------------------------------------

o STOCK MARKET RISK. The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. In addition, if our assessment of a company's potential to increase earnings faster than the rest of the market is not correct, the securities in the portfolio may not increase in value, and could even decrease in value.

o INVESTMENT STYLE RISK. Market performance tends to be cyclical, and during various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the Fund's growth style of investing, the Fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

           KEY CONCEPTS

           LARGE COMPANIES: companies that have
           market capitalizations of more than
           $8 billion. This range may fluctuate
           depending on changes in the value of
           the stock market as a whole.

             DREYFUS FOUNDERS GOVERNMENT SECURITIES FUND
             -------------------------------------------------------------------
             CLASS F TICKER SYMBOL: FGVSX   MORNINGSTAR CATEGORY:
                                            Intermediate Government

INVESTMENT OBJECTIVE
Current income

PRINCIPAL INVESTMENT STRATEGY

Government Securities Fund normally invests at least 65% of its total assets in obligations of the U.S. government. These include Treasury bills, notes, and bonds and Government National Mortgage Association (GNMA) pass-through securities, which are supported by the full faith and credit of the U.S. Treasury, as well as obligations of other agencies and instrumentalities of the U.S. government. Additionally, the Fund may invest in securities issued by foreign governments and/or their agencies. However, the Fund will not invest more than 25% of its total assets in the securities of any one foreign country.

    The maturity of the Fund's investments will be long (10 or more years), intermediate (three to 10 years), or short (three years or less). The proportion invested by the Fund in each category can be expected to vary depending upon our evaluation of market patterns and trends.


===============================================================================
The following information provides an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with those of a broad measure of market performance. Past performance is no guarantee of future results.

                           YEAR-BY-YEAR TOTAL RETURN
-------------------------------------------------------------------------------
 1989    1990    1991    1992    1993    1994    1995    1996    1997    1998

 13.30%  4.40%   14.90%  5.30%   9.30%   -7.50%  11.10%  2.34%   7.90%   9.76%

BEST QUARTER: Q2 1989 7.95%                      WORST QUARTER: Q1 1994 -4.40%
-------------------------------------------------------------------------------

The year-to-date total return for the Fund's Class F shares as of September 30, 1999 was -2.83%.

MAIN RISKS OF INVESTING
The primary risks of investing in this Fund are:

o INTEREST RATE RISK. When interest rates change, the value of the Fund's holdings will be affected. An increase in interest rates tends to reduce the market value of debt securities, while a decline in interest rates tends to increase their values.

o CREDIT RISK. The value of the debt securities held by the Fund fluctuates with the credit quality of the issuers of those securities. Credit risk relates to the ability of the issuer to make payments of principal and interest when due, including default risk.

           KEY CONCEPTS

           BOND is an IOU (debt security) issued by a government or corporation that pays a stated rate of interest and returns the face value on the maturity date.
           MATURITY is the length of time until a bond or other debt instrument "matures" or becomes due and payable.

o PREPAYMENT RISK is present primarily with mortgage-backed securities. During a period of declining interest rates, homeowners may refinance their high-rate mortgages and prepay the principal. Cash from these prepayments flows through to prepay the mortgage-backed securities, necessitating reinvestment in bonds with lower interest rates, which may lower the return of the Fund.

                   AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/98
===============================================================================
                                   1 YEAR        5 YEARS          10 YEARS
-------------------------------------------------------------------------------
GOVERNMENT SECURITIES FUND*         9.76%        4.49%             6.90%
LEHMAN BROTHERS U.S. TREASURY      10.03%        7.19%             9.18%
COMPOSITE INDEX
* INCEPTION DATE 3/1/88
-------------------------------------------------------------------------------
THE LEHMAN BROTHERS U.S. TREASURY COMPOSITE INDEX IS COMPOSED OF ALL PUBLIC OBLIGATIONS OF THE U.S. TREASURY, EXCLUDING CERTAIN SECURITIES, THAT HAVE AT LEAST ONE YEAR TO MATURITY AND AN OUTSTANDING PAR VALUE OF AT LEAST $100 MILLION.

             DREYFUS FOUNDERS GROWTH FUND
             -------------------------------------------------------------------
             CLASS F TICKER SYMBOL: FRGRX  MORNINGSTAR CATEGORY: Large Growth

INVESTMENT OBJECTIVE
Long-term growth of capital

PRINCIPAL INVESTMENT STRATEGY

Growth Fund pursues long-term growth by normally investing at least 65% of its total assets in common stocks of well-established, high-quality growth companies. These companies tend to have strong performance records, solid market positions, reasonable financial strength, and continuous operating records of three years or more. The Fund may also invest up to 30% of its total assets in foreign securities, with no more than 25% invested in any one foreign country.



===============================================================================
The following information provides an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with those of a broad measure of market performance. Past performance is no guarantee of future results.

                           YEAR-BY-YEAR TOTAL RETURN
-------------------------------------------------------------------------------
 1989    1990    1991    1992    1993    1994    1995    1996    1997    1998

 41.70%  -10.60% 47.40%  4.30%   25.50%  -3.40%  45.59%  16.57%  26.60%  25.04%

BEST QUARTER: Q4 1998 21.11%                     WORST QUARTER: Q3 1990 -14.83%
-------------------------------------------------------------------------------

The year-to-date total return for the Fund's Class F shares as of September 30, 1999 was 5.54%.

MAIN RISKS OF INVESTING
The primary risks of investing in this Fund are:

o STOCK MARKET RISK. The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. In addition, if our assessment of a company's potential to increase earnings faster than the rest of the market is not correct, the securities in the portfolio may not increase in value, and could even decrease in value.

o INVESTMENT STYLE RISK. Market performance tends to be cyclical, and during various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the Fund's growth style of investing, the Fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

           KEY CONCEPTS

           Founders uses a BOTTOM-UP APPROACH,
           meaning we analyze the fundamentals
           of individual companies rather than
           focusing on broader market or sector
           themes.



===============================================================================
                   AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/98
-------------------------------------------------------------------------------
                                  1 YEAR         5 YEARS         10 YEARS
-------------------------------------------------------------------------------
GROWTH FUND*                      25.04%         21.02%          20.30%
S&P 500 INDEX                     28.57%         24.05%          19.19%
* INCEPTION DATE 1/5/62
-------------------------------------------------------------------------------
THE STANDARD & POOR'S (S&P) 500 INDEX IS A WIDELY RECOGNIZED UNMANAGED INDEX OF COMMON STOCKS.

             DREYFUS FOUNDERS GROWTH AND INCOME FUND
             -------------------------------------------------------------------
             CLASS F TICKER SYMBOL: FRMUX MORNINGSTAR CATEGORY: Large Blend

INVESTMENT OBJECTIVE
Long-term growth of capital and income

PRINCIPAL INVESTMENT STRATEGY

Growth and Income Fund, a large-company fund, seeks long-term growth of capital and income by primarily investing in common stocks of large, well-established, stable and mature companies of great financial strength, commonly known as "blue chip" companies. These companies generally have long records of profitability and dividend payments and a reputation for high-quality management, products, and services. The Fund normally invests at least 65% of its total assets in "blue chip" stocks that:

o are included in a widely recognized index of stock market performance, such as the Dow Jones Industrial Average or the Standard & Poor's 500 Index

o   generally pay regular dividends

o   have a market capitalization of at least $1 billion



===============================================================================
The following information provides an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with those of a broad measure of market performance. Past performance is no guarantee of future results.

                           YEAR-BY-YEAR TOTAL RETURN
-------------------------------------------------------------------------------
 1989    1990    1991    1992    1993    1994    1995    1996    1997    1998

 35.60%  0.40%   28.30%  -0.30%  14.50%  0.50%   29.06%  24.37%  19.40%  17.78%

BEST QUARTER: Q1 1991 12.68%                     WORST QUARTER: Q3 1990 -11.26%
-------------------------------------------------------------------------------

The year-to-date total return for the Fund's Class F shares as of September 30, 1999 was -2.32%.

The Fund may invest in non-dividend-paying companies if, in our opinion, they offer better prospects for capital appreciation. The Fund may also invest up to 30% of its total assets in foreign securities.

MAIN RISKS OF INVESTING
The primary risks of investing in this Fund are:

o STOCK MARKET RISK. The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. In addition, if our assessment of a company's potential to increase earnings faster than the rest of the market is not correct, the securities in the portfolio may not increase in value, and could even decrease in value.

           KEY CONCEPTS

           DIVIDEND: a payment of stock or cash
           from a company's profits to its
           stockholders.

o INVESTMENT STYLE RISK. Market performance tends to be cyclical, and during various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the Fund's growth style of investing, the Fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.



===============================================================================
                   AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/98
-------------------------------------------------------------------------------
                                  1 YEAR         5 YEARS         10 YEARS
-------------------------------------------------------------------------------
GROWTH AND INCOME FUND*           17.78%         17.81%          16.31%
S&P 500 INDEX                     28.57%         24.05%          19.19%
* INCEPTION DATE 7/5/38
-------------------------------------------------------------------------------
THE STANDARD & POOR'S (S&P) 500 INDEX IS A WIDELY RECOGNIZED UNMANAGED INDEX OF COMMON STOCKS.

             DREYFUS FOUNDERS INTERNATIONAL EQUITY FUND
             -------------------------------------------------------------------
             CLASS F TICKER SYMBOL: FOIEX    MORNINGSTAR CATEGORY:
                                             Foreign Stock

INVESTMENT OBJECTIVE
Long-term growth of capital

PRINCIPAL INVESTMENT STRATEGY

International Equity Fund pursues long-term growth by normally investing at least 65% of its total assets in foreign equity securities from a minimum of three countries outside the United States, including both established and emerging economies. The Fund will not invest more than 50% of its assets in the securities of any one foreign country. Although the Fund intends to invest substantially all of its assets in issuers located outside the United States, it may at times invest in U.S.-based companies.



===============================================================================
The following information provides an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with those of a broad measure of market performance. Past performance is no guarantee of future results.

                           YEAR-BY-YEAR TOTAL RETURN
-------------------------------------------------------------------------------
 1989    1990    1991    1992    1993    1994    1995    1996    1997    1998
-------------------------------------------------------------------------------

                                                         18.60%  16.10%  17.01%

BEST QUARTER: Q1 1998 14.69%                     WORST QUARTER: Q3 1998 -14.58%
-------------------------------------------------------------------------------

The year-to-date total return for the Fund's Class F shares as of September 30, 1999 was 13.54%.

MAIN RISKS OF INVESTING
The primary risks of investing in this Fund are:

o FOREIGN INVESTMENT RISK. Investments in foreign securities involve different risks than U.S. investments, including fluctuations in currency exchange rates, potential unstable political and economic structures, reduced availability of public information and lack of uniform financial reporting and regulatory practices similar to those that apply to U.S. issuers.

o CURRENCY EXCHANGE RISK. Since the Fund's assets are invested primarily in foreign securities, and since substantially all of the Fund's revenues are received in foreign currencies, the Fund's net asset value will be affected by changes in currency exchange rates to a greater extent than other funds. The Fund pays dividends in dollars and incurs currency conversion costs.

o EMERGING MARKETS RISK. A country that is in the initial stages of its industrial cycle is considered to be an emerging markets country. Such countries are subject to more economic, political, and business risk than major industrialized nations, and the securities issued by companies located there may be more volatile, less liquid, and more uncertain.

           KEY CONCEPTS

           FOREIGN SECURITIES are securities of
           issuers, wherever organized, that have
           their principal business activities out-side of the United States. We consider where the issuer's assets are located, whether the majority of the issuer's gross income is earned outside of the United
           States, or whether the issuer's principal stock exchange listing is outside of the United States.


===============================================================================
                   AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/98
-------------------------------------------------------------------------------
                                     1 YEAR              LIFE OF FUND*
-------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND            17.01%                 17.18%
MORGAN STANLEY CAPITAL               18.77%                  9.06%
INTERNATIONAL WORLD EX. U.S. INDEX
* INCEPTION DATE 12/29/95
-------------------------------------------------------------------------------
THE MORGAN STANLEY CAPITAL INTERNATIONAL WORLD EX. U.S. INDEX IS AN AVERAGE OF THE PERFORMANCE OF SELECTED SECURITIES LISTED ON THE STOCK EXCHANGES OF EUROPE, CANADA, AUSTRALIA, NEW ZEALAND AND THE FAR EAST. THE LIFE OF FUND PERFORMANCE DATA FOR THE INDEX IS FROM DECEMBER 31, 1995 THROUGH DECEMBER 31, 1998.

             DREYFUS FOUNDERS MID-CAP GROWTH FUND
             -------------------------------------------------------------------
             CLASS F TICKER SYMBOL: FRSPX MORNINGSTAR CATEGORY: Mid-Cap Growth

INVESTMENT OBJECTIVE
Capital appreciation

PRINCIPAL INVESTMENT STRATEGY

Mid-Cap Growth Fund seeks capital appreciation by emphasizing investments in equity securities of medium-sized companies that we believe have favorable growth prospects. Mid-Cap Growth Fund will normally invest at least 65% of its total assets in equity securities of companies within the market capitalization range of companies in the Standard & Poor's Mid-Cap 400 Index. The Fund also may invest in larger or smaller companies if, in our opinion, they represent better prospects for capital appreciation. The Fund may invest up to 30% of its total assets in foreign securities, with no more than 25% of its total assets invested in the securities of any one foreign country.



===============================================================================
The following information provides an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with those of a broad measure of market performance. Past performance is no guarantee of future results.

                           YEAR-BY-YEAR TOTAL RETURN
-------------------------------------------------------------------------------
 1989    1990    1991    1992    1993    1994    1995    1996    1997    1998
-------------------------------------------------------------------------------

 39.20%  -10.40% 63.70%  8.30%   16.00%  -4.90%  25.70%  15.33%  16.40%  -1.73%

BEST QUARTER: Q1 1991 28.83%                     WORST QUARTER: Q3 1998 -29.87%
-------------------------------------------------------------------------------

The year-to-date total return for the Fund's Class F shares as of September 30, 1999 was 6.18%.

MAIN RISKS OF INVESTING
The primary risk of investing in this Fund is:

o SMALL AND MEDIUM-SIZED COMPANY RISK. While small and medium-sized companies may offer greater opportunity for capital appreciation than larger and more established companies, they also involve greater risks of loss and price fluctuations. Small companies, and to an extent medium-sized companies, may be in the early stages of development; have limited product lines, markets or financial resources; and may lack management depth. These companies may be more impacted by intense competition from larger companies, and the trading markets for their securities may be less liquid and more volatile. This means that the Fund could have greater difficulty selling a security of a small or medium-sized issuer at an acceptable price, especially in periods of market volatility. Also, it may take a substantial period of time before the Fund realizes a gain on an investment in a small or medium-sized company, if it realizes any gain at all.

           KEY CONCEPTS

           MEDIUM-SIZED COMPANIES: companies
           that have market capitalizations
           between $1.5 billion and $8 billion.
           This range may fluctuate depending on
           changes in the value of the stock
           market as a whole.


===============================================================================
                   AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/98
-------------------------------------------------------------------------------
                                  1 YEAR         5 YEARS         10 YEARS
-------------------------------------------------------------------------------
MID-CAP GROWTH FUND*              -1.73%          9.54%          15.00%
S&P MID-CAP 400 INDEX             19.11%         18.84%          19.29%
* INCEPTION DATE 9/8/61
-------------------------------------------------------------------------------
THE STANDARD & POOR'S (S&P) MIDCAP 400 INDEX IS AN UNMANAGED GROUP OF 400 DOMESTIC STOCKS CHOSEN FOR THEIR MARKET SIZE, LIQUIDITY, AND INDUSTRY GROUP REPRESENTATIONS.

             DREYFUS FOUNDERS MONEY MARKET FUND
             -------------------------------------------------------------------
             CLASS F TICKER SYMBOL: FMMXX

INVESTMENT OBJECTIVE
Maximum current income consistent with the preservation of capital and liquidity

PRINCIPAL INVESTMENT STRATEGY

Money Market Fund invests in high-quality money market instruments with minimal credit risks and remaining maturities of 397 calendar days or less, including those issued by:

o    Corporate issuers

o    U.S. government and its agencies and instrumentalities

o    U.S. and foreign banks

Money market funds are subject to strict federal requirements and must maintain an average dollar-weighted portfolio maturity of 90 days or less.



===============================================================================
The following information provides an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results.

                           YEAR-BY-YEAR TOTAL RETURN
-------------------------------------------------------------------------------
 1989    1990    1991    1992    1993    1994    1995    1996    1997    1998
-------------------------------------------------------------------------------

  8.10%  7.30%   5.10%   2.80%   2.20%   3.40%   5.10%   4.51%   4.70%   4.67%

BEST QUARTER: Q2 1989 2.19%                        WORST QUARTER: Q2 1993 0.50%
-------------------------------------------------------------------------------

MAIN RISKS OF INVESTING
The primary risks of investing in this Fund are:

o INTEREST RATE RISK. When interest rates change, the Fund's yield will be affected. An increase in interest rates tends to increase the Fund's yield, while a decline in interest rates tend to reduce its yield.

o CREDIT RISK. The value of the debt securities held by the Fund fluctuates with the credit quality of the issuers of those securities. Credit risk relates to the ability of the issuer to meet interest or principal payments, or both, as they become due.

           KEY CONCEPTS

           MONEY MARKET is the economic market
           that exists to provide very short-term
           funding to corporations, municipalities, and the U.S. government.

o INFLATION RISK. The risk that your investment will not provide enough income to keep pace with inflation.

    An investment in Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


                   AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/98
===============================================================================
                                  1 YEAR         5 YEARS         10 YEARS
-------------------------------------------------------------------------------
MONEY MARKET FUND*                4.67%          4.47%            4.77%

* INCEPTION DATE 6/23/81
-------------------------------------------------------------------------------
Money Market Fund's most current seven-day yield is available by calling 1-800-232-8088.

             DREYFUS FOUNDERS PASSPORT FUND
             -------------------------------------------------------------------
             CLASS F TICKER SYMBOL: FPSSX MORNINGSTAR CATEGORY: Foreign Stock

INVESTMENT OBJECTIVE
Capital appreciation

PRINCIPAL INVESTMENT STRATEGY

Passport Fund seeks capital appreciation through investments in equity securities of small companies outside the United States with market capitalizations or annual revenues of $1 billion or less. Passport Fund mainly invests in securities issued by foreign companies based in both developed and emerging economies overseas. At least 65% of the Fund's total assets normally will be invested in foreign securities from a minimum of three countries. The Fund may invest in larger foreign companies or in U.S.-based companies if, in our opinion, they represent better prospects for capital appreciation.



===============================================================================
The following information provides an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with those of a broad measure of market performance. Past performance is no guarantee of future results.

                           YEAR-BY-YEAR TOTAL RETURN
-------------------------------------------------------------------------------
 1989    1990    1991    1992    1993    1994    1995    1996    1997    1998
-------------------------------------------------------------------------------

                                         -10.40% 24.39%  20.05%  1.70%   12.50%

BEST QUARTER: Q1 1998 14.30%                     WORST QUARTER: Q3 1998 -19.32%
-------------------------------------------------------------------------------

The year-to-date total return for the Fund's Class F shares as of September 30, 1999 was 16.88%.

MAIN RISKS OF INVESTING
The primary risks of investing in this Fund are:

o FOREIGN INVESTMENT RISK. Investments in foreign securities involve different risks than U.S. investments, including fluctuations in currency exchange rates, potential unstable political and economic structures, reduced availability of public information and lack of uniform financial reporting and regulatory practices similar to those that apply to U.S. issuers.

o CURRENCY EXCHANGE RISK. Since the Fund's assets are invested primarily in foreign securities, and since substantially all of the Fund's revenues are received in foreign currencies, the Fund's net asset value will be affected by changes in currency exchange rates to a greater extent than other funds. The Fund pays dividends in dollars and incurs currency conversion costs.

o EMERGING MARKETS RISK. A country that is in the initial stages of its industrial cycle is considered to be an emerging markets country. Such countries are subject to more economic, political, and business risk than major industrialized nations, and the securities issued by companies located there may be more volatile, less liquid, and more uncertain.

o SMALL COMPANY RISK. While small companies may offer greater opportunity for capital appreciation than larger and more established companies, they also involve substantially greater risks of loss and price fluctuations. Small companies may be in the early stages of development; have limited product lines, markets or financial resources; and may lack management depth. These companies may be more impacted by intense competition from larger companies, and the trading markets for their securities may be less liquid and more volatile. This means that the Fund could have greater difficulty selling a security of a small-cap issuer at an acceptable price, especially in periods of market volatility. Also, it may take a substantial period of time before the Fund realizes a gain on an investment in a small-cap company, if it realizes any gain at all.

===============================================================================

                   AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/98
===============================================================================
                                  1 YEAR         5 YEARS        LIFE OF FUND*
-------------------------------------------------------------------------------
PASSPORT FUND                     12.50%          8.89%            9.77%
MORGAN STANLEY CAPITAL            18.77%          9.19%           10.50%
INTERNATIONAL WORLD EX.
U.S. INDEX
* INCEPTION DATE 11/16/93
-------------------------------------------------------------------------------
THE MORGAN STANLEY CAPITAL INTERNATIONAL WORLD EX. U.S. INDEX IS AN AVERAGE OF THE PERFORMANCE OF SELECTED SECURITIES LISTED ON THE STOCK EXCHANGES OF EUROPE, CANADA, AUSTRALIA, NEW ZEALAND AND THE FAR EAST. THE LIFE OF FUND PERFORMANCE DATA FOR THE INDEX IS FROM NOVEMBER 30, 1993 THROUGH DECEMBER 31, 1998.

             DREYFUS FOUNDERS WORLDWIDE GROWTH FUND
             -------------------------------------------------------------------
             CLASS F TICKER SYMBOL: FWWGX MORNINGSTAR CATEGORY: World Stock

INVESTMENT OBJECTIVE
Long-term growth of capital

PRINCIPAL INVESTMENT STRATEGY

Worldwide Growth Fund, a global fund, seeks long-term growth of capital by normally investing at least 65% of its total assets in equity securities of growth companies in a variety of markets throughout the world. The Fund may purchase securities in any foreign country, as well as in the United States, emphasizing common stocks of both emerging and established growth companies that generally have proven performance records and strong market positions. The Fund's portfolio will always invest at least 65% of its total assets in three or more countries. The Fund will not invest more than 50% of its total assets in the securities of any one foreign country.



===============================================================================
The following information provides an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with those of a broad measure of market performance. Past performance is no guarantee of future results.

                           YEAR-BY-YEAR TOTAL RETURN
-------------------------------------------------------------------------------
 1989    1990    1991    1992    1993    1994    1995    1996    1997    1998
-------------------------------------------------------------------------------

         6.70%   34.80%  1.50%   29.90%  -2.20%  20.63%  13.95%  10.60%  9.63%

BEST QUARTER: Q4 1993 15.28%                    WORST QUARTER: Q3 1998 -16.75%
-------------------------------------------------------------------------------

The year-to-date total return for the Fund's Class F shares as of September 30, 1999 was 7.43%.

MAIN RISKS OF INVESTING
The primary risks of investing in this Fund are:

o FOREIGN INVESTMENT RISK. Investments in foreign securities involve different risks than U.S. investments, including fluctuations in currency exchange rates, potential unstable political and economic structures, reduced availability of public infor- mation and lack of uniform financial reporting and regulatory practices similar to those that apply to U.S. issuers.

           KEY CONCEPTS

           GLOBAL FUND: a type of mutual fund
           that may invest in securities traded
           anywhere in the world, including the
           United States.

o CURRENCY EXCHANGE RISK. Since the Fund's assets are invested primarily in foreign securities, and since substantially all of the Fund's revenues are received in foreign currencies, the Fund's net asset value will be affected by changes in currency exchange rates to a greater extent than other funds. The Fund pays dividends in dollars and incurs currency conversion costs.

o EMERGING MARKETS RISK. A country that is in the initial stages of its industrial cycle is considered to be an emerging markets country. Such countries are subject to more economic, political, and business risk than major industrialized nations, and the securities issued by companies located there may be more volatile, less liquid, and more uncertain.


                   AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/98
===============================================================================
                                      1 YEAR        5 YEARS       LIFE OF FUND*
-------------------------------------------------------------------------------
WORLDWIDE GROWTH FUND                  9.63%        10.26%        13.36%
MORGAN STANLEY CAPITAL                24.33%        15.68%        10.00%
INTERNATIONAL WORLD INDEX
* INCEPTION DATE 12/31/89
-------------------------------------------------------------------------------
THE MORGAN STANLEY CAPITAL INTERNATIONAL WORLD INDEX IS AN AVERAGE OF THE PERFORMANCE OF SELECTED SECURITIES LISTED ON THE STOCK EXCHANGES OF THE UNITED STATES, EUROPE, CANADA, AUSTRALIA, NEW ZEALAND AND THE FAR EAST.

FEES AND EXPENSES
-------------------------------------------------------------------------------
The following table will help you understand the various costs and expenses you will incur directly or indirectly as an investor in the Class F shares of the Funds. We do not charge you any fees to buy, sell, or exchange Class F shares (although a $6 fee will be assessed for wire redemptions). Fund operating expenses are paid out of Fund assets and are reflected in each Fund's share price and dividend. Except as noted, the following figures show actual expenses of Class F shares during the year ended December 31, 1998, and are calculated as a percentage of average net assets.

                         ANNUAL FUND OPERATING EXPENSES

                                                                                                     TOTAL
                                                                                      TOTAL         ANNUAL
                                                                                     ANNUAL          FUND
                                                                                      FUND         OPERATING
                                                                                    OPERATING      EXPENSES
                                                                       OTHER        EXPENSES         (WITH
                                                                    EXPENSES 1      (WITHOUT      REIMBURSE-
                                                   DISTRIBUTION      (WITHOUT      REIMBURSE-       MENTS/
                                                   (12B-1) FEES     REIMBURSE-       MENTS/         WAIVERS
                                       MANAGE-        WITHOUT         MENTS/         WAIVERS          OR
                FUND                   MENT FEE       WAIVERS        WAIVERS)      OR CREDITS)     CREDITS) 2
-------------------------------------  --------    -------------    -----------    -----------    -----------
Balanced                               0.57%         0.25%           0.18%          1.00%          0.99%
Discovery                              1.00%         0.25%           0.32%          1.57%          1.55%
Focus 3                                0.85%         0.25%           0.47%          1.57%          1.50%
Government Securities                  0.65%         0.25%4          0.59%          1.49%          1.25%
Growth                                 0.67%         0.25%           0.18%          1.10%          1.08%
Growth and Income                      0.62%         0.25%           0.23%          1.10%          1.08%
International Equity                   1.00%         0.25%           0.67%          1.92%          1.80%5
Mid-Cap Growth                         0.77%         0.25%           0.33%          1.35%          1.33%
Money Market                           0.50%           N/A           0.37%          0.87%          0.85%
Passport                               1.00%         0.25%           0.29%          1.54%          1.52%
Worldwide Growth                       0.96%         0.25%           0.28%          1.49%          1.47%

------------

1 THESE EXPENSES INCLUDE CUSTODIAN, TRANSFER AGENCY, AND ACCOUNTING AGENT FEES,
  AND OTHER CUSTOMARY FUND EXPENSES.

2 EXPENSES AFTER REIMBURSEMENTS, WAIVERS, AND CREDITS INCLUDE EXPENSE OFFSETS
  FROM CREDITS EARNED ON UNINVESTED CASH HELD OVERNIGHT AT THE CUSTODIAN, AND WAIVERS OF CERTAIN 12B-1 FEES AND OTHER EXPENSES BY FOUNDERS (SEE BELOW).

3 FOCUS FUND'S "OTHER EXPENSES" ARE ESTIMATES SINCE IT IS NEWLY ORGANIZED.
  FOUNDERS HAS AGREED TO LIMIT THE TOTAL EXPENSES OF FOCUS FUND PURSUANT TO A CONTRACTUAL COMMITMENT, SO THAT TOTAL ANNUAL FUND OPERATING EXPENSES (WITH REIMBURSEMENTS/WAIVERS AND CREDITS) FOR CLASS F SHARES WILL NOT EXCEED 1.50%. THIS LIMIT WILL EXTEND THROUGH AT LEAST MAY 31, 2000, AND WILL NOT BE TERMINATED WITHOUT THE PRIOR APPROVAL OF THE FUNDS' BOARD OF DIRECTORS.

4 FOUNDERS HAS WAIVED CERTAIN 12B-1 FEES FOR THE CLASS F SHARES OF GOVERNMENT
  SECURITIES FUND PURSUANT TO A CONTRACTUAL COMMITMENT. AFTER THE WAIVER, CLASS F 12B-1 FEES FOR THAT FUND WERE 0.04%. THIS WAIVER WILL EXTEND THROUGH AT LEAST MAY 31, 2000, AND WILL NOT BE TERMINATED WITHOUT THE PRIOR APPROVAL OF THE FUNDS' BOARD OF DIRECTORS.

5 FOUNDERS HAS AGREED TO LIMIT THE TOTAL EXPENSES OF INTERNATIONAL EQUITY FUND
  PURSUANT TO A CONTRACTUAL COMMITMENT, SO THAT TOTAL ANNUAL FUND OPERATING EXPENSES (WITH REIMBURSEMENTS/WAIVERS AND CREDITS) FOR CLASS F SHARES WILL NOT EXCEED 1.80%. THIS LIMIT WILL EXTEND THROUGH AT LEAST MAY 31, 2000, AND WILL NOT BE TERMINATED WITHOUT THE PRIOR APPROVAL OF THE FUNDS' BOARD OF DIRECTORS.

           KEY CONCEPTS

           All of the Funds (except Money Market
           Fund) have adopted a Rule 12b-1 Plan
           which allows the Funds to pay
           distribution fees of up to 0.25% for
           the sale and distribution of Class F
           shares. The 12b-1 fee is paid out of
           a Fund class' assets on an ongoing
           basis. Over time it will increase the
           cost of your investment and may cost
           you more than paying other types of
           sales charges.

^

EXPENSE EXAMPLE

                FUND                    1 YEAR       3 YEARS       5 YEARS       10 YEARS
               ------                   ------       -------       -------       --------
Balanced                                 $103         $ 320        $  555         $1,229
Discovery                                $161         $ 499        $  861         $1,878
Focus *                                  $153         $ 474         n/a            n/a
Government Securities                    $153         $ 474        $  819         $1,789
Growth                                   $112         $ 348        $  604         $1,334
Growth and Income                        $113         $ 352        $  609         $1,346
International Equity                     $197         $ 608        $1,046         $2,259
Mid-Cap Growth                           $138         $ 430        $  744         $1,632
Money Market                             $ 89         $ 279        $  484         $1,076
Passport                                 $158         $ 490        $  845         $1,845
Worldwide Growth                         $152         $ 471        $  813         $1,778

    *SINCE FOCUS FUND IS A NEW FUND, ITS ONE-YEAR AND THREE-YEAR COSTS ARE
     ESTIMATES.


This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return and no change in expenses. Because actual return and expenses will be different, the example is for comparison only.

MORE ABOUT INVESTMENT OBJECTIVES, STRATEGIES, AND RISKS
-------------------------------------------------------------------------------

Each of the Funds seeks to achieve its investment objective through its unique investment strategies. The principal investment strategies and risks of each Fund have been described in the Fund summaries. This section of the Prospectus discusses other investment strategies used by the Funds and provides in more detail the risks associated with those strategies. Although we might not always use all of the different techniques and investments described below, some of these techniques are designed to help reduce investment or market risks. The Statement of Additional Information contains more detailed information about the Funds' investment policies and risks.

OTHER PORTFOLIO INVESTMENTS AND STRATEGIES

Balanced, Discovery, Focus, International Equity, Growth, Growth and Income, Mid-Cap Growth, Passport, and Worldwide Growth are the Equity Funds. Government Securities Fund and Money Market Fund are the Income Funds.

FIXED-INCOME SECURITIES. While the Equity Funds generally emphasize investments in equity securities, such as common stocks and preferred stocks, they also may invest in fixed-income securities when we believe that these investments offer opportunities for capital appreciation. Fixed-income securities in which the Equity Funds might invest include bonds, debentures, and other corporate or government obligations. For Balanced Fund, we also consider current income in the selection of these securities.

ADRS. The Equity Funds may invest without limit in American Depositary Receipts and American Depositary Shares (collectively, "ADRs"). ADRs are receipts representing shares of a foreign corporation held by a U.S. bank that entitle the holder to all dividends and capital gains on the underlying foreign shares. ADRs are denominated in U.S. dollars and trade in the U.S. securities markets.

    ADRs are subject to some of the same risks as direct investments in foreign securities, including the risk that material information about the issuer may not be disclosed in the United States and the risk that currency fluctuations may adversely affect the value of the ADR.

SECURITIES THAT ARE NOT READILY MARKETABLE. Each Fund may invest up to 15% of its net assets in securities that are not "readily marketable." This limit is 10% for Money Market Fund. A security is not readily marketable if we cannot sell it within seven days in the ordinary course of business for approximately the amount it is valued.

    A restricted security is one that has a contractual restriction on its resale or which cannot be sold publicly until it is registered with the Securities and Exchange Commission ("SEC").

Certain restricted securities are eligible for resale to qualified institutional purchasers (Rule 144A securities) and may be readily marketable. Rule 144A securities that are readily marketable are not subject to the 15%/10% limits discussed above. We monitor holdings of 144A securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity. However, it is possible that the market for 144A securities can change and it may become difficult to sell these securities, or to sell them at a reasonable price, if institutional purchasers lose interest in the investment.

    Investments in illiquid securities, which may include restricted securities, involve certain risks to the extent that a Fund may be unable to dispose of such a security at the time desired or at a reasonable price. In addition, in order to sell a restricted security, a Fund might have to bear the expense and incur the delays associated with registering the shares with the SEC.

HEDGING AND DERIVATIVE INSTRUMENTS. All of the Funds except the Money Market Fund can enter into futures contracts and forward contracts, and may purchase and/or write (sell) put and call options on securities, securities indexes, futures contracts, and foreign currencies. These are sometimes referred to as "derivative" instruments, since their values are derived from an underlying security, index or other financial instrument. The Funds may use derivative instruments to engage in hedging strategies but do not use them for speculative purposes. The Funds have limits on their use and are not required to use them in seeking their investment objectives.

    Some of these strategies may hedge a Fund's portfolio against price fluctuations. Other hedging strategies, such as buying futures and call options, would tend to increase a Fund's exposure to the securities market. Forward contracts may be used to try to manage foreign currency risks on a Fund's foreign investments. Options trading involves the payment of premiums and has special tax effects on a Fund.

    There are special risks in using particular hedging strategies. Using derivatives can cause a Fund to lose money on its investments and/or increase the volatility of its share prices. In addition, the successful use of derivatives draws upon skills and experience that are different from those needed to select the other securities in which the Funds invest. Should interest rates or the prices of securities or financial indexes move in an unexpected manner, a Fund may not achieve the desired benefit of these instruments, or may realize losses and be in a worse position than if the instruments had not been used. A Fund could also experience losses if the prices of its derivative positions were not correlated with its other investments or if it could not close out a position because of an illiquid market.

    The Funds' investments in derivatives are subject to the Funds' internal Derivatives Policy, which may be changed by the Funds' Board of Directors without shareholder approval.

TEMPORARY DEFENSIVE INVESTMENTS. In times of unstable or adverse market or economic conditions, up to 100% of the assets of the Funds can be invested in temporary defensive instruments in an effort to enhance liquidity or preserve capital. Temporary defensive investments generally would include cash, cash equivalents such as commercial paper, money market instruments, short-term debt securities, U.S. government securities, or repurchase agreements. The Funds could also hold these types of securities pending the investment of proceeds from the sale of Fund shares or portfolio securities, or to meet anticipated redemptions of Fund shares. To the extent a Fund invests defensively in these securities, it might not achieve its investment objective.

PORTFOLIO TURNOVER. The Funds do not have any limitations regarding portfolio turnover. A Fund may engage in short-term trading to try to achieve its objective and may have portfolio turnover rates in excess of 100%. A portfolio turnover rate of 100% is equivalent to a Fund buying and selling all of the securities in its portfolio once during the course of a year. The portfolio turnover rates of the Funds may be higher than some other mutual funds with the same investment objectives. Higher portfolio turnover rates increase the brokerage costs a Fund pays and may adversely affect its performance. If a Fund realizes capital gains when it sells portfolio investments, it generally must pay those gains out to shareholders, increasing their taxable distributions. This may adversely affect the after-tax performance of the Funds for shareholders with taxable accounts. The Funds' portfolio turnover rates (other than the Money Market Fund) for prior years are included in the "Financial Highlights"section of this Prospectus. The Funds' current and future portfolio turnover rates may differ significantly from their historical portfolio turnover rates. In particular, Passport Fund's portfolio turnover rates for 1999 and future years are expected to be significantly higher than the Fund's historical portfolio turnover rates due to the current manager's investment style.

MORE ABOUT RISK

Like all investments in securities, you risk losing money by investing in the Funds. The Funds' investments are subject to changes in their value from a number of factors.

  o STOCK MARKET RISK. The value of the stocks and other securities owned by the Funds will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

  o COMPANY RISK. The stocks in the Funds' portfolios may not perform as expected. Other factors can affect a particular stock's price, such as poor earnings reports by the issuer, loss of major customers or management team members, major litigation against the issuer, or changes in government regulations affecting the issuer or its industry.

  o OPPORTUNITY RISK. There is the risk of missing out on an investment opportunity because the assets necessary to take advantage of the opportunity are held in other investments.

  o INVESTMENT STYLE RISK. Market performance tends to be cyclical, and during various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the Funds' growth style of investing, a Fund's gains may not be as big as, or its losses may be bigger than, other funds using different investment styles.

  o FOREIGN INVESTMENT RISK. Investments in foreign securities involve different risks than U.S. investments. These risks include:

     o CURRENCY RISK. Fluctuations in exchange rates of foreign currencies affect the value of a Fund's assets as measured in U.S. dollars and the costs of converting between various currencies.

     o REGULATORY RISK. There may be less governmental supervision of foreign stock exchanges, security brokers, and issuers of securities, and less public information about foreign companies. Also, accounting, auditing and financial reporting standards are less uniform than in the United States. Exchange control regulations or currency restrictions could prevent cash from being brought back to the United States. The Funds may be subject to withholding taxes and could experience difficulties in pursuing legal remedies and collecting judgments.

     o MARKET RISK. Foreign markets have substantially less volume than U.S. markets, and are not generally as liquid as, and may be more volatile than, those in the United States. Brokerage commissions and other transaction costs are generally higher than in the United States, and settlement periods are longer.

     o POLITICAL RISK. Foreign investments may be subject to the possibility of expropriation or confiscatory taxation; limitations on the removal of funds or other assets of the Fund; and political, economic or social instability.

  o INITIAL PUBLIC OFFERINGS. The Equity Funds, particularly the Discovery, International Equity, Mid-Cap Growth, Passport, and Worldwide Growth Funds, invest in initial public offerings (IPOs). Part of the historical performance of these Funds is due to the allocation to the Funds of securities sold in IPOs. The effect of IPOs on a Fund's performance depends on a variety of factors, including the number of IPOs a Fund invests in, whether and to what extent a security purchased in an IPO appreciates in value, and the asset base of the Fund. There is no guarantee that a Fund's investments in IPOs, if any, will continue to have a similar impact on the Fund's performance.

  o RISK OF FIXED-INCOME INVESTMENTS. The Funds' investments in fixed-income securities are subject to interest rate risk and credit risk.

     o INTEREST RATE RISK. When interest rates change, the value of the fixed-income portion of a Fund will be affected. An increase in interest rates tends to reduce the market value of debt securities, while a decline in interest rates tends to increase their values.

     o CREDIT RISK. The value of the debt securities held by a Fund fluctuates with the credit quality of the issuers of those securities. Credit risk relates to the ability of the issuer to make payments of principal and interest when due, including default risk.

  o YEAR 2000 RISK. The Funds could be adversely affected if the computer systems used by Founders and the Funds' other service providers do not properly process and calculate date-related information on or after January 1, 2000. We are working to avoid Year 2000-related problems in our systems and to obtain assurances from other service providers that they are taking similar steps. In addition, issuers of securities in which the Funds invest may be adversely affected by Year 2000-related problems. This could have an impact on the value of the Funds' investments and the Funds' share prices.

WHO MANAGES THE FUNDS
-------------------------------------------------------------------------------

THE MANAGER. Founders serves as investment adviser to each of the Funds and is responsible for selecting the Funds' investments and handling their day-to-day business. Founders' corporate offices are located at 2930 East Third Avenue, Denver, Colorado 80206.


    Founders and its predecessor companies have operated as investment advisers since 1938. Founders also serves as investment adviser or sub-adviser to a number of other investment companies and private accounts. Founders is the growth specialist affililate of The Dreyfus Corporation, a leading mutual fund complex with more than $118 billion in its mutual fund portfolios as of September 30, 1999. Founders and Dreyfus are subsidiaries of Mellon Financial Corporation, a broad-based global financial services company.


    In addition to managing each Fund's investments, Founders also provides certain related administrative services to each Fund. For these investment and related administrative services, each Fund pays Founders a management fee. Each Fund's management fee for the fiscal year ended December 31, 1998 was the following percentage of the respective Fund's average daily net assets:

  Balanced Fund                                                            0.57%
  Discovery Fund                                                           1.00%
  Government Securities Fund                                               0.65%
  Growth Fund                                                              0.67%
  Growth and Income Fund                                                   0.62%
  International Equity Fund                                                1.00%
  Mid-Cap Growth Fund                                                      0.77%
  Money Market Fund                                                        0.50%
  Passport Fund                                                            1.00%
  Worldwide Growth Fund                                                    0.96%

    Focus Fund began operations December 31, 1999. The management fee schedule for Focus Fund is 0.85% on the first $250 million of the Fund's average daily net assets, 0.80% of the next $250 million, and 0.75% on average daily net assets in excess of $500 million.

FOUNDERS' INVESTMENT MANAGEMENT TEAM. To facilitate day-to-day Fund management, we use a lead manager and team system for our Funds. There are three teams, each targeted toward a particular area of the market: small- to mid-capitalization, large-capitalization, and international investments. Each team is composed of members of our Investment Department, including lead portfolio managers, portfolio traders, and research analysts.

    Each of these individuals brings ideas, information, knowledge, and expertise to the table to help in the management of the Funds. Daily decisions on security selection for each Fund rest with a lead portfolio manager assigned to the Fund. Through participation in the team process, the manager uses the input, research, and advice of the rest of the management team in making purchase and sale decisions.

ROBERT T. AMMANN, VICE PRESIDENT OF INVESTMENTS. Mr. Ammann is a Chartered Financial Analyst who has been lead portfolio manager of Discovery Fund since 1997. He also served as portfolio manager of Frontier Fund from February 1999 until its merger with Discovery Fund in August 1999. Mr. Ammann joined Founders in 1993 as a research analyst, and became a senior research analyst in 1996. Mr. Ammann was formerly a financial statistician for Standard & Poor's CompuStat Services, Inc. A graduate of Colorado State University, Mr. Ammann holds a bachelor's degree in business administration with a concentration in finance.


CURTIS J. ANDERSON, VICE PRESIDENT OF INVESTMENTS. Mr. Anderson is a Chartered Financial Analyst who has been portfolio manager of Balanced Fund since December 1999. Before joining Founders, Mr. Anderson was a senior vice president, director of research, and a portfolio manager with First Security Investment Management, Salt Lake City, Utah. Mr. Anderson holds a bachelor's degree in finance and an MBA from the University of Utah.

THOMAS M. ARRINGTON, VICE PRESIDENT OF INVESTMENTS. Mr. Arrington is a Chartered Financial Analyst who has been co-portfolio manager, along with Scott Chapman, of Growth Fund since December 1998 and the domestic portion of Worldwide Growth Fund since July 1999. Mr. Arrington has also been the lead portfolio manager of Growth and Income Fund since February 1999. Mr. Arrington has also served as a portfolio manager for The Dreyfus Corporation since March 1999. Mr. Arrington was formerly vice president and director of income equity strategy at HighMark Capital Management, Inc., a subsidiary of Union BanCal Corporation. He received a bachelor's degree in economics from the University of California, Los Angeles and an MBA from San Francisco State University.

SCOTT A. CHAPMAN, VICE PRESIDENT OF INVESTMENTS AND DIRECTOR OF RESEARCH. Mr. Chapman is a Chartered Financial Analyst who has been the co-portfolio manager, along with Thomas Arrington, of Growth Fund since December 1998 and the domestic portion of Worldwide Growth Fund since July 1999. Mr. Chapman has also been the lead portfolio manager of the Focus Fund since December 1999. Mr. Chapman has also served as a portfolio manager for The Dreyfus Corporation since February 1999. Mr. Chapman was formerly vice president and director of growth strategy for HighMark Capital Management, Inc., a subsidiary of Union BanCal Corporation. He has more than 10 years' experience in equity investment management, including security analysis positions with McCullough, Andrews & Cappiello and Cooper Development Co. Mr. Chapman received a bachelor of science degree in accounting from Santa Clara University and an MBA in finance from Golden Gate University.

MARGARET R. DANUSER, FIXED-INCOME MANAGER. Ms. Danuser has been the lead portfolio manager of Government Securities and Money Market Funds since 1996, and has served as Founders' fixed-income specialist since 1995. She was an investment officer with LaSalle Street Capital Management from 1989 to 1994. Ms. Danuser received a bachelor of arts degree in international affairs from the University of Colorado, and pursued MBA studies at Loyola University, Chicago.


^
^


DOUGLAS A. LOEFFLER, VICE PRESIDENT OF INVESTMENTS. Mr. Loeffler is a Chartered Financial Analyst who has been portfolio manager for International Equity Fund since 1997 and the foreign portion of Worldwide Growth Fund since July 1999. Mr. Loeffler also served as co-lead portfolio manager for Mid-Cap Growth Fund from 1997 until March 1998. He joined Founders in 1995 as a senior international equities analyst and previously served as assistant portfolio manager for International Equity Fund. Mr. Loeffler has also served as a portfolio manager for The Dreyfus Corporation since February 1999. Before joining Founders, he spent seven years with Scudder, Stevens & Clark as an international equities analyst and quantitative analyst. A graduate of Washington State University, Mr. Loeffler received an MBA in finance from the University of Chicago.

KEVIN S. SONNETT, VICE PRESIDENT OF INVESTMENTS. Mr. Sonnett is a Chartered Financial Analyst who has been portfolio manager of Mid-Cap Growth Fund since December 1999. He joined Founders in February 1997 as an equity analyst for the small- and mid-cap investment team, and was promoted to senior equity analyst in 1999. Mr. Sonnett has also served as a portfolio manager for The Dreyfus Corporation since December 1999. Before joining Founders, Mr. Sonnett was an equity analyst with the Colorado Public Employees Retirement Association from 1995 to 1997, and an investor services representative with Janus Service Corporation from 1994 to 1995. Mr. Sonnett holds a bachelor's degree in marketing from Pennsylvania State University and a master's degree in finance from the University of Colorado.

TRACY P. STOUFFER, VICE PRESIDENT OF INVESTMENTS. Ms. Stouffer is a Chartered Financial Analyst who has been portfolio manager of Passport Fund since July 1999. Before joining Founders, Ms. Stouffer was a vice president and portfolio manager with Federated Global, Incorporated from 1995 to July 1999, and a vice president and portfolio manager with Clariden Asset Management, Inc. from 1988 to 1995. Prior to 1988, Ms. Stouffer held various portfolio management and securities analyst positions. A graduate of Cornell University, Ms. Stouffer received an MBA with a concentration in marketing from the University of Western Ontario, Canada.

ABOUT YOUR INVESTMENT
-------------------------------------------------------------------------------

YOUR SHARE PRICE
The price you pay for a Class F share of a Fund, and the price you receive upon selling or redeeming a Class F share of a Fund, is called the Class' net asset value (NAV). We calculate NAV by dividing the total net assets of Class F of a Fund by its total number of Class F shares outstanding. We determine the NAV as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern time) on each day that the Exchange is open. NAV is not calculated, and you may not conduct Fund transactions, on days the NYSE is closed (generally weekends and New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day). However, the Funds may conduct portfolio transactions on those days, particularly in foreign markets, which may affect the value of Fund shares on days when you will not be able to purchase, exchange, or redeem shares.

    With the exception of Money Market Fund, the Funds use pricing services to determine the market value of the securities in the Funds' portfolios. If market quotations are not readily available, we value the Funds' securities or other assets at fair value as determined in good faith by the Funds' Board of Directors, or pursuant to procedures approved by the directors. The securities held by Money Market Fund are valued using the amortized cost method. The NAV of your shares when you redeem them may be more or less than the price you originally paid, depending primarily upon the Fund's investment performance.

    We will price your purchase, exchange, or redemption of Fund shares at the next NAV calculated after your order is received in good order by us or by certain other agents of the Funds or their distributor.

INVESTING IN THE FUNDS
-------------------------------------------------------------------------------

Class F shares of a Fund can be purchased only by:


o Persons or entities who have continuously maintained a Fund account since December 30, 1999.

o Any person or entity listed in the account registration for any Fund account that has been continuously maintained since December 30, 1999, such as joint owners, trustees, custodians, and designated beneficiaries.

o Retirement plans (such as 401(k) plans) that have continuously maintained a Fund account since December 30, 1999. Any such plan may extend the privilege of purchasing Class F shares to new plan participants, and the plan participants may purchase Class F shares with rollover retirement funds.


o Customers of certain financial institutions which offer retirement plan programs, wrap accounts or other fee-based advisory programs, or insurance company separate accounts, and which have had relationships with Founders and/or any Fund continuously since December 30, 1999.

o   Founders employees, Fund directors and their immediate families.

For more detailed information about eligibility, please call 1-800-525-2440. If you hold Fund shares through a broker-dealer or other financial institution, your eligibility to purchase Class F shares may differ depending on that institution's policies.

TYPES OF ACCOUNTS
The following types of account registrations are available:

  o INDIVIDUAL OR JOINT TENANT. Individual accounts have a single owner. Joint accounts have two or more owners. Unless specified otherwise, we set up joint accounts with rights of survivorship, which means that upon the death of one account holder, ownership passes to the remaining account holders.

  o TRANSFER ON DEATH. A way to designate beneficiaries on an Individual or Joint Tenant account. We will provide the rules governing this type of account when the account is established.

  o  UGMA OR UTMA. (Uniform Gifts to Minors Act or Uniform Transfers to Minors
     Act) These accounts are a way to give money to a child or to help a child invest on his/her own. Depending on state laws, we will set the account up as a UGMA or UTMA.

  o TRUST. The trust needs to be effective before we can establish this kind of account.

  o CORPORATION OR OTHER ENTITY. A corporation or entity owns this account. Please attach a certified copy of your corporate resolution showing the person(s) authorized to act on this account.

RETIREMENT ACCOUNTS

You may set up the following retirement accounts by completing an IRA
Application:

  o TRADITIONAL IRA. Any adult under age 70 1/2 who has earned income may contribute up to $2,000 (or 100% of compensation, whichever is less) to an IRA per tax year. If your spouse is not employed, you can contribute up to $4,000 annually to two IRAs, as long as no more than $2,000 is contributed to a single account.

  o ROLLOVER IRA. Distributions from qualified employer-sponsored retirement plans (and, in most cases, from any IRA) retain their tax advantages when rolled over to an IRA within 60 days of receipt. You also need to complete a Transfer, Direct Rollover and Conversion Form.

  o  ROTH IRA. Allows for two types of purchases:

     o CONTRIBUTIONS. Any adult who has earned income below certain income limits may contribute up to $2,000 (or 100% of compensation, whichever is less) to a Roth IRA per tax year. If your spouse is not employed, you can contribute up to $4,000 annually to two Roth IRAs, as long as no more than $2,000 is contributed to a single account. Contributions to a Roth IRA are NOT tax-deductible, but distributions, including earnings, may be withdrawn tax-free after five years for qualified events such as retirement.

              You may elect to have both traditional IRAs and Roth IRAs, provided that your combined contributions do not exceed the $2,000 (or 100% of compensation, whichever is less) annual limitation.

          o CONVERSIONS. Conversions/distributions from traditional IRAs to Roth IRAs are taxable at the time of their conversion, but after five years may then be distributed tax-free for qualified events such as retirement. Only individuals with incomes below certain thresholds may convert their traditional IRAs to Roth IRAs.

          o SEP-IRA. Allows self-employed persons or small business owners to make direct contributions to employees' IRAs with minimal reporting and disclosure requirements.

          Each year you will be charged a single $10.00 custodial fee for all IRA accounts maintained under your Social Security number. This fee will be waived if the aggregate value of your IRA accounts is $5,000 or more. This fee may be changed upon 30 days' notice.

          o PROFIT-SHARING AND MONEY PURCHASE PENSION PLAN. A retirement plan that allows self-employed persons or small business owners and their employees to make tax-deductible contributions for themselves and any eligible employees.

       o 401(K) PLAN. A retirement plan that allows employees of corporations of any size to contribute a percentage of their wages on a tax-deferred basis.

    Call 1-800-934-GOLD (4653) for additional information about these retirement accounts.

    WE RECOMMEND THAT YOU CONSULT YOUR TAX ADVISER REGARDING THE PARTICULAR TAX CONSEQUENCES OF THESE RETIREMENT PLAN OPTIONS.

MINIMUM INITIAL INVESTMENTS

To open a Fund account, please enclose a check payable to "Dreyfus Founders Funds, Inc." for one of the following amounts:

o    $1,000 minimum for most regular accounts

o    $500 minimum for IRA and UGMA/UTMA accounts

o No minimum if you begin an Automatic Investment Plan or Payroll Deduction of $50 or more per month or per pay period

MINIMUM ADDITIONAL INVESTMENTS

o    $100 for payments made by mail, TeleTransfer, wire, and online

o    $50 for Automatic Investment Plan payments

o    $50 for payroll deduction

DOING BUSINESS WITH DREYFUS FOUNDERS FUNDS
--------------------------------------------------------------------------------

                                HOW TO                       HOW TO                      HOW TO
BY PHONE                        OPEN AN ACCOUNT              ADD TO AN ACCOUNT           SELL SHARES
-------------------------------------------------------------------------------------------------------------------
1-800-525-2440                  If your account with us has  TeleTransfer allows you to  We can send proceeds only
                                telephone exchange           make electronic purchases   to the address or bank of
                                privileges, you can call to  directly from a checking    record. Minimum
                                open an account in another   or savings account at your  redemption - $100; $1,000
                                Fund by exchange. The names  request. You may establish  minimum for a redemption
                                and registrations need to    TeleTransfer when your      by wire. Phone redemption
                                be identical on both         account is opened, or add   is not available on
                                accounts.                    it later by completing an   retirement accounts and
                                Otherwise, you must          Account Changes Form. We    certain other accounts.
                                complete a New Account       charge no fee for           You may add phone
                                Application and send it in   TeleTransfer transactions.  redemption privileges by
                                with your investment check.                              completing an Account
                                                                                         Changes Form.
BY MAIL
-------------------------------------------------------------------------------------------------------------------
Dreyfus Founders Funds          Complete the proper          Make your check payable to  In a letter, please tell
P.O. Box 173655                 application. Make your       "Dreyfus Founders Funds,    us the number of shares or
Denver, CO 80217-3655           check payable to "Dreyfus    Inc." Enclose the           dollars you wish to
                                Founders Funds, Inc." We     purchase stub (from your    redeem, the name(s) of the
If you are using certified or   cannot establish new         most recent confirmation    account owner(s), the Fund
registered mail or an           accounts with third-party    or quarterly statement);    and account number, and
overnight delivery service,     checks.                      if you do not have one,     your Social Security or
send your correspondence to:                                 write the Fund name and     tax identification number.
Dreyfus Founders Funds                                       your account number on the  All account owners need to
2930 East Third Avenue Denver,                               check. For IRAs, please     sign the request exactly
CO 80206-5002                                                state the contribution      as their names appear on
                                                             year.                       the account. We can send
                                                             The Funds do not normally   proceeds only to the
                                                             accept third-party checks.  address or bank of record.
IN PERSON
-------------------------------------------------------------------------------------------------------------------
Founders Investor Center        Visit the Founders Investor  Visit the Founders          Visit the Founders
2930 East Third Avenue          Center. Call us at           Investors Center. Call us   Investor Center. Call us
(at Milwaukee)                  1-800-525-2440 to make an    at 1-800-525-2440 to make   at 1-800-525-2440 to make
Denver, CO                      appointment and for          an appointment and for      an appointment, for
                                directions.                  directions.                 directions, and to ask
                                                                                         whether all account owners
                                                                                         need to be present.

                                HOW TO
BY PHONE                        EXCHANGE SHARES
------------------------------------------------------------------------------------------------------------------
1-800-525-2440                  If you have telephone
                                exchange privileges, you
                                may exchange from one Fund
                                to another. The names and
                                registrations need to be
                                identical on both
                                accounts.

BY MAIL
-------------------------------------------------------------------------------------------------------------------

Dreyfus Founders Funds          In a letter, include the
P.O. Box 173655                 name(s) of the account
Denver, CO 80217-3655           owner(s), the Fund and
                                account number you wish to
If you are using certified or   exchange from, your Social
registered mail or an           Security or tax
overnight delivery service,     identification number, the
send your correspondence to:    dollar or share amount,
Dreyfus Founders Funds          and the account you wish
2930 East Third Avenue Denver,  to exchange into. All
CO 80206-5002                   account owners need to
                                sign the request exactly
                                as their names appear on
                                the account. Exchange
                                requests may be faxed to
                                us at (303) 394-4021.
IN PERSON
-------------------------------------------------------------------------------------------------------------------

Founders Investor Center        Visit the Founders
2930 East Third Avenue          Investor Center. Call us
(at Milwaukee)                  at 1-800-525-2440 to make
Denver, CO                      an appointment, for
                                directions, and to ask
                                whether all account owners
                                need to be present.


--------------------------------------------------------------------------------

                                HOW TO                       HOW TO                      HOW TO
BY WIRE                         OPEN AN ACCOUNT              ADD TO AN ACCOUNT           SELL SHARES
-------------------------------------------------------------------------------------------------------------------
                                Complete and mail the        Wire funds to:              $6 fee; $1,000 minimum.
                                proper application. Wire     Investors Fiduciary Trust   Monies are usually
                                funds to:                    Company                     received the business day
                                Investors Fiduciary Trust    ABA # 101003621             after the date you sell.
                                Company                      For Credit to Account       Unless otherwise
                                ABA # 101003621              # 890751-842-0              specified, we will deduct
                                For Credit to Account        Please indicate the Fund    the fee from your
                                # 890751-842-0               name and your account       redemption proceeds.
                                Please indicate the Fund     number, and indicate the
                                name and your account        name(s) of the account
                                number, and indicate the     owner(s).
                                name(s) of the account
                                owner(s).
THROUGH OUR WEBSITE
-------------------------------------------------------------------------------------------------------------------
www.founders.com                Download, complete and mail  You may purchase shares     You may redeem shares
                                a signed copy of the proper  using our website if you    using our website if you
                                application.                 have TeleTransfer.          have TeleTransfer. We can
                                                                                         only send proceeds to your
                                                                                         bank of record. Online
                                                                                         redemptions are not
                                                                                         available on retirement
                                                                                         accounts and certain other
                                                                                         accounts.
THROUGH AUTOMATIC
TRANSACTION PLANS
-------------------------------------------------------------------------------------------------------------------
                                Automatic Investment Plan    Automatic Investment Plan   Systematic Withdrawal Plan
                                (AIP) allows you to make     (AIP) allows you to make    permits you to receive a
                                electronic purchases         electronic purchases        fixed sum on a monthly,
                                directly from a checking or  directly from a checking    quarterly or annual basis
                                savings account. The         or savings account. The     from accounts with a value
                                minimum to open an account   minimum to open an account  of $5,000 or more.
                                is $50 per month.            is $50 per month.           Payments may be sent
                                Once established, AIP        Once established, AIP       electronically to your
                                purchases take place         purchases take place        bank or to you in check
                                automatically on             automatically on            form.
                                approximately the 5th        approximately the 5th
                                and/or 20th of the month.    and/or 20th of the month.
                                We charge no fee for AIP.    We charge no fee for AIP.
FASTLINE TM
-------------------------------------------------------------------------------------------------------------------
1-800-947-FAST (3278)           Follow instructions          Follow instructions         We can send proceeds only
Automated telephone account     provided when you call to    provided when you call to   to the bank of record.
access service                  open an account in a new     add to your account via     Minimum redemption - $100.
                                Fund.                        TeleTransfer.               Phone redemption is not
                                                                                         available on retirement
                                                                                         accounts and certain other
                                                                                         accounts. You may add
                                                                                         phone redemption
                                                                                         privileges by completing
                                                                                         an Account Changes Form.

                                HOW TO
BY WIRE                         EXCHANGE SHARES
-------------------------------------------------------------------------------------------------------------------
                                Not applicable.
THROUGH OUR WEBSITE
-------------------------------------------------------------------------------------------------------------------
www.founders.com                You may exchange shares
                                using our website if you
                                have telephone exchange
                                privileges.
THROUGH AUTOMATIC
TRANSACTION PLANS
-------------------------------------------------------------------------------------------------------------------
                                Fund to Fund Investment
                                Plan allows you to
                                automatically exchange a
                                fixed dollar amount from
                                one Fund to purchase
                                shares in another Fund.
FASTLINE TM
-------------------------------------------------------------------------------------------------------------------
1-800-947-FAST (3278)           Follow instructions
Automated telephone account     provided when you call.
access service                  $100 minimum.

SELLING SHARES
-------------------------------------------------------------------------------

  o SHARES RECENTLY PURCHASED BY CHECK OR TELETRANSFER. Redemptions of shares purchased by check (other than purchases by cashier's check) or TeleTransfer will be placed on hold until your check has cleared (which may take up to 15 days). During this time, you may make exchanges to another Fund but may not receive the proceeds of redemption. Although payment may be delayed, the price you receive for your redeemed shares will not be affected.

  o INDIVIDUAL, JOINT TENANT, TRANSFER ON DEATH, AND UGMA/UTMA ACCOUNTS. If requesting a redemption in writing, a letter of instruction needs to be signed by all account owners as their names appear on the account.

  o  RETIREMENT ACCOUNTS. Please call 1-800-525-2440 for the appropriate form.

  o TRUST ACCOUNTS. The trustee needs to sign a letter indicating his/her capacity as trustee. If the trustee's name is not in the account registration, you will need to provide a certificate of incumbency dated within the past 60 days.

  o CORPORATION OR OTHER ENTITY. A certified corporate resolution complete with a corporate seal or signature guarantee needs to be provided. At least one person authorized to act on the account needs to sign the letter.

BUYING OR SELLING SHARES THROUGH A BROKER. Be sure to read the broker's program materials for disclosures on fees and service features that may differ from those in this Prospectus. A broker may charge a commission or transaction fee, or have different account minimums.

SIGNATURE GUARANTEE. For your protection, we require a guaranteed signature if you request:

  o a redemption check made payable to anyone other than the shareholder(s) of record

  o   a redemption check mailed to an address other than the address of record

  o a redemption check or wire sent to a bank other than the bank we have on file

  o a redemption check mailed to an address that has been changed within 30 days of your request

  o a redemption for $50,000 or more from an account that does not have telephone redemption privileges (excluding accounts held by a corporation)

    You can have your signature guaranteed at a:

  o  bank

  o  broker/dealer

  o  credit union (if authorized under state law)

  o  securities exchange/association

  o  clearing agency

  o  savings association

    Please note that a notary public cannot provide a signature guarantee.

REDEMPTION PROCEEDS. We can deliver redemption proceeds to you:

  o BY CHECK. Checks are sent to the address of record. If you request that a check be sent to another address, we require a signature guarantee. (See "Signature Guarantee.") If you don't specify, we will deliver proceeds via check. No interest will accrue on amounts represented by uncashed redemption checks.

  o BY WIRE. $6 fee; $1,000 minimum. Monies are usually received the business day after the date you sell. Unless otherwise specified, we will deduct the fee from your redemption proceeds.

  o BY TELETRANSFER. No fee. Monies are usually transferred to your bank two business days after you sell. Call your bank to find out when monies are accessible.

         The Funds (other than Money Market Fund) also reserve the right to make a "redemption in kind" -- payment in portfolio securities rather than cash -- if the amount you are redeeming is large enough to affect Fund operations. This right may be exercised only if the amount of your redemptions exceeds the lesser of $250,000 or 1% of a Fund's net assets in any 90-day period.

TRANSACTION POLICIES

We can execute transaction requests only if they are in good order. You will be contacted in writing if we encounter processing problems. Call 1-800-525-2440 if you have any questions about these procedures.

    We cannot accept conditional transactions requesting that a transaction occur on a specific date or at a specific share price. However, we reserve the right to allow shareholders to exchange from Money Market Fund to another Fund of their choice on a predetermined date, such as the day after distributions are paid.

TRANSACTIONS CONDUCTED BY PHONE, FAX, FASTLINE (TM), OR THROUGH FOUNDERS' WEBSITE. The Funds, Founders, and their agents are not responsible for the authenticity of purchase, exchange, or redemption instructions received by phone, fax, FastLine, or through Founders' website.

    By signing a New Account Application or an IRA Application (unless specifically declined on the Application), by providing other written (for redemptions), verbal (for exchanges), or electronic authorization, or by requesting Automatic Investment Plan or payroll deduction privileges, you agree to release the Funds, Founders, and their agents from any and all liability for acts or omissions done in good faith under the authorizations contained in the application or provided through Founders' website, including their possibly effecting unauthorized or fraudulent transactions.

    As a result of your executing such a release, you bear the risk of loss from an unauthorized or fraudulent transaction. However, if the Fund fails to employ reasonable procedures to attempt to confirm that telephone or Internet instructions are genuine, the Fund may be liable for any resulting losses. These procedures include, but are not necessarily limited to, one or more of the following:

  o   requiring personal identification prior to acting upon instructions

  o   providing written confirmation of such transactions

  o   tape-recording telephone instructions

  o EXCESSIVE TRADING. To maintain competitive expense ratios and to avoid disrupting the management of each Fund's portfolio, we reserve the right, with or without notice, to suspend or terminate the exchange privilege for any shareholder (including a shareholder whose account is managed by an adviser) when the total exchanges out of any one of the Funds exceed four in any 12-month period.

  o EFFECTIVE DATE OF TRANSACTIONS. Transaction requests received in good order prior to the close of the New York Stock Exchange on a given date will be effective that date. We consider investments to be received in good order when all required documents and your check or wired funds are received by us or by certain other agents of the Funds or their distributor. Under certain circumstances, payment of redemption proceeds may be delayed for up to seven calendar days to allow for the orderly liquidation of securities. Also, when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closings, or under any emergency circumstances, as determined by the Securities and Exchange Commission, we may suspend redemptions or postpone payments. If you are unable to reach us by phone, consider sending your order by overnight delivery service.

  o FAX TRANSMISSIONS. Exchange instructions may be faxed, but we cannot process redemption requests received by fax.

  o CERTIFICATES. The Funds do not issue share certificates. If you are selling shares previously issued in certificate form, you need to include the certificates along with your redemption/exchange request. If you have lost your certificates, please call us.

  o U.S. DOLLARS. Purchases need to be made in U.S. dollars, and checks need to be drawn on U.S. banks. We cannot accept cash.

  o RETURNED CHECKS. If your check is returned due to insufficient funds, we will cancel your purchase, and you will be liable for any losses or fees incurred by the Fund or its agents. Shares will be redeemed from other accounts, if needed, to reimburse the Fund.

  o CONFIRMATION STATEMENTS. We will send you a confirmation after each transaction, except in certain retirement accounts and where the only transaction is a dividend or capital gain reinvestment or an Automatic Investment Plan purchase. In those cases, your quarterly account statement serves as your confirmation.

  o TAX IDENTIFICATION NUMBER. If you do not provide your Social Security or tax identification number when you open your account, federal law requires the Fund to withhold 31% of all dividends, capital gain distributions, redemption and exchange proceeds. We also may refuse to sell shares to anyone not furnishing these numbers, or may take such other action as deemed necessary, including redeeming some or all of the shareholder's shares. In addition, a shareholder's account may be reduced by $50 to reimburse the Fund for the penalty imposed by the Internal Revenue Service for failure to report the investor's taxpayer identification number on information reports.

  o ACCOUNT MINIMUMS. The Funds require you to maintain a minimum of $1,000 per account ($500 for IRAs and UGMAs/UTMAs), unless you are investing under an Automatic Investment Plan or payroll deduction. If at any time, due to redemptions or exchanges, or upon the discontinuance of an Automatic Investment Plan or payroll deduction, the total value of your account falls below this minimum, we may either charge a fee of $10, which will be automatically deducted from your account, or close your account and mail the proceeds to the address of record.

         We will base the decision to levy the fee or close the account on our determination of what is best for the Fund. We will give you at least 60 days' written notice informing you that your account will be closed or that the $10 fee will be charged, so that you may make an additional investment to bring the account up to the required minimum balance.

WE RESERVE THE RIGHT TO:

  o   reject any investment or application

  o   cancel any purchase due to nonpayment

  o   modify the conditions of purchase at any time

  o   waive or lower investment minimums

  o   limit the amount that may be purchased

  o perform a credit check on shareholders establishing a new account or requesting check-writing privileges

  o close an account if a shareholder is deemed to engage in activities which are illegal or otherwise believed to be detrimental to the Funds

FOR MORE INFORMATION ABOUT YOUR ACCOUNT

INVESTOR SERVICES. Our Investor Services Representatives are available to assist you. For your protection, we record calls to Investor Services. Call 1-800-525-2440.

24-HOUR ACCOUNT INFORMATION

  o BY PHONE: 1-800-947-FAST (3278) FASTLINE , our automated telephone service, enables you to access account information, conduct exchanges and purchases and request duplicate statements and tax forms 24 hours a day with a Touch-tone phone.

  o BY ONLINE COMPUTER SERVICES: By visiting Founders InvestorSITET at www.founders.com, you can access the latest Fund performance returns, daily prices, portfolio manager commentaries, news articles about the Funds, and much more. Shareholders may access account transaction histories and account balances, and conduct purchase, exchange, and redemption transactions. Our address is www.founders.com.

DAILY CLOSING PRICES. Founders QUOTELINE features the latest closing prices for the Funds, updated each business day. Call 1-800-232-8088 24 hours a day, or reach us on the Internet at www.founders.com.

    Fund prices for the prior business day are listed in the business section of most major daily newspapers. Look in the Mutual Funds section under "Dreyfus Founders."

FUND AND MARKET NEWS UPDATES. For the latest news on each of the Funds and commentary on market conditions, call Founders INSIGHT, available 24 hours a day. Call 1-800-525-2440, or access MANAGER INSIGHTS on the Internet at www.founders.com.

ESTABLISHING ADDITIONAL SERVICES.

Many convenient service options are available for accounts. You may call 1-800-525-2440 to request a form to establish the following services:

  o AUTOMATIC INVESTMENT PLAN (AIP). Allows you to make automatic purchases of at least $50 from a bank account once or twice a month. See "How to Add to an Account Through Automatic Transaction Plans."

  o TELETRANSFER PROGRAM. Allows you to purchase or redeem Fund shares with a phone call or on our website at any time. Purchase or redemption amounts are automatically transferred to/from your bank account. If you select an Automatic Investment Plan, you are automatically authorized to participate in the TeleTransfer program.

  o TELEPHONE/ONLINE REDEMPTIONS. Available for regular (non-retirement) accounts only.

  o TELEPHONE/ONLINE EXCHANGES. Allows you to exchange money between identically registered accounts.

  o  CHECKWRITING

     o  Available on Government Securities and Money Market Funds

     o  May be established with a minimum account balance of $1,000

     o  No fee for this service

     o  Minimum amount per check: $500

     o  Maximum amount per check: $250,000

  o DIVIDEND AND LONG-TERM CAPITAL GAIN DISTRIBUTION OPTIONS. Either or both may be paid in cash or reinvested. The payment method for short-term capital gain distributions is the same as for dividends.

  o SYSTEMATIC WITHDRAWAL PLAN. Permits you to receive a fixed sum on a monthly, quarterly or annual basis from accounts with a value of $5,000 or more. Payments may be sent electronically to your bank or to you in check form.

  o FUND-TO-FUND INVESTMENT PLAN. Allows you to automatically exchange a fixed dollar amount each month from one Fund to purchase shares in another Fund.

  o DISTRIBUTION PURCHASE PROGRAM. Permits you to have capital gain distributions and/or dividends from one Fund automatically reinvested in another Fund account having a balance of at least $1,000 ($500 for IRAs or UGMA/UTMAs).

  o PAYROLL DEDUCTION. Allows you to make automatic purchases of at least $50 per pay period through payroll deduction.

DIVIDENDS AND DISTRIBUTIONS
-------------------------------------------------------------------------------

Discovery, Focus, Growth, Growth and Income, International Equity, Mid-Cap Growth, Passport and Worldwide Growth Funds intend to distribute net realized investment income on an annual basis each December. Balanced Fund intends to distribute net realized investment income on a quarterly basis every March, June, September, and December. Government Securities Fund intends to declare dividends daily and distribute net realized investment income on the last business day of every month. Money Market Fund declares dividends daily, which are paid on the last business day of every month. Shares of Government Securities and Money Market Funds begin receiving dividends no later than the next business day following the day when funds are received by us.

    All Funds intend to distribute any net realized capital gains each December. The Government Securities and Money Market Funds are not likely to distribute capital gains. From time to time, the Funds may make distributions in addition to those described above.

    You have the option of reinvesting income dividends and capital gain distributions in shares of the Funds or receiving these distributions in cash. Dividends and any distributions from the Funds are automatically reinvested in additional shares unless you elect to receive these distributions in cash. If you have elected to receive your dividends or capital gains in cash and the Postal Service cannot deliver your checks, or if your checks remain uncashed for six months, we reserve the right to reinvest your distribution checks in your account at the then-current net asset value and to reinvest all the account's subsequent distributions in shares of that Fund. No interest will accrue on amounts represented by uncashed distribution checks.

TAXES
-------------------------------------------------------------------------------

The Funds distribute to their shareholders any net investment income and net realized capital gains they receive. Fund dividends and capital gain distributions are taxable to most investors (unless your investment is an IRA or other tax-advantaged account). The tax status of any distribution is the same regardless of how long you have been in the Fund and whether you reinvest your distributions or take them in cash.

    All dividends of net investment income from the Funds, such as dividends and interest on investments, will be taxable to you as ordinary income. A portion of the dividends may qualify for dividends-received deduction for corporations, although distributions from the Government Securities and Money Market Funds generally are not expected to qualify.

    In addition, the Funds realize capital gains and losses when they sell securities for more or less than they paid. If total gains on sales exceed total losses (including losses carried forward from prior years), the Fund has a net realized capital gain. Net realized capital gains are divided into short-term and long-term capital gains depending on how long the Fund held the security that gave rise to the gains. The Funds' capital gain distributions consist of long-term capital gains that are taxable at the applicable capital gains rates. All distributions of short-term capital gains will be taxable to you as ordinary income and included in your dividends.

    You may also realize capital gains or losses when you sell or exchange a Fund's shares at more or less than you originally paid. Because everyone's tax situation is unique, we encourage you to consult your tax professional about federal, state and local tax consequences.

SHAREHOLDER AND TRANSFER AGENCY SERVICES
-------------------------------------------------------------------------------

The Funds have entered into shareholder services agreements with Founders pursuant to which Founders provides certain shareholder-related and transfer agency services to the Funds. The Funds pay Founders a monthly fee for these services. Out of this fee, Founders pays the fees charged by the Funds' transfer agent, Investors Fiduciary Trust Company (IFTC).

    Registered broker/dealers, third-party administrators of tax-qualified retirement plans, and other entities which establish omnibus accounts with the Funds may provide sub-transfer agency, recordkeeping, or similar services to participants in the omnibus accounts. This reduces or eliminates the need for those services to be provided by Founders and/or IFTC. In such cases, Founders is authorized to pay the entity a sub-transfer agency or recordkeeping fee based on the number of participants in the entity's omnibus account, and to be reimbursed for such payments by the Fund. Entities receiving such fees may also receive 12b-1 fees.

    In addition, Founders may from time to time make additional payments from its revenues to securities dealers and other financial institutions that provide shareholder services, recordkeeping, and/or other administrative services to the Funds.

BROKERAGE ALLOCATION
-------------------------------------------------------------------------------

Subject to the policy of seeking the best execution of orders at the most favorable prices, sales of Fund shares may be considered as a factor in the selection of brokerage firms to execute Fund portfolio transactions. The Statement of Additional Information further explains the selection of brokerage firms.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights tables are intended to help you understand each Fund's financial performance for the five years ended December 31, 1998 (or for the period of a Fund's operations, if less than five years) and the six months ended June 30, 1999. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in Class F shares of the Fund, assuming reinvestment of all dividends and distributions. Since Focus Fund is new, financial information is not available for that Fund as of the date of this Prospectus.

--------------------------------------------------------------------------------

The financial highlights information for the six months ended June 30, 1999 is unaudited. The information for the three years ended December 31, 1998 has been audited by PricewaterhouseCoopers LLP, independent accountants. Another independent accounting firm audited the prior years' information. PricewaterhouseCoopers LLP's report, along with the Funds' financial statements, are included in the Funds' 1998 Annual Report to Shareholders, which is available upon request.
--------------------------------------------------------------------------------
DREYFUS FOUNDERS BALANCED FUND

                                       SIX MONTHS ENDED
                                        JUNE 30, 1999                    YEARS ENDED DECEMBER 31
                                         (UNAUDITED)         1998             1997          1996          1995          1994
                                      -----------------  ------------     -----------   -----------   -----------   -----------

PER SHARE DATA
Net Asset Value - Beginning of Period   $      12.19     $      11.35     $     10.61   $      9.58   $      8.56   $      8.93
                                        ------------     ------------     -----------   -----------   -----------   -----------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                           0.15             0.30            0.29          0.28          0.28          0.20
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)               (0.03)            1.27            1.48          1.50          2.21         (0.37)
                                        ------------     ------------     -----------   -----------   -----------   -----------
TOTAL FROM INVESTMENT OPERATIONS                0.12             1.57            1.77          1.78          2.49         (0.17)
                                        ------------     ------------     -----------   -----------   -----------   -----------
LESS DIVIDENDS AND DISTRIBUTIONS
From Net Investment Income1                    (0.14)           (0.30)          (0.30)        (0.27)        (0.28)        (0.20)
From Net Realized Gains                         0.00            (0.43)          (0.73)        (0.48)        (1.19)         0.00
                                        ------------     ------------     -----------   -----------   -----------   -----------
TOTAL DISTRIBUTIONS                            (0.14)           (0.73)          (1.03)        (0.75)        (1.47)        (0.20)
                                        ------------     ------------     -----------   -----------   -----------   -----------
Net Asset Value - End of Period         $      12.17     $      12.19     $     11.35   $     10.61   $      9.58   $      8.56
                                        ============     ============     ===========   ===========   ===========   ===========
TOTAL RETURN                                    1.01%           13.96%          16.90%        18.76%        29.40%        (1.90%)
RATIOS/SUPPLEMENTAL DATA
Net Assets - End of Period (000s
  Omitted)                              $  1,287,041     $  1,244,221     $   942,690   $   394,896   $   130,346   $    95,226
Net Expenses to Average Net Assets              0.97%2           0.99%           0.99%         1.10%         1.19%         1.26%
Gross Expenses to Average Net Assets            0.98%2           1.00%           1.01%         1.12%         1.23%          n/a
Ratio of Net Investment Income to
  Average Net Assets                            2.47%2           2.51%           2.77%         3.09%         2.92%         2.37%
Portfolio Turnover Rate 3                        223%             211%            203%          146%          286%          258%


1    DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME FOR THE YEAR ENDED DECEMBER 31, 1998 AGGREGATED LESS THAN $0.01 ON A PER
     SHARE BASIS.

2    ANNUALIZED.

3    PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF
     SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE
     PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING TWELVE MONTH PERIOD. ACCORDINGLY, THE PORTFOLIO TURNOVER RATE
     FOR THE PERIOD ENDED JUNE 30, 1999 IS FROM JULY 1, 1998 TO JUNE 30, 1999.


DREYFUS FOUNDERS DISCOVERY FUND

                                       SIX MONTHS ENDED
                                        JUNE 30, 1999                    YEARS ENDED DECEMBER 31
                                         (UNAUDITED)        1998       1997       1996       1995       1994
                                       ----------------   ---------  ---------  ---------  ---------  ---------
PER SHARE DATA
Net Asset Value -- Beginning of
  Period                                     $24.37          $23.45     $24.22     $21.70     $19.88     $21.55
                                       ----------------   ---------  ---------  ---------  ---------  ---------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income or (Loss)               (0.16)          (0.07)      0.07      (0.20)     (0.12)     (0.12)
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)               6.60            3.15       2.69       4.72       6.29      (1.55)
                                       ----------------   ---------  ---------  ---------  ---------  ---------
TOTAL FROM INVESTMENT OPERATIONS               6.44            3.08       2.76       4.52       6.17      (1.67)
                                       ----------------   ---------  ---------  ---------  ---------  ---------
LESS DIVIDENDS AND DISTRIBUTIONS
From Net Investment Income                     0.00            0.00       0.00       0.00       0.00       0.00
From Net Realized Gains                        0.00           (2.16)     (3.53)     (2.00)     (4.35)      0.00
                                       ----------------   ---------  ---------  ---------  ---------  ---------
TOTAL DISTRIBUTIONS                            0.00           (2.16)     (3.53)     (2.00)     (4.35)      0.00
                                       ----------------   ---------  ---------  ---------  ---------  ---------
Net Asset Value -- End of Period             $30.81          $24.37     $23.45     $24.22     $21.70     $19.88
                                       ================   =========  =========  =========  =========  =========
TOTAL RETURN                                 26.43%          14.19%     12.00%     21.20%     31.30%     (7.80%)
RATIOS/SUPPLEMENTAL DATA
Net Assets -- End of Period (000s
  Omitted)                                 $288,185        $241,124   $246,281   $247,494   $216,623   $185,310
Net Expenses to Average Net Assets             1.58%1         1.55%      1.52%      1.58%      1.58%      1.67%
Gross Expenses to Average Net Assets           1.59%1         1.57%      1.54%      1.59%      1.63%        n/a
Ratio of Net Investment Income (Loss)
  to Average Net Assets                       (1.19%)1       (0.91%)    (0.55%)    (0.85%)    (0.60%)    (0.62%)
                                       ----------------   ---------  ---------  ---------  ---------  ---------
Portfolio Turnover Rate 2                      146%            121%        90%       106%       118%        72%

1    ANNUALIZED.

2    PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF
     SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE
     PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING TWELVE MONTH PERIOD. ACCORDINGLY, THE PORTFOLIO TURNOVER RATE
     FOR THE PERIOD ENDED JUNE 30, 1999 IS FROM JULY 1, 1998 TO JUNE 30, 1999.


DREYFUS FOUNDERS GOVERNMENT SECURITIES FUND

                                       SIX MONTHS ENDED
                                        JUNE 30, 1999                    YEARS ENDED DECEMBER 31
                                         (UNAUDITED)        1998       1997       1996       1995       1994
                                       ----------------   ---------  ---------  ---------  ---------
PER SHARE DATA
Net Asset Value -- Beginning of
  Period                                      $9.74           $9.28      $9.04      $9.29      $8.78     $10.02
                                       ----------------   ---------  ---------  ---------  ---------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                          0.20            0.43       0.45       0.46       0.45       0.52
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)              (0.50)           0.46       0.24      (0.25)      0.51      (1.26)
                                       ----------------   ---------  ---------  ---------  ---------  ---------
TOTAL FROM INVESTMENT OPERATIONS              (0.30)           0.89       0.69       0.21       0.96      (0.74)
                                       ----------------   ---------  ---------  ---------  ---------  ---------
LESS DIVIDENDS AND DISTRIBUTIONS
From Net Investment Income                    (0.20)          (0.43)     (0.45)     (0.46)     (0.45)     (0.50)
From Net Realized Gains                        0.00            0.00       0.00       0.00       0.00       0.00
                                       ----------------   ---------  ---------  ---------  ---------  ---------
TOTAL DISTRIBUTIONS                           (0.20)          (0.43)     (0.45)     (0.46)     (0.45)     (0.50)
                                       ----------------   ---------  ---------  ---------  ---------  ---------
Net Asset Value -- End of Period              $9.24           $9.74      $9.28      $9.04      $9.29      $8.78
                                       ================   =========  =========  =========  =========  =========
TOTAL RETURN                                  (3.10%)          9.76%      7.90%      2.34%     11.10%     (7.50%)
RATIOS/SUPPLEMENTAL DATA
Net Assets - End of Period (000s
  Omitted)                                  $15,610         $15,220    $13,259    $15,190    $20,263    $21,323
Net Expenses to Average Net Assets 1           1.31%2          1.25%      1.26%      1.26%      1.30%      1.34%
Gross Expenses to Average Net Assets 1         1.35%2          1.28%      1.31%      1.29%      1.30%       n/a
Ratio of Net Investment Income to
  Average Net Assets 1                         4.29%           4.46%      4.99%      5.06%      4.92%      5.52%
Portfolio Turnover Rate 3                       106%             90%       147%       166%       141%       379%

1    IN THE ABSENCE OF VOLUNTARY EXPENSE WAIVERS FROM FOUNDERS, THE RATIOS OF NET EXPENSES TO AVERAGE NET ASSETS WOULD HAVE
     BEEN 1.49% (1999), 1.46% (1998), 1.44% (1997), AND 1.46% (1996), THE RATIOS OF GROSS EXPENSES TO AVERAGE NET ASSETS WOULD
     HAVE BEEN 1.53% (1999), 1.49% (1998), 1.49% (1997), AND 1.49% (1996), AND THE RATIOS OF NET INVESTMENT INCOME TO AVERAGE NET
     ASSETS WOULD HAVE BEEN 4.11% (1999), 4.25% (1998), 4.81% (1997), AND 4.86% (1996).

2    ANNUALIZED.

3    PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES
     OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE
     PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING TWELVE MONTH PERIOD. ACCORDINGLY, THE PORTFOLIO TURNOVER RATE
     FOR THE PERIOD ENDED JUNE 30, 1999 IS FROM JULY 1, 1998 TO JUNE 30, 1999.


DREYFUS FOUNDERS GROWTH FUND

                                     SIX MONTHS ENDED
                                      JUNE 30, 1999                    YEARS ENDED DECEMBER 31
                                       (UNAUDITED)        1998       1997       1996       1995       1994
                                     ----------------   ---------  ---------  ---------  ---------  ---------
PER SHARE DATA
Net Asset Value - Beginning of Period        $20.41        $17.28     $15.87     $14.77     $11.63     $12.38
                                     ----------------   ---------  ---------  ---------  ---------  ---------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income or (Loss)              (0.05)          0.01       0.07       0.02       0.02      (0.02)
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)              2.30           4.26       4.09       2.40       5.27      (0.39)
                                     ----------------   ---------  ---------  ---------  ---------  ---------
TOTAL FROM INVESTMENT OPERATIONS              2.25           4.27       4.16       2.42       5.29      (0.41)
                                     ----------------   ---------  ---------  ---------  ---------  ---------
LESS DIVIDENDS AND DISTRIBUTIONS
From Net Investment Income1                   0.00          (0.01)     (0.07)     (0.02)     (0.02)      0.00
From Net Realized Gains                       0.00          (1.13)     (2.68)     (1.30)     (2.13)     (0.34)
                                     ----------------   ---------  ---------  ---------  ---------  ---------
TOTAL DISTRIBUTIONS                           0.00          (1.14)     (2.75)     (1.32)     (2.15)     (0.34)
                                     ----------------   ---------  ---------  ---------  ---------  ---------
Net Asset Value - End of Period             $22.66         $20.41     $17.28     $15.87     $14.77     $11.63
                                     ================   =========  =========  =========  =========  =========
TOTAL RETURN                                 11.02   %      25.04%     26.60%     16.57%     45.59%     (3.40%)
RATIOS/SUPPLEMENTAL DATA
Net Assets - End of Period (000s
  Omitted)                           $   2,821,366      $2,360,180 $1,757,449 $1,118,323  $655,927   $307,988
Net Expenses to Average Net Assets            1.09   %2      1.08%      1.10%      1.19%      1.24%      1.33%
Gross Expenses to Average Net Assets          1.10   %2      1.10%      1.12%      1.20%      1.28%       n/a
Ratio of Net Investment Income (Loss)
  to Average Net Assets                      (0.44   %)2      0.05%      0.48%      0.15%      0.12%     (0.17%)
Portfolio Turnover Rate 3                      124   %        143%       189%       134%       130%       172%


1    DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME FOR THE YEAR ENDED DECEMBER 31, 1998 AGGREGATED LESS THAN $0.01 ON A
     PER SHARE BASIS.

2    ANNUALIZED.

3    PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR
     SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE
     OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING TWELVE MONTH PERIOD. ACCORDINGLY, THE PORTFOLIO
     TURNOVER RATE FOR THE PERIOD ENDED JUNE 30, 1999 IS FROM JULY 1, 1998 TO JUNE 30, 1999.


DREYFUS FOUNDERS GROWTH AND INCOME FUND

                                     SIX MONTHS ENDED
                                      JUNE 30, 1999                    YEARS ENDED DECEMBER 31
                                       (UNAUDITED)        1998       1997       1996       1995       1994
                                         --------       ---------  ---------  ---------  ---------  ---------
PER SHARE DATA
Net Asset Value - Beginning of Period        $7.32          $6.92      $7.23      $6.69      $6.16      $6.49
                                         --------       ---------  ---------  ---------  ---------  ---------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                        0.00            0.71       0.13       0.09       0.09       0.06
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)             0.23            0.51       1.25       1.52       1.70      (0.02)
                                         --------       ---------  ---------  ---------  ---------  ---------
TOTAL FROM INVESTMENT OPERATIONS             0.23            1.22       1.38       1.61       1.79       0.04
                                         --------       ---------  ---------  ---------  ---------  ---------
LESS DIVIDENDS AND DISTRIBUTIONS
From Net Investment Income1                  0.00           (0.11)     (0.13)     (0.09)     (0.09)     (0.06)
From Net Realized Gains                      0.00           (0.71)     (1.56)     (0.98)     (1.17)     (0.31)
                                         --------       ---------  ---------  ---------  ---------  ---------
TOTAL DISTRIBUTIONS                          0.00           (0.82)     (1.69)     (1.07)     (1.26)     (0.37)
                                         --------       ---------  ---------  ---------  ---------  ---------
Net Asset Value - End of Period             $7.55           $7.32      $6.92      $7.23      $6.69      $6.16
                                         ========       =========  =========  =========  =========  =========
TOTAL RETURN                                 3.14    %      17.78%     19.40%     24.37%     29.06%      0.50%
RATIOS/SUPPLEMENTAL DATA
Net Assets - End of Period (000s
  Omitted)                           $    523,123        $542,307   $543,168   $535,866   $375,200   $311,051
Net Expenses to Average Net Assets           1.15    %2      1.08%      1.09%      1.15%      1.17%      1.21%
Gross Expenses to Average Net Assets         1.16    %2      1.10%      1.11%      1.16%      1.22%       n/a
Ratio of Net Investment Income (Loss)
  to Average Net Assets                     (0.08    %)2      1.38%      1.84%      1.40%      1.19%      0.88%
Portfolio Turnover Rate 3                     238    %        259%       256%       195%       235%       239%

1    DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME FOR THE YEAR ENDED DECEMBER 31, 1998 AGGREGATED LESS THAN $0.01 ON A
     PER SHARE BASIS.

2    ANNUALIZED.

3    PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES
     OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE
     PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING TWELVE MONTH PERIOD. ACCORDINGLY, THE PORTFOLIO TURNOVER
     RATE FOR THE PERIOD ENDED JUNE 30, 1999 IS FROM JULY 1, 1998 TO JUNE 30, 1999.


DREYFUS FOUNDERS INTERNATIONAL EQUITY FUND

                                                                                                             PERIOD OF
                                        SIX MONTHS ENDED                                                     12/29/95
                                         JUNE 30, 1999     YEARS ENDED DECEMBER 31                         (INCEPTION) -
                                          (UNAUDITED)        1998           1997           1996              12/31/95
                                            --------       ---------      ---------      ---------  -------------------------
PER SHARE DATA
Net Asset Value -- Beginning of
  Period                                      $14.03          $12.05         $11.86         $10.00                     $10.00
                                            --------       ---------      ---------      ------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income or (Loss)                 0.04            0.03          (0.01)         (0.01)                      0.00
Net Gains on Securities (Both
  Realized and Unrealized)                      1.02            2.02           1.89           1.87                       0.00
                                            --------       ---------      ---------      ------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                1.06            2.05           1.88           1.86                       0.00
                                            --------       ---------      ---------      ------------------------------------
LESS DIVIDENDS AND DISTRIBUTIONS
From Net Investment Income                      0.00            0.00           0.00           0.00                      00.00
From Net Realized Gains                         0.00           (0.07)         (1.69)          0.00                       0.00
                                            --------       ---------      ---------      ------------------------------------
TOTAL DISTRIBUTIONS                             0.00           (0.07)         (1.69)          0.00                       0.00
                                            --------       ---------      ---------      ------------------------------------
Net Asset Value -- End of Period              $15.09          $14.03         $12.05         $11.86                     $10.00
                                            ========       =========      =========      ====================================
TOTAL RETURN                                    7.56%          17.01%         16.10%         18.60%                      0.00%
RATIOS/SUPPLEMENTAL DATA
Net Assets -- End of Period (000s
  Omitted)                                   $23,742         $18,938        $15,740        $10,119                       $767
Net Expenses to Average Net Assets1             1.80%2          1.80%          1.85%          1.94%                       n/a
Gross Expenses to Average Net Assets1           1.83%2          1.83%          1.89%          2.00%                       n/a
Ratio of Net Investment Income (Loss)
  to Average Net Assets 1                       0.66%2          0.02%         (0.21%)         (0.15%)                     n/a
Portfolio Turnover Rate 3                        173%            148%           164%            71%                       n/a

1    IN THE ABSENCE OF VOLUNTARY EXPENSE REIMBURSEMENTS FROM FOUNDERS, THE RATIOS OF NET EXPENSES TO AVERAGE NET ASSETS WOULD HAVE
     BEEN 1.91% (1999), 1.89% (1998), 2.01% (1997) AND 2.46% (1996), THE RATIOS OF GROSS EXPENSES TO AVERAGE NET ASSETS WOULD HAVE
     BEEN 1.94% (1999), 1.92% (1998), 2.05% (1997) AND 2.52% (1996), AND THE RATIOS OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS
     WOULD HAVE BEEN 0.55% (1999), (0.07%) (1998), (0.37%) (1997) AND (0.67%) (1996).

2    ANNUALIZED.

3    PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES
     OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE
     PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING TWELVE MONTH PERIOD. ACCORDINGLY, THE PORTFOLIO TURNOVER
     RATE FOR THE PERIOD ENDED JUNE 30, 1999 IS FROM JULY 1, 1998 TO JUNE 30, 1999.


DREYFUS FOUNDERS MID-CAP GROWTH FUND

                                     SIX MONTHS ENDED
                                      JUNE 30, 1999                    YEARS ENDED DECEMBER 31
                                       (UNAUDITED)        1998       1997       1996       1995       1994
                                     ----------------   ---------  ---------  ---------  ---------  ---------
PER SHARE DATA
Net Asset Value - Beginning of Period    $     7.44         $7.72      $7.66      $7.05      $7.01      $7.67
                                     ----------------   ---------  ---------  ---------  ---------  ---------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income or (Loss)              (0.05)         (0.03)      0.01      (0.02)      0.00      (0.02)
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)              0.84          (0.11)      1.21       1.09       1.79      (0.36)
                                     ----------------   ---------  ---------  ---------  ---------  ---------
TOTAL FROM INVESTMENT OPERATIONS              0.79          (0.14)      1.22       1.07       1.79      (0.38)
                                     ----------------   ---------  ---------  ---------  ---------  ---------
LESS DIVIDENDS AND DISTRIBUTIONS
From Net Investment Income                    0.00           0.00       0.00       0.00       0.00       0.00
From Net Realized Gains                       0.00          (0.14)     (1.16)     (0.46)     (1.75)      0.28
                                     ----------------   ---------  ---------  ---------  ---------  ---------
TOTAL DISTRIBUTIONS                           0.00          (0.14)     (1.16)     (0.46)     (1.75)     (0.28)
                                     ----------------   ---------  ---------  ---------  ---------  ---------
Net Asset Value - End of Period         $     8.23          $7.44      $7.72      $7.66      $7.05      $7.01
                                     ================   =========  =========  =========  =========  =========
TOTAL RETURN                                 10.62%         (1.73%)    16.40%     15.33%     25.70%     (4.90%)
RATIOS/SUPPLEMENTAL DATA
Net Assets - End of Period (000s
  Omitted)                              $  219,273       $252,855   $320,186   $363,835   $388,754   $299,190
Net Expenses to Average Net Assets            1.40%1         1.33%      1.30%      1.34%      1.29%      1.36%
Gross Expenses to Average Net Assets          1.42%1         1.35%      1.32%      1.36%      1.35%       n/a
Ratio of Net Investment Income (Loss)
  to Average Net Assets                      (1.09%)1       (0.39%)    (0.05%)    (0.28%)     0.00%     (0.27%)
Portfolio Turnover Rate 2                      169%           152%       110%       186%       263%       272%

1   ANNUALIZED.

2   PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES
    OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE
    PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING TWELVE MONTH PERIOD. ACCORDINGLY, THE PORTFOLIO TURNOVER
    RATE FOR THE PERIOD ENDED JUNE 30, 1999 IS FROM JULY 1, 1998 TO JUNE 30, 1999.


DREYFUS FOUNDERS MONEY MARKET FUND

                                     SIX MONTHS ENDED
                                      JUNE 30, 1999                    YEARS ENDED DECEMBER 31
                                       (UNAUDITED)        1998       1997       1996       1995       1994
                                          -------       ---------  ---------  ---------  ---------  ---------
PER SHARE DATA
Net Asset Value - Beginning of Period       $1.00           $1.00      $1.00      $1.00      $1.00      $1.00
                                          -------       ---------  ---------  ---------  ---------  ---------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                        0.02            0.05       0.05       0.05       0.05       0.03
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)             0.00            0.00       0.00       0.00       0.00       0.00
                                          -------       ---------  ---------  ---------  ---------  ---------
TOTAL FROM INVESTMENT OPERATIONS             0.02            0.05       0.05       0.05       0.05       0.03
                                          -------       ---------  ---------  ---------  ---------  ---------
LESS DIVIDENDS AND DISTRIBUTIONS
From Net Investment Income                  (0.02)          (0.05)     (0.05)     (0.05)     (0.05)     (0.03)
From Net Realized Gains                      0.00            0.00       0.00       0.00       0.00       0.00
                                          -------       ---------  ---------  ---------  ---------  ---------
TOTAL DISTRIBUTIONS                         (0.02)          (0.05)     (0.05)     (0.05)     (0.05)     (0.03)
                                          -------       ---------  ---------  ---------  ---------  ---------
Net Asset Value - End of Period             $1.00           $1.00      $1.00      $1.00      $1.00      $1.00
                                          =======       =========  =========  =========  =========  =========
TOTAL RETURN                                 2.04%           4.67%      4.70%      4.51%      5.10%      3.40%
RATIOS/SUPPLEMENTAL DATA
Net Assets - End of Period (000s
  Omitted)                           $     90,154         $91,415   $106,073   $109,866   $125,646   $201,342
Net Expenses to Average Net Assets           0.88%1          0.85%      0.82%      0.86%      0.89%      0.91%
Gross Expenses to Average Net Assets         0.91%1          0.87%      0.84%      0.88%      0.89%       n/a
Ratio of Net Investment Income to
  Average Net Assets                         4.06%1          4.67%      4.77%      4.58%      5.11%      3.49%


1    ANNUALIZED.

DREYFUS FOUNDERS PASSPORT FUND

                                     SIX MONTHS ENDED
                                      JUNE 30, 1999                    YEARS ENDED DECEMBER 31
                                       (UNAUDITED)        1998       1997       1996       1995       1994
                                         --------       ---------  ---------  ---------  ---------  ---------
PER SHARE DATA
Net Asset Value -- Beginning of
  Period                                   $14.93          $13.64     $13.91     $11.68      $9.42     $10.53
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income or (Loss)             (0.04)           0.00       0.02       0.04       0.04       0.02
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)             1.43            1.68       0.22       2.30       2.26      (1.11)
                                         --------       ---------  ---------  ---------  ---------  ---------
TOTAL FROM INVESTMENT OPERATIONS             1.39            1.68       0.24       2.34       2.30      (1.09)
LESS DIVIDENDS AND DISTRIBUTIONS
From Net Investment Income                   0.00           (0.01)     (0.03)     (0.02)     (0.04)     (0.02)
From Net Realized Gains                      0.00           (0.38)     (0.48)     (0.09)      0.00       0.00
                                         --------       ---------  ---------  ---------  ---------  ---------
TOTAL DISTRIBUTIONS                          0.00           (0.39)     (0.51)     (0.11)     (0.04)     (0.02)
                                         --------       ---------  ---------  ---------  ---------  ---------
Net Asset Value -- End of Period           $16.32          $14.93     $13.64     $13.91     $11.68      $9.42
                                         ========       =========  =========  =========  =========  =========
TOTAL RETURN                                 9.31%          12.50%      1.70%     20.05%     24.39%    (10.40%)
RATIOS/SUPPLEMENTAL DATA
Net Assets -- End of Period
(000s Omitted)                       $    116,783        $124,572   $122,646   $177,921    $49,922    $16,443
Net Expenses to Average Net Assets           1.58%1          1.52%      1.53%      1.57%      1.76%      1.88%
Gross Expenses to Average Net Assets         1.60%1          1.54%      1.55%      1.59%      1.84%       n/a
Ratio of Net Investment Income (Loss)
  to Average Net Assets                     (0.45%)1          0.09%      0.20%      0.40%      0.60%      0.12%
Portfolio Turnover Rate 2                      33%             34%        51%        58%        37%        78%

1    ANNUALIZED.

2    PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES
     OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE
     PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING TWELVE MONTH PERIOD. ACCORDINGLY, THE PORTFOLIO TURNOVER
     RATE FOR THE PERIOD ENDED JUNE 30, 1999 IS FROM JULY 1, 1998 TO JUNE 30, 1999.


DREYFUS FOUNDERS WORLDWIDE GROWTH FUND

                                     SIX MONTHS ENDED
                                      JUNE 30, 1999                    YEARS ENDED DECEMBER 31
                                       (UNAUDITED)        1998       1997       1996       1995       1994
                                     ----------------   ---------  ---------  ---------  ---------  ---------
PER SHARE DATA
Net Asset Value - Beginning of Period    $    22.06        $21.11     $21.79     $19.87     $17.09     $17.94
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income or (Loss)               0.03           0.08       0.02       0.10       0.09      (0.02)
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)              1.25           1.90       2.22       2.64       3.43      (0.37)
                                     ----------------   ---------  ---------  ---------  ---------  ---------
TOTAL FROM INVESTMENT OPERATIONS              1.28           1.98       2.24       2.74       3.52      (0.39)
                                     ----------------   ---------  ---------  ---------  ---------  ---------
LESS DIVIDENDS AND DISTRIBUTIONS
From Net Investment Income1                   0.00          (0.09)     (0.04)     (0.07)     (0.09)      0.00
From Net Realized Gains                       0.00          (0.94)     (2.88)     (0.75)     (0.65)     (0.46)
                                     ----------------   ---------  ---------  ---------  ---------  ---------
TOTAL DISTRIBUTIONS                           0.00          (1.03)     (2.92)     (0.82)     (0.74)     (0.46)
                                     ----------------   ---------  ---------  ---------  ---------  ---------
Net Asset Value - End of Period         $    23.34         $22.06     $21.11     $21.79     $19.87     $17.09
                                     ================   =========  =========  =========  =========  =========
TOTAL RETURN                                  5.80%          9.63%     10.60%     13.95%     20.63%     (2.20%)
RATIOS/SUPPLEMENTAL DATA
Net Assets - End of Period (000s
  Omitted)                              $  248,937       $272,053   $308,877   $342,079   $228,595   $104,044
Net Expenses to Average Net Assets            1.53%2         1.47%      1.45%      1.53%      1.56%      1.66%
Gross Expenses to Average Net Assets          1.55%2         1.49%      1.47%      1.55%      1.65%       n/a
Ratio of Net Investment Income (Loss)
  to Average Net Assets                       0.25%2         0.33%      0.18%      0.50%      0.61%     (0.14%)
Portfolio Turnover Rate 3                       72%            86%        82%        72%        54%        87%

1    DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME FOR THE YEAR ENDED DECEMBER 31, 1998 AGGREGATED LESS THAN $0.01 ON A
     PER SHARE BASIS.

2    ANNUALIZED.

3    PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR
     SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE
     VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING TWELVE MONTH PERIOD. ACCORDINGLY, THE
     PORTFOLIO TURNOVER RATE FOR THE PERIOD ENDED JUNE 30, 1999 IS FROM JULY 1, 1998 TO JUNE 30, 1999.


                             DREYFUS FOUNDERS FUNDS

FOR FURTHER INFORMATION

More information about the Funds is available to you free of charge. The Funds' Annual and Semiannual Reports contain the Funds' financial statements, portfolio holdings, and historical performance. You will also find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance in these reports. In addition, a current Statement of Additional Information (SAI) containing more detailed information about the Funds and their policies has been filed with the Securities and Exchange Commission and is incorporated by reference as part of this Prospectus. You can request copies of the Annual and Semiannual Reports and the SAI:

BY TELEPHONE                         Call 1-800-525-2440

IN PERSON                            2930 East Third Avenue
                                     Denver, Colorado 80206

BY MAIL                              P.O. Box 173655
                                     Denver, Colorado 80217-3655

BY E-MAIL                            Send your request to
                                     comments@founders.com

ON THE INTERNET                      text-only versions of fund documents
                                     can be viewed or downloaded from the
                                     Securities and Exchange Commission's
                                     internet site at www.sec.gov

BY MAIL OR IN PERSON FROM THE        Visit or write:
SECURITIES AND EXCHANGE COMMISSION   SEC's Public Reference Section
(YOU WILL PAY A COPYING FEE)         Washington, D.C. 20549-6009
                                     1-800-SEC-0330

                                  Dreyfus Founders Funds' SEC File No. 811-01018

Dreyfus Founders Balanced Fund

Pursuing capital appreciation and current income through investments in stocks and bonds

PROSPECTUS December 31, 1999

CLASS A, B, C, R AND T SHARES


As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

The Fund

      Dreyfus Founders Balanced Fund
      -------------------------------------

                                       Ticker Symbols      CLASS A: FRIDX

                                                           CLASS B: FRIBX

                                                           CLASS C: FRICX

                                                           CLASS R: FRIRX

                                                           CLASS T: FRIUX

Contents

The Fund
--------------------------------------------------------------------------------

Investment Approach                                                      68

Main Risks                                                               69

Past Performance                                                         70

Expenses                                                                 71

More About Investment Objective,
Strategies and Risks                                                     73

Management                                                               75

Financial Highlights                                                     76

Your Investment
--------------------------------------------------------------------------------

Account Policies                                                         77

Distributions and Taxes                                                  81

Services for Fund Investors                                              82

Brokerage Allocation                                                     83

Instructions for Regular Accounts                                        84

Instructions for IRAs                                                    86

For More Information
--------------------------------------------------------------------------------

INFORMATION ON THE FUND'S RECENT STRATEGIES AND HOLDINGS CAN BE FOUND IN THE CURRENT ANNUAL/SEMIANNUAL REPORT. SEE BACK COVER.

INVESTMENT APPROACH

The fund seeks current income and capital appreciation. To pursue this goal, it normally invests in a balanced portfolio of common stocks, U.S. and foreign government securities, and a variety of corporate fixed-income obligations.

* For the equity portion of its portfolio, the fund emphasizes investments in common stocks with the potential for capital appreciation. These stocks generally pay regular dividends, although the fund may also invest in non-dividend-paying companies if they represent better prospects for capital appreciation. Normally, the fund will invest a significant percentage (up to 75%) of its total assets in equity securities.


* The fund will maintain a minimum of 25% of its total assets in fixed-income, investment-grade securities rated Baa or higher by Moody's Investors Service, Inc. ("Moody's") or BBB or higher by Standard & Poor's ("S&P"). Fixed-income securities in which the fund might invest include bonds, debentures and other corporate or government obligations. The fund considers current income and the potential for capital appreciation in the selection of these securities. There is no maximum limit on the amount of straight debt securities in which the fund may invest, and the fund may invest up to 100% of its assets in such securities for temporary defensive purposes.


* The fund also may invest up to 30% of its total assets in foreign securities, with no more than 25% of its total assets invested in the securities of any one foreign country.


Founders Asset Management LLC ("Founders") manages the fund using a "growth style" of investing. Founders uses a consistent, "bottom-up" approach to build equity portfolios, searching one by one for companies whose fundamental strengths suggest the potential to provide superior earnings growth over time.


Key concepts


The fund offers multiple classes of shares. This prospectus describes shares of Classes A, B, C, R and T. The fund's other class of shares, Class F, is offered by a separate prospectus and is generally available only to shareholders who continuously maintained an account with any Dreyfus Founders fund since December 30, 1999. All share classes of the fund invest in the same underlying portfolio of securities and have the same management team. However, because of different charges, fees and expenses, the performance of the fund's share classes will vary.

MAIN RISKS

The primary risks of investing in this fund are:


* STOCK MARKET RISK. The value of the stocks and other securities owned by the fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions and investor confidence. In addition, if Founders' assessment of a company's potential to increase earnings faster than the rest of the market is not correct, the securities in the portfolio may not increase in value, and could even decrease in value.


* INTEREST RATE RISK. When interest rates change, the value of the fixed-income portion of the fund will be affected. An increase in interest rates tends to reduce the market value of debt securities, while a decline in interest rates tends to increase their values.

* CREDIT RISK. The value of the debt securities held by the fund fluctuates with the credit quality of the issuers of those securities. Credit risk relates to the ability of the issuer to make payments of principal and interest when due, including default risk.

* FOREIGN INVESTMENT RISK. Investments in foreign securities involve different risks than U.S. investments, including fluctuations in currency exchange rates, potential unstable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply to U.S. issuers. Foreign markets also have substantially less volume than U.S. markets, and are not generally as liquid as, and may be more volatile than, those in the United States. Brokerage commissions and other transaction costs are also generally higher than in the United States, and settlement periods are longer.

Key concepts

DIVIDEND: a payment of stock or cash from a company's profits to its stockholders.

DEBT SECURITY: represents money borrowed that must be repaid to the lender at a future date. Bonds, notes, bills and money market instruments are all debt securities.

BOND: an IOU issued by a government or corporation that pays a stated rate of interest and returns the face value on the maturity date.

The Fund

PAST PERFORMANCE

The following information provides an indication of the risks of investing in the fund by showing how the performance of the fund's Class F shares has varied from year to year and by comparing this information to a broad measure of market performance. Performance figures reflect the reinvestment of dividends. Past performance is no guarantee of future results.

Class A, B, C, R and T shares are new, and past performance is not available for those classes as of the date of this prospectus. Performance for these share classes will vary from, and may be lower than, the performance of Class F shares due to differences in sales charges and expenses.
--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)

[Exhibit A]

CLASS F SHARES

BEST QUARTER:                    Q2 '97                     +10.06%

WORST QUARTER:                   Q3 '90                      -7.33%

THE YEAR-TO-DATE TOTAL RETURN FOR THE FUND'S CLASS F SHARES AS OF SEPTEMBER 30, 1999 WAS -3.13%.
--------------------------------------------------------------------------------

Average annual total returns AS OF 12/31/98

                                 1 Year     5 Years     10 Years
----------------------------------------------------------------

BALANCED FUND*
CLASS F                          13.96%      14.96%       14.26%

S&P 500 INDEX                    28.57%      24.05%       19.19%

LIPPER BALANCED
FUND INDEX                       15.09%      13.87%       13.32%

*     INCEPTION DATE 2/19/63.

THE S&P 500 INDEX IS THE STANDARD & POOR'S COMPOSITE INDEX OF 500 STOCKS, A WIDELY RECOGNIZED UNMANAGED INDEX OF COMMON STOCKS. THE LIPPER BALANCED FUND INDEX IS AN AVERAGE OF THE PERFORMANCE OF THE 30 LARGEST BALANCED FUNDS TRACKED BY LIPPER INC. AND REFLECTS THE EXPENSES OF MANAGING THE MUTUAL FUNDS INCLUDED IN THE INDEX.

What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

EXPENSES

The following table will help you understand the various costs and expenses you will incur directly or indirectly as an investor in the fund.

* Each class of shares, other than Class R, has transaction fees. These transaction fees vary by class and also vary based on the length of time you hold shares in the fund and the amount of your investment.

* You will find details about reduced sales charges in the "Account Policies" section of this prospectus.

Fee table

                                                              CLASS A        CLASS B         CLASS C        CLASS R        CLASS T
------------------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION FEES (FEES PAID FROM YOUR ACCOUNT)

Maximum front-end sales charge on purchases

AS A % OF OFFERING PRICE                                      5.75            NONE           NONE           NONE           4.50

Maximum contingent deferred sales charge (CDSC)

AS A % OF PURCHASE OR SALE PRICE, WHICHEVER IS LESS           NONE*           4.00           1.00           NONE           NONE*

Maximum sales charge on reinvested
dividends/distributions                                       NONE            NONE           NONE           NONE           NONE
------------------------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES PAID FROM FUND ASSETS)

% OF AVERAGE DAILY NET ASSETS

Management fees                                               0.57            0.57           0.57           0.57           0.57

Rule 12b-1 fee                                                NONE            0.75           0.75           NONE           0.25

Shareholder services fee                                      0.25            0.25           0.25           NONE           0.25

Other expenses**                                              0.17            0.17           0.17           0.17           0.17
------------------------------------------------------------------------------------------------------------------------------------

TOTAL ANNUAL FUND OPERATING EXPENSES (WITHOUT CREDITS)        0.99            1.74           1.74           0.74           1.24

TOTAL ANNUAL FUND OPERATING EXPENSES (WITH CREDITS)***        0.98            1.73           1.73           0.73           1.23

* SHARES BOUGHT WITHOUT AN INITIAL SALES CHARGE AS PART OF AN INVESTMENT OF $1 MILLION OR MORE MAY BE CHARGED A CDSC OF 1.00% IF REDEEMED WITHIN ONE YEAR.

** "OTHER EXPENSES" ARE ESTIMATED FOR THE CURRENT FISCAL YEAR BASED ON EXPENSES FOR CLASS F SHARES FOR THE FUND'S LAST FISCAL YEAR. THESE EXPENSES INCLUDE CUSTODIAN, TRANSFER AGENCY AND ACCOUNTING AGENT FEES, AND OTHER CUSTOMARY FUND EXPENSES.

*** EXPENSES AFTER CREDITS INCLUDE EXPENSE OFFSETS FROM CREDITS EARNED ON UNINVESTED CASH HELD OVERNIGHT AT THE CUSTODIAN.

Expense example

                       1 Year     3 Years     5 Years     10 Years
------------------------------------------------------------------

CLASS A                  $690        $872      $1,091       $1,718

CLASS B
WITH REDEMPTION          $577        $848      $1,144       $1,671*
WITHOUT REDEMPTION       $177        $548        $944       $1,671*

CLASS C
WITH REDEMPTION          $277        $548        $944       $2,052
WITHOUT REDEMPTION       $177        $548        $944       $2,052

CLASS R                   $76        $237        $411         $918

CLASS T                  $571        $826      $1,100       $1,882

* ASSUMES CONVERSION OF CLASS B TO CLASS A AT END OF THE SIXTH YEAR FOLLOWING THE DATE OF PURCHASE.

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. Because actual return and expenses will be different, the example is for comparison only.

Key concepts

MANAGEMENT FEE: a fee paid to Founders for managing the fund's portfolio.

RULE 12B-1 FEE: the fee paid to finance the sale and distribution of Class B, C and T shares. Because this fee is paid out of the fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

SHAREHOLDER SERVICES FEE: the fee paid to the fund's distributor for providing shareholder services to the holders of Class A, B, C and T shares.

CONTINGENT DEFERRED SALES CHARGE (CDSC): a back-end sales charge payable if shares are redeemed within a certain time period.

The Fund

MORE ABOUT INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

This section discusses other investment strategies used by the fund and provides in more detail the risks associated with those strategies. Although Founders might not always use all of the different techniques and investments described below, some of these techniques are designed to help reduce investment or market risks. The Statement of Additional Information contains more detailed information about the fund's investment policies and risks.

Other portfolio investments and strategies

ADRS. The fund may invest without limit in American Depositary Receipts and American Depositary Shares (collectively, "ADRs"). ADRs are receipts representing shares of a foreign corporation held by a U.S. bank that entitle the holder to all dividends and capital gains on the underlying foreign shares. ADRs are denominated in U.S. dollars and trade in the U.S. securities markets.

ADRs are subject to some of the same risks as direct investments in foreign securities, including the risk that material information about the issuer may not be disclosed in the United States and the risk that currency fluctuations may adversely affect the value of the ADR.


SECURITIES THAT ARE NOT READILY MARKETABLE. The fund may invest up to 15% of its net assets in securities that are not "readily marketable." A security is not readily marketable if it cannot be sold within seven days in the ordinary course of business for approximately the amount it is valued.

A restricted security is one that has a contractual restriction on its resale or which cannot be sold publicly until it is registered with the Securities and Exchange Commission ("SEC"). Certain restricted securities are eligible for resale to qualified institutional purchasers (Rule 144A securities) and may be readily marketable. Rule 144A securities that are readily marketable are not subject to the 15% limit discussed above. Founders monitors holdings of 144A securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity. However, it is possible that the market for 144A securities can change, and it may become difficult to sell these securities, or to sell them at a reasonable price, if institutional purchasers lose interest in the investment


Investments in illiquid securities, which may include restricted securities, involve certain risks to the extent that the fund may be unable to dispose of such a security at the time desired or at a reasonable price. In addition, in order to sell a restricted security, the fund might have to bear the expense and incur the delays associated with registering the shares with the SEC.

HEDGING AND DERIVATIVE INSTRUMENTS. The fund can enter into futures contracts and forward contracts, and may purchase and/or write (sell) put and call options on securities, securities indexes, futures contracts, and foreign currencies. These are sometimes referred to as "derivative" instruments, since their values are derived from an underlying security, index or other financial instrument. The fund may use derivative instruments to engage in hedging strategies but does not use them for speculative purposes. The fund has limits on the use of derivatives and is not required to use them in seeking its investment objective

Some of these strategies may hedge the fund's portfolio against price fluctuations. Other hedging strategies, such as buying futures and call options, would tend to increase the fund's exposure to the securities market. Forward contracts may be used to try to manage foreign currency risks on the fund's foreign investments. Option trading involves the payment of premiums and has special tax effects on the fund.

There are special risks in using particular hedging strategies. Using derivatives can cause the fund to lose money on its investments and/or increase the volatility of its share prices. In addition, the successful use of derivatives draws upon skills and experience that are different from those needed to select the other securities in which the fund invests.

Should interest rates or the prices of securities or financial indexes move in an unexpected manner, the fund may not achieve the desired benefit of these instruments, or may realize losses and be in a worse position than if the instruments had not been used. The fund could also experience losses if the prices of its derivative positions were not correlated with its other investments or if it could not close out a position because of an illiquid market.

The fund's investments in derivatives are subject to the fund's Internal Derivatives Policy, which may be changed without shareholder approval.

TEMPORARY DEFENSIVE INVESTMENTS. In times of unstable or adverse market or economic conditions, up to 100% of the fund's assets can be invested in temporary defensive instruments in an effort to enhance liquidity or preserve capital. Temporary defensive investments generally would include cash, cash equivalents such as commercial paper, money market instruments, short-term debt securities, U.S. government securities, or repurchase agreements. The fund also could hold these types of securities pending the investment of proceeds from the sale of fund shares or portfolio securities, or to meet anticipated redemptions of fund shares. To the extent the fund invests defensively in these securities, it might not achieve its investment objective.

PORTFOLIO TURNOVER. The fund does not have any limitations regarding portfolio turnover. The fund may engage in short-term trading to try to achieve its objective and may have portfolio turnover rates in excess of 100%. A portfolio turnover rate of 100% is equivalent to the fund buying and selling all of the securities in its portfolio once during the course of a year. The portfolio turnover rate of the fund may be higher than some other mutual funds with the same investment objective. Higher portfolio turnover rates increase the brokerage costs the fund pays and may adversely affect its performance. If the fund realizes capital gains when it sells portfolio investments, it generally must pay those gains out to shareholders, increasing their taxable distributions. This may adversely affect the after-tax performance of the fund for shareholders with taxable accounts. The fund's portfolio turnover rates for prior years are included in the "Financial Highlights" section of this prospectus. The fund's current and future portfolio turnover rates may differ significantly from its historical portfolio turnover rates.

More about risk

Like all investments in securities, you risk losing money by investing in the fund. The fund's investments are subject to changes in their value from a number of factors.

* COMPANY RISK. The stocks in the fund's portfolio may not perform as expected. Other factors can affect a particular stock's price, such as poor earnings reports by the issuer, loss of major customers or management team members, major litigation against the issuer, or changes in government regulations affecting the issuer or its industry.

*    OPPORTUNITY  RISK.  There  is the  risk  of  missing  out on an  investment
     opportunity   because  the  assets  necessary  to  take  advantage  of  the opportunity are held in other investments.

* INVESTMENT STYLE RISK. Market performance tends to be cyclical, and during various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the fund's growth style of investing, the fund's gains may not be as big as, or its losses may be bigger than, other funds using different investment styles.


* YEAR 2000 RISK. The fund could be adversely affected if the computer systems used by Founders and the fund's other service providers do not properly process and calculate date-related information on or after January 1, 2000. Founders is working to avoid year 2000-related problems in its systems and to obtain assurances from other service providers that they are taking similar steps. In addition, issuers of securities in which the fund invests may be adversely affected by year 2000-related problems. This could have an impact on the value of the fund's investments and the fund's share prices.


The Fund

MANAGEMENT

Founders serves as investment adviser to the fund and is responsible for selecting the fund's investments and handling its day-to-day business. Founders' corporate offices are located at 2930 East Third Avenue, Denver, Colorado 80206


Founders and its predecessor companies have operated as investment advisers since 1938. Founders also serves as investment adviser to other series funds of Dreyfus Founders Funds, Inc. (the "company"), as well as serving as adviser or sub-adviser to a number of other investment companies and private accounts. Founders is the growth specialist affiliate of The Dreyfus Corporation, a leading mutual fund complex with more than $118 billion in its mutual fund portfolios as of September 30, 1999. Founders and Dreyfus are investment subsidiaries of Mellon Financial Corporation, a broad-based global financial services company.


In addition to managing the fund's investments, Founders also provides certain related administrative services to the fund. For these investment and administrative services, the fund pays Founders a management fee. The fund's management fee for the fiscal year ended December 31, 1998 was 0.57% of the fund's average daily net assets.


To facilitate day-to-day fund management, Founders uses a lead manager and team system. Each team is composed of members of the investment department, including lead portfolio managers, portfolio traders and research analysts. Each individual offers ideas, information, knowledge and expertise to assist in the management of the fund. Daily decisions on security selection for the fund are made by the lead portfolio manager. Through participation in the team process, the manager uses the input, research and advice of the rest of the management team in making purchase and sale decisions.

Curtis J. Anderson, vice president of investments and chartered financial analyst, has been the fund's lead portfolio manager since December 1999. Before joining Founders, Mr. Anderson was a senior vice president, director of research and a portfolio manager with First Security Investment Management, Salt Lake City, Utah. Mr. Anderson holds a bachelor's degree in finance and an MBA from the University of Utah.

Founders has a personal securities trading policy (the "Policy") which restricts the personal securities transactions of its employees. Its primary purpose is to ensure that personal trading by Founders employees does not disadvantage any Founders-managed fund. Founders portfolio managers and other investment personnel who comply with the Policy's preclearance and disclosure procedures may be permitted to purchase, sell or hold certain types of securities which also may be or are held in the fund(s) they advise.

FINANCIAL HIGHLIGHTS


The following table describes the performance of Class F shares of the fund for the five years ended December 31, 1998 and the six months ended June 30, 1999. Certain information reflects financial results for a single fund share. Since Class A, B, C, R and T shares are new, financial information is not available for those classes as of the date of this prospectus.


"Total return" shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. The financial information for the six months ended June 30, 1999 is unaudited. The financial information for the three years ended December 31, 1998 has been audited by PricewaterhouseCoopers LLP, independent accountants. Another independent accounting firm audited the prior years' information. PricewaterhouseCoopers LLP's report, along with the fund's financial statements, is included in the company's 1998 annual report to shareholders, which is available upon request.

                                                            (UNAUDITED)

                                                    SIX MONTHS ENDED JUNE 30,               YEAR ENDED DECEMBER 31,

 CLASS F                                                       1999             1998       1997       1996      1995       1994
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)

 Net asset value -- beginning of period                       12.19            11.35      10.61      9.58       8.56       8.93

Income from investment operations:

    Net investment income                                      0.15             0.30       0.29      0.28       0.28       0.20

    Net gains or (losses) on securities
    (both realized and unrealized)                           (0.03)             1.27       1.48      1.50       2.21     (0.37)

 Total from investment operations                              0.12             1.57       1.77      1.78       2.49     (0.17)

Less dividends and distributions:

    From net investment income                               (0.14)        (0.30)(1)     (0.30)    (0.27)     (0.28)     (0.20)

    From net realized gains                                    0.00           (0.43)     (0.73)    (0.48)     (1.19)       0.00

 Total distributions                                         (0.14)           (0.73)     (1.03)    (0.75)     (1.47)     (0.20)

 Net asset value -- end of period                             12.17            12.19      11.35     10.61       9.58       8.56

 Total return (%)                                              1.01            13.96      16.90     18.76      29.40     (1.90)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Net expenses to average net assets (%)                      0.97(2)            0.99       0.99      1.10       1.19       1.26

 Gross expenses to average net assets (%)                    0.98(2)            1.00       1.01      1.12       1.23         --

 Ratio of net investment income to average net assets (%)    2.47(2)            2.51       2.77      3.09       2.92       2.37

 Portfolio turnover rate (%)(3)                                223              211        203       146        286        258
------------------------------------------------------------------------------------------------------------------------------------

 Net assets -- end of period ($ x 1,000)                 1,287,041        1,244,221    942,690   394,896    130,346     95,226

(1) DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME FOR THE YEAR ENDED DECEMBER 31, 1998 AGGREGATED LESS THAN $0.01 ON A PER-SHARE BASIS.

(2)  ANNUALIZED.

(3) "PORTFOLIO TURNOVER RATE" IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING TWELVE-MONTH PERIOD. ACCORDINGLY, THE PORTFOLIO TURNOVER RATE FOR THE PERIOD ENDED JUNE 30, 1999 IS FROM JULY 1, 1998 TO JUNE 30, 1999.

The Fund

Your Investment

ACCOUNT POLICIES


YOU WILL NEED TO CHOOSE A SHARE CLASS before making an initial investment. Selecting a class in which to invest depends on a number of factors, including the amount and intended length of your investment. In making your choice, you should weigh the impact of all potential costs over the length of your investment, including sales charges and annual fees. For example, in some instances, it can be more economical to pay an initial sales charge than to choose a class with no initial sales charge but with higher annual fees and a contingent deferred sales charge (CDSC).


IN SELECTING A CLASS, consider the following:

* CLASS A SHARES may be appropriate if you prefer to pay the fund's sales charge when you purchase shares rather than upon the sale of your shares, if you want to take advantage of the reduced sales charges available on larger investments, and/or if you have a longer-term investment horizon. Class A shares have no Rule 12b-1 fee.

* CLASS B SHARES may be appropriate if you wish to avoid a front-end sales charge, if you want to put 100% of your investment dollars to work immediately, and/or if you have a longer-term investment horizon. Class B shares convert automatically to Class A shares after the Class B shares are held for six years.

* CLASS C SHARES may be appropriate if you wish to avoid a front-end sales charge, if you want to put 100% of your investment dollars to work immediately, and/or if you have a shorter-term investment horizon.

* CLASS R SHARES are designed for eligible institutions on behalf of their clients. Individuals may not purchase these shares directly.

* CLASS T SHARES may be appropriate if you prefer to pay the fund's sales charge when you purchase shares rather than upon the sale of your shares, if you want to take advantage of the reduced sales charges available on larger investments, and if you have a shorter-term investment horizon.


Two ways to reduce sales charges

LETTER OF INTENT: if you agree to purchase at least $50,000 of the fund's shares (or any other Dreyfus Founders and Dreyfus Premier fund sold with a sales charge) over a 13-month period, you pay a reduced sales charge as if you had invested the full amount all at once.


RIGHT OF ACCUMULATION: allows you to combine your investment in this fund with all your existing investments in any other Dreyfus Founders and Dreyfus Premier fund sold with a sales charge to determine whether you meet the threshold for reduced sales charges.

CONSULT THE STATEMENT OF ADDITIONAL INFORMATION (SAI) OR YOUR FINANCIAL REPRESENTATIVE FOR MORE DETAILS.

Third-party investments

The classes of the fund offered by this prospectus are designed primarily for investors who are investing through a third party, such as a bank, broker-dealer or financial adviser, or in a 401(k) or other retirement plan. When you open a fund account with these third parties, they may impose policies, limitations and fees which are different from, or in addition to, those described in this prospectus.

Share class charges

EACH SHARE CLASS has its own fee structure. In some cases, you may not have to pay a sales charge to buy or sell shares. Consult your financial representative or the SAI to see whether this may apply to you. Because Class A has lower expenses than Class T, you should consider buying Class A shares if you plan to invest $1 million or more in the fund.
--------------------------------------------------------------------------------

Sales charges

CLASS A AND CLASS T -- CHARGED WHEN YOU BUY SHARES

                                                     Sales charge                               Sales charge
                                                     deducted as a %                            as a % of your
Your investment                                      of offering price                          net investment
------------------------------------------------------------------------------------------------------------------------------------

                                                     Class               Class                  Class               Class
                                                     A                   T                      A                   T
------------------------------------------------------------------------------------------------------------------------------------
Up to $49,999                                        5.75%               4.50%                  6.10%               4.70%

$50,000 -- $99,999                                   4.50%               4.00%                  4.70%               4.20%

$100,000 -- $249,999                                 3.50%               3.00%                  3.60%               3.10%

$250,000 -- $499,999                                 2.50%               2.00%                  2.60%               2.00%

$500,000 -- $999,999                                 2.00%               1.50%                  2.00%               1.50%

$1 million or more*                                  0.00%               0.00%                  0.00%               0.00%

* A 1.00% CDSC may be charged on any shares sold within one year of purchase (except shares bought through reinvestment of dividends).

Class A shares also carry an annual shareholder services fee of 0.25% of the class's average daily net assets.

Class T shares also carry an annual Rule 12b-1 fee of 0.25% and a shareholder services fee of 0.25% of the class's average daily net assets.

--------------------------------------------------------------------------------
CLASS B -- CHARGED WHEN YOU SELL SHARES

                                    CDSC as a % of your initial
Time since                          investment or your redemption
your initial purchase               (whichever is less)
--------------------------------------------------------------------------------

Up to 2 years                       4.00%

2 -- 4 years                        3.00%

4 -- 5 years                        2.00%

5 -- 6 years                        1.00%

More than 6 years                   Shares will automatically convert
                                    to Class A, which has no CDSC

Class B shares also carry an annual Rule 12b-1 fee of 0.75% and a shareholder services fee of 0.25% of the class's average daily net assets.
--------------------------------------------------------------------------------

CLASS C -- CHARGED WHEN YOU SELL SHARES

A 1.00% CDSC is imposed on redemptions made within the first year of purchase. Class C shares also carry an annual Rule 12b-1 fee of 0.75% and a shareholder services fee of 0.25% of the class's average daily net assets.
--------------------------------------------------------------------------------

CLASS R -- NO SALES CHARGE, RULE 12B-1 FEE OR SHAREHOLDER SERVICES FEE

Buying shares

THE NET ASSET VALUE (NAV) of each class is generally calculated as of the close of regular trading on the New York Stock Exchange ("NYSE") (usually 4:00 p.m. Eastern time) every day the NYSE is open. Your order will be priced at the next NAV calculated after your order is accepted by the fund's transfer agent or other authorized entity. NAV is not calculated, and you may not conduct fund transactions, on days the NYSE is closed (generally weekends and New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day). However, the fund may conduct portfolio transactions on those days, particularly in foreign markets, which may affect the value of fund shares on days when you are not able to purchase, exchange or redeem shares.
--------------------------------------------------------------------------------

Minimum investments

Account type                       Initial            Additional
--------------------------------------------------------------------------------

REGULAR ACCOUNTS                   $1,000             $100; $500 FOR
                                                      TELETRANSFER INVESTMENTS

TRADITIONAL IRAS                   $750               NO MINIMUM

SPOUSAL IRAS                       $750               NO MINIMUM

ROTH IRAS                          $750               NO MINIMUM

EDUCATION IRAS                     $500               NO MINIMUM
                                                      AFTER THE FIRST YEAR

AUTOMATIC                          $100               $100
INVESTMENT PLANS

All investments must be in U.S. dollars. Third-party checks cannot be accepted. You may be charged a fee for any check that does not clear. Maximum TeleTransfer purchase is $150,000 per day.

THE FUND'S INVESTMENTS ARE VALUED based on market value or, where market quotations are not readily available, on fair value as determined in good faith by the company's board of directors ("board"), or pursuant to procedures approved by the board.

Your Investment

ORDERS TO BUY AND SELL SHARES received by dealers by the close of trading on the NYSE and transmitted to the distributor or its designee by the close of its business day (normally 5:15 p.m. Eastern time) will be based on the NAV determined as of the close of trading on the NYSE that day.

Selling shares

YOU MAY SELL (REDEEM) SHARES AT ANY TIME. Your shares will be sold at the next NAV calculated after your order is accepted by the company's transfer agent or other authorized entity. Your order will be processed promptly, and you will generally receive the proceeds within a week.

TO KEEP YOUR CDSC AS LOW AS POSSIBLE, each time you request to sell shares, the fund will first sell shares that are not subject to a CDSC, and then sell those subject to the lowest charge. The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on shares you acquired by reinvesting your dividends. There are certain instances when you may qualify to have the CDSC waived. Consult the SAI for details.

BEFORE SELLING RECENTLY PURCHASED SHARES, please note that if the fund has not yet collected payment for the shares you are selling, it may delay sending the proceeds until it has collected payment.

General policies

IF YOUR ACCOUNT FALLS BELOW $500, you may be asked to increase your balance. If it is still below $500 after 30 days, the fund may close your account and send you the proceeds to the address on record.

UNLESS YOU DECLINE TELEPHONE PRIVILEGES on your application, you may be responsible for any fraudulent telephone orders as long as reasonable measures were taken to verify the order.

THE FUND RESERVES THE RIGHT TO:

* refuse any purchase or exchange request that could adversely affect the fund or its operations, including those from any individual or group that, in the fund's view, is likely to engage in excessive trading (usually defined as more than four exchanges out of the fund within a calendar year).

* refuse any purchase or exchange request in excess of 1% of the fund's total assets.

* change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions.

*   change its minimum investment amounts.

* delay sending out redemption proceeds for up to seven days (generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions).

The fund also reserves the right to make a "redemption in kind" -- payment in portfolio securities rather than cash -- if the amount you are redeeming is large enough to affect fund operations. This right may be exercised only if the amount of your redemptions exceeds the lesser of $250,000 or 1% of the fund's net assets in any 90-day period.

Written sell orders

Some circumstances require written sell orders along with signature guarantees. These include:

* amounts of $10,000 or more on accounts whose address has been changed within the last 30 days

*  requests to send the proceeds to a different payee or address

*  written sell orders of $100,000 or more

A SIGNATURE GUARANTEE helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. For joint accounts, each signature must be guaranteed. Please call 1-800-554-4611 if you have questions about obtaining a signature guarantee.

Key concepts

NET ASSET VALUE (NAV): the market value of one fund share, computed by dividing the total net assets of a fund class by its shares outstanding. The fund's Class A and Class T shares are offered to the public at NAV plus a sales charge. Classes B, C, and R are offered at NAV, but Classes B and C are subject to higher annual operating expenses and a CDSC.

DISTRIBUTIONS AND TAXES

THE FUND INTENDS TO DISTRIBUTE net realized investment income and any net realized capital gains on an annual basis each December. From time to time, the fund may make distributions in addition to those described above.

EACH SHARE CLASS WILL GENERATE a different distribution because each has different expenses. Your distributions will be reinvested in the fund unless you instruct the fund otherwise. There are no fees or sales charges on reinvestments.

FUND DIVIDENDS AND DISTRIBUTIONS ARE TAXABLE to most investors (unless your investment is in an IRA or other tax-advantaged account). The tax status of any distribution is the same regardless of how long you have been in the fund and whether you reinvest your distributions or receive them in cash. In general, distributions are federally taxable as follows:
--------------------------------------------------------------------------------

Taxability of distributions

Type of                       Tax rate for          Tax rate for

distribution                  15% bracket           28% bracket or above
--------------------------------------------------------------------------------

INCOME                        ORDINARY              ORDINARY
DIVIDENDS                     INCOME RATE           INCOME RATE

SHORT-TERM                    ORDINARY              ORDINARY
CAPITAL GAINS                 INCOME RATE           INCOME RATE

LONG-TERM
CAPITAL GAINS                 10%                   20%

Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

SERVICES FOR FUND INVESTORS

Automatic services

BUYING OR SELLING SHARES AUTOMATICALLY is easy with the services described below. With each service, you may select a schedule and amount, subject to certain restrictions. You can set up most of these services with your application, or by calling your financial representative or 1-800-554-4611.
--------------------------------------------------------------------------------

For investing


AUTOMATIC                       For making automatic investments
ASSET BUILDER(R)                from a designated bank account.

PAYROLL                         For making automatic investments
SAVINGS PLAN                    through payroll deduction.

GOVERNMENT                      For making automatic investments
DIRECT DEPOSIT                  from your federal employment,
PRIVILEGE                       Social Security or other regular
                                federal government check.

DIVIDEND                        For automatically reinvesting the
SWEEP                           dividends and distributions from
                                one fund into another
                                (not available for IRAs).
--------------------------------------------------------------------------------

For exchanging shares

AUTO-EXCHANGE                   For making regular exchanges
PRIVILEGE                       from one fund into another.
--------------------------------------------------------------------------------

For selling shares

AUTOMATIC                       For making regular withdrawals
WITHDRAWAL PLAN                 from most funds. There is no CDSC on Class B
shares, as long as the amounts withdrawn do not exceed 12% annually of the account value at the time the shareholder elects to participate in the plan.


Taxes on transactions

Except for tax-advantaged accounts, any sale or exchange of fund shares may generate a tax liability. Withdrawals or distributions from tax-deferred accounts are taxable when received.

The table above also can provide a guide for potential tax liability when selling or exchanging fund shares. "Short-term capital gains" applies to fund shares sold or exchanged up to 12 months after buying them. "Long-term capital gains" applies to shares sold or exchanged after 12 months.

Your Investment

Exchange privilege

YOU CAN EXCHANGE SHARES WORTH $500 OR MORE (no minimum for retirement accounts) from one class of the fund into the same class of another Dreyfus Founders fund or Dreyfus Premier fund. You can also exchange Class T shares into Class A shares of certain Dreyfus Premier fixed-income funds. You can request your exchange in writing or by phone, or by contacting your financial representative. Be sure to read the current prospectus for any fund into which you are exchanging before investing. Any new account established through an exchange generally has the same privileges as your original account (as long as they are available). There is currently no fee for exchanges, although you may have to pay an additional sales charge when exchanging into any fund that has a higher sales charge.

Money market exchange privilege

AS A CONVENIENCE, the fund's shareholders may exchange all or part of their investment in the fund for shares of Dreyfus Worldwide Dollar Money Market Fund, Inc., without paying a CDSC. The Dreyfus Worldwide Dollar Money Market Fund is a money market fund advised by The Dreyfus Corporation that invests in a diversified portfolio of high-quality money market instruments. THE SHARES OF DREYFUS WORLDWIDE DOLLAR MONEY MARKET FUND ARE NOT OFFERED BY THIS PROSPECTUS. Please contact your financial representative or call 1-800-554-4611 to request a copy of the current Dreyfus Worldwide Dollar Money Market Fund prospectus. Please be sure to read that prospectus carefully before investing in that fund.

TeleTransfer privilege

TO MOVE MONEY between your bank account and your mutual fund account with a phone call, use the TeleTransfer privilege. You can set up TeleTransfer on your account by providing bank account information and by following the instructions on your application, or by contacting your financial representative.

Reinvestment privilege

UPON WRITTEN REQUEST, you can reinvest up to the number of Class A, B or T shares you redeemed within 45 days of selling them at the current share price without any sales charge. If you paid a CDSC, it will be credited back to your account. This privilege may be used only once.

Account statements

EVERY FUND SHAREHOLDER automatically receives regular account statements. You will also be sent an annual statement detailing the tax characteristics of any dividends and distributions you have received.

Brokerage allocation

Subject to the policy of seeking the best execution of orders at the most favorable prices, sales of fund shares may be considered as a factor in the selection of brokerage firms to execute fund portfolio transactions. The SAI further explains the selection of brokerage firms.

INSTRUCTIONS FOR REGULAR ACCOUNTS

   TO OPEN AN ACCOUNT

            In Writing

   Complete the application.

   Mail your application and a check to:
   Dreyfus Founders Funds, Inc.
   Balanced Fund
   P.O. Box 6587
   Providence, RI 02940-6587
   Attn: Institutional Processing

TO ADD TO AN ACCOUNT

Fill out an investment slip, and write your account number on your check.

Mail the slip and the check to: Dreyfus Founders Funds, Inc. Balanced Fund P.O. Box 6587 Providence, RI 02940-6587 Attn: Institutional Processing

           By Telephone

   WIRE  Have your bank send your
investment to Boston Safe Deposit and Trust Co., with these instructions:

   * ABA# 011001234

   * DDA# 046590


   * EEC code 5660

   * Balanced Fund


   * the share class

   * your Social Security or tax ID number

   * name(s) of investor(s)

   * dealer number if applicable

   Call us to obtain an account number. Return your application with the account number on the application.

WIRE Have your bank send your investment to Boston Safe Deposit and Trust Co., with these instructions:

* ABA# 011001234

* DDA# 046590


* EEC code 5660

* Balanced Fund


* the share class

* your account number

* name(s) of investor(s)

* dealer number if applicable

ELECTRONIC CHECK Same as wire, but before your account number insert "086" for Class A, "087" for Class B, "088" for Class C, "089" for Class R, or "090" for Class T.


TELETRANSFER Request TeleTransfer on your application. Call us to request your transaction.

           Automatically

   WITH AN INITIAL INVESTMENT  Indicate
on your application which automatic service(s) you want. Return your application with your investment.

ALL SERVICES Call us at 1-800-554-4611 or call your financial representative to request a form to add any automatic investing service (see "Services for Fund Shareholders"). Complete and return the form along with any other required materials.


TO SELL SHARES

Write a letter of instruction that includes:

* your name(s) and signature(s)

* your account number

* Balanced Fund

* the dollar amount you want to sell

* how and where to send the proceeds

Obtain a signature guarantee or other  documentation, if required (see page 10)

Mail your request to: Dreyfus Founders Funds, Inc. P.O. Box 6587 Providence, RI 02940-6587 Attn: Institutional Processing


TELETRANSFER Call us or your financial representative to request your transaction. Be sure the fund has your bank account information on file. Proceeds will be sent to your bank by electronic check.

AUTOMATIC WITHDRAWAL PLAN Call us or your financial representative to request a form to add the plan. Complete the form, specifying the amount and frequency of withdrawals you would like.

Be sure to maintain an account balance of $5,000 or more.

To open an account, make subsequent investments or sell shares, please contact your financial representative or call toll free in the U.S. 1-800-554-4611. Make checks payable to: DREYFUS FOUNDERS FUNDS, INC.

Key concepts

WIRE TRANSFER: for transferring money from one financial institution to another. Wiring is the fastest way to move money, although your bank may charge a fee to send or receive wire transfers. Wire transfers from the fund are subject to a $1,000 minimum.

ELECTRONIC CHECK: for transferring money out of a bank account. Your transaction is entered electronically, but may take up to eight business days to clear. Electronic checks usually are available without a fee at all Automated Clearing House (ACH) banks.

Your Investment

INSTRUCTIONS FOR IRAS

   TO OPEN AN ACCOUNT

            In Writing

   Complete an IRA application, making sure to specify the fund name and to indicate the year the contribution is for.

   Mail your application and a check to:
The Dreyfus Trust Company, Custodian P.O. Box 6427 Providence, RI 02940-6427
Attn: Institutional Processing

TO ADD TO AN ACCOUNT

Fill out an investment slip, and write your account number on your check. Indicate the year the contribution is for.

Mail the slip and the check to: The Dreyfus Trust Company, Custodian P.O. Box 6427 Providence, RI 02940-6427 Attn: Institutional Processing

           By Telephone

WIRE Have your bank send your investment to Boston Safe Deposit and Trust Co., with these instructions:

* ABA# 011001234

* DDA# 046590


* EEC code 5660

* Balanced Fund


* the share class

* your account number

* name(s) of investor(s)

* the contribution year

* dealer number if applicable


ELECTRONIC CHECK Same as wire, but before your account number insert "086" for Class A, "087" for Class B, "088" for Class C, "089" for Class R, or "090" for Class T.


            Automatically

ALL SERVICES Call us or your financial representative to request a form to add any automatic investing service (see "Services for fund Investors"). Complete and return the form along with any other required materials. All contributions will count as current year.

TO SELL SHARES

Write a letter of instruction that includes:

* your name and signature

* your account number

* Balanced Fund

* the dollar amount you want to sell

* how and where to send the proceeds

* whether the distribution is qualified or premature

* whether the 10% TEFRA should be withheld

Obtain a signature guarantee or other documentation, if required (see page 10).

Mail your request to: The Dreyfus Trust Company P.O. Box 6427 Providence, RI 02940-6427 Attn: Institutional Processing


SYSTEMATIC WITHDRAWAL PLAN Call us to request instructions to establish the plan.

For information and assistance, contact your financial representative or call toll free in the U.S. 1-800-554-4611. Make checks payable to: THE DREYFUS TRUST COMPANY, CUSTODIAN.

[Application p1]

[Application p2]

NOTES

For More Information

Dreyfus Founders Balanced Fund

A series of Dreyfus Founders Funds, Inc.
---------------------------------------

SEC file number:  811-01018

More information on this fund is available to you free of charge.

Annual/Semiannual Report

Annual and semiannual reports contain the fund's financial statements, portfolio holdings and historical performance. You will also find a discussion of the market conditions and investment strategies that significantly affected the fund's performance in these reports.

Statement of Additional Information (SAI)

A current SAI containing more detailed information about the fund and its policies has been filed with the Securities and Exchange Commission and is incorporated by reference and legally considered a part of this prospectus.

You can request copies of the annual and semiannual reports and the SAI, and obtain other information.

To obtain information:

BY TELEPHONE Call your financial representative or 1-800-554-4611

BY MAIL Write to: Dreyfus Founders Funds 144 Glenn Curtiss Boulevard Uniondale, NY 11556-0144

ON THE INTERNET Text-only versions of fund documents can be viewed online or downloaded from the Securities and Exchange Commission's Internet site at: http://www.sec.gov

BY MAIL OR IN PERSON from the Securities and Exchange Commission (you will pay a copying fee) Visit or write: SEC's Public Reference Section Washington, DC 20549-6009 1-800-SEC-0330

Dreyfus Founders Funds are managed by Founders Asset Management LLC.

Founders and Founders Funds are registered trademarks of Founders Asset Management LLC.

(c) 1999 Dreyfus Service Corporation
086P1299

Dreyfus Founders Discovery Fund

Pursuing capital appreciation through investments in stocks of small-cap growth companies

PROSPECTUS December 31, 1999

CLASS A, B, C, R AND T SHARES


As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

The Fund

      Dreyfus Founders Discovery Fund
      -------------------------------------

                                       Ticker Symbols      CLASS A: FDIDX

                                                           CLASS B: FDIEX

                                                           CLASS C: FDICX

                                                           CLASS R: FDIRX

                                                           CLASS T: FDITX

Contents

The Fund
--------------------------------------------------------------------------------

Investment Approach                                                      93

Main Risks                                                               94

Past Performance                                                         94

Expenses                                                                 96

More About Investment Objective,
Strategies and Risks                                                     98

Management                                                              101

Financial Highlights                                                    102

Your Investment
--------------------------------------------------------------------------------

Account Policies                                                        103

Distributions and Taxes                                                 107

Services for Fund Investors                                             108

Brokerage Allocation                                                    109

Instructions for Regular Accounts                                       110

Instructions for IRAs                                                   112

For More Information
--------------------------------------------------------------------------------

INFORMATION ON THE FUND'S RECENT STRATEGIES AND HOLDINGS CAN BE FOUND IN THE CURRENT ANNUAL/SEMIANNUAL REPORT. SEE BACK COVER.

INVESTMENT APPROACH

The fund seeks capital appreciation. To pursue this goal, the fund targets small and relatively unknown companies with high growth potential. The fund will normally invest at least 65% of its total assets in common stocks of small, rapidly growing U.S.-based companies with market capitalizations or annual revenues between $10 million and $1.5 billion. Typically, these companies are not listed on a national securities exchange, but trade on the over-the-counter market. The fund also may invest in larger companies if they represent better prospects for capital appreciation. Although the fund normally will invest in common stocks of U.S.-based companies, it may invest up to 30% of its total assets in foreign securities.


Founders Asset Management LLC ("Founders") manages the fund using a "growth style" of investing. Founders uses a consistent, "bottom-up" approach to build equity portfolios, searching one by one for companies whose fundamental strengths suggest the potential to provide superior earnings growth over time.


Key concepts


The fund offers multiple classes of shares. This prospectus describes shares of Classes A, B, C, R and T. The fund's other class of shares, Class F, is offered by a separate prospectus and is generally available only to shareholders who continuously maintained an account with any Dreyfus Founders fund since December 30, 1999. All share classes of the fund invest in the same underlying portfolio of securities and have the same management team. However, because of different charges, fees and expenses, the performance of the fund's share classes will vary.

MAIN RISKS

The primary risk of investing in this fund is:

* SMALL COMPANY RISK. While small companies may offer greater opportunity for capital appreciation than larger and more established companies, they also involve substantially greater risks of loss and price fluctuations. Small companies may be in the early stages of development; have limited product lines, markets or financial resources; and may lack management depth. These companies may be more impacted by intense competition from larger companies, and the trading markets for their securities may be less liquid and more volatile. This means that the fund could have greater difficulty selling a security of a small-cap issuer at an acceptable price, especially in periods of market volatility. Also, it may take a substantial period of time before the fund realizes a gain on an investment in a small-cap company, if it realizes any gain at all.

PAST PERFORMANCE

The following information provides an indication of the risks of investing in the fund by showing how the performance of the fund's Class F shares has varied from year to year and by comparing this information to a broad measure of market performance. Performance figures reflect the reinvestment of dividends. Past performance is no guarantee of future results.

Class A, B, C, R and T shares are new, and past performance is not available for those classes as of the date of this prospectus. Performance for these share classes will vary from, and may be lower than, the performance of Class F shares due to differences in sales charges and expenses.
--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)

CLASS F SHARES

[Exhibit A]

BEST QUARTER:                    Q4 '98                         +36.55%

WORST QUARTER:                   Q3 '98                         -22.73%

THE YEAR-TO-DATE TOTAL RETURN FOR THE FUND'S CLASS F SHARES AS OF SEPTEMBER 30, 1999 WAS 37.18%.
--------------------------------------------------------------------------------

Average annual total returns AS OF 12/31/98

                                                    Since
                             1 Year     5 Years     inception*
--------------------------------------------------------------

DISCOVERY FUND
CLASS F                      14.19%      13.42%         17.91%

RUSSELL 2000 INDEX           -2.55%      11.87%         12.50%

* INCEPTION DATE 12/31/89.

THE RUSSELL 2000 INDEX IS A WIDELY RECOGNIZED, UNMANAGED SMALL-CAP INDEX OF THE COMMON STOCKS OF THE 2,000 U.S. PUBLIC COMPANIES NEXT IN SIZE AFTER THE LARGEST 1,000 PUBLICLY TRADED U.S. COMPANIES.

Key concepts

SMALL-CAP COMPANIES: those companies with market capitalizations of $1.5 billion or less. This range may fluctuate depending on changes in the value of the stock market as a whole.

MARKET CAPITALIZATION: the value of a corporation calculated by multiplying the number of its outstanding shares of common stock by the current market price of a share.

What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

The Fund

EXPENSES

The following table will help you understand the various costs and expenses you will incur directly or indirectly as an investor in the fund.

* Each class of shares, other than Class R, has transaction fees. These transaction fees vary by class and also vary based on the length of time you hold shares in the fund and the amount of your investment.

* You will find details about reduced sales charges in the "Account Policies" section of this prospectus.

Fee table

                                                            CLASS A        CLASS B         CLASS C        CLASS R        CLASS T
------------------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION FEES (FEES PAID FROM YOUR ACCOUNT)

Maximum front-end sales charge on purchases

AS A % OF OFFERING PRICE                                      5.75            NONE           NONE           NONE           4.50

Maximum contingent deferred sales charge (CDSC)

AS A % OF PURCHASE OR SALE PRICE, WHICHEVER IS LESS           NONE*           4.00           1.00           NONE           NONE*

Maximum sales charge on reinvested
dividends/distributions                                       NONE            NONE           NONE           NONE           NONE
------------------------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES PAID FROM FUND ASSETS)

% OF AVERAGE DAILY NET ASSETS

Management fees                                               1.00            1.00           1.00           1.00           1.00

Rule 12b-1 fee                                                NONE            0.75           0.75           NONE           0.25

Shareholder services fee                                      0.25            0.25           0.25           NONE           0.25

Other expenses**                                              0.24            0.24           0.24           0.24           0.24
------------------------------------------------------------------------------------------------------------------------------------

TOTAL ANNUAL FUND OPERATING EXPENSES (WITHOUT CREDITS)        1.49            2.24           2.24           1.24           1.74

TOTAL ANNUAL FUND OPERATING EXPENSES (WITH CREDITS)***        1.47            2.22           2.22           1.22           1.72

* SHARES BOUGHT WITHOUT AN INITIAL SALES CHARGE AS PART OF AN INVESTMENT OF $1 MILLION OR MORE MAY BE CHARGED A CDSC OF 1.00% IF REDEEMED WITHIN ONE YEAR.

** "OTHER EXPENSES" ARE ESTIMATED FOR THE CURRENT FISCAL YEAR BASED ON EXPENSES FOR CLASS F SHARES FOR THE FUND'S LAST FISCAL YEAR. THESE EXPENSES INCLUDE CUSTODIAN, TRANSFER AGENCY AND ACCOUNTING AGENT FEES, AND OTHER CUSTOMARY FUND EXPENSES.

*** EXPENSES AFTER CREDITS INCLUDE EXPENSE OFFSETS FROM CREDITS EARNED ON UNINVESTED CASH HELD OVERNIGHT AT THE CUSTODIAN.

Expense example

                          1 Year     3 Years     5 Years     10 Years
---------------------------------------------------------------------

CLASS A                     $718      $1,019      $1,341       $2,252

CLASS B
WITH REDEMPTION             $627      $1,000      $1,400       $2,213*
WITHOUT REDEMPTION          $227        $700      $1,200       $2,213*

CLASS C
WITH REDEMPTION             $327        $700      $1,200       $2,575
WITHOUT REDEMPTION          $227        $700      $1,200       $2,575

CLASS R                     $126        $393        $681       $1,500

CLASS T                     $619        $973      $1,351       $2,409

* ASSUMES CONVERSION OF CLASS B TO CLASS A AT END OF THE SIXTH YEAR FOLLOWING THE DATE OF PURCHASE.

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. Because actual return and expenses will be different, the example is for comparison only.

Key concepts

MANAGEMENT FEE: a fee paid to Founders for managing the fund's portfolio.

RULE 12B-1 FEE: the fee paid to finance the sale and distribution of Class B, C and T shares. Because this fee is paid out of the fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

SHAREHOLDER SERVICES FEE: the fee paid to the fund's distributor for providing shareholder services to the holders of Class A, B, C and T shares.

CONTINGENT DEFERRED SALES CHARGE (CDSC): a back-end sales charge payable if shares are redeemed within a certain time period.

MORE ABOUT INVESTMENT OBJECTIVE, STRATEGIES AND RISKS


This section discusses other investment strategies used by the fund and provides in more detail the risks associated with those strategies. Although Founders might not always use all of the different techniques and investments described below, some of these techniques are designed to help reduce investment or market risks. The Statement of Additional Information contains more detailed information about the fund's investment policies and risks.

Other portfolio investments and strategies

FIXED-INCOME SECURITIES. While the fund generally emphasizes investments in equity securities, such as common stocks and preferred stocks, it may also invest in fixed-income securities when Founders believes these investments offer opportunities for capital appreciation. Fixed-income securities in which the fund might invest include bonds, debentures, and other corporate or government obligations.

ADRS. The fund may invest without limit in American Depositary Receipts and American Depositary Shares (collectively, "ADRs"). ADRs are receipts representing shares of a foreign corporation held by a U.S. bank that entitle the holder to all dividends and capital gains on the underlying foreign shares. ADRs are denominated in U.S. dollars and trade in the U.S. securities markets.

ADRs are subject to some of the same risks as direct investments in foreign securities, including the risk that material information about the issuer may not be disclosed in the United States and the risk that currency fluctuations may adversely affect the value of the ADR.


SECURITIES THAT ARE NOT READILY MARKETABLE. The fund may invest up to 15% of its net assets in securities that are not "readily marketable." A security is not readily marketable if it cannot be sold within seven days in the ordinary course of business for approximately the amount it is valued.

A restricted security is one that has a contractual restriction on its resale or which cannot be sold publicly until it is registered with the Securities and Exchange Commission ("SEC"). Certain restricted securities are eligible for resale to qualified institutional purchasers (Rule 144A securities) and may be readily marketable. Rule 144A securities that are readily marketable are not subject to the 15% limit discussed above. Founders monitors holdings of 144A securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity. However, it is possible that the market for 144A securities can change, and it may become difficult to sell these securities, or to sell them at a reasonable price, if institutional purchasers lose interest in the investment.


Investments in illiquid securities, which may include restricted securities, involve certain risks to the extent that the fund may be unable to dispose of such a security at the time desired or at a reasonable price. In addition, in order to sell a restricted security, the fund might have to bear the expense and incur the delays associated with registering the shares with the SEC.

HEDGING AND DERIVATIVE INSTRUMENTS. The fund can enter into futures contracts and forward contracts, and may purchase and/or write (sell) put and call options on securities, securities indexes, futures contracts, and foreign currencies. These are sometimes referred to as "derivative" instruments, since their values are derived from an underlying security, index, or other financial instrument. The fund may use derivative instruments to engage in hedging strategies but does not use them for speculative purposes. The fund has limits on the use of derivatives and is not required to use them in seeking its investment objective

The Fund

Some of these strategies may hedge the fund's portfolio against price fluctuations. Other hedging strategies, such as buying futures and call options, would tend to increase the fund's exposure to the securities market. Forward contracts may be used to try to manage foreign currency risks on the fund's foreign investments. Option trading involves the payment of premiums and has special tax effects on the fund.

There are special risks in using particular hedging strategies. Using derivatives can cause the fund to lose money on its investments and/or increase the volatility of its share prices. In addition, the successful use of derivatives draws upon skills and experience that are different from those needed to select the other securities in which the fund invests. Should interest rates or the prices of securities or financial indexes move in an unexpected manner, the fund may not achieve the desired benefit of these instruments, or may realize losses and be in a worse position than if the instruments had not been used. The fund could also experience losses if the prices of its derivative positions were not correlated with its other investments or if it could not close out a position because of an illiquid market.

The fund's investments in derivatives are subject to the fund's Internal Derivatives Policy, which may be changed without shareholder approval.

TEMPORARY DEFENSIVE INVESTMENTS. In times of unstable or adverse market or economic conditions, up to 100% of the fund's assets can be invested in temporary defensive instruments in an effort to enhance liquidity or preserve capital. Temporary defensive investments generally would include cash, cash equivalents such as commercial paper, money market instruments, short-term debt securities, U.S. government securities, or repurchase agreements. The fund also could hold these types of securities pending the investment of proceeds from the sale of fund shares or portfolio securities, or to meet anticipated redemptions of fund shares. To the extent the fund invests defensively in these securities, it might not achieve its investment objective.

PORTFOLIO TURNOVER. The fund does not have any limitations regarding portfolio turnover. The fund may engage in short-term trading to try to achieve its objective and may have portfolio turnover rates in excess of 100%. A portfolio turnover rate of 100% is equivalent to the fund buying and selling all of the securities in its portfolio once during the course of a year. The portfolio turnover rate of the fund may be higher than some other mutual funds with the same investment objective. Higher portfolio turnover rates increase the brokerage costs the fund pays and may adversely affect its performance. If the fund realizes capital gains when it sells portfolio investments, it generally must pay those gains out to shareholders, increasing their taxable distributions. This may adversely affect the after-tax performance of the fund for shareholders with taxable accounts. The fund's portfolio turnover rates for prior years are included in the "Financial Highlights" section of this prospectus. The fund's current and future portfolio turnover rates may differ significantly from its historical portfolio turnover rates.

More about risk

Like all investments in securities, you risk losing money by investing in the fund. The fund's investments are subject to changes in their value from a number of factors.

* STOCK MARKET RISK. The value of the stocks and other securities owned by the fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions and investor confidence.

*            COMPANY RISK. The stocks in the fund's
   portfolio may not perform as expected. Other factors can affect a particular stock's price, such as poor earnings reports by the issuer, loss of major customers or management team members, major litigation against the issuer, or changes in government regulations affecting the issuer or its industry.

* OPPORTUNITY RISK. There is the risk of missing out on an investment opportunity because the assets necessary to take advantage of the opportunity are held in other investments.

* INVESTMENT STYLE RISK. Market performance tends to be cyclical, and during various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the fund's growth style of investing, the fund's gains may not be as big as, or its losses may be bigger than, other funds using different investment styles.

* FOREIGN INVESTMENT RISK. Investments in foreign securities involve different risks than U.S. investments. These risks include:

   * CURRENCY RISK. Fluctuations in exchange rates of foreign currencies affect the value of the fund's assets as measured in U.S. dollars and the costs of converting between various currencies.

   * REGULATORY RISK. There may be less governmental supervision of foreign stock exchanges, securities brokers, and issuers of securities, and less public information about foreign companies. Also, accounting, auditing, and financial reporting standards are less uniform than in the United States. Exchange control regulations or currency restrictions could prevent cash from being brought back to the United States. The fund may be subject to withholding taxes and could experience difficulties in pursuing legal remedies and collecting judgments.

   * MARKET RISK. Foreign markets have substantially less volume than U.S. markets, and are not generally as liquid as, and may be more volatile than, those in the United States. Brokerage commissions and other transaction costs are generally higher than in the United States, and settlement periods are longer.

   * POLITICAL RISK. Foreign investments may be subject to expropriation or confiscatory taxation; limitations on the removal of funds or other assets of the fund; and political, economic or social instability.


* INITIAL PUBLIC OFFERINGS. The fund invests in initial public offerings ("IPOs"). Part of the historical performance of the fund is due to the allocation to the fund of securities sold in IPOs. The effect of IPOs on the fund's performance depends on a variety of factors, including the number of IPOs the fund invests in, whether and to what extent a security purchased in an IPO appreciates in value, and the asset base of the fund. There is no guarantee that the fund's investments in IPOs, if any, will continue to have a similar impact on the fund's performance.


* RISK OF FIXED-INCOME INVESTMENTS. The fund's investments in fixed-income securities are subject to interest rate risk and credit risk.

   * INTEREST RATE RISK. When interest rates change, the value of the fixed-income portion of the fund will be affected. An increase in interest rates tends to reduce the market value of debt securities, while a decline in interest rates tends to increase their values.

   * CREDIT RISK. The value of the debt securities held by the fund fluctuates with the credit quality of the issuers of those securities. Credit risk relates to the ability of the issuer to make payments of principal and interest when due, including default risk.


* YEAR 2000 RISK. The fund could be adversely affected if the computer systems used by Founders and the fund's other service providers do not properly process and calculate date-related information on or after January 1, 2000. Founders is working to avoid year 2000-related problems in its systems and to obtain assurances from other service providers that they are taking similar steps. In addition, issuers of securities in which the fund invests may be adversely affected by year 2000-related problems. This could have an impact on the value of the fund's investments and the fund's share prices.


The Fund

MANAGEMENT

Founders serves as investment adviser to the fund and is responsible for selecting the fund's investments and handling its day-to-day business. Founders' corporate offices are located at 2930 East Third Avenue, Denver, Colorado 80206


Founders and its predecessor companies have operated as investment advisers since 1938. Founders also serves as investment adviser to other series funds of Dreyfus Founders Funds, Inc. (the "company"), as well as serving as adviser or sub-adviser to a number of other investment companies and private accounts. Founders is the growth specialist affiliate of The Dreyfus Corporation, a leading mutual fund complex with more than $118 billion in its mutual fund portfolios as of September 30, 1999. Founders and Dreyfus are investment subsidiaries of Mellon Financial Corporation, a broad-based global financial services company.


In addition to managing the fund's investments, Founders also provides certain related administrative services to the fund. For these investment and administrative services, the fund pays Founders a management fee. The fund's management fee for the fiscal year ended December 31, 1998 was 1.00% of the fund's average daily net assets.


To facilitate day-to-day fund management, Founders uses a lead manager and team system. Each team is composed of members of the investment department, including lead portfolio managers, portfolio traders and research analysts. Each individual offers ideas, information, knowledge and expertise to assist in the management of the fund. Daily decisions on security selection for the fund are made by the lead portfolio manager. Through participation in the team process, the manager uses the input, research and advice of the rest of the management team in making purchase and sale decisions.

Robert T. Ammann, vice president of investments and chartered financial analyst, has been the fund's lead portfolio manager since 1997. He also served as portfolio manager of Dreyfus Founders Frontier Fund from February 1999 until its merger with Discovery Fund in August 1999. Mr. Ammann joined Founders in 1993 as a research analyst, and became a senior research analyst in 1996. Mr. Ammann was formerly a financial statistician for Standard & Poor's CompuStat Services, Inc. A graduate of Colorado State University, Mr. Ammann holds a bachelor's degree in business administration with a concentration in finance.

Founders has a personal securities trading policy (the "Policy") which restricts the personal securities transactions of its employees. Its primary purpose is to ensure that personal trading by Founders employees does not disadvantage any Founders-managed fund. Founders portfolio managers and other investment personnel who comply with the Policy's preclearance and disclosure procedures may be permitted to purchase, sell or hold certain types of securities which also may be or are held in the fund(s) they advise.

FINANCIAL HIGHLIGHTS


The following table describes the performance of Class F shares of the fund for the five years ended December 31, 1998 and the six months ended June 30, 1999. Certain information reflects financial results for a single fund share. Since Class A, B, C, R and T shares are new, financial information is not available for those classes as of the date of this prospectus.


"Total return" shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. The financial information for the six months ended June 30, 1999 is unaudited. The financial information for the three years ended December 31, 1998 has been audited by PricewaterhouseCoopers LLP, independent accountants. Another independent accounting firm audited the prior years' information. PricewaterhouseCoopers LLP's report, along with the fund's financial statements, is included in the company's 1998 annual report to shareholders, which is available upon request.

                                                           (UNAUDITED)
                                                    SIX MONTHS ENDED JUNE 30,             YEAR ENDED DECEMBER 31,
 CLASS F                                                       1999             1998       1997       1996      1995       1994
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)

 Net asset value -- beginning of period                       24.37            23.45      24.22     21.70      19.88      21.55

Income from investment operations:

    Net investment income or (loss)                          (0.16)           (0.07)       0.07    (0.20)     (0.12)     (0.12)

    Net gains or (losses) on securities
    (both realized and unrealized)                             6.60             3.15       2.69      4.72       6.29     (1.55)

 Total from investment operations                              6.44             3.08       2.76      4.52       6.17     (1.67)

Less dividends and distributions:

    From net investment income                                 0.00             0.00       0.00      0.00       0.00       0.00

    From net realized gains                                    0.00           (2.16)     (3.53)    (2.00)     (4.35)       0.00

 Total distributions                                           0.00           (2.16)     (3.53)    (2.00)     (4.35)       0.00

 Net asset value -- end of period                             30.81            24.37      23.45     24.22      21.70      19.88

 Total return (%)                                             26.43            14.19      12.00     21.20      31.30     (7.80)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Net expenses to average net assets (%)                      1.58(1)            1.55       1.52      1.58       1.58       1.67

 Gross expenses to average net assets (%)                    1.59(1)            1.57       1.54      1.59       1.63         --

 Ratio of net investment income (loss)
 to average net assets (%)                                 (1.19)(1)           (0.91)     (0.55)    (0.85)     (0.60)     (0.62)

 Portfolio turnover rate (%)(2)                                 146              121         90       106        118         72
------------------------------------------------------------------------------------------------------------------------------------

 Net assets -- end of period ($ x 1,000)                    288,185          241,124    246,281   247,494    216,623    185,310

(1)  ANNUALIZED.

(2) "PORTFOLIO TURNOVER RATE" IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING TWELVE-MONTH PERIOD. ACCORDINGLY, THE PORTFOLIO TURNOVER RATE FOR THE PERIOD ENDED JUNE 30, 1999 IS FROM JULY 1, 1998 TO JUNE 30, 1999.

The Fund

Your Investment

ACCOUNT POLICIES


YOU WILL NEED TO CHOOSE A SHARE CLASS before making an initial investment. Selecting a class in which to invest depends on a number of factors, including the amount and intended length of your investment. In making your choice, you should weigh the impact of all potential costs over the length of your investment, including sales charges and annual fees. For example, in some instances, it can be more economical to pay an initial sales charge than to choose a class with no initial sales charge but with higher annual fees and a contingent deferred sales charge (CDSC).


IN SELECTING A CLASS, consider the following:

* CLASS A SHARES may be appropriate if you prefer to pay the fund's sales charge when you purchase shares rather than upon the sale of your shares, if you want to take advantage of the reduced sales charges available on larger investments, and/or if you have a longer-term investment horizon. Class A shares have no Rule 12b-1 fee.

* CLASS B SHARES may be appropriate if you wish to avoid a front-end sales charge, if you want to put 100% of your investment dollars to work immediately, and/or if you have a longer-term investment horizon. Class B shares convert automatically to Class A shares after the Class B shares are held for six years.

* CLASS C SHARES may be appropriate if you wish to avoid a front-end sales charge, if you want to put 100% of your investment dollars to work immediately, and/or if you have a shorter-term investment horizon.

* CLASS R SHARES are designed for eligible institutions on behalf of their clients. Individuals may not purchase these shares directly.

* CLASS T SHARES may be appropriate if you prefer to pay the fund's sales charge when you purchase shares rather than upon the sale of your shares, if you want to take advantage of the reduced sales charges available on larger investments, and if you have a shorter-term investment horizon.


Two ways to reduce sales charges

LETTER OF INTENT: if you agree to purchase at least $50,000 of the fund's shares (or any other Dreyfus Founders and Dreyfus Premier fund sold with a sales charge) over a 13-month period, you pay a reduced sales charge as if you had invested the full amount all at once.


RIGHT OF ACCUMULATION: allows you to combine your investment in this fund with all your existing investments in any other Dreyfus Founders and Dreyfus Premier fund sold with a sales charge to determine whether you meet the threshold for reduced sales charges.

CONSULT THE STATEMENT OF ADDITIONAL INFORMATION (SAI) OR YOUR FINANCIAL REPRESENTATIVE FOR MORE DETAILS.

Third-party investments

The classes of the fund offered by this prospectus are designed primarily for investors who are investing through a third party, such as a bank, broker-dealer or financial adviser, or in a 401(k) or other retirement plan. When you open a fund account with these third parties, they may impose policies, limitations and fees which are different from, or in addition to, those described in this prospectus.

Share class charges

EACH SHARE CLASS has its own fee structure. In some cases, you may not have to pay a sales charge to buy or sell shares. Consult your financial representative or the SAI to see whether this may apply to you. Because Class A has lower expenses than Class T, you should consider buying Class A shares if you plan to invest $1 million or more in the fund.
--------------------------------------------------------------------------------

Sales charges

CLASS A AND CLASS T -- CHARGED WHEN YOU BUY SHARES

                                                     Sales charge                               Sales charge
                                                     deducted as a %                            as a % of your
Your investment                                      of offering price                          net investment
------------------------------------------------------------------------------------------------------------------------------------
                                                     Class               Class                  Class               Class
                                                     A                   T                      A                   T
------------------------------------------------------------------------------------------------------------------------------------
Up to $49,999                                        5.75%               4.50%                  6.10%               4.70%

$50,000 -- $99,999                                   4.50%               4.00%                  4.70%               4.20%

$100,000 -- $249,999                                 3.50%               3.00%                  3.60%               3.10%

$250,000 -- $499,999                                 2.50%               2.00%                  2.60%               2.00%

$500,000 -- $999,999                                 2.00%               1.50%                  2.00%               1.50%

$1 million or more*                                  0.00%               0.00%                  0.00%               0.00%

* A 1.00% CDSC may be charged on any shares sold within one year of purchase (except shares bought through reinvestment of dividends).

Class A shares also carry an annual shareholder services fee of 0.25% of the class's average daily net assets.

Class T shares also carry an annual Rule 12b-1 fee of 0.25% and a shareholder services fee of 0.25% of the class's average daily net assets.

--------------------------------------------------------------------------------

CLASS B -- CHARGED WHEN YOU SELL SHARES

                                    CDSC as a % of your initial
Time since                          investment or your redemption
your initial purchase               (whichever is less)
--------------------------------------------------------------------------------

Up to 2 years                       4.00%

2 -- 4 years                        3.00%

4 -- 5 years                        2.00%

5 -- 6 years                        1.00%

More than 6 years                   Shares will automatically convert
                                    to Class A, which has no CDSC

Class B shares also carry an annual Rule 12b-1 fee of 0.75% and a shareholder services fee of 0.25% of the class's average daily net assets.

--------------------------------------------------------------------------------

CLASS C -- CHARGED WHEN YOU SELL SHARES

A 1.00% CDSC is imposed on redemptions made within the first year of purchase. Class C shares also carry an annual Rule 12b-1 fee of 0.75% and a shareholder services fee of 0.25% of the class's average daily net assets.
--------------------------------------------------------------------------------

CLASS R -- NO SALES CHARGE, RULE 12B-1 FEE OR SHAREHOLDER SERVICES FEE

Buying shares

THE NET ASSET VALUE (NAV) of each class is generally calculated as of the close of regular trading on the New York Stock Exchange ("NYSE") (usually 4:00 p.m. Eastern time) every day the NYSE is open. Your order will be priced at the next NAV calculated after your order is accepted by the fund's transfer agent or other authorized entity. NAV is not calculated, and you may not conduct fund transactions, on days the NYSE is closed (generally weekends and New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day). However, the fund may conduct portfolio transactions on those days, particularly in foreign markets, which may affect the value of fund shares on days when you are not able to purchase, exchange or redeem shares.
--------------------------------------------------------------------------------

Minimum investments

Account type                       Initial            Additional
--------------------------------------------------------------------------------

REGULAR ACCOUNTS                   $1,000             $100; $500 FOR
                                                      TELETRANSFER INVESTMENTS

TRADITIONAL IRAS                   $750               NO MINIMUM

SPOUSAL IRAS                       $750               NO MINIMUM

ROTH IRAS                          $750               NO MINIMUM

EDUCATION IRAS                     $500               NO MINIMUM
                                                      AFTER THE FIRST YEAR

AUTOMATIC                          $100               $100
INVESTMENT PLANS

All investments must be in U.S. dollars. Third-party checks cannot be accepted. You may be charged a fee for any check that does not clear. Maximum TeleTransfer purchase is $150,000 per day.

THE FUND'S INVESTMENTS ARE VALUED based on market value or, where market quotations are not readily available, on fair value as determined in good faith by the company's board of directors ("board"), or pursuant to procedures approved by the board.

Your Investment

ORDERS TO BUY AND SELL SHARES received by dealers by the close of trading on the NYSE and transmitted to the distributor or its designee by the close of its business day (normally 5:15 p.m. Eastern time) will be based on the NAV determined as of the close of trading on the NYSE that day.

Selling shares

YOU MAY SELL (REDEEM) SHARES AT ANY TIME. Your shares will be sold at the next NAV calculated after your order is accepted by the company's transfer agent or other authorized entity. Your order will be processed promptly, and you will generally receive the proceeds within a week.

TO KEEP YOUR CDSC AS LOW AS POSSIBLE, each time you request to sell shares, the fund will first sell shares that are not subject to a CDSC, and then sell those subject to the lowest charge. The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on shares you acquired by reinvesting your dividends. There are certain instances when you may qualify to have the CDSC waived. Consult the SAI for details.

BEFORE SELLING RECENTLY PURCHASED SHARES, please note that if the fund has not yet collected payment for the shares you are selling, it may delay sending the proceeds until it has collected payment.

General policies

IF YOUR ACCOUNT FALLS BELOW $500, you may be asked to increase your balance. If it is still below $500 after 30 days, the fund may close your account and send you the proceeds to the address on record.

UNLESS YOU DECLINE TELEPHONE PRIVILEGES on your application, you may be responsible for any fraudulent telephone orders as long as reasonable measures were taken to verify the order.

THE FUND RESERVES THE RIGHT TO:

* refuse any purchase or exchange request that could adversely affect the fund or its operations, including those from any individual or group that, in the fund's view, is likely to engage in excessive trading (usually defined as more than four exchanges out of the fund within a calendar year).

* refuse any purchase or exchange request in excess of 1% of the fund's total assets.

* change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions.

*   change its minimum investment amounts.

* delay sending out redemption proceeds for up to seven days (generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions).

The fund also reserves the right to make a "redemption in kind" -- payment in portfolio securities rather than cash -- if the amount you are redeeming is large enough to affect fund operations. This right may be exercised only if the amount of your redemptions exceeds the lesser of $250,000 or 1% of the fund's net assets in any 90-day period.

Written sell orders

Some circumstances require written sell orders along with signature guarantees. These include:

* amounts of $10,000 or more on accounts whose address has been changed within the last 30 days

*  requests to send the proceeds to a different payee or address

*  written sell orders of $100,000 or more

A SIGNATURE GUARANTEE helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. For joint accounts, each signature must be guaranteed. Please call 1-800-554-4611 if you have questions about obtaining a signature guarantee.

Key concepts

NET ASSET VALUE (NAV): the market value of one fund share, computed by dividing the total net assets of a fund class by its shares outstanding. The fund's Class A and Class T shares are offered to the public at NAV plus a sales charge. Classes B, C, and R are offered at NAV, but Classes B and C are subject to higher annual operating expenses and a CDSC.

DISTRIBUTIONS AND TAXES

THE FUND INTENDS TO DISTRIBUTE net realized investment income and any net realized capital gains on an annual basis each December. From time to time, the fund may make distributions in addition to those described above.

EACH SHARE CLASS WILL GENERATE a different distribution because each has different expenses. Your distributions will be reinvested in the fund unless you instruct the fund otherwise. There are no fees or sales charges on reinvestments.

FUND DIVIDENDS AND DISTRIBUTIONS ARE TAXABLE to most investors (unless your investment is in an IRA or other tax-advantaged account). The tax status of any distribution is the same regardless of how long you have been in the fund and whether you reinvest your distributions or receive them in cash. In general, distributions are federally taxable as follows:
--------------------------------------------------------------------------------

Taxability of distributions

Type of                       Tax rate for          Tax rate for

distribution                  15% bracket           28% bracket or above
--------------------------------------------------------------------------------

INCOME                        ORDINARY              ORDINARY
DIVIDENDS                     INCOME RATE           INCOME RATE

SHORT-TERM                    ORDINARY              ORDINARY
CAPITAL GAINS                 INCOME RATE           INCOME RATE

LONG-TERM
CAPITAL GAINS                 10%                   20%

Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

SERVICES FOR FUND INVESTORS

Automatic services

BUYING OR SELLING SHARES AUTOMATICALLY is easy with the services described below. With each service, you may select a schedule and amount, subject to certain restrictions. You can set up most of these services with your application, or by calling your financial representative or 1-800-554-4611.
--------------------------------------------------------------------------------

For investing


AUTOMATIC                       For making automatic investments
ASSET BUILDER(R)                from a designated bank account.

PAYROLL                         For making automatic investments
SAVINGS PLAN                    through payroll deduction.

GOVERNMENT                      For making automatic investments
DIRECT DEPOSIT                  from your federal employment,
PRIVILEGE                       Social Security or other regular
                                federal government check.

DIVIDEND                        For automatically reinvesting the
SWEEP                           dividends and distributions from
                                one fund into another
                                (not available for IRAs).
--------------------------------------------------------------------------------

For exchanging shares

AUTO-EXCHANGE                   For making regular exchanges
PRIVILEGE                       from one fund into another.
--------------------------------------------------------------------------------

For selling shares

AUTOMATIC                       For making regular withdrawals
WITHDRAWAL PLAN                 from most funds. There is no CDSC on Class B
shares, as long as the amounts withdrawn do not exceed 12% annually of the account value at the time the shareholder elects to participate in the plan.


Taxes on transactions

Except for tax-advantaged accounts, any sale or exchange of fund shares may generate a tax liability. Withdrawals or distributions from tax-deferred accounts are taxable when received.

The table above also can provide a guide for potential tax liability when selling or exchanging fund shares. "Short-term capital gains" applies to fund shares sold or exchanged up to 12 months after buying them. "Long-term capital gains" applies to shares sold or exchanged after 12 months.

Your Investment

Exchange privilege

YOU CAN EXCHANGE SHARES WORTH $500 OR MORE (no minimum for retirement accounts) from one class of the fund into the same class of another Dreyfus Founders fund or Dreyfus Premier fund. You can also exchange Class T shares into Class A shares of certain Dreyfus Premier fixed-income funds. You can request your exchange in writing or by phone, or by contacting your financial representative. Be sure to read the current prospectus for any fund into which you are exchanging before investing. Any new account established through an exchange generally has the same privileges as your original account (as long as they are available). There is currently no fee for exchanges, although you may have to pay an additional sales charge when exchanging into any fund that has a higher sales charge.

Money market exchange privilege

AS A CONVENIENCE, the fund's shareholders may exchange all or part of their investment in the fund for shares of Dreyfus Worldwide Dollar Money Market Fund, Inc., without paying a CDSC. The Dreyfus Worldwide Dollar Money Market Fund is a money market fund advised by The Dreyfus Corporation that invests in a diversified portfolio of high-quality money market instruments. THE SHARES OF DREYFUS WORLDWIDE DOLLAR MONEY MARKET FUND ARE NOT OFFERED BY THIS PROSPECTUS. Please contact your financial representative or call 1-800-554-4611 to request a copy of the current Dreyfus Worldwide Dollar Money Market Fund prospectus. Please be sure to read that prospectus carefully before investing in that fund.

TeleTransfer privilege

TO MOVE MONEY between your bank account and your mutual fund account with a phone call, use the TeleTransfer privilege. You can set up TeleTransfer on your account by providing bank account information and by following the instructions on your application, or by contacting your financial representative.

Reinvestment privilege

UPON WRITTEN REQUEST, you can reinvest up to the number of Class A, B or T shares you redeemed within 45 days of selling them at the current share price without any sales charge. If you paid a CDSC, it will be credited back to your account. This privilege may be used only once.

Account statements

EVERY FUND SHAREHOLDER automatically receives regular account statements. You will also be sent an annual statement detailing the tax characteristics of any dividends and distributions you have received.

Brokerage allocation

Subject to the policy of seeking the best execution of orders at the most favorable prices, sales of fund shares may be considered as a factor in the selection of brokerage firms to execute fund portfolio transactions. The SAI further explains the selection of brokerage firms.

INSTRUCTIONS FOR REGULAR ACCOUNTS

   TO OPEN AN ACCOUNT

            In Writing

   Complete the application.

   Mail your application and a check to:
   Dreyfus Founders Funds, Inc.
   Discovery Fund
   P.O. Box 6587
   Providence, RI 02940-6587
   Attn: Institutional Processing

TO ADD TO AN ACCOUNT

Fill out an investment slip, and write your account number on your check.

Mail the slip and the check to: Dreyfus Founders Funds, Inc. Discovery Fund P.O. Box 6587 Providence, RI 02940-6587 Attn: Institutional Processing

           By Telephone

   WIRE  Have your bank send your
investment to Boston Safe Deposit and Trust Co., with these instructions:

   * ABA# 011001234

   * DDA# 046590


   * EEC code 5660

   * Discovery Fund


   * the share class

   * your Social Security or tax ID number

   * name(s) of investor(s)

   * dealer number if applicable

   Call us to obtain an account number. Return your application with the account number on the application.

WIRE Have your bank send your investment to Boston Safe Deposit and Trust Co., with these instructions:

* ABA# 011001234

* DDA# 046590


* EEC code 5660

* Discovery Fund


* the share class

* your account number

* name(s) of investor(s)

* dealer number if applicable

ELECTRONIC CHECK Same as wire, but before your account number insert "182" for Class A, "183" for Class B, "184" for Class C, "185" for Class R, or "186" for Class T.


TELETRANSFER Request TeleTransfer on your application. Call us to request your transaction.

           Automatically

   WITH AN INITIAL INVESTMENT  Indicate
on your application which automatic service(s) you want. Return your application with your investment.

ALL SERVICES Call us at 1-800-554-4611 or call your financial representative to request a form to add any automatic investing service (see "Services for Fund Shareholders"). Complete and return the form along with any other required materials.


TO SELL SHARES

Write a letter of instruction that includes:

* your name(s) and signature(s)

* your account number

* Discovery Fund

* the dollar amount you want to sell

* how and where to send the proceeds

Obtain a signature guarantee or other  documentation, if required (see page 10)

Mail your request to: Dreyfus Founders Funds, Inc. P.O. Box 6587, Providence, RI 02940-6587 Attn: Institutional Processing


TELETRANSFER Call us or your financial representative to request your transaction. Be sure the fund has your bank account information on file. Proceeds will be sent to your bank by electronic check.

AUTOMATIC WITHDRAWAL PLAN Call us or your financial representative to request a form to add the plan. Complete the form, specifying the amount and frequency of withdrawals you would like.

Be sure to maintain an account balance of $5,000 or more.

To open an account, make subsequent investments or sell shares, please contact your financial representative or call toll free in the U.S. 1-800-554-4611. Make checks payable to: DREYFUS FOUNDERS FUNDS, INC.

Key concepts

WIRE TRANSFER: for transferring money from one financial institution to another. Wiring is the fastest way to move money, although your bank may charge a fee to send or receive wire transfers. Wire transfers from the fund are subject to a $1,000 minimum.

ELECTRONIC CHECK: for transferring money out of a bank account. Your transaction is entered electronically, but may take up to eight business days to clear. Electronic checks usually are available without a fee at all Automated Clearing House (ACH) banks.

Your Investment

INSTRUCTIONS FOR IRAS

   TO OPEN AN ACCOUNT

            In Writing

   Complete an IRA application, making sure to specify the fund name and to indicate the year the contribution is for.

   Mail your application and a check to:
The Dreyfus Trust Company, Custodian P.O. Box 6427 Providence, RI 02940-6427
Attn: Institutional Processing

TO ADD TO AN ACCOUNT

Fill out an investment slip, and write your account number on your check. Indicate the year the contribution is for.

Mail the slip and the check to: The Dreyfus Trust Company, Custodian P.O. Box 6427 Providence, RI 02940-6427 Attn: Institutional Processing

           By Telephone

WIRE Have your bank send your investment to Boston Safe Deposit and Trust Co., with these instructions:

* ABA# 011001234

* DDA# 046590


* EEC code 5660

* Discovery Fund


* the share class * your account number

* name(s) of investor(s)

* the contribution year

* dealer number if applicable


ELECTRONIC CHECK Same as wire, but before your account number insert "182" for Class A, "183" for Class B, "184" for Class C, "185" for Class R, or "186" for Class T.


            Automatically

ALL SERVICES Call us or your financial representative to request a form to add any automatic investing service (see "Services for Fund Investors"). Complete and return the form along with any other required materials. All contributions will count as current year.

TO SELL SHARES

Write a letter of instruction that includes:

* your name and signature

* your account number

* Discovery Fund

* the dollar amount you want to sell

* how and where to send the proceeds

* whether the distribution is qualified or premature

* whether the 10% TEFRA should be withheld

Obtain a signature guarantee or other documentation, if required (see page 10).

Mail your request to: The Dreyfus Trust Company P.O. Box 6427, Providence, RI 02940-6427 Attn: Institutional Processing


SYSTEMATIC WITHDRAWAL PLAN Call us to request instructions to establish the plan.

For information and assistance, contact your financial representative or call toll free in the U.S. 1-800-554-4611. Make checks payable to: THE DREYFUS TRUST COMPANY, CUSTODIAN.

[APPLICATION P1]

[APPLICATION P2]

NOTES

For More Information

Dreyfus Founders Discovery Fund

A series of Dreyfus Founders Funds, Inc.
---------------------------------------

SEC file number:  811-01018

More information on this fund is available to you free of charge.

Annual/Semiannual Report

Annual and semiannual reports contain the fund's financial statements, portfolio holdings and historical performance. You will also find a discussion of the market conditions and investment strategies that significantly affected the fund's performance in these reports.

Statement of Additional Information (SAI)

A current SAI containing more detailed information about the fund and its policies has been filed with the Securities and Exchange Commission and is incorporated by reference and legally considered a part of this prospectus.

You can request copies of the annual and semiannual reports and the SAI, and obtain other information.

To obtain information:

BY TELEPHONE Call your financial representative or 1-800-554-4611

BY MAIL Write to: Dreyfus Founders Funds 144 Glenn Curtiss Boulevard Uniondale, NY 11556-0144

ON THE INTERNET Text-only versions of fund documents can be viewed online or downloaded from the Securities and Exchange Commission's Internet site at: http:
//www.sec.gov

BY MAIL OR IN PERSON from the Securities and Exchange Commission (you will pay a copying fee) Visit or write: SEC's Public Reference Section Washington, DC 20549-6009 1-800-SEC-0330

Dreyfus Founders Funds are managed by Founders Asset Management LLC.

Founders and Founders Funds are registered trademarks of Founders Asset Management LLC.

(c) 1999 Dreyfus Service Corporation
182P1299

Dreyfus Founders Focus Fund

Pursuing long-term growth of capital by investing in a concentrated portfolio of growth companies

PROSPECTUS December 31, 1999

CLASS A, B, C, R AND T SHARES


As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

The Fund

                                             Dreyfus Founders Focus Fund
                                       ---------------------------------

                                       Ticker Symbols      CLASS A:   N/A

                                                           CLASS B:   N/A

                                                           CLASS C:   N/A

                                                           CLASS R:   N/A

                                                           CLASS T:   N/A

Contents

The Fund
--------------------------------------------------------------------------------

Investment Approach                                                     119

Main Risks                                                              120

Past Performance                                                        120

Expenses                                                                121

More About Investment Objective,
Strategies and Risks                                                    123

Financial Highlights                                                    125

Management                                                              126

Your Investment
--------------------------------------------------------------------------------

Account Policies                                                        127

Distributions and Taxes                                                 131

Services for Fund Investors                                             132

Brokerage Allocation                                                    133

Instructions for Regular Accounts                                       134

Instructions for IRAs                                                   136

For More Information
--------------------------------------------------------------------------------

INFORMATION ON THE FUND' S RECENT STRATEGIES AND HOLDINGS CAN BE FOUND IN THE CURRENT ANNUAL/SEMIANNUAL REPORT. SEE BACK COVER.

INVESTMENT APPROACH


The fund seeks long-term growth of capital. To pursue this goal, the fund normally invests in a concentrated portfolio of twenty to thirty companies that are selected for their long-term growth potential. Although the fund can invest in any size company, it generally invests in larger, more established companies. The fund may invest up to 30% of its total assets in foreign securities, with no more than 25% in any one foreign country.

Founders Asset Management LLC (" Founders") manages the fund using a "growth style" of investing. Founders uses a consistent, "bottom-up" approach to build equity portfolios, searching one by one for companies whose fundamental strengths suggest the potential to provide superior earnings growth over time


Key concepts


The fund offers multiple classes of shares. This prospectus describes shares of Classes A, B, C, R and T. The fund's other class of shares, Class F, is offered by a separate prospectus and is generally available only to shareholders who continuously maintained an account with any Dreyfus Founders fund since December 30, 1999. All share classes of the fund invest in the same underlying portfolio of securities and have the same management team. However, because of different charges, fees and expenses, the performance of the fund's share classes will vary.

MAIN RISKS

The primary risks of investing in this fund are:

* Concentrated portfolio risk. Focus Fund is a "non-diversified" mutual fund, which means that it may own larger positions in a smaller number of securities than portfolios that are "diversified." This means that an increase or decrease in the value of a single security will likely have a greater impact on the fund's NAV and total return than in a diversified portfolio. As a result, while the fund may offer greater opportunity for higher investment returns, it also involves substantially greater risk of loss. The fund's share prices may also be more volatile than those of a diversified fund.


* Stock market risk. The value of the stocks and other securities owned by the fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. In addition, if Founders' assessment of a company's potential to increase earnings faster than the rest of the market is not correct, the securities in the portfolio may not increase in value, and could even decrease in value.


* Investment style risk. Market performance tends to be cyclical, and during various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the fund's growth style of investing, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

PAST PERFORMANCE

Focus Fund is a newly organized fund and has no historical performance as of the date of this prospectus.

What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

Key concepts

LARGE COMPANIES: companies that have market capitalizations of more than $8 billion. This range may, however, fluctuate depending on changes in the value of the stock market as a whole.

                                                               The Fund

EXPENSES

The following table will help you understand the various costs and expenses you will incur directly or indirectly as an investor in the fund.

* Each class of shares, other than Class R, has transaction fees. These transaction fees vary by class and also vary based on the length of time you hold shares in the fund and the amount of your investment.

* You will find details about reduced sales charges in the "Account Policies" section of this prospectus.

Fee table

                                                           CLASS A        CLASS B         CLASS C        CLASS R        CLASS T
---------------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION FEES (FEES PAID FROM YOUR ACCOUNT)

Maximum front-end sales charge on purchases

AS A % OF OFFERING PRICE                                    5.75            NONE           NONE           NONE           4.50

Maximum contingent deferred sales charge (CDSC)

AS A % OF PURCHASE OR SALE PRICE, WHICHEVER IS LESS         NONE*           4.00           1.00           NONE           NONE*

Maximum sales charge on reinvested
dividends/distributions                                     NONE            NONE           NONE           NONE           NONE
--------------------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES PAID FROM FUND ASSETS)

% OF AVERAGE DAILY NET ASSETS

Management fees                                             0.85            0.85           0.85           0.85           0.85

Rule 12b-1 fee                                              NONE            0.75           0.75           NONE           0.25

Shareholder services fee                                    0.25            0.25           0.25           NONE           0.25

Other expenses**                                            0.45            0.45           0.45           0.45           0.45
--------------------------------------------------------------------------------------------------------------------------------

TOTAL ANNUAL FUND OPERATING EXPENSES
(WITHOUT REIMBURSEMENTS/WAIVERS OR CREDITS)                 1.55            2.30           2.30           1.30           1.80

TOTAL ANNUAL FUND OPERATING EXPENSES
(WITH REIMBURSEMENTS/WAIVERS OR CREDITS)***                 1.50            2.25           2.25           1.25           1.75

* SHARES BOUGHT WITHOUT AN INITIAL SALES CHARGE AS PART OF AN INVESTMENT OF $1 MILLION OR MORE MAY BE CHARGED A CDSC OF 1.00% IF REDEEMED WITHIN ONE YEAR.

** "OTHER EXPENSES" ARE ESTIMATED FOR THE CURRENT FISCAL YEAR. THESE EXPENSES INCLUDE CUSTODIAN, TRANSFER AGENCY AND ACCOUNTING AGENT FEES, AND OTHER CUSTOMARY FUND EXPENSES.

*** EXPENSES AFTER REIMBURSEMENTS, WAIVERS AND CREDITS INCLUDE EXPENSE OFFSETS FROM CREDITS EARNED ON UNINVESTED CASH HELD OVERNIGHT AT THE CUSTODIAN. FURTHER, FOUNDERS HAS AGREED TO LIMIT THE TOTAL EXPENSES OF THE FUND PURSUANT TO A CONTRACTUAL COMMITMENT SO THAT "TOTAL ANNUAL FUND OPERATING EXPENSES (WITH REIMBURSEMENTS/ WAIVERS OR CREDITS)" WILL NOT EXCEED 1.50% FOR CLASS A, 2.25% FOR CLASSES B AND C, 1.25% FOR CLASS R AND 1.75% FOR CLASS T. THIS LIMIT WILL EXTEND THROUGH AT LEAST MAY 31, 2000 AND WILL NOT BE TERMINATED WITHOUT THE PRIOR APPROVAL OF THE FUND'S BOARD OF DIRECTORS.

Expense example

                            1 Year       3 Years
------------------------------------------------

CLASS A                     $724         $1,036

CLASS B
WITH REDEMPTION             $633         $1,018
WITHOUT REDEMPTION          $233           $718

CLASS C
WITH REDEMPTION             $333           $718
WITHOUT REDEMPTION          $233           $718

CLASS R                     $132           $412

CLASS T                     $625           $991

SINCE FOCUS FUND IS A NEW FUND, ITS ONE-YEAR AND THREE-YEAR COSTS ARE ESTIMATES

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. Because actual return and expenses will be different, the example is for comparison only.

Key concepts

MANAGEMENT FEE: a fee paid to Founders for managing the fund's portfolio.

RULE 12B-1 FEE: the fee paid to finance the sale and distribution of Class B, C and T shares. Because this fee is paid out of the fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

SHAREHOLDER SERVICES FEE: the fee paid to the fund's distributor for providing shareholder services to the holders of Class A, B, C and T shares.

CONTINGENT DEFERRED SALES CHARGE (CDSC): a back-end sales charge payable if shares are redeemed within a certain time period.

MORE ABOUT INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

This section discusses other investment strategies used by the fund and provides in more detail the risks associated with those strategies. Although Founders might not always use all of the different techniques and investments described below, some of these techniques are designed to help reduce investment or market risks. The Statement of Additional Information contains more detailed information about the fund's investment policies and risks.

Other portfolio investments and strategies

Fixed-income securities. While the fund generally emphasizes investments in equity securities, such as common stocks and preferred stocks, it may also invest in fixed-income securities when Founders believes these investments offer opportunities for capital appreciation. Fixed-income securities in which the fund might invest include bonds, debentures, and other corporate or government obligations.

ADRs. The fund may invest without limit in American Depositary Receipts and American Depositary Shares (collectively, "ADRs" ). ADRs are receipts representing shares of a foreign corporation held by a U.S. bank that entitle the holder to all dividends and capital gains on the underlying foreign shares. ADRs are denominated in U.S. dollars and trade in the U.S. securities markets.

ADRs are subject to some of the same risks as direct investments in foreign securities, including the risk that material information about the issuer may not be disclosed in the United States and the risk that currency fluctuations may adversely affect the value of the ADR.


Securities that are not readily marketable. The fund may invest up to 15% of its net assets in securities that are not "readily marketable." A security is not readily marketable if it cannot be sold within seven days in the ordinary course of business for approximately the amount it is valued.

A restricted security is one that has a contractual restriction on its resale or which cannot be sold publicly until it is registered with the Securities and Exchange Commission ("SEC"). Certain restricted securities are eligible for resale to qualified institutional purchasers (Rule 144A securities) and may be readily marketable. Rule 144A securities that are readily marketable are not subject to the 15% limit discussed above. Founders monitors holdings of 144A securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity. However, it is possible that the market for 144A securities can change, and it may become difficult to sell these securities, or to sell them at a reasonable price, if institutional purchasers lose interest in the investment.


Investments in illiquid securities, which may include restricted securities, involve certain risks to the extent that the fund may be unable to dispose of such a security at the time desired or at a reasonable price. In addition, in order to sell a restricted security, the fund might have to bear the expense and incur the delays associated with registering the shares with the SEC.

Hedging and derivative instruments. The fund can enter into futures contracts and forward contracts, and may purchase and/or write (sell) put and call options on securities, securities indexes, futures contracts, and foreign currencies. These are sometimes referred to as "derivative" instruments, since their values are derived from an underlying security, index, or other financial instrument. The fund may use derivative instruments to engage in hedging strategies but does not use them for speculative purposes. The fund has limits on the use of derivatives and is not required to use them in seeking its investment objective

Some of these strategies may hedge the fund' s portfolio against price fluctuations. Other hedging strategies, such as buying futures and call options, would tend to increase the fund's exposure to the securities market. Forward contracts may be used to try to manage foreign currency risks on the fund's foreign investments. Option trading involves the payment of premiums and has special tax effects on the fund.

                                                                       The Fund

There are special risks in using particular hedging strategies. Using derivatives can cause the fund to lose money on its investments and/or increase the volatility of its share prices. In addition, the successful use of derivatives draws upon skills and experience that are different from those needed to select the other securities in which the fund invests. Should interest rates or the prices of securities or financial indexes move in an unexpected manner, the fund may not achieve the desired benefit of these instruments, or may realize losses and be in a worse position than if the instruments had not been used. The fund could also experience losses if the prices of its derivative positions were not correlated with its other investments or if it could not close out a position because of an illiquid market.

The fund' s investments in derivatives are subject to the fund's Internal Derivatives Policy, which may be changed without shareholder approval.

Temporary defensive investments. In times of unstable or adverse market or economic conditions, up to 100% of the fund' s assets can be invested in temporary defensive instruments in an effort to enhance liquidity or preserve capital. Temporary defensive investments generally would include cash, cash equivalents such as commercial paper, money market instruments, short-term debt securities, U.S. government securities, or repurchase agreements. The fund also could hold these types of securities pending the investment of proceeds from the sale of fund shares or portfolio securities, or to meet anticipated redemptions of fund shares. To the extent the fund invests defensively in these securities, it might not achieve its investment objective.

Portfolio  turnover.  The fund does not have any limitations regarding portfolio turnover.  The  fund  may  engage  in  short-term  trading to try to achieve its objective and may have portfolio turnover rates in excess of 100%. A portfolio turnover rate of 100% is equivalent to the fund buying and selling all of the securities in its portfolio once during the course of a year. The portfolio turnover rate of the fund may be higher than some other mutual funds with the same investment objective. Higher portfolio turnover rates increase the brokerage costs the fund pays and may adversely affect its performance. If the fund realizes capital gains when it sells portfolio investments, it generally must pay those gains out to shareholders, increasing their taxable distributions. This may adversely affect the after-tax performance of the fund for shareholders with taxable accounts.

More about risk

Like all investments in securities, you risk losing money by investing in the fund. The fund's investments are subject to changes in their value from a number of factors.

* Company risk. The stocks in the fund' s portfolio may not perform as expected. Other factors can affect a particular stock' s price, such as poor earnings reports by the issuer, loss of major customers or management team members, major litigation against the issuer, or changes in government regulations affecting the issuer or its industry.

*    Opportunity  risk.  There  is the  risk  of  missing  out on an  investment
     opportunity   because  the  assets  necessary  to  take  advantage  of  the opportunity are held in other investments.

* Risk of fixed-income investments. The fund's investments in fixed-income securities are subject to interest rate risk and credit risk.

* Interest rate risk. When interest rates change, the value of the fixed-income portion of the fund will be affected. An increase in interest rates tends to reduce the market value of debt securities, while a decline in interest rates tends to increase their values.

* Credit risk. The value of the debt securities held by the fund fluctuates with the credit quality of the issuers of those securities. Credit risk relates to the ability of the issuer to make payments of principal and interest when due, including default risk.

FINANCIAL HIGHLIGHTS

As a new fund, financial highlights information is not available for the fund as of the date of this prospectus.

*    Foreign   investment  risk.   Investments  in  foreign  securities  involve
     different risks than U.S. investments. These risks include:

* Currency risk. Fluctuations in exchange rates of foreign currencies affect the value of a fund's assets as measured in U.S. dollars and the costs of converting between various currencies.

* Regulatory risk. There may be less governmental supervision of foreign stock exchanges, securities brokers, and issuers of securities, and less public information about foreign companies. Also, accounting, auditing, and financial reporting standards are less uniform than in the United States. Exchange control regulations or currency restrictions could prevent cash from being brought back to the United States. The funds may be subject to withholding taxes and could experience difficulties in pursuing legal remedies and collecting judgments.

* Market risk. Foreign markets have substantially less volume than U.S. markets, and are not generally as liquid as, and may be more volatile than, those in the United States. Brokerage commissions and other transaction costs are generally higher than in the United States, and settlement periods are longer.

* Political risk. Foreign investments may be subject to expropriation or confiscatory taxation; limitations on the removal of funds or other assets of the fund; and political, economic or social instability.


* Year 2000 risk. The fund could be adversely affected if the computer systems used by Founders and the fund's other service providers do not properly process and calculate date-related information on or after January 1, 2000. Founders is working to avoid year 2000-related problems in its systems and to obtain assurances from other service providers that they are taking similar steps. In addition, issuers of securities in which the fund invests may be adversely affected by year 2000-related problems. This could have an impact on the value of the fund's investments and the fund's share prices.


                                                                       The Fund

MANAGEMENT

Founders serves as investment adviser to the fund and is responsible for selecting the fund's investments and handling its day-to-day business. Founders' corporate offices are located at 2930 East Third Avenue, Denver, Colorado 80206


Founders and its predecessor companies have operated as investment advisers since 1938. Founders also serves as investment adviser to the other series funds of Dreyfus Founders Funds, Inc. (the "company"), as well as serving as adviser or sub-adviser to a number of other investment companies and private accounts. Founders is the growth specialist affiliate of The Dreyfus Corporation, a leading mutual fund complex with more than $118 billion in its mutual fund portfolios as of September 30, 1999. Founders and Dreyfus are subsidiaries of Mellon Financial Corporation, a broad-based global financial services company.


In addition to managing the fund's investments, Founders also provides certain related administrative services to the fund. For these investment and administrative services, the fund pays Founders a management fee. Focus Fund began operations December 31, 1999. The management fee schedule for Focus Fund is 0.85% on the first $250 million of the fund's average daily net assets, 0.80% of the next $250 million, and 0.75% on average daily net assets in excess of $500 million.


To facilitate day-to-day fund management, Founders uses a lead manager and team system. Each team is composed of members of the investment department, including lead portfolio managers, portfolio traders and research analysts. Each individual offers ideas, information, knowledge and expertise to assist in the management of the fund. Daily decisions on security selection for the fund are made by the lead portfolio manager. Through participation in the team process, the manager uses the input, research and advice of the rest of the management team in making purchase and sale decisions.

Scott A. Chapman, vice president of investments, chartered financial analyst and Founders' director of research, has been portfolio manager of the fund since December 1999. Mr. Chapman has also been a co-portfolio manager of Dreyfus Founders Growth Fund since December 1998, and the domestic portion of Dreyfus Founders Worldwide Growth Fund since July 1999. Mr. Chapman also serves as portfolio manager for The Dreyfus Corporation.

Mr. Chapman was formerly vice president and director of growth strategy for HighMark Capital Management, Inc., a subsidiary of Union BanCal Corporation. He has more than 10 years' experience in equity investment management, including security analysis positions with McCullough, Andrews & Cappiello and Cooper Development Co. Mr. Chapman received a bachelor of science degree in accounting from Santa Clara University and an MBA in finance from Golden Gate University.

Founders has a personal securities trading policy (the "Policy") which restricts the personal securities transactions of its employees. Its primary purpose is to ensure that personal trading by Founders employees does not disadvantage any Founders-managed fund. Founders portfolio managers and other investment personnel who comply with the Policy's preclearance and disclosure procedures may be permitted to purchase, sell or hold certain types of securities which also may be or are held in the fund(s) they advise.

                                                                Your Investment

ACCOUNT POLICIES


You will need to choose a share class before making an initial investment. Selecting a class in which to invest depends on a number of factors, including the amount and intended length of your investment. In making your choice, you should weigh the impact of all potential costs over the length of your investment, including sales charges and annual fees. For example, in some instances, it can be more economical to pay an initial sales charge than to choose a class with no initial sales charge but with higher annual fees and a
contingent    deferred    sales    charge    (CDSC)   .


In selecting a class, consider the following:

* Class A shares may be appropriate if you prefer to pay the fund's sales charge when you purchase shares rather than upon the sale of your shares, if you want to take advantage of the reduced sales charges available on larger investments, and/or if you have a longer-term investment horizon. Class A shares have no Rule 12b-1 fee.

* Class B shares may be appropriate if you wish to avoid a front-end sales charge, if you want to put 100% of your investment dollars to work immediately, and/or if you have a longer-term investment horizon. Class B shares convert automatically to Class A shares after the Class B shares are held for six years.

* Class C shares may be appropriate if you wish to avoid a front-end sales charge, if you want to put 100% of your investment dollars to work immediately, and/or if you have a shorter-term investment horizon.

* Class R shares are designed for eligible institutions on behalf of their clients. Individuals may not purchase these shares directly.

* Class T shares may be appropriate if you prefer to pay the fund's sales charge when you purchase shares rather than upon the sale of your shares, if you want to take advantage of the reduced sales charges available on larger investments, and if you have a shorter-term investment horizon.


Two ways to reduce sales charges

LETTER OF INTENT: if you agree to purchase at least $50,000 of the fund's shares (or any other Dreyfus Founders and Dreyfus Premier fund sold with a sales charge) over a 13-month period, you pay a reduced sales charge as if you had invested the full amount all at once.


RIGHT OF ACCUMULATION: allows you to combine your investment in this fund with all your existing investments in any other Dreyfus Founders and Dreyfus Premier fund sold with a sales charge to determine whether you meet the threshold for reduced sales charges.

CONSULT THE STATEMENT OF ADDITIONAL INFORMATION (SAI) OR YOUR FINANCIAL REPRESENTATIVE FOR MORE DETAILS.

Third-party investments

The classes of the fund offered by this prospectus are designed primarily for investors who are investing through a third party, such as a bank, broker-dealer or financial adviser, or in a 401(k) or other retirement plan. When you open a fund account with these third parties, they may impose policies, limitations and fees which are different from, or in addition to, those described in this prospectus.

                                                                Your Investment

Share class charges

Each share class has its own fee structure. In some cases, you may not have to pay a sales charge to buy or sell shares. Consult your financial representative or the SAI to see whether this may apply to you. Because Class A has lower expenses than Class T, you should consider buying Class A shares if you plan to invest $1 million or more in the fund.
--------------------------------------------------------------------------------

Sales charges

CLASS A AND CLASS T -- CHARGED WHEN YOU BUY SHARES

                                                     Sales charge                               Sales charge
                                                     deducted as a %                            as a % of your
Your investment                                      of offering price                          net investment
---------------------------------------------------------------------------------------------------------------------------------

                                                     Class               Class                  Class               Class
                                                     A                   T                      A                   T
---------------------------------------------------------------------------------------------------------------------------------
Up to $49,999                                        5.75%               4.50%                  6.10%               4.70%

$50,000 -- $99,999                                   4.50%               4.00%                  4.70%               4.20%

$100,000 -- $249,999                                 3.50%               3.00%                  3.60%               3.10%

$250,000 -- $499,999                                 2.50%               2.00%                  2.60%               2.00%

$500,000 -- $999,999                                 2.00%               1.50%                  2.00%               1.50%

$1 million or more*                                  0.00%               0.00%                  0.00%               0.00%

* A 1.00% CDSC may be charged on any shares sold within one year of purchase (except shares bought through reinvestment of dividends).

Class A shares also carry an annual shareholder services fee of 0.25% of the class's average daily net assets.

Class T shares  also carry an annual  Rule 12b-1 fee of 0.25% and a  shareholder
services   fee  of   0.25%   of  the   class's   average   daily   net   assets.

--------------------------------------------------------------------------------

CLASS B -- CHARGED WHEN YOU SELL SHARES

                                    CDSC as a % of your initial
Time since                          investment or your redemption
your initial purchase               (whichever is less)
--------------------------------------------------------------------------------

Up to 2 years                       4.00%

2 -- 4 years                        3.00%

4 -- 5 years                        2.00%

5 -- 6 years                        1.00%

More than 6 years                   Shares will automatically convert
                                    to Class A, which has no CDSC

Class B shares also carry an annual Rule 12b-1 fee of 0.75% and a shareholder services fee of 0.25% of the class's average daily net assets.

--------------------------------------------------------------------------------

CLASS C -- CHARGED WHEN YOU SELL SHARES

A 1.00% CDSC is imposed on redemptions made within the first year of purchase. Class C shares also carry an annual Rule 12b-1 fee of 0.75% and a shareholder services fee of 0.25% of the class's average daily net assets.
--------------------------------------------------------------------------------

CLASS R -- NO SALES CHARGE, RULE 12B-1 FEE OR SHAREHOLDER SERVICES FEE

Buying shares

The net asset value (NAV) of each class is generally calculated as of the close of regular trading on the New York Stock Exchange ("NYSE") (usually 4:00 p.m. Eastern time) every day the NYSE is open. Your order will be priced at the next NAV calculated after your order is accepted by the fund's transfer agent or other authorized entity. NAV is not calculated, and you may not conduct fund transactions, on days the NYSE is closed (generally weekends and New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day). However, the fund may conduct portfolio transactions on those days, particularly in foreign markets, which may affect the value of fund shares on days when you are not able
to    purchase,    exchange    or    redeem    shares.
--------------------------------------------------------------------------------

Minimum investments

Account type                       Initial            Additional
--------------------------------------------------------------------------------

REGULAR ACCOUNTS                   $1,000             $100; $500 FOR
                                                      TELETRANSFER INVESTMENTS

TRADITIONAL IRAS                   $750               NO MINIMUM

SPOUSAL IRAS                       $750               NO MINIMUM

ROTH IRAS                          $750               NO MINIMUM

EDUCATION IRAS                     $500               NO MINIMUM
                                                      AFTER THE FIRST YEAR

AUTOMATIC                          $100               $100
INVESTMENT PLANS

All investments must be in U.S. dollars. Third-party checks cannot be accepted. You may be charged a fee for any check that does not clear. Maximum TeleTransfer purchase is $150,000 per day.

The fund' s investments are valued based on market value or, where market quotations are not readily available, on fair value as determined in good faith by the company' s board of directors (" board"), or pursuant to procedures approved by the board.

Orders to buy and sell shares received by dealers by the close of trading on the NYSE and transmitted to the distributor or its designee by the close of its business day (normally 5: 15 p.m. Eastern time) will be based on the NAV determined as of the close of trading on the NYSE that day.

Selling shares

You may sell (redeem) shares at any time. Your shares will be sold at the next NAV calculated after your order is accepted by the company's transfer agent or other authorized entity. Your order will be processed promptly, and you will generally receive the proceeds within a week.

To keep your CDSC as low as possible, each time you request to sell shares, the fund will first sell shares that are not subject to a CDSC, and then sell those subject to the lowest charge. The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on shares you acquired by reinvesting your dividends. There are certain instances when you may qualify to have the CDSC waived. Consult the SAI for details.

Before selling recently purchased shares, please note that if the fund has not yet collected payment for the shares you are selling, it may delay sending the proceeds until it has collected payment.

General policies

If your account falls below $500, you may be asked to increase your balance. If it is still below $500 after 30 days, the fund may close your account and send you the proceeds to the address on record.

Unless you decline telephone privileges on your application, you may be responsible for any fraudulent telephone orders as long as reasonable measures were taken to verify the order.

The fund reserves the right to:

* refuse any purchase or exchange request that could adversely affect the fund or its operations, including those from any individual or group that, in the fund' s view, is likely to engage in excessive trading (usually defined as more than four exchanges out of the fund within a calendar year).

* refuse any purchase or exchange request in excess of 1% of the fund's total assets.

* change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions.

*    change its minimum investment amounts.

* delay sending out redemption proceeds for up to seven days (generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions).

The fund also reserves the right to make a "redemption in kind" -- payment in portfolio securities rather than cash -- if the amount you are redeeming is large enough to affect fund operations. This right may be exercised only if the amount of your redemptions exceeds the lesser of $250,000 or 1% of the fund's net assets in any 90-day period.

Written sell orders

Some circumstances require written sell orders along with signature guarantees. These include:

* amounts of $10,000 or more on accounts whose address has been changed within the last 30 days

*    requests to send the proceeds to a different payee or address

*    written sell orders of $100,000 or more

A SIGNATURE GUARANTEE helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. For joint accounts, each signature must be guaranteed. Please call 1-800-554-4611 if you have questions about obtaining a signature guarantee.

Key concepts

NET ASSET VALUE (NAV): the market value of one fund share, computed by dividing the total net assets of a fund class by its shares outstanding. The fund's Class A and Class T shares are offered to the public at NAV plus a sales charge. Classes B, C, and R are offered at NAV, but Classes B and C are subject to higher annual operating expenses and a CDSC.

DISTRIBUTIONS AND TAXES

The fund intends to distribute net realized investment income and any net realized capital gains on an annual basis each December. From time to time, the
fund   may   make   distributions   in   addition  to  those  described  above.

Each share class will generate a different distribution because each has different expenses. Your distributions will be reinvested in the fund unless you instruct the fund otherwise. There are no fees or sales charges on reinvestments.

Fund dividends and distributions are taxable to most investors (unless your investment is in an IRA or other tax-advantaged account). The tax status of any distribution is the same regardless of how long you have been in the fund and whether you reinvest your distributions or receive them in cash. In general, distributions are federally taxable as follows:
--------------------------------------------------------------------------------

Taxability of distributions

Type of                       Tax rate for          Tax rate for

distribution                  15% bracket           28% bracket or above
--------------------------------------------------------------------------------

INCOME                        ORDINARY              ORDINARY
DIVIDENDS                     INCOME RATE           INCOME RATE

SHORT-TERM                    ORDINARY              ORDINARY
CAPITAL GAINS                 INCOME RATE           INCOME RATE

LONG-TERM
CAPITAL GAINS                 10%                   20%

Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

SERVICES FOR FUND INVESTORS

Automatic services

Buying or selling shares automatically is easy with the services described below. With each service, you may select a schedule and amount, subject to certain restrictions. You can set up most of these services with your application, or by calling your financial representative or 1-800-554-4611.
--------------------------------------------------------------------------------

For investing


AUTOMATIC                       For making automatic investments
ASSET BUILDER(R)                from a designated bank account.

PAYROLL                         For making automatic investments
SAVINGS PLAN                    through payroll deduction.

GOVERNMENT                      For making automatic investments
DIRECT DEPOSIT                  from your federal employment,
PRIVILEGE                       Social Security or other regular
                                federal government check.

DIVIDEND                        For automatically reinvesting the
SWEEP                           dividends and distributions from
                                one fund into another
                                (not available for IRAs).
--------------------------------------------------------------------------------

For exchanging shares

AUTO-EXCHANGE                   For making regular exchanges
PRIVILEGE                       from one fund into another.
--------------------------------------------------------------------------------

For selling shares

AUTOMATIC                       For making regular withdrawals
WITHDRAWAL PLAN                 from most funds. There is no CDSC on Class B
shares, as long as the amounts withdrawn do not exceed 12% annually of the account value at the time the shareholder elects to participate in the plan.


Taxes on transactions

Except for tax-advantaged accounts, any sale or exchange of fund shares may generate a tax liability. Withdrawals or distributions from tax-deferred accounts are taxable when received.

The table above also can provide a guide for potential tax liability when selling or exchanging fund shares. "Short-term capital gains" applies to fund shares sold or exchanged up to 12 months after buying them. "Long-term capital gains" applies to shares sold or exchanged after 12 months.

Exchange privilege

You can exchange shares worth $500 or more (no minimum for retirement accounts) from one class of the fund into the same class of another Dreyfus Founders fund or Dreyfus Premier fund. You can also exchange Class T shares into Class A shares of certain Dreyfus Premier fixed-income funds. You can request your exchange in writing or by phone, or by contacting your financial representative. Be sure to read the current prospectus for any fund into which you are exchanging before investing. Any new account established through an exchange generally has the same privileges as your original account (as long as they are available) . There is currently no fee for exchanges, although you may have to pay an additional sales charge when exchanging into any fund that has a higher
sales    charge.

Money market exchange privilege

As a convenience, the fund' s shareholders may exchange all or part of their investment in the fund for shares of Dreyfus Worldwide Dollar Money Market Fund, Inc., without paying a CDSC. The Dreyfus Worldwide Dollar Money Market Fund is a money market fund advised by The Dreyfus Corporation that invests in a diversified portfolio of high-quality money market instruments. The shares of Dreyfus Worldwide Dollar Money Market Fund are not offered by this prospectus. Please contact your financial representative or call 1-800-554-4611 to request a copy of the current Dreyfus Worldwide Dollar Money Market Fund prospectus. Please be sure to read that prospectus carefully before investing in that fund.

TeleTransfer privilege

To move money between your bank account and your mutual fund account with a phone call, use the TeleTransfer privilege. You can set up TeleTransfer on your account by providing bank account information and by following the instructions on your application, or by contacting your financial representative.

Reinvestment privilege

Upon written request, you can reinvest up to the number of Class A, B or T shares you redeemed within 45 days of selling them at the current share price without any sales charge. If you paid a CDSC, it will be credited back to your account. This privilege may be used only once.

Account statements

Every fund shareholder automatically receives regular account statements. You will also be sent an annual statement detailing the tax characteristics of any dividends and distributions you have received.

Brokerage allocation

Subject to the policy of seeking the best execution of orders at the most favorable prices, sales of fund shares may be considered as a factor in the selection of brokerage firms to execute fund portfolio transactions. The SAI further explains the selection of brokerage firms.

                                                                Your Investment

REGULAR ACCOUNTS

INSTRUCTIONS FOR REGULAR ACCOUNTS

INSTRUCTIONS FOR  TO OPEN AN ACCOUNT

            In Writing

   Complete the application.

   Mail your application and a check to:
   Dreyfus Founders Funds, Inc.
   Focus Fund
   P.O. Box 6587
   Providence, RI 02940-6587
   Attn: Institutional Processing

TO ADD TO AN ACCOUNT

Fill out an investment slip, and write your account number on your check.

Mail the slip and the check to: Dreyfus Founders Funds, Inc. Focus Fund P.O. Box 6587 Providence, RI 02940-6587 Attn: Institutional Processing

           By Telephone

   WIRE  Have your bank send your
investment to Boston Safe Deposit and Trust Co., with these instructions:

   * ABA# 011001234

   * DDA# 046590


   * EEC code 5660

   * Focus Fund


   * the share class

   * your Social Security or tax ID number

   * name(s) of investor(s)

   * dealer number if applicable

   Call us to obtain an account number. Return your application with the account number on the application.

WIRE Have your bank send your investment to Boston Safe Deposit and Trust Co., with these instructions:

* ABA# 011001234

* DDA# 046590


* EEC code 5660

* Focus Fund


* the share class

* your account number

* name(s) of investor(s)

* dealer number if applicable

ELECTRONIC CHECK Same as wire, but before your account number insert "201" for Class A, "202" for Class B, "203" for Class C, "204" for Class R, or "205" for Class T.


TELETRANSFER Request TeleTransfer on your application. Call us to request your transaction.

           Automatically

   WITH AN INITIAL INVESTMENT  Indicate
on your application which automatic service(s) you want. Return your application with your investment.

ALL SERVICES Call us at 1-800-554-4611 or call your financial representative to request a form to add any automatic investing service (see "Services for Fund Shareholders"). Complete and return the form along with any other required materials.


TO SELL SHARES

Write a letter of instruction that includes:

* your name(s) and signature(s)

* your account number

* Focus Fund

* the dollar amount you want to sell

* how and where to send the proceeds

Obtain a signature guarantee or other  documentation, if required (see page 9).

Mail your request to: Dreyfus Founders Funds, Inc. P.O. Box 6587 Providence, RI 02940-6587 Attn: Institutional Processing


TELETRANSFER Call us or your financial representative to request your transaction. Be sure the fund has your bank account information on file. Proceeds will be sent to your bank by electronic check.

AUTOMATIC WITHDRAWAL PLAN Call us or your financial representative to request a form to add the plan. Complete the form, specifying the amount and frequency of withdrawals you would like.

Be sure to maintain an account balance of $5,000 or more.

To open an account, make subsequent investments or sell shares, please contact your financial representative or call toll free in the U.S. 1-800-554-4611. Make checks payable to: DREYFUS FOUNDERS FUNDS, INC.

Key concepts

WIRE TRANSFER: for transferring money from one financial institution to another. Wiring is the fastest way to move money, although your bank may charge a fee to send or receive wire transfers. Wire transfers from the fund are subject to a $1,000 minimum.

ELECTRONIC CHECK: for transferring money out of a bank account. Your transaction is entered electronically, but may take up to eight business days to clear. Electronic checks usually are available without a fee at all Automated Clearing House (ACH) banks.

INSTRUCTIONS FOR IRAS

   TO OPEN AN ACCOUNT

            In Writing

   Complete an IRA application, making sure to specify the fund name and to indicate the year the contribution is for.

   Mail your application and a check to:
The Dreyfus Trust Company, Custodian P.O. Box 6427 Providence, RI 02940-6427
Attn: Institutional Processing

TO ADD TO AN ACCOUNT

Fill out an investment slip, and write your account number on your check. Indicate the year the contribution is for.

Mail the slip and the check to: The Dreyfus Trust Company, Custodian P.O. Box 6427 Providence, RI 02940-6427

Attn: Institutional Processing

           By Telephone

WIRE Have your bank send your investment to Boston Safe Deposit and Trust Co., with these instructions:

* ABA# 011001234

* DDA# 046590


* EEC code 5660

* Focus Fund


* the share class * your account number

* name(s) of investor(s)

* the contribution year

* dealer number if applicable


ELECTRONIC CHECK Same as wire, but before your account number insert "201" for Class A, "202" for Class B, "203" for Class C, "204" for Class R, or "205" for Class T.


            Automatically

ALL SERVICES Call us or your financial representative to request a form to add any automatic investing service (see "Services for Fund Investors"). Complete and return the form along with any other required materials. All contributions will count as current year.

TO SELL SHARES

Write a letter of instruction that includes:

* your name and signature

* your account number

* Focus Fund

* the dollar amount you want to sell

* how and where to send the proceeds

* whether the distribution is qualified or premature

* whether the 10% TEFRA should be withheld

Obtain a signature guarantee or other documentation, if required (see page 9).

Mail your request to: The Dreyfus Trust Company P.O. Box 6427 Providence, RI 02940-6427 Attn: Institutional Processing


SYSTEMATIC WITHDRAWAL PLAN Call us to request instructions to establish the plan.

For information and assistance, contact your financial representative or call toll free in the U.S. 1-800-554-4611. Make checks payable to: THE DREYFUS TRUST COMPANY, CUSTODIAN.

                                                                Your Investment

NOTES

NOTES

                                                           For More Information

Dreyfus Founders Focus Fund

A series of Dreyfus Founders Funds, Inc.
---------------------------------------

SEC file number:  811-01018

More information on this fund is available to you free of charge.

Annual/Semiannual Report

Annual and semiannual reports contain the fund's financial statements, portfolio holdings and historical performance. You will also find a discussion of the market conditions and investment strategies that significantly affected the fund's performance in these reports.

Statement of Additional Information (SAI)

A current SAI containing more detailed information about the fund and its policies has been filed with the Securities and Exchange Commission and is incorporated by reference and legally considered a part of this prospectus

You can request copies of the annual and semiannual reports and the SAI, and obtain other information.

To obtain information:

BY TELEPHONE Call your financial representative or 1-800-554-4611

BY MAIL Write to: Dreyfus Founders Funds 144 Glenn Curtiss Boulevard Uniondale, NY 11556-0144

ON THE INTERNET Text-only versions of fund documents can be viewed online or downloaded from the Securities and Exchange Commission's Internet site at: http:
//www.sec.gov

BY MAIL OR IN PERSON from the Securities and Exchange Commission (you will pay a copying fee) Visit or write: SEC's Public Reference Section Washington, DC 20549-6009 1-800-SEC-0330

Dreyfus Founders Funds are managed by Founders Asset Management LLC.

Founders and Founders Funds are registered trademarks of Founders Asset Management LLC.

(c) 1999 Dreyfus Service Corporation
201P1299

Dreyfus Founders Growth Fund

Pursuing long-term growth of capital through investments in growth companies

PROSPECTUS December 31, 1999

CLASS A, B, C, R AND T SHARES


As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

The Fund

      Dreyfus Founders Growth Fund
      -------------------------------------

                                       Ticker Symbols      CLASS A: FRGDX

                                                           CLASS B: FRGEX

                                                           CLASS C: FRGFX

                                                           CLASS R: FRGYX

                                                           CLASS T: FRGZX

Contents

The Fund
--------------------------------------------------------------------------------

Investment Approach                                                     142

Main Risks                                                              143

Past Performance                                                        143

Expenses                                                                144

More About Investment Objective,
Strategies and Risks                                                    146

Management                                                              149

Financial Highlights                                                    150

Your Investment
--------------------------------------------------------------------------------

Account Policies                                                        151

Distributions and Taxes                                                 155

Services for Fund Investors                                             156

Brokerage Allocation                                                    157

Instructions for Regular Accounts                                       158

Instructions for IRAs                                                   160

For More Information
--------------------------------------------------------------------------------

INFORMATION ON THE FUND'S RECENT STRATEGIES AND HOLDINGS CAN BE FOUND IN THE CURRENT ANNUAL/SEMIANNUAL REPORT. SEE BACK COVER.

INVESTMENT APPROACH

The fund seeks long-term growth of capital. To pursue this goal, the fund normally invests at least 65% of its total assets in common stocks of well-established, high-quality growth companies. These companies tend to have strong performance records, solid market positions, reasonable financial strength, and continuous operating records of three years or more. The fund may also invest up to 30% of its total assets in foreign securities, with no more than 25% invested in any one foreign country.


Founders Asset Management LLC ("Founders") manages the fund using a "growth style" of investing. Founders uses a consistent, "bottom-up" approach to build equity portfolios, searching one by one for companies whose fundamental strengths suggest the potential to provide superior earnings growth over time.


Key concepts


The fund offers multiple classes of shares. This prospectus describes shares of Classes A, B, C, R and T. The fund's other class of shares, Class F, is offered by a separate prospectus and is generally available only to shareholders who continuously maintained an account with any Dreyfus Founders fund since December 30, 1999. All share classes of the fund invest in the same underlying portfolio of securities and have the same management team. However, because of different charges, fees and expenses, the performance of the fund's share classes will vary.

MAIN RISKS

The primary risks of investing in this fund are:


* STOCK MARKET RISK. The value of the stocks and other securities owned by the fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. In addition, if Founders' assessment of a company's potential to increase earnings faster than the rest of the market is not correct, the securities in the portfolio may not increase in value, and could even decrease in value.


* INVESTMENT STYLE RISK. Market performance tends to be cyclical, and during various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the fund's growth style of investing, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

PAST PERFORMANCE

The following information provides an indication of the risks of investing in the fund by showing how the performance of the fund's Class F shares has varied from year to year and by comparing this information to a broad measure of market performance. Performance figures reflect the reinvestment of dividends. Past performance is no guarantee of future results.

Class A, B, C, R and T shares are new, and past performance is not available for those classes as of the date of this prospectus. Performance for these share classes will vary from, and may be lower than, the performance of Class F shares due to differences in sales charges and expenses.
--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)

CLASS F SHARES

[EXHIBIT A]

BEST QUARTER:                    Q4 '98                         +21.11%

WORST QUARTER:                   Q3 '90                         -14.83%

THE YEAR-TO-DATE TOTAL RETURN FOR THE FUND'S CLASS F SHARES AS OF SEPTEMBER 30, 1999 WAS 5.54%.
--------------------------------------------------------------------------------

Average annual total returns AS OF 12/31/98

                                 1 Year     5 Years     10 Years
----------------------------------------------------------------

GROWTH FUND*
CLASS F                          25.04%      21.02%       20.30%

S&P 500 INDEX                    28.57%      24.05%       19.19%

* INCEPTION DATE 1/5/62.

THE S&P 500 INDEX IS THE STANDARD & POOR'S COMPOSITE INDEX OF 500 STOCKS, A WIDELY RECOGNIZED, UNMANAGED INDEX OF COMMON STOCKS.

Key concepts

GROWTH STOCK: stock of a corporation that has exhibited faster-than-average gains in earnings over the last few years and is expected to continue to show high levels of profit growth.

"BOTTOM-UP" APPROACH: analyzing the fundamentals of individual companies rather than focusing on broader market or sector themes.

What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

The Fund

EXPENSES

The following table will help you understand the various costs and expenses you will incur directly or indirectly as an investor in the fund.

* Each class of shares, other than Class R, has transaction fees. These transaction fees vary by class and also vary based on the length of time you hold shares in the fund and the amount of your investment.

* You will find details about reduced sales charges in the "Account Policies" section of this prospectus.

Fee table

                                                              CLASS A        CLASS B         CLASS C        CLASS R        CLASS T
------------------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION FEES (FEES PAID FROM YOUR ACCOUNT)

Maximum front-end sales charge on purchases

AS A % OF OFFERING PRICE                                      5.75            NONE           NONE           NONE           4.50

Maximum contingent deferred sales charge (CDSC)

AS A % OF PURCHASE OR SALE PRICE, WHICHEVER IS LESS           NONE*           4.00           1.00           NONE           NONE*

Maximum sales charge on reinvested
dividends/distributions                                       NONE            NONE           NONE           NONE           NONE
------------------------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES PAID FROM FUND ASSETS)

% OF AVERAGE DAILY NET ASSETS

Management fees                                               0.67            0.67           0.67           0.67           0.67

Rule 12b-1 fee                                                NONE            0.75           0.75           NONE           0.25

Shareholder services fee                                      0.25            0.25           0.25           NONE           0.25

Other expenses**                                              0.16            0.16           0.16           0.16           0.16
------------------------------------------------------------------------------------------------------------------------------------

TOTAL ANNUAL FUND OPERATING EXPENSES (WITHOUT CREDITS)        1.08            1.83           1.83           0.83           1.33

TOTAL ANNUAL FUND OPERATING EXPENSES (WITH CREDITS)***        1.06            1.81           1.81           0.81           1.31

* SHARES BOUGHT WITHOUT AN INITIAL SALES CHARGE AS PART OF AN INVESTMENT OF $1 MILLION OR MORE MAY BE CHARGED A CDSC OF 1.00% IF REDEEMED WITHIN ONE YEAR.

** "OTHER EXPENSES" ARE ESTIMATED FOR THE CURRENT FISCAL YEAR BASED ON EXPENSES FOR CLASS F SHARES FOR THE FUND'S LAST FISCAL YEAR. THESE EXPENSES INCLUDE CUSTODIAN, TRANSFER AGENCY AND ACCOUNTING AGENT FEES, AND OTHER CUSTOMARY FUND EXPENSES.

*** EXPENSES AFTER CREDITS INCLUDE EXPENSE OFFSETS FROM CREDITS EARNED ON UNINVESTED CASH HELD OVERNIGHT AT THE CUSTODIAN.

Expense example

                          1 Year     3 Years     5 Years     10 Years
---------------------------------------------------------------------

CLASS A                     $679        $899      $1,136       $1,816

CLASS B
WITH REDEMPTION             $586        $876      $1,190       $1,771*
WITHOUT REDEMPTION          $186        $576        $990       $1,771*

CLASS C
WITH REDEMPTION             $286        $576        $990       $2,148
WITHOUT REDEMPTION          $186        $576        $990       $2,148

CLASS R                      $85        $265        $460       $1,025

CLASS T                     $579        $852      $1,146       $1,979

* ASSUMES CONVERSION OF CLASS B TO CLASS A AT END OF THE SIXTH YEAR FOLLOWING THE DATE OF PURCHASE.

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. Because actual return and expenses will be different, the example is for comparison only.

Key concepts

MANAGEMENT FEE: a fee paid to Founders for managing the fund's portfolio.

RULE 12B-1 FEE: the fee paid to finance the sale and distribution of Class B, C and T shares. Because this fee is paid out of the fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

SHAREHOLDER SERVICES FEE: the fee paid to the fund's distributor for providing shareholder services to the holders of Class A, B, C and T shares.

CONTINGENT DEFERRED SALES CHARGE (CDSC): a back-end sales charge payable if shares are redeemed within a certain time period.

MORE ABOUT INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

This section discusses other investment strategies used by the fund and provides in more detail the risks associated with those strategies. Although Founders might not always use all of the different techniques and investments described below, some of these techniques are designed to help reduce investment or market risks. The Statement of Additional Information contains more detailed information about the fund's investment policies and risks.

Other portfolio investments and strategies

FIXED-INCOME SECURITIES. While the fund generally emphasizes investments in equity securities, such as common stocks and preferred stocks, it may also invest in fixed-income securities when Founders believes these investments offer opportunities for capital appreciation. Fixed-income securities in which the fund might invest include bonds, debentures, and other corporate or government obligations.

ADRS. The fund may invest without limit in American Depositary Receipts and American Depositary Shares (collectively, "ADRs"). ADRs are receipts representing shares of a foreign corporation held by a U.S. bank that entitle the holder to all dividends and capital gains on the underlying foreign shares. ADRs are denominated in U.S. dollars and trade in the U.S. securities markets.

ADRs are subject to some of the same risks as direct investments in foreign securities, including the risk that material information about the issuer may not be disclosed in the United States and the risk that currency fluctuations may adversely affect the value of the ADR.


SECURITIES THAT ARE NOT READILY MARKETABLE. The fund may invest up to 15% of its net assets in securities that are not "readily marketable." A security is not readily marketable if it cannot be sold within seven days in the ordinary course of business for approximately the amount it is valued.

A restricted security is one that has a contractual restriction on its resale or which cannot be sold publicly until it is registered with the Securities and Exchange Commission ("SEC"). Certain restricted securities are eligible for resale to qualified institutional purchasers (Rule 144A securities) and may be readily marketable. Rule 144A securities that are readily marketable are not subject to the 15% limit discussed above. Founders monitors holdings of 144A securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity. However, it is possible that the market for 144A securities can change, and it may become difficult to sell these securities, or to sell them at a reasonable price, if institutional purchasers lose interest in the investment.


Investments in illiquid securities, which may include restricted securities, involve certain risks to the extent that the fund may be unable to dispose of such a security at the time desired or at a reasonable price. In addition, in order to sell a restricted security, the fund might have to bear the expense and incur the delays associated with registering the shares with the SEC.

HEDGING AND DERIVATIVE INSTRUMENTS. The fund can enter into futures contracts and forward contracts, and may purchase and/or write (sell) put and call options on securities, securities indexes, futures contracts, and foreign currencies. These are sometimes referred to as "derivative" instruments, since their values are derived from an underlying security, index, or other financial instrument. The fund may use derivative instruments to engage in hedging strategies but does not use them for speculative purposes. The fund has limits on the use of derivatives and is not required to use them in seeking its investment objective

The Fund

Some of these strategies may hedge the fund's portfolio against price fluctuations. Other hedging strategies, such as buying futures and call options, would tend to increase the fund's exposure to the securities market. Forward contracts may be used to try to manage foreign currency risks on the fund's foreign investments. Option trading involves the payment of premiums and has special tax effects on the fund.

There are special risks in using particular hedging strategies. Using derivatives can cause the fund to lose money on its investments and/or increase the volatility of its share prices. In addition, the successful use of derivatives draws upon skills and experience that are different from those needed to select the other securities in which the fund invests. Should interest rates or the prices of securities or financial indexes move in an unexpected manner, the fund may not achieve the desired benefit of these instruments, or may realize losses and be in a worse position than if the instruments had not been used. The fund could also experience losses if the prices of its derivative positions were not correlated with its other investments or if it could not close out a position because of an illiquid market.

The fund's investments in derivatives are subject to the fund's Internal Derivatives Policy, which may be changed without shareholder approval.

TEMPORARY DEFENSIVE INVESTMENTS. In times of unstable or adverse market or economic conditions, up to 100% of the fund's assets can be invested in temporary defensive instruments in an effort to enhance liquidity or preserve capital. Temporary defensive investments generally would include cash, cash equivalents such as commercial paper, money market instruments, short-term debt securities, U.S. government securities, or repurchase agreements. The fund also could hold these types of securities pending the investment of proceeds from the sale of fund shares or portfolio securities, or to meet anticipated redemptions of fund shares. To the extent the fund invests defensively in these securities, it might not achieve its investment objective.

PORTFOLIO TURNOVER. The fund does not have any limitations regarding portfolio turnover. The fund may engage in short-term trading to try to achieve its objective and may have portfolio turnover rates in excess of 100%. A portfolio turnover rate of 100% is equivalent to the fund buying and selling all of the securities in its portfolio once during the course of a year. The portfolio turnover rate of the fund may be higher than some other mutual funds with the same investment objective. Higher portfolio turnover rates increase the brokerage costs the fund pays and may adversely affect its performance. If the fund realizes capital gains when it sells portfolio investments, it generally must pay those gains out to shareholders, increasing their taxable distributions. This may adversely affect the after-tax performance of the fund for shareholders with taxable accounts. The fund's portfolio turnover rates for prior years are included in the "Financial Highlights" section of this prospectus. The fund's current and future portfolio turnover rates may differ significantly from its historical portfolio turnover rates.

More about risk

Like all investments in securities, you risk losing money by investing in the fund. The fund's investments are subject to changes in their value from a number of factors.

* COMPANY RISK. The stocks in the fund's portfolio may not perform as expected. Other factors can affect a particular stock's price, such as poor earnings reports by the issuer, loss of major customers or management team members, major litigation against the issuer, or changes in government regulations affecting the issuer or its industry.

*    OPPORTUNITY  RISK.  There  is the  risk  of  missing  out on an  investment
     opportunity   because  the  assets  necessary  to  take  advantage  of  the opportunity are held in other investments.

*    FOREIGN   INVESTMENT  RISK.   Investments  in  foreign  securities  involve
     different risks than U.S. investments. These risks include:

* CURRENCY RISK. Fluctuations in exchange rates of foreign currencies affect the value of the fund's assets as measured in U.S. dollars and the costs of converting between various currencies.

* REGULATORY RISK. There may be less governmental supervision of foreign stock exchanges, securities brokers and issuers of securities, and less public information about foreign companies. Also, accounting, auditing, and financial reporting standards are less uniform than in the United States. Exchange control regulations or currency restrictions could prevent cash from being brought back to the United States. The fund may be subject to withholding taxes and could experience difficulties in pursuing legal remedies and collecting judgments.

* MARKET RISK. Foreign markets have substantially less volume than U.S. markets, and are not generally as liquid as, and may be more volatile than, those in the United States. Brokerage commissions and other transaction costs are generally higher than in the United States, and settlement periods are longer.

* POLITICAL RISK. Foreign investments may be subject to expropriation or confiscatory taxation; limitations on the removal of funds or other assets of the fund; and political, economic or social instability.

* RISK OF FIXED-INCOME INVESTMENTS. The fund's investments in fixed-income securities are subject to interest rate risk and credit risk.

* INTEREST RATE RISK. When interest rates change, the value of the fixed-income portion of the fund will be affected. An increase in interest rates tends to reduce the market value of debt securities, while a decline in interest rates tends to increase their values.

* CREDIT RISK. The value of the debt securities held by the fund fluctuates with the credit quality of the issuers of those securities. Credit risk relates to the ability of the issuer to make payments of principal and interest when due, including default risk.


* YEAR 2000 RISK. The fund could be adversely affected if the computer systems used by Founders and the fund's other service providers do not properly process and calculate date-related information on or after January 1, 2000. Founders is working to avoid year 2000-related problems in its systems and to obtain assurances from other service providers that they are taking similar steps. In addition, issuers of securities in which the fund invests may be adversely affected by year 2000-related problems. This could have an impact on the value of the fund's investments and the fund's share prices.


The Fund

MANAGEMENT

Founders serves as investment adviser to the fund and is responsible for selecting the fund's investments and handling its day-to-day business. Founders' corporate offices are located at 2930 East Third Avenue, Denver, Colorado 80206


Founders and its predecessor companies have operated as investment advisers since 1938. Founders also serves as investment adviser to the other series funds of Dreyfus Founders Funds, Inc. (the "company"), as well as serving as adviser or sub-adviser to a number of other investment companies and private accounts. Founders is the growth specialist affiliate of The Dreyfus Corporation, a leading mutual fund complex with more than $118 billion in its mutual fund portfolios as of September 30, 1999. Founders and Dreyfus are subsidiaries of Mellon Financial Corporation, a broad-based global financial services company.


In addition to managing the fund's investments, Founders also provides certain related administrative services to the fund. For these investment and administrative services, the fund pays Founders a management fee. The fund's management fee for the fiscal year ended December 31, 1998 was 0.67% of the fund's average daily net assets.


To facilitate day-to-day fund management, Founders uses a lead manager and team system. Each team is composed of members of the investment department, including lead portfolio managers, portfolio traders and research analysts. Each individual offers ideas, information, knowledge and expertise to assist in the management of the fund. Daily decisions on security selection for the fund are made by the lead portfolio manager. Through participation in the team process, the manager uses the input, research and advice of the rest of the management team in making purchase and sale decisions.

Thomas M. Arrington, vice president of investments and chartered financial analyst, and Scott A. Chapman, vice president of investments, chartered financial analyst and Founders' director of research, have been co-portfolio managers of the fund since December 1998. Mr. Arrington and Mr. Chapman also have been co-portfolio managers of the domestic portion of Dreyfus Founders Worldwide Growth Fund since July 1999. Mr. Arrington has also been the lead portfolio manager of Dreyfus Founders Growth and Income Fund since February 1999, and Mr. Chapman has been the lead portfolio manager of Dreyfus Founders Focus Fund since December 1999. Mr. Arrington and Mr. Chapman also serve as portfolio managers for The Dreyfus Corporation.

Mr. Arrington was formerly vice president and director of income equity strategy at HighMark Capital Management, Inc., a subsidiary of Union BanCal Corporation. He received a bachelor's degree in economics from the University of California, Los Angeles and an MBA from San Francisco State University.

Mr. Chapman was formerly vice president and director of growth strategy for HighMark Capital Management, Inc., a subsidiary of Union BanCal Corporation. He has more than 10 years' experience in equity investment management, including security analysis positions with McCullough, Andrews & Cappiello and Cooper Development Co. Mr. Chapman received a bachelor of science degree in accounting from Santa Clara University and an MBA in finance from Golden Gate University.

Founders has a personal securities trading policy (the "Policy") which restricts the personal securities transactions of its employees. Its primary purpose is to ensure that personal trading by Founders employees does not disadvantage any Founders-managed fund. Founders portfolio managers and other investment personnel who comply with the Policy's preclearance and disclosure procedures may be permitted to purchase, sell or hold certain types of securities which also may be or are held in the fund(s) they advise.

FINANCIAL HIGHLIGHTS


The following table describes the performance of Class F shares of the fund for the five years ended December 31, 1998 and the six months ended June 30, 1999. Certain information reflects financial results for a single fund share. Since Class A, B, C, R and T shares are new, financial information is not available for those classes as of the date of this prospectus.


"Total return" shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. The financial information for the six months ended June 30, 1999 is unaudited. The financial information for the three years ended December 31, 1998 has been audited by PricewaterhouseCoopers LLP, independent accountants. Another independent accounting firm audited the prior years' information. PricewaterhouseCoopers LLP's report, along with the fund's financial statements, is included in the company's 1998 annual report to shareholders, which is available upon request.

                                                           (UNAUDITED)

                                                 SIX MONTHS ENDED JUNE 30,                 YEAR ENDED DECEMBER 31,

 CLASS F                                                      1999             1998       1997       1996      1995       1994
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)

 Net asset value -- beginning of period                       20.41            17.28      15.87     14.77      11.63      12.38

Income from investment operations:

    Net investment income or (loss)                          (0.05)             0.01       0.07      0.02       0.02     (0.02)

    Net gains or (losses) on securities
    (both realized and unrealized)                             2.30             4.26       4.09      2.40       5.27     (0.39)

 Total from investment operations                              2.25             4.27       4.16      2.42       5.29     (0.41)

Less dividends and distributions:

    From net investment income                                 0.00        (0.01)(1)     (0.07)    (0.02)     (0.02)       0.00

    From net realized gains                                    0.00           (1.13)     (2.68)    (1.30)     (2.13)     (0.34)

 Total distributions                                           0.00           (1.14)     (2.75)    (1.32)     (2.15)     (0.34)

 Net asset value -- end of period                             22.66            20.41      17.28     15.87      14.77      11.63

 Total return (%)                                             11.02            25.04      26.60     16.57      45.59     (3.40)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Net expenses to average net assets (%)                      1.09(2)            1.08       1.10      1.19       1.24       1.33

 Gross expenses to average net assets (%)                    1.10(2)            1.10       1.12      1.20       1.28         --

 Ratio of net investment income (loss)
 to average net assets (%)                                (0.44)(2)             0.05       0.48      0.15       0.12     (0.17)

 Portfolio turnover rate (%)(3)                                124              143        189       134        130        172
------------------------------------------------------------------------------------------------------------------------------------

 Net assets -- end of period ($ x 1,000)                  2,821,366        2,360,180  1,757,449  1,118,323   655,927    307,988

(1) DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME FOR THE YEAR ENDED DECEMBER 31, 1998 AGGREGATED LESS THAN $0.01 ON A PER-SHARE BASIS.

(2)  ANNUALIZED.

(3) "PORTFOLIO TURNOVER RATE" IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING TWELVE-MONTH PERIOD. ACCORDINGLY, THE PORTFOLIO TURNOVER RATE FOR THE PERIOD ENDED JUNE 30, 1999 IS FROM JULY 1, 1998 TO JUNE 30, 1999.

The Fund

Your Investment

ACCOUNT POLICIES


YOU WILL NEED TO CHOOSE A SHARE CLASS before making an initial investment. Selecting a class in which to invest depends on a number of factors, including the amount and intended length of your investment. In making your choice, you should weigh the impact of all potential costs over the length of your investment, including sales charges and annual fees. For example, in some instances, it can be more economical to pay an initial sales charge than to choose a class with no initial sales charge but with higher annual fees and a contingent deferred sales charge (CDSC).


IN SELECTING A CLASS, consider the following:

* CLASS A SHARES may be appropriate if you prefer to pay the fund's sales charge when you purchase shares rather than upon the sale of your shares, if you want to take advantage of the reduced sales charges available on larger investments, and/or if you have a longer-term investment horizon. Class A shares have no Rule 12b-1 fee.

* CLASS B SHARES may be appropriate if you wish to avoid a front-end sales charge, if you want to put 100% of your investment dollars to work immediately, and/or if you have a longer-term investment horizon. Class B shares convert automatically to Class A shares after the Class B shares are held for six years.

* CLASS C SHARES may be appropriate if you wish to avoid a front-end sales charge, if you want to put 100% of your investment dollars to work immediately, and/or if you have a shorter-term investment horizon.

* CLASS R SHARES are designed for eligible institutions on behalf of their clients. Individuals may not purchase these shares directly.

* CLASS T SHARES may be appropriate if you prefer to pay the fund's sales charge when you purchase shares rather than upon the sale of your shares, if you want to take advantage of the reduced sales charges available on larger investments, and if you have a shorter-term investment horizon.


Two ways to reduce sales charges

LETTER OF INTENT: if you agree to purchase at least $50,000 of the fund's shares (or any other Dreyfus Founders and Dreyfus Premier fund sold with a sales charge) over a 13-month period, you pay a reduced sales charge as if you had invested the full amount all at once.


RIGHT OF ACCUMULATION: allows you to combine your investment in this fund with all your existing investments in any other Dreyfus Founders and Dreyfus Premier fund sold with a sales charge to determine whether you meet the threshold for reduced sales charges.

CONSULT THE STATEMENT OF ADDITIONAL INFORMATION (SAI) OR YOUR FINANCIAL REPRESENTATIVE FOR MORE DETAILS.

Third-party investments

The classes of the fund offered by this prospectus are designed primarily for investors who are investing through a third party, such as a bank, broker-dealer or financial adviser, or in a 401(k) or other retirement plan. When you open a fund account with these third parties, they may impose policies, limitations and fees which are different from, or in addition to, those described in this prospectus.

Share class charges

EACH SHARE CLASS has its own fee structure. In some cases, you may not have to pay a sales charge to buy or sell shares. Consult your financial representative or the SAI to see whether this may apply to you. Because Class A has lower expenses than Class T, you should consider buying Class A shares if you plan to invest $1 million or more in the fund.
--------------------------------------------------------------------------------

Sales charges

CLASS A AND CLASS T -- CHARGED WHEN YOU BUY SHARES

                                                     Sales charge                               Sales charge
                                                     deducted as a %                            as a % of your
Your investment                                      of offering price                          net investment
------------------------------------------------------------------------------------------------------------------------------------
                                                     Class               Class                  Class               Class
                                                     A                   T                      A                   T
------------------------------------------------------------------------------------------------------------------------------------

Up to $49,999                                        5.75%               4.50%                  6.10%               4.70%

$50,000 -- $99,999                                   4.50%               4.00%                  4.70%               4.20%

$100,000 -- $249,999                                 3.50%               3.00%                  3.60%               3.10%

$250,000 -- $499,999                                 2.50%               2.00%                  2.60%               2.00%

$500,000 -- $999,999                                 2.00%               1.50%                  2.00%               1.50%

$1 million or more*                                  0.00%               0.00%                  0.00%               0.00%

* A 1.00% CDSC may be charged on any shares sold within one year of purchase (except shares bought through reinvestment of dividends).

Class A shares also carry an annual shareholder services fee of 0.25% of the class's average daily net assets.

Class T shares  also carry an annual  Rule 12b-1 fee of 0.25% and a  shareholder
services   fee  of   0.25%   of  the   class's   average   daily   net   assets.

--------------------------------------------------------------------------------

CLASS B -- CHARGED WHEN YOU SELL SHARES

                                    CDSC as a % of your initial
Time since                          investment or your redemption
your initial purchase               (whichever is less)
--------------------------------------------------------------------------------

Up to 2 years                       4.00%

2 -- 4 years                        3.00%

4 -- 5 years                        2.00%

5 -- 6 years                        1.00%

More than 6 years                   Shares will automatically convert
                                    to Class A, which has no CDSC

Class B shares also carry an annual Rule 12b-1 fee of 0.75% and a shareholder services fee of 0.25% of the class's average daily net assets.

--------------------------------------------------------------------------------

CLASS C -- CHARGED WHEN YOU SELL SHARES

A 1.00% CDSC is imposed on redemptions made within the first year of purchase. Class C shares also carry an annual Rule 12b-1 fee of 0.75% and a shareholder services fee of 0.25% of the class's average daily net assets.
--------------------------------------------------------------------------------

CLASS R -- NO SALES CHARGE, RULE 12B-1 FEE OR SHAREHOLDER SERVICES FEE

Buying shares

THE NET ASSET VALUE (NAV) of each class is generally calculated as of the close of regular trading on the New York Stock Exchange ("NYSE") (usually 4:00 p.m. Eastern time) every day the NYSE is open. Your order will be priced at the next NAV calculated after your order is accepted by the fund's transfer agent or other authorized entity. NAV is not calculated, and you may not conduct fund transactions, on days the NYSE is closed (generally weekends and New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day). However, the fund may conduct portfolio transactions on those days, particularly in foreign markets, which may affect the value of fund shares on days when you are not able to purchase, exchange or redeem shares.
--------------------------------------------------------------------------------

Minimum investments

Account type                       Initial            Additional
--------------------------------------------------------------------------------

REGULAR ACCOUNTS                   $1,000             $100; $500 FOR
                                                      TELETRANSFER INVESTMENTS

TRADITIONAL IRAS                   $750               NO MINIMUM

SPOUSAL IRAS                       $750               NO MINIMUM

ROTH IRAS                          $750               NO MINIMUM

EDUCATION IRAS                     $500               NO MINIMUM
                                                      AFTER THE FIRST YEAR

AUTOMATIC                          $100               $100
INVESTMENT PLANS

All investments must be in U.S. dollars. Third-party checks cannot be accepted. You may be charged a fee for any check that does not clear. Maximum TeleTransfer purchase is $150,000 per day.

THE FUND'S INVESTMENTS ARE VALUED based on market value or, where market quotations are not readily available, on fair value as determined in good faith by the company's board of directors ("board"), or pursuant to procedures approved by the board.

Your Investment

ORDERS TO BUY AND SELL SHARES received by dealers by the close of trading on the NYSE and transmitted to the distributor or its designee by the close of its business day (normally 5:15 p.m. Eastern time) will be based on the NAV determined as of the close of trading on the NYSE that day.

Selling shares

YOU MAY SELL (REDEEM) SHARES AT ANY TIME. Your shares will be sold at the next NAV calculated after your order is accepted by the company's transfer agent or other authorized entity. Your order will be processed promptly, and you will generally receive the proceeds within a week.

TO KEEP YOUR CDSC AS LOW AS POSSIBLE, each time you request to sell shares, the fund will first sell shares that are not subject to a CDSC, and then sell those subject to the lowest charge. The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on shares you acquired by reinvesting your dividends. There are certain instances when you may qualify to have the CDSC waived. Consult the SAI for details.

BEFORE SELLING RECENTLY PURCHASED SHARES, please note that if the fund has not yet collected payment for the shares you are selling, it may delay sending the proceeds until it has collected payment.

General policies

IF YOUR ACCOUNT FALLS BELOW $500, you may be asked to increase your balance. If it is still below $500 after 30 days, the fund may close your account and send you the proceeds to the address on record.

UNLESS YOU DECLINE TELEPHONE PRIVILEGES on your application, you may be responsible for any fraudulent telephone orders as long as reasonable measures were taken to verify the order.

THE FUND RESERVES THE RIGHT TO:

* refuse any purchase or exchange request that could adversely affect the fund or its operations, including those from any individual or group that, in the fund's view, is likely to engage in excessive trading (usually defined as more than four exchanges out of the fund within a calendar year).

* refuse any purchase or exchange request in excess of 1% of the fund's total assets.

* change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions.

*   change its minimum investment amounts.

* delay sending out redemption proceeds for up to seven days (generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions).

The fund also reserves the right to make a "redemption in kind" -- payment in portfolio securities rather than cash -- if the amount you are redeeming is large enough to affect fund operations. This right may be exercised only if the amount of your redemptions exceeds the lesser of $250,000 or 1% of the fund's net assets in any 90-day period.

Written sell orders

Some circumstances require written sell orders along with signature guarantees. These include:

* amounts of $10,000 or more on accounts whose address has been changed within the last 30 days

*  requests to send the proceeds to a different payee or address

*  written sell orders of $100,000 or more

A SIGNATURE GUARANTEE helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. For joint accounts, each signature must be guaranteed. Please call 1-800-554-4611 if you have questions about obtaining a signature guarantee.

Key concepts

NET ASSET VALUE (NAV): the market value of one fund share, computed by dividing the total net assets of a fund class by its shares outstanding. The fund's Class A and Class T shares are offered to the public at NAV plus a sales charge. Classes B, C, and R are offered at NAV, but Classes B and C are subject to higher annual operating expenses and a CDSC.

DISTRIBUTIONS AND TAXES

THE FUND INTENDS TO DISTRIBUTE net realized investment income and any net realized capital gains on an annual basis each December. From time to time, the fund may make distributions in addition to those described above.

EACH SHARE CLASS WILL GENERATE a different distribution because each has different expenses. Your distributions will be reinvested in the fund unless you instruct the fund otherwise. There are no fees or sales charges on reinvestments.

FUND DIVIDENDS AND DISTRIBUTIONS ARE TAXABLE to most investors (unless your investment is in an IRA or other tax-advantaged account). The tax status of any distribution is the same regardless of how long you have been in the fund and whether you reinvest your distributions or receive them in cash. In general, distributions are federally taxable as follows:
--------------------------------------------------------------------------------

Taxability of distributions

Type of                       Tax rate for          Tax rate for

distribution                  15% bracket           28% bracket or above
--------------------------------------------------------------------------------

INCOME                        ORDINARY              ORDINARY
DIVIDENDS                     INCOME RATE           INCOME RATE

SHORT-TERM                    ORDINARY              ORDINARY
CAPITAL GAINS                 INCOME RATE           INCOME RATE

LONG-TERM
CAPITAL GAINS                 10%                   20%

Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

SERVICES FOR FUND INVESTORS

Automatic services

BUYING OR SELLING SHARES AUTOMATICALLY is easy with the services described below. With each service, you may select a schedule and amount, subject to certain restrictions. You can set up most of these services with your application, or by calling your financial representative or 1-800-554-4611.
--------------------------------------------------------------------------------

For investing


AUTOMATIC                       For making automatic investments
ASSET BUILDER(R)                from a designated bank account.

PAYROLL                         For making automatic investments
SAVINGS PLAN                    through payroll deduction.

GOVERNMENT                      For making automatic investments
DIRECT DEPOSIT                  from your federal employment,
PRIVILEGE                       Social Security or other regular
                                federal government check.

DIVIDEND                        For automatically reinvesting the
SWEEP                           dividends and distributions from
                                one fund into another
                                (not available for IRAs).
--------------------------------------------------------------------------------

For exchanging shares

AUTO-EXCHANGE                   For making regular exchanges
PRIVILEGE                       from one fund into another.
--------------------------------------------------------------------------------

For selling shares

AUTOMATIC                       For making regular withdrawals
WITHDRAWAL PLAN                 from most funds. There is no CDSC on Class B
shares, as long as the amounts withdrawn do not exceed 12% annually of the account value at the time the shareholder elects to participate in the plan.


Taxes on transactions

Except for tax-advantaged accounts, any sale or exchange of fund shares may generate a tax liability. Withdrawals or distributions from tax-deferred accounts are taxable when received.

The table above also can provide a guide for potential tax liability when selling or exchanging fund shares. "Short-term capital gains" applies to fund shares sold or exchanged up to 12 months after buying them. "Long-term capital gains" applies to shares sold or exchanged after 12 months.

Your Investment

Exchange privilege

YOU CAN EXCHANGE SHARES WORTH $500 OR MORE (no minimum for retirement accounts) from one class of the fund into the same class of another Dreyfus Founders fund or Dreyfus Premier fund. You can also exchange Class T shares into Class A shares of certain Dreyfus Premier fixed-income funds. You can request your exchange in writing or by phone, or by contacting your financial representative. Be sure to read the current prospectus for any fund into which you are exchanging before investing. Any new account established through an exchange generally has the same privileges as your original account (as long as they are available). There is currently no fee for exchanges, although you may have to pay an additional sales charge when exchanging into any fund that has a higher sales charge.

Money market exchange privilege

AS A CONVENIENCE, the fund's shareholders may exchange all or part of their investment in the fund for shares of Dreyfus Worldwide Dollar Money Market Fund, Inc., without paying a CDSC. The Dreyfus Worldwide Dollar Money Market Fund is a money market fund advised by The Dreyfus Corporation that invests in a diversified portfolio of high-quality money market instruments. THE SHARES OF DREYFUS WORLDWIDE DOLLAR MONEY MARKET FUND ARE NOT OFFERED BY THIS PROSPECTUS. Please contact your financial representative or call 1-800-554-4611 to request a copy of the current Dreyfus Worldwide Dollar Money Market Fund prospectus. Please be sure to read that prospectus carefully before investing in that fund.

TeleTransfer privilege

TO MOVE MONEY between your bank account and your mutual fund account with a phone call, use the TeleTransfer privilege. You can set up TeleTransfer on your account by providing bank account information and by following the instructions on your application, or by contacting your financial representative.

Reinvestment privilege

UPON WRITTEN REQUEST, you can reinvest up to the number of Class A, B or T shares you redeemed within 45 days of selling them at the current share price without any sales charge. If you paid a CDSC, it will be credited back to your account. This privilege may be used only once.

Account statements

EVERY FUND SHAREHOLDER automatically receives regular account statements. You will also be sent an annual statement detailing the tax characteristics of any dividends and distributions you have received.

Brokerage allocation

Subject to the policy of seeking the best execution of orders at the most favorable prices, sales of fund shares may be considered as a factor in the selection of brokerage firms to execute fund portfolio transactions. The SAI further explains the selection of brokerage firms.

INSTRUCTIONS FOR REGULAR ACCOUNTS

   TO OPEN AN ACCOUNT

            In Writing

   Complete the application.

   Mail your application and a check to:
   Dreyfus Founders Funds, Inc.
   Growth Fund
   P.O. Box 6587
   Providence, RI 02940-6587
   Attn: Institutional Processing

TO ADD TO AN ACCOUNT

Fill out an investment slip, and write your account number on your check.

Mail the slip and the check to: Dreyfus Founders Funds, Inc. Growth Fund P.O. Box 6587 Providence, RI 02940-6587 Attn: Institutional Processing

           By Telephone

   WIRE  Have your bank send your
investment to Boston Safe Deposit and Trust Co., with these instructions:

   * ABA# 011001234

   * DDA# 046485


   * EEC code 5650

   * Growth Fund


   * the share class

   * your Social Security or tax ID number

   * name(s) of investor(s)

   * dealer number if applicable

   Call us to obtain an account number. Return your application with the account number on the application.

WIRE Have your bank send your investment to Boston Safe Deposit and Trust Co., with these instructions:

* ABA# 011001234

* DDA# 046485


* EEC code 5650

* Growth Fund


* the share class

* your account number

* name(s) of investor(s)

* dealer number if applicable

ELECTRONIC CHECK Same as wire, but before your account number insert "213" for Class A, "214" for Class B, "215" for Class C, "216" for Class R, or "217" for Class T.


TELETRANSFER Request TeleTransfer on your application. Call us to request your transaction.

           Automatically

   WITH AN INITIAL INVESTMENT  Indicate
on your application which automatic service(s) you want. Return your application with your investment.

ALL SERVICES Call us at 1-800-554-4611 or call your financial representative to request a form to add any automatic investing service (see "Services for Fund Shareholders"). Complete and return the form along with any other required materials.


TO SELL SHARES

Write a letter of instruction that includes:

* your name(s) and signature(s)

* your account number

* Growth Fund

* the dollar amount you want to sell

* how and where to send the proceeds

Obtain a signature guarantee or other  documentation, if required (see page 10)

Mail your request to: Dreyfus Founders Funds, Inc. P.O. Box 6587 Providence, RI 02940-6587 Attn: Institutional Processing


TELETRANSFER Call us or your financial representative to request your transaction. Be sure the fund has your bank account information on file. Proceeds will be sent to your bank by electronic check.

AUTOMATIC WITHDRAWAL PLAN Call us or your financial representative to request a form to add the plan. Complete the form, specifying the amount and frequency of withdrawals you would like.

Be sure to maintain an account balance of $5,000 or more.

To open an account, make subsequent investments or sell shares, please contact your financial representative or call toll free in the U.S. 1-800-554-4611. Make checks payable to: DREYFUS FOUNDERS FUNDS, INC.

Key concepts

WIRE TRANSFER: for transferring money from one financial institution to another. Wiring is the fastest way to move money, although your bank may charge a fee to send or receive wire transfers. Wire transfers from the fund are subject to a $1,000 minimum.

ELECTRONIC CHECK: for transferring money out of a bank account. Your transaction is entered electronically, but may take up to eight business days to clear. Electronic checks usually are available without a fee at all Automated Clearing House (ACH) banks.

Your Investment

INSTRUCTIONS FOR IRAS

   TO OPEN AN ACCOUNT

            In Writing

   Complete an IRA application, making sure to specify the fund name and to indicate the year the contribution is for.

   Mail your application and a check to:
The Dreyfus Trust Company, Custodian P.O. Box 6427 Providence, RI 02940-6427
Attn: Institutional Processing

TO ADD TO AN ACCOUNT

Fill out an investment slip, and write your account number on your check. Indicate the year the contribution is for.

Mail the slip and the check to: The Dreyfus Trust Company, Custodian P.O. Box 6427 Providence, RI 02940-6427 Attn: Institutional Processing

           By Telephone

WIRE Have your bank send your investment to Boston Safe Deposit and Trust Co., with these instructions:

* ABA# 011001234

* DDA# 046485


* EEC code 5650

* Growth Fund


* the share class

* your account number

* name(s) of investor(s)

* the contribution year

* dealer number if applicable


ELECTRONIC CHECK Same as wire, but before your account number insert "213" for Class A, "214" for Class B, "215" for Class C, "216" for Class R, or "217" for Class T.


            Automatically

ALL SERVICES Call us or your financial representative to request a form to add any automatic investing service (see "Services for Fund Investors"). Complete and return the form along with any other required materials. All contributions will count as current year.

TO SELL SHARES

Write a letter of instruction that includes:

* your name and signature

* your account number

* Growth Fund

* the dollar amount you want to sell

* how and where to send the proceeds

* whether the distribution is qualified or premature

* whether the 10% TEFRA should be withheld

Obtain a signature guarantee or other documentation, if required (see page 10).

Mail your request to: The Dreyfus Trust Company P.O. Box 6427 Providence, RI 02940-6427 Attn: Institutional Processing


SYSTEMATIC WITHDRAWAL PLAN Call us to request instructions to establish the plan.

For information and assistance, contact your financial representative or call toll free in the U.S. 1-800-554-4611. Make checks payable to: THE DREYFUS TRUST COMPANY, CUSTODIAN.

[Application p1]

[Application p2]

NOTES

For More Information

Dreyfus Founders Growth Fund

A series of Dreyfus Founders Funds, Inc.
---------------------------------------

SEC file number:  811-01018

More information on this fund is available to you free of charge.

Annual/Semiannual Report

Annual and semiannual reports contain the fund's financial statements, portfolio holdings and historical performance. You will also find a discussion of the market conditions and investment strategies that significantly affected the fund's performance in these reports.

Statement of Additional Information (SAI)

A current SAI containing more detailed information about the fund and its policies has been filed with the Securities and Exchange Commission and is incorporated by reference and legally considered a part of this prospectus.

You can request copies of the annual and semiannual reports and the SAI, and obtain other information.

To obtain information:

BY TELEPHONE Call your financial representative or 1-800-554-4611

BY MAIL Write to: Dreyfus Founders Funds 144 Glenn Curtiss Boulevard Uniondale, NY 11556-0144

ON THE INTERNET Text-only versions of fund documents can be viewed online or downloaded from the Securities and Exchange Commission's Internet site at: http:
//www.sec.gov

BY MAIL OR IN PERSON from the Securities and Exchange Commission (you will pay a copying fee) Visit or write: SEC's Public Reference Section Washington, DC 20549-6009 1-800-SEC-0330

Dreyfus Founders Funds are managed by Founders Asset Management LLC.

Founders and Founders Funds are registered trademarks of Founders Asset Management LLC.

(c) 1999 Dreyfus Service Corporation
213P1299

Dreyfus Founders Growth and Income Fund

Pursuing long-term growth of capital and income through investments in growth companies

PROSPECTUS December 31, 1999

CLASS A, B, C, R AND T SHARES


As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

The Fund

      Dreyfus Founders Growth and Income Fund
      --------------------------------------

                                       Ticker Symbols      CLASS A:   FRMAX

                                                           CLASS B:   FRMEX

                                                           CLASS C:   FRMDX

                                                           CLASS R:   FRMRX

                                                           CLASS T:   FRMVX

Contents

The Fund
--------------------------------------------------------------------------------

Investment Approach                                                     168

Main Risks                                                              169

Past Performance                                                        170

Expenses                                                                171

More About Investment Objective,
Strategies and Risks                                                    173

Management                                                              176

Financial Highlights                                                    177

Your Investment
--------------------------------------------------------------------------------

Account Policies                                                        178

Distributions and Taxes                                                 182

Services for Fund Investors                                             183

Brokerage Allocation                                                    184

Instructions for Regular Accounts                                       185

Instructions for IRAs                                                   187

For More Information
--------------------------------------------------------------------------------

INFORMATION ON THE FUND'S RECENT STRATEGIES AND HOLDINGS CAN BE FOUND IN THE CURRENT ANNUAL/SEMIANNUAL REPORT. SEE BACK COVER.

INVESTMENT APPROACH

The fund seeks long-term growth of capital and income. To pursue this goal, the fund primarily invests in common stocks of large, well-established, stable and mature companies of great financial strength, commonly known as "blue chip" companies. These companies generally have long records of profitability and dividend payments and a reputation for high-quality management, products and services. The fund normally invests at least 65% of its total assets in "blue chip" stocks that:

* are included in a widely recognized index of stock market performance, such as the Dow Jones Industrial Average or the S&P 500 Index

*   generally pay regular dividends

*   have a market capitalization of at least $1 billion


The fund may invest in non-dividend-paying companies if, in the opinion of the fund's portfolio manager, they offer better prospects for capital appreciation. The fund may also invest up to 30% of its total assets in foreign securities.

Founders Asset Management LLC ("Founders") manages the fund using a "growth style" of investing. Founders uses a consistent, "bottom-up" approach to build equity portfolios, searching one by one for companies whose fundamental strengths suggest the potential to provide superior earnings growth over time.


Key concepts


The fund offers multiple classes of shares. This prospectus describes shares of Classes A, B, C, R and T. The fund's other class of shares, Class F, is offered by a separate prospectus and is generally available only to shareholders who continuously maintained an account with any Dreyfus Founders fund since December 30, 1999. All share classes of the fund invest in the same underlying portfolio of securities and have the same management team. However, because of different charges, fees and expenses, the performance of the fund's share classes will vary.

MAIN RISKS

 The primary risks of investing in this fund are:


* STOCK MARKET RISK. The value of the stocks and other securities owned by the fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions and investor confidence. In addition, if Founders' assessment of a company's potential to increase earnings faster than the rest of the market is not correct, the securities in the portfolio may not increase in value, and could even decrease in value.


* INVESTMENT STYLE RISK. Market performance tends to be cyclical, and during various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the fund's growth style of investing, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

Key concepts

DIVIDEND: a payment of stock or cash from a company's profits to its stockholders.

LARGE COMPANIES: companies that have market capitalizations of more than $8 billion. This range may, however, fluctuate depending on changes in the value of the stock market as a whole.

MARKET CAPITALIZATION: the value of a corporation calculated by multiplying the number of its outstanding shares of common stock by the current market price of a share.

What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

PAST PERFORMANCE

The following information provides an indication of the risks of investing in the fund by showing how the performance of the fund's Class F shares has varied from year to year and by comparing this information to a broad measure of market performance. Performance figures reflect the reinvestment of dividends. Past performance is no guarantee of future results.

Class A, B, C, R and T shares are new, and past performance is not available for those classes as of the date of this prospectus. Performance for these share classes will vary from, and may be lower than, the performance of Class F shares due to differences in sales charges and expenses.
--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)

CLASS F SHARES

[Exhibit A]

BEST QUARTER:                    Q1 '91                         +12.68%

WORST QUARTER:                   Q3 '90                         -11.26%

THE YEAR-TO-DATE TOTAL RETURN FOR THE FUND'S CLASS F SHARES AS OF SEPTEMBER 30, 1999 WAS -2.32%.
--------------------------------------------------------------------------------

Average annual total returns AS OF 12/31/98

                               1 Year     5 Years     10 Years
--------------------------------------------------------------

GROWTH AND INCOME
FUND* -- CLASS F               17.78%      17.81%       16.31%

S&P 500 INDEX                  28.57%      24.05%       19.19%

* INCEPTION DATE 7/5/38.

THE S&P 500 INDEX IS THE STANDARD & POOR'S COMPOSITE INDEX OF 500 STOCKS, A WIDELY RECOGNIZED, UNMANAGED INDEX OF COMMON STOCKS.

The Fund

EXPENSES

The following table will help you understand the various costs and expenses you will incur directly or indirectly as an investor in the fund.

* Each class of shares, other than Class R, has transaction fees. These transaction fees vary by class and also vary based on the length of time you hold shares in the fund and the amount of your investment.

* You will find details about reduced sales charges in the "Account Policies" section of this prospectus.

Fee table

                                                            CLASS A        CLASS B         CLASS C        CLASS R        CLASS T
------------------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION FEES (FEES PAID FROM YOUR ACCOUNT)

Maximum front-end sales charge on purchases

AS A % OF OFFERING PRICE                                      5.75            NONE           NONE           NONE           4.50

Maximum contingent deferred sales charge (CDSC)

AS A % OF PURCHASE OR SALE PRICE, WHICHEVER IS LESS           NONE*           4.00           1.00           NONE           NONE*

Maximum sales charge on reinvested
dividends/distributions                                       NONE            NONE           NONE           NONE           NONE
------------------------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES PAID FROM FUND ASSETS)

% OF AVERAGE DAILY NET ASSETS

Management fees                                               0.62            0.62           0.62           0.62           0.62

Rule 12b-1 fee                                                NONE            0.75           0.75           NONE           0.25

Shareholder services fee                                      0.25            0.25           0.25           NONE           0.25

Other expenses**                                              0.18            0.18           0.18           0.18           0.18
------------------------------------------------------------------------------------------------------------------------------------

TOTAL ANNUAL FUND OPERATING EXPENSES (WITHOUT CREDITS)        1.05            1.80           1.80           0.80           1.30

TOTAL ANNUAL FUND OPERATING EXPENSES (WITH CREDITS)***        1.03            1.78           1.78           0.78           1.28

* SHARES BOUGHT WITHOUT AN INITIAL SALES CHARGE AS PART OF AN INVESTMENT OF $1 MILLION OR MORE MAY BE CHARGED A CDSC OF 1.00% IF REDEEMED WITHIN ONE YEAR.

** "OTHER EXPENSES" ARE ESTIMATED FOR THE CURRENT FISCAL YEAR BASED ON EXPENSES FOR CLASS F SHARES FOR THE FUND'S LAST FISCAL YEAR. THESE EXPENSES INCLUDE CUSTODIAN, TRANSFER AGENCY AND ACCOUNTING AGENT FEES, AND OTHER CUSTOMARY FUND EXPENSES.

*** EXPENSES AFTER CREDITS INCLUDE EXPENSE OFFSETS FROM CREDITS EARNED ON UNINVESTED CASH HELD OVERNIGHT AT THE CUSTODIAN.

Expense example

                         1 Year     3 Years     5 Years     10 Years
--------------------------------------------------------------------

CLASS A                    $676        $890      $1,121       $1,784

CLASS B
WITH REDEMPTION            $583        $866      $1,175       $1,738*
WITHOUT REDEMPTION         $183        $566        $975       $1,738*

CLASS C
WITH REDEMPTION            $283        $566        $975       $2,116
WITHOUT REDEMPTION         $183        $566        $975       $2,116

CLASS R                     $82        $255        $444         $990

CLASS T                    $576        $844      $1,131       $1,947

* ASSUMES CONVERSION OF CLASS B TO CLASS A AT END OF THE SIXTH YEAR FOLLOWING THE DATE OF PURCHASE.

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. Because actual return and expenses will be different, the example is for comparison only.

Key concepts

MANAGEMENT FEE: a fee paid to Founders for managing the fund's portfolio.

RULE 12B-1 FEE: the fee paid to finance the sale and distribution of Class B, C and T shares. Because this fee is paid out of the fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

SHAREHOLDER SERVICES FEE: the fee paid to the fund's distributor for providing shareholder services to the holders of Class A, B, C and T shares.

CONTINGENT DEFERRED SALES CHARGE (CDSC): a back-end sales charge payable if shares are redeemed within a certain time period.

MORE ABOUT INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

This section discusses other investment strategies used by the fund and provides in more detail the risks associated with those strategies. Although Founders might not always use all of the different techniques and investments described below, some of these techniques are designed to help reduce investment or market risks. The Statement of Additional Information contains more detailed information about the fund's investment policies and risks.

Other portfolio investments and strategies

FIXED-INCOME SECURITIES. While the fund generally emphasizes investments in equity securities, such as common stocks and preferred stocks, it may also invest in fixed-income securities when Founders believes these investments offer opportunities for capital appreciation. Fixed-income securities in which the fund might invest include bonds, debentures, and other corporate or government obligations.

ADRS. The fund may invest without limit in American Depositary Receipts and American Depositary Shares (collectively, "ADRs"). ADRs are receipts representing shares of a foreign corporation held by a U.S. bank that entitle the holder to all dividends and capital gains on the underlying foreign shares. ADRs are denominated in U.S. dollars and trade in the U.S. securities markets.

ADRs are subject to some of the same risks as direct investments in foreign securities, including the risk that material information about the issuer may not be disclosed in the United States and the risk that currency fluctuations may adversely affect the value of the ADR.


SECURITIES THAT ARE NOT READILY MARKETABLE. The fund may invest up to 15% of its net assets in securities that are not "readily marketable." A security is not readily marketable if it cannot be sold within seven days in the ordinary course of business for approximately the amount it is valued.

A restricted security is one that has a contractual restriction on its resale or which cannot be sold publicly until it is registered with the Securities and Exchange Commission ("SEC"). Certain restricted securities are eligible for resale to qualified institutional purchasers (Rule 144A securities) and may be readily marketable. Rule 144A securities that are readily marketable are not subject to the 15% limit discussed above. Founders monitors holdings of 144A securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity. However, it is possible that the market for 144A securities can change, and it may become difficult to sell these securities, or to sell them at a reasonable price, if institutional purchasers lose interest in the investment.


Investments in illiquid securities, which may include restricted securities, involve certain risks to the extent that the fund may be unable to dispose of such a security at the time desired or at a reasonable price. In addition, in order to sell a restricted security, the fund might have to bear the expense and incur the delays associated with registering the shares with the SEC.

HEDGING AND DERIVATIVE INSTRUMENTS. The fund can enter into futures contracts and forward contracts, and may purchase and/or write (sell) put and call options on securities, securities indexes, futures contracts, and foreign currencies. These are sometimes referred to as "derivative" instruments, since their values are derived from an underlying security, index, or other financial instrument. The fund may use derivative instruments to engage in hedging strategies but does not use them for speculative purposes. The fund has limits on the use of derivatives and is not required to use them in seeking its investment objective.

The Fund

Some of these strategies may hedge the fund's portfolio against price fluctuations. Other hedging strategies, such as buying futures and call options, would tend to increase the fund's exposure to the securities market. Forward contracts may be used to try to manage foreign currency risks on the fund's foreign investments. Option trading involves the payment of premiums and has special tax effects on the fund.

There are special risks in using particular hedging strategies. Using derivatives can cause the fund to lose money on its investments and/or increase the volatility of its share prices. In addition, the successful use of derivatives draws upon skills and experience that are different from those needed to select the other securities in which the fund invests. Should interest rates or the prices of securities or financial indexes move in an unexpected manner, the fund may not achieve the desired benefit of these instruments, or may realize losses and be in a worse position than if the instruments had not been used. The fund could also experience losses if the prices of its derivative positions were not correlated with its other investments or if it could not close out a position because of an illiquid market.

The fund's investments in derivatives are subject to the fund's Internal Derivatives Policy, which may be changed without shareholder approval.

TEMPORARY DEFENSIVE INVESTMENTS. In times of unstable or adverse market or economic conditions, up to 100% of the fund's assets can be invested in temporary defensive instruments in an effort to enhance liquidity or preserve capital. Temporary defensive investments generally would include cash, cash equivalents such as commercial paper, money market instruments, short-term debt securities, U.S. government securities, or repurchase agreements. The fund also could hold these types of securities pending the investment of proceeds from the sale of fund shares or portfolio securities, or to meet anticipated redemptions of fund shares. To the extent the fund invests defensively in these securities, it might not achieve its investment objective.

PORTFOLIO TURNOVER. The fund does not have any limitations regarding portfolio turnover. The fund may engage in short-term trading to try to achieve its objective and may have portfolio turnover rates in excess of 100%. A portfolio turnover rate of 100% is equivalent to the fund buying and selling all of the securities in its portfolio once during the course of a year. The portfolio turnover rate of the fund may be higher than some other mutual funds with the same investment objective. Higher portfolio turnover rates increase the brokerage costs the fund pays and may adversely affect its performance. If the fund realizes capital gains when it sells portfolio investments, it generally must pay those gains out to shareholders, increasing their taxable distributions. This may adversely affect the after-tax performance of the fund for shareholders with taxable accounts. The fund's portfolio turnover rates for prior years are included in the "Financial Highlights" section of this prospectus. The fund's current and future portfolio turnover rates may differ significantly from its historical portfolio turnover rates.

More about risk

Like all investments in securities, you risk losing money by investing in the fund. The fund's investments are subject to changes in their value from a number of factors.

*            COMPANY RISK. The stocks in the fund's
   portfolio may not perform as expected. Other factors can affect a particular stock's price, such as poor earnings reports by the issuer, loss of major customers or management team members, major litigation against the issuer, or changes in government regulations affecting the issuer or its industry.

* OPPORTUNITY RISK. There is the risk of missing out on an investment opportunity because the assets necessary to take advantage of the opportunity are held in other investments.

* FOREIGN INVESTMENT RISK. Investments in foreign securities involve different risks than U.S. investments. These risks include:

* CURRENCY RISK. Fluctuations in exchange rates of foreign currencies affect the value of the fund's assets as measured in U.S. dollars and the costs of converting between various currencies.

* REGULATORY RISK. There may be less governmental supervision of foreign stock exchanges, securities brokers, and issuers of securities, and less public information about foreign companies. Also, accounting, auditing, and financial reporting standards are less uniform than in the United States. Exchange control regulations or currency restrictions could prevent cash from being brought back to the United States. The fund may be subject to withholding taxes and could experience difficulties in pursuing legal remedies and collecting judgments.

* MARKET RISK. Foreign markets have substantially less volume than U.S. markets, and are not generally as liquid as, and may be more volatile than, those in the United States. Brokerage commissions and other transaction costs are generally higher than in the United States, and settlement periods are longer.

* POLITICAL RISK. Foreign investments may be subject to expropriation or confiscatory taxation; limitations on the removal of funds or other assets of the fund; and political, economic or social instability.

* RISK OF FIXED-INCOME INVESTMENTS. The fund's investments in fixed-income securities are subject to interest rate risk and credit risk.

* INTEREST RATE RISK. When interest rates change, the value of the fixed-income portion of the fund will be affected. An increase in interest rates tends to reduce the market value of debt securities, while a decline in interest rates tends to increase their values.

* CREDIT RISK. The value of the debt securities held by the fund fluctuates with the credit quality of the issuers of those securities. Credit risk relates to the ability of the issuer to make payments of principal and interest when due, including default risk.


* YEAR 2000 RISK. The fund could be adversely affected if the computer systems used by Founders and the fund's other service providers do not properly process and calculate date-related information on or after January 1, 2000. Founders is working to avoid year 2000-related problems in its systems and to obtain assurances from other service providers that they are taking similar steps. In addition, issuers of securities in which the fund invests may be adversely affected by year 2000-related problems. This could have an impact on the value of the fund's investments and the fund's share prices.


The Fund

MANAGEMENT

Founders serves as investment adviser to the fund and is responsible for selecting the fund's investments and handling its day-to-day business. Founders' corporate offices are located at 2930 East Third Avenue, Denver, Colorado 80206


Founders and its predecessor companies have operated as investment advisers since 1938. Founders also serves as investment adviser to the other series funds of Dreyfus Founders Funds, Inc. (the "company"), as well as serving as adviser or sub-adviser to a number of other investment companies and private accounts. Founders is the growth specialist affiliate of The Dreyfus Corporation, a leading mutual fund complex with more than $118 billion in its mutual fund portfolios as of September 30, 1999. Founders and Dreyfus are subsidiaries of Mellon Financial Corporation, a broad-based global financial services company.


In addition to managing the fund's investments, Founders also provides certain related administrative services to the fund. For these investment and administrative services, the fund pays Founders a management fee. The fund's management fee for the fiscal year ended December 31, 1998 was 0.62% of the fund's average daily net assets.


To facilitate day-to-day fund management, Founders uses a lead manager and team system. Each team is composed of members of the investment department, including lead portfolio managers, portfolio traders and research analysts. Each individual offers ideas, information, knowledge and expertise to assist in the management of the fund. Daily decisions on security selection for the fund are made by the lead portfolio manager. Through participation in the team process, the manager uses the input, research and advice of the rest of the management team in making purchase and sale decisions.

Thomas M. Arrington, vice president of investments and a chartered financial analyst, has been portfolio manager of the fund since February 1999. Mr. Arrington also has served as co-portfolio manager of Dreyfus Founders Growth Fund since December 1998 and of the domestic portion of Dreyfus Founders Worldwide Growth Fund since July 1999. Mr. Arrington also serves as portfolio manager for The Dreyfus Corporation.

Mr. Arrington was formerly vice president and director of income equity strategy at HighMark Capital Management, Inc., a subsidiary of Union BanCal Corporation. He received a bachelor's degree in economics from the University of California, Los Angeles and an MBA from San Francisco State University.

Founders has a personal securities trading policy (the "Policy") which restricts the personal securities transactions of its employees. Its primary purpose is to ensure that personal trading by Founders employees does not disadvantage any Founders-managed fund. Founders portfolio managers and other investment personnel who comply with the Policy's preclearance and disclosure procedures may be permitted to purchase, sell or hold certain types of securities which also may be or are held in the fund(s) they advise.

FINANCIAL HIGHLIGHTS


The following table describes the performance of Class F shares of the fund for the five years ended December 31, 1998 and the six months ended June 30, 1999. Certain information reflects financial results for a single fund share. Since Class A, B, C, R and T shares are new, financial information is not available for those classes as of the date of this prospectus.


"Total return" shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. The financial information for the six months ended June 30, 1999 is unaudited. The financial information for the three years ended December 31, 1998 has been audited by PricewaterhouseCoopers LLP, independent accountants. Another independent accounting firm audited the prior years' information. PricewaterhouseCoopers LLP's report, along with the fund's financial statements, is included in the company's 1998 annual report to shareholders, which is available upon request.

                                                            (UNAUDITED)

                                                    SIX MONTHS ENDED JUNE 30,                  YEAR ENDED DECEMBER 31,

 CLASS F                                                       1999             1998       1997       1996      1995       1994
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)

 Net asset value -- beginning of period                        7.32             6.92       7.23      6.69       6.16       6.49

Income from investment operations:

    Net investment income                                      0.00             0.71       0.13      0.09       0.09       0.06

    Net gains or (losses) on securities
    (both realized and unrealized)                             0.23             0.51       1.25      1.52       1.70     (0.02)

 Total from investment operations                              0.23             1.22       1.38      1.61       1.79       0.04

Less dividends and distributions:

    From net investment income                                 0.00        (0.11)(1)     (0.13)    (0.09)     (0.09)     (0.06)

    From net realized gains                                    0.00           (0.71)     (1.56)    (0.98)     (1.17)     (0.31)

 Total distributions                                           0.00           (0.82)     (1.69)    (1.07)     (1.26)     (0.37)

 Net asset value -- end of period                              7.55             7.32       6.92      7.23       6.69       6.16

 Total return (%)                                              3.14            17.78      19.40     24.37      29.06       0.50
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Net expenses to average net assets (%)                      1.15(2)            1.08       1.09      1.15       1.17       1.21

 Gross expenses to average net assets (%)                    1.16(2)            1.10       1.11      1.16       1.22         --

 Ratio of net investment income (loss)
 to average net assets (%)                                (0.08)(2)             1.38       1.84      1.40       1.19       0.88

 Portfolio turnover rate (%)(3)                                238              259        256       195        235        239
------------------------------------------------------------------------------------------------------------------------------------

 Net assets -- end of period ($ x 1,000)                   523,123          542,307    543,168   535,866    375,200    311.051

(1) DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME FOR THE YEAR ENDED DECEMBER 31, 1998 AGGREGATED LESS THAN $0.01 ON A PER-SHARE BASIS.

(2) ANNUALIZED.

(3) "PORTFOLIO TURNOVER RATE" IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING TWELVE-MONTH PERIOD. ACCORDINGLY, THE PORTFOLIO TURNOVER RATE FOR THE PERIOD ENDED JUNE 30, 1999 IS FROM JULY 1, 1998 TO JUNE 30, 1999.

The Fund

Your Investment

ACCOUNT POLICIES


YOU WILL NEED TO CHOOSE A SHARE CLASS before making an initial investment. Selecting a class in which to invest depends on a number of factors, including the amount and intended length of your investment. In making your choice, you should weigh the impact of all potential costs over the length of your investment, including sales charges and annual fees. For example, in some instances, it can be more economical to pay an initial sales charge than to choose a class with no initial sales charge but with higher annual fees and a contingent deferred sales charge (CDSC).


IN SELECTING A CLASS, consider the following:

* CLASS A SHARES may be appropriate if you prefer to pay the fund's sales charge when you purchase shares rather than upon the sale of your shares, if you want to take advantage of the reduced sales charges available on larger investments, and/or if you have a longer-term investment horizon. Class A shares have no Rule 12b-1 fee.

* CLASS B SHARES may be appropriate if you wish to avoid a front-end sales charge, if you want to put 100% of your investment dollars to work immediately, and/or if you have a longer-term investment horizon. Class B shares convert automatically to Class A shares after the Class B shares are held for six years.

* CLASS C SHARES may be appropriate if you wish to avoid a front-end sales charge, if you want to put 100% of your investment dollars to work immediately, and/or if you have a shorter-term investment horizon.

* CLASS R SHARES are designed for eligible institutions on behalf of their clients. Individuals may not purchase these shares directly.

* CLASS T SHARES may be appropriate if you prefer to pay the fund's sales charge when you purchase shares rather than upon the sale of your shares, if you want to take advantage of the reduced sales charges available on larger investments, and if you have a shorter-term investment horizon.


Two ways to reduce sales charges

LETTER OF INTENT: if you agree to purchase at least $50,000 of the fund's shares (or any other Dreyfus Founders and Dreyfus Premier fund sold with a sales charge) over a 13-month period, you pay a reduced sales charge as if you had invested the full amount all at once.


RIGHT OF ACCUMULATION: allows you to combine your investment in this fund with all your existing investments in any other Dreyfus Founders and Dreyfus Premier fund sold with a sales charge to determine whether you meet the threshold for reduced sales charges.

CONSULT THE STATEMENT OF ADDITIONAL INFORMATION (SAI) OR YOUR FINANCIAL REPRESENTATIVE FOR MORE DETAILS.

Third-party investments

The classes of the fund offered by this prospectus are designed primarily for investors who are investing through a third party, such as a bank, broker-dealer or financial adviser, or in a 401(k) or other retirement plan. When you open a fund account with these third parties, they may impose policies, limitations and fees which are different from, or in addition to, those described in this prospectus.

Share class charges

EACH SHARE CLASS has its own fee structure. In some cases, you may not have to pay a sales charge to buy or sell shares. Consult your financial representative or the SAI to see whether this may apply to you. Because Class A has lower expenses than Class T, you should consider buying Class A shares if you plan to invest $1 million or more in the fund.
--------------------------------------------------------------------------------

Sales charges

CLASS A AND CLASS T -- CHARGED WHEN YOU BUY SHARES

                                                     Sales charge                               Sales charge
                                                     deducted as a %                            as a % of your
Your investment                                      of offering price                          net investment
------------------------------------------------------------------------------------------------------------------------------------
                                                     Class               Class                  Class               Class
                                                     A                   T                      A                   T
------------------------------------------------------------------------------------------------------------------------------------
Up to $49,999                                        5.75%               4.50%                  6.10%               4.70%

$50,000 -- $99,999                                   4.50%               4.00%                  4.70%               4.20%

$100,000 -- $249,999                                 3.50%               3.00%                  3.60%               3.10%

$250,000 -- $499,999                                 2.50%               2.00%                  2.60%               2.00%

$500,000 -- $999,999                                 2.00%               1.50%                  2.00%               1.50%

$1 million or more*                                  0.00%               0.00%                  0.00%               0.00%

* A 1.00% CDSC may be charged on any shares sold within one year of purchase (except shares bought through reinvestment of dividends).

Class A shares also carry an annual shareholder services fee of 0.25% of the class's average daily net assets.

Class T shares  also carry an annual  Rule 12b-1 fee of 0.25% and a  shareholder
services   fee  of   0.25%   of  the   class's   average   daily   net   assets.

--------------------------------------------------------------------------------

CLASS B -- CHARGED WHEN YOU SELL SHARES

                                    CDSC as a % of your initial
Time since                          investment or your redemption
your initial purchase               (whichever is less)
--------------------------------------------------------------------------------

Up to 2 years                       4.00%

2 -- 4 years                        3.00%

4 -- 5 years                        2.00%

5 -- 6 years                        1.00%

More than 6 years                   Shares will automatically convert
                                    to Class A, which has no CDSC

Class B shares also carry an annual Rule 12b-1 fee of 0.75% and a shareholder services fee of 0.25% of the class's average daily net assets.

--------------------------------------------------------------------------------

CLASS C -- CHARGED WHEN YOU SELL SHARES

A 1.00% CDSC is imposed on redemptions made within the first year of purchase. Class C shares also carry an annual Rule 12b-1 fee of 0.75% and a shareholder services fee of 0.25% of the class's average daily net assets.
--------------------------------------------------------------------------------

CLASS R -- NO SALES CHARGE, RULE 12B-1 FEE OR SHAREHOLDER SERVICES FEE

Buying shares

THE NET ASSET VALUE (NAV) of each class is generally calculated as of the close of regular trading on the New York Stock Exchange ("NYSE") (usually 4:00 p.m. Eastern time) every day the NYSE is open. Your order will be priced at the next NAV calculated after your order is accepted by the fund's transfer agent or other authorized entity. NAV is not calculated, and you may not conduct fund transactions, on days the NYSE is closed (generally weekends and New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day). However, the fund may conduct portfolio transactions on those days, particularly in foreign markets, which may affect the value of fund shares on days when you are not able to purchase, exchange or redeem shares.
--------------------------------------------------------------------------------

Minimum investments

Account type                       Initial            Additional
--------------------------------------------------------------------------------

REGULAR ACCOUNTS                   $1,000             $100; $500 FOR
                                                      TELETRANSFER INVESTMENTS

TRADITIONAL IRAS                   $750               NO MINIMUM

SPOUSAL IRAS                       $750               NO MINIMUM

ROTH IRAS                          $750               NO MINIMUM

EDUCATION IRAS                     $500               NO MINIMUM
                                                      AFTER THE FIRST YEAR

AUTOMATIC                          $100               $100
INVESTMENT PLANS

All investments must be in U.S. dollars. Third-party checks cannot be accepted. You may be charged a fee for any check that does not clear. Maximum TeleTransfer purchase is $150,000 per day.

THE FUND'S INVESTMENTS ARE VALUED based on market value or, where market quotations are not readily available, on fair value as determined in good faith by the company's board of directors ("board"), or pursuant to procedures approved by the board.

Your Investment

ORDERS TO BUY AND SELL SHARES received by dealers by the close of trading on the NYSE and transmitted to the distributor or its designee by the close of its business day (normally 5:15 p.m. Eastern time) will be based on the NAV determined as of the close of trading on the NYSE that day.

Selling shares

YOU MAY SELL (REDEEM) SHARES AT ANY TIME. Your shares will be sold at the next NAV calculated after your order is accepted by the company's transfer agent or other authorized entity. Your order will be processed promptly, and you will generally receive the proceeds within a week.

TO KEEP YOUR CDSC AS LOW AS POSSIBLE, each time you request to sell shares, the fund will first sell shares that are not subject to a CDSC, and then sell those subject to the lowest charge. The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on shares you acquired by reinvesting your dividends. There are certain instances when you may qualify to have the CDSC waived. Consult the SAI for details.

BEFORE SELLING RECENTLY PURCHASED SHARES, please note that if the fund has not yet collected payment for the shares you are selling, it may delay sending the proceeds until it has collected payment.

General policies

IF YOUR ACCOUNT FALLS BELOW $500, you may be asked to increase your balance. If it is still below $500 after 30 days, the fund may close your account and send you the proceeds to the address on record.

UNLESS YOU DECLINE TELEPHONE PRIVILEGES on your application, you may be responsible for any fraudulent telephone orders as long as reasonable measures were taken to verify the order.

THE FUND RESERVES THE RIGHT TO:

* refuse any purchase or exchange request that could adversely affect the fund or its operations, including those from any individual or group that, in the fund's view, is likely to engage in excessive trading (usually defined as more than four exchanges out of the fund within a calendar year).

* refuse any purchase or exchange request in excess of 1% of the fund's total assets.

* change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions.

*   change its minimum investment amounts.

* delay sending out redemption proceeds for up to seven days (generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions).

The fund also reserves the right to make a "redemption in kind" -- payment in portfolio securities rather than cash -- if the amount you are redeeming is large enough to affect fund operations. This right may be exercised only if the amount of your redemptions exceeds the lesser of $250,000 or 1% of the fund's net assets in any 90-day period.

Written sell orders

Some circumstances require written sell orders along with signature guarantees. These include:

* amounts of $10,000 or more on accounts whose address has been changed within the last 30 days

*  requests to send the proceeds to a different payee or address

*  written sell orders of $100,000 or more

A SIGNATURE GUARANTEE helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. For joint accounts, each signature must be guaranteed. Please call 1-800-554-4611 if you have questions about obtaining a signature guarantee.

Key concepts

NET ASSET VALUE (NAV): the market value of one fund share, computed by dividing the total net assets of a fund class by its shares outstanding. The fund's Class A and Class T shares are offered to the public at NAV plus a sales charge. Classes B, C, and R are offered at NAV, but Classes B and C are subject to higher annual operating expenses and a CDSC.

DISTRIBUTIONS AND TAXES

THE FUND INTENDS TO DISTRIBUTE net realized investment income and any net realized capital gains on an annual basis each December. From time to time, the fund may make distributions in addition to those described above.

EACH SHARE CLASS WILL GENERATE a different distribution because each has different expenses. Your distributions will be reinvested in the fund unless you instruct the fund otherwise. There are no fees or sales charges on reinvestments.

FUND DIVIDENDS AND DISTRIBUTIONS ARE TAXABLE to most investors (unless your investment is in an IRA or other tax-advantaged account). The tax status of any distribution is the same regardless of how long you have been in the fund and whether you reinvest your distributions or receive them in cash. In general, distributions are federally taxable as follows:
--------------------------------------------------------------------------------

Taxability of distributions

Type of                       Tax rate for          Tax rate for

distribution                  15% bracket           28% bracket or above
--------------------------------------------------------------------------------

INCOME                        ORDINARY              ORDINARY
DIVIDENDS                     INCOME RATE           INCOME RATE

SHORT-TERM                    ORDINARY              ORDINARY
CAPITAL GAINS                 INCOME RATE           INCOME RATE

LONG-TERM
CAPITAL GAINS                 10%                   20%

Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

SERVICES FOR FUND INVESTORS

Automatic services

BUYING OR SELLING SHARES AUTOMATICALLY is easy with the services described below. With each service, you may select a schedule and amount, subject to certain restrictions. You can set up most of these services with your application, or by calling your financial representative or 1-800-554-4611.
--------------------------------------------------------------------------------

For investing


AUTOMATIC                       For making automatic investments
ASSET BUILDER(R)                from a designated bank account.

PAYROLL                         For making automatic investments
SAVINGS PLAN                    through payroll deduction.

GOVERNMENT                      For making automatic investments
DIRECT DEPOSIT                  from your federal employment,
PRIVILEGE                       Social Security or other regular
                                federal government check.

DIVIDEND                        For automatically reinvesting the
SWEEP                           dividends and distributions from
                                one fund into another
                                (not available for IRAs).
--------------------------------------------------------------------------------

For exchanging shares

AUTO-EXCHANGE                   For making regular exchanges
PRIVILEGE                       from one fund into another.
--------------------------------------------------------------------------------

For selling shares

AUTOMATIC                       For making regular withdrawals
WITHDRAWAL PLAN                 from most funds. There is no CDSC on Class B
shares, as long as the amounts withdrawn do not exceed 12% annually of the account value at the time the shareholder elects to participate in the plan.


Taxes on transactions

Except for tax-advantaged accounts, any sale or exchange of fund shares may generate a tax liability. Withdrawals or distributions from tax-deferred accounts are taxable when received.

The table above also can provide a guide for potential tax liability when selling or exchanging fund shares. "Short-term capital gains" applies to fund shares sold or exchanged up to 12 months after buying them. "Long-term capital gains" applies to shares sold or exchanged after 12 months.

Your Investment

Exchange privilege

YOU CAN EXCHANGE SHARES WORTH $500 OR MORE (no minimum for retirement accounts) from one class of the fund into the same class of another Dreyfus Founders fund or Dreyfus Premier fund. You can also exchange Class T shares into Class A shares of certain Dreyfus Premier fixed-income funds. You can request your exchange in writing or by phone, or by contacting your financial representative. Be sure to read the current prospectus for any fund into which you are exchanging before investing. Any new account established through an exchange generally has the same privileges as your original account (as long as they are available). There is currently no fee for exchanges, although you may have to pay an additional sales charge when exchanging into any fund that has a higher sales charge.

Money market exchange privilege

AS A CONVENIENCE, the fund's shareholders may exchange all or part of their investment in the fund for shares of Dreyfus Worldwide Dollar Money Market Fund, Inc., without paying a CDSC. The Dreyfus Worldwide Dollar Money Market Fund is a money market fund advised by The Dreyfus Corporation that invests in a diversified portfolio of high-quality money market instruments. THE SHARES OF DREYFUS WORLDWIDE DOLLAR MONEY MARKET FUND ARE NOT OFFERED BY THIS PROSPECTUS. Please contact your financial representative or call 1-800-554-4611 to request a copy of the current Dreyfus Worldwide Dollar Money Market Fund prospectus. Please be sure to read that prospectus carefully before investing in that fund.

TeleTransfer privilege

TO MOVE MONEY between your bank account and your mutual fund account with a phone call, use the TeleTransfer privilege. You can set up TeleTransfer on your account by providing bank account information and by following the instructions on your application, or by contacting your financial representative.

Reinvestment privilege

UPON WRITTEN REQUEST, you can reinvest up to the number of Class A, B or T shares you redeemed within 45 days of selling them at the current share price without any sales charge. If you paid a CDSC, it will be credited back to your account. This privilege may be used only once.

Account statements

EVERY FUND SHAREHOLDER automatically receives regular account statements. You will also be sent an annual statement detailing the tax characteristics of any dividends and distributions you have received.

Brokerage allocation

Subject to the policy of seeking the best execution of orders at the most favorable prices, sales of fund shares may be considered as a factor in the selection of brokerage firms to execute fund portfolio transactions. The SAI further explains the selection of brokerage firms.

INSTRUCTIONS FOR REGULAR ACCOUNTS

   TO OPEN AN ACCOUNT

            In Writing

   Complete the application.

   Mail your application and a check to:
   Dreyfus Founders Funds, Inc.
   Growth and Income Fund
   P.O. Box 6587
   Providence, RI 02940-6587
   Attn: Institutional Processing


TO ADD TO AN ACCOUNT

Fill out an investment slip, and write your account number on your check.

Mail the slip and the check to: Dreyfus Founders Funds, Inc. Growth and Income Fund P.O. Box 6587 Providence, RI 02940-6587 Attn: Institutional Processing

           By Telephone

   WIRE  Have your bank send your
investment to Boston Safe Deposit and Trust Co., with these instructions:

   * ABA# 011001234

   * DDA# 046485


   * EEC code 5650

   * Growth and Income Fund


   * the share class

   * your Social Security or tax ID number

   * name(s) of investor(s)

   * dealer number if applicable

   Call us to obtain an account number. Return your application with the account number on the application.

WIRE Have your bank send your investment to Boston Safe Deposit and Trust Co., with these instructions:

* ABA# 011001234

* DDA# 046485


* EEC code 5650

* Growth and Income Fund


* the share class

* your account number

* name(s) of investor(s)

* dealer number if applicable

ELECTRONIC CHECK Same as wire, but before your account number insert "275" for Class A, "276" for Class B, "277" for Class C, "278" for Class R, or "279" for Class T.


TELETRANSFER Request TeleTransfer on your application. Call us to request your transaction.

           Automatically

   WITH AN INITIAL INVESTMENT  Indicate
on your application which automatic service(s) you want. Return your application with your investment.

ALL SERVICES Call us at 1-800-554-4611 or call your financial representative to request a form to add any automatic investing service (see "Services for Fund Shareholders"). Complete and return the form along with any other required materials.


TO SELL SHARES

Write a letter of instruction that includes:

* your name(s) and signature(s)

* your account number

* Growth and Income Fund

* the dollar amount you want to sell

* how and where to send the proceeds

Obtain a signature guarantee or other  documentation, if required (see page 10)

Mail your request to: Dreyfus Founders Funds, Inc. P.O. Box 6587, Providence, RI 02940-6587 Attn: Institutional Processing


TELETRANSFER Call us or your financial representative to request your transaction. Be sure the fund has your bank account information on file. Proceeds will be sent to your bank by electronic check.

AUTOMATIC WITHDRAWAL PLAN Call us or your financial representative to request a form to add the plan. Complete the form, specifying the amount and frequency of withdrawals you would like.

Be sure to maintain an account balance of $5,000 or more.

To open an account, make subsequent investments or sell shares, please contact your financial representative or call toll free in the U.S. 1-800-554-4611. Make checks payable to: DREYFUS FOUNDERS FUNDS, INC.

Key concepts

WIRE TRANSFER: for transferring money from one financial institution to another. Wiring is the fastest way to move money, although your bank may charge a fee to send or receive wire transfers. Wire transfers from the fund are subject to a $1,000 minimum.

ELECTRONIC CHECK: for transferring money out of a bank account. Your transaction is entered electronically, but may take up to eight business days to clear. Electronic checks usually are available without a fee at all Automated Clearing House (ACH) banks.

Your Investment

INSTRUCTIONS FOR IRAS

   TO OPEN AN ACCOUNT

            In Writing

   Complete an IRA application, making sure to specify the fund name and to indicate the year the contribution is for.

   Mail your application and a check to:
The Dreyfus Trust Company, Custodian P.O. Box 6427 Providence, RI 02940-6427
Attn: Institutional Processing

TO ADD TO AN ACCOUNT

Fill out an investment slip, and write your account number on your check. Indicate the year the contribution is for.

Mail the slip and the check to: The Dreyfus Trust Company, Custodian P.O. Box 6427 Providence, RI 02940-6427 Attn: Institutional Processing

           By Telephone

WIRE Have your bank send your investment to Boston Safe Deposit and Trust Co., with these instructions:

* ABA# 011001234

* DDA# 046485


* EEC code 5650

* Growth and Income Fund


* the share class * your account number

* name(s) of investor(s)

* the contribution year

* dealer number if applicable


ELECTRONIC CHECK Same as wire, but before your account number insert "275" for Class A, "276" for Class B, "277" for Class C, "278" for Class R, or "279" for Class T.


            Automatically

ALL SERVICES Call us or your financial representative to request a form to add any automatic investing service (see "Services for Fund Investors"). Complete and return the form along with any other required materials. All contributions will count as current year.

TO SELL SHARES

Write a letter of instruction that includes:

* your name and signature

* your account number

* Growth and Income Fund

* the dollar amount you want to sell

* how and where to send the proceeds

* whether the distribution is qualified or premature

* whether the 10% TEFRA should be withheld

Obtain a signature guarantee or other documentation, if required (see page 10).

Mail your request to: The Dreyfus Trust Company P.O. Box 6427 Providence, RI 02940-6427 Attn: Institutional Processing


SYSTEMATIC WITHDRAWAL PLAN Call us to request instructions to establish the plan.

For information and assistance, contact your financial representative or call toll free in the U.S. 1-800-554-4611. Make checks payable to: THE DREYFUS TRUST COMPANY, CUSTODIAN.

[Application p1]

[Application p2]

NOTES

For More Information

Dreyfus Founders Growth and Income Fund

A series of Dreyfus Founders Funds, Inc.
---------------------------------------

SEC file number:  811-01018

More information on this fund is available to you free of charge.

Annual/Semiannual Report

Annual and semiannual reports contain the fund's financial statements, portfolio holdings and historical performance. You will also find a discussion of the market conditions and investment strategies that significantly affected the fund's performance in these reports.

Statement of Additional Information (SAI)

A current SAI containing more detailed information about the fund and its policies has been filed with the Securities and Exchange Commission and is incorporated by reference and legally considered a part of this prospectus.

You can request copies of the annual and semiannual reports and the SAI, and obtain other information.

To obtain information:

BY TELEPHONE Call your financial representative or 1-800-554-4611

BY MAIL Write to: Dreyfus Founders Funds 144 Glenn Curtiss Boulevard Uniondale, NY 11556-0144

ON THE INTERNET Text-only versions of fund documents can be viewed online or downloaded from the Securities and Exchange Commission's Internet site at: http:
//www.sec.gov

BY MAIL OR IN PERSON from the Securities and Exchange Commission (you will pay a copying fee) Visit or write: SEC's Public Reference Section Washington, DC 20549-6009 1-800-SEC-0330

Dreyfus Founders Funds are managed by Founders Asset Management LLC.

Founders and Founders Funds are registered trademarks of Founders Asset Management LLC.

(c) 1999 Dreyfus Service Corporation
275P1299

Dreyfus Founders International Equity Fund

Pursuing long-term growth of capital through investments in foreign securities

PROSPECTUS December 31, 1999

CLASS A, B, C, R AND T SHARES


As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

The Fund

      Dreyfus Founders International Equity Fund
      ------------------------------------------

                                       Ticker Symbols      CLASS A: FOIAX

                                                           CLASS B: FOIDX

                                                           CLASS C: FOICX

                                                           CLASS R: FOIRX

                                                           CLASS T: FOIUX

Contents

The Fund
--------------------------------------------------------------------------------

Investment Approach                                                     194

Main Risks                                                              195

Past Performance                                                        196

Expenses                                                                197

More About Investment Objective,
Strategies and Risks                                                    199

Management                                                              202

Financial Highlights                                                    203

Your Investment
--------------------------------------------------------------------------------

Account Policies                                                        204

Distributions and Taxes                                                 208

Services for Fund Investors                                             209

Brokerage Allocation                                                    210

Instructions for Regular Accounts                                       211

Instructions for IRAs                                                   213

For More Information
--------------------------------------------------------------------------------

INFORMATION ON THE FUND'S RECENT STRATEGIES AND HOLDINGS CAN BE FOUND IN THE CURRENT ANNUAL/SEMIANNUAL REPORT. SEE BACK COVER.

INVESTMENT APPROACH

The fund seeks long-term growth of capital. To pursue this goal, the fund normally invests at least 65% of its total assets in foreign equity securities from a minimum of three countries outside the United States, including both established and emerging economies. The fund will not invest more than 50% of its assets in the securities of any one foreign country. Although the fund intends to invest substantially all of its assets in issuers located outside the United States, it may at times invest in U.S.-based companies.


Founders Asset Management LLC ("Founders") manages the fund using a "growth style" of investing. Founders uses a consistent, "bottom-up" approach to build equity portfolios, searching one by one for companies whose fundamental strengths suggest the potential to provide superior earnings growth over time.


Key concepts


The fund offers multiple classes of shares. This prospectus describes shares of Classes A, B, C, R and T. The fund's other class of shares, Class F, is offered by a separate prospectus and is generally available only to shareholders who continuously maintainted an account with any Dreyfus Founders fund since December 30, 1999. All share classes of the fund invest in the same underlying portfolio of securities and have the same management team. However, because of different charges, fees and expenses, the performance of the fund's share classes will vary.

MAIN RISKS

The primary risks of investing in this fund are:

*    FOREIGN   INVESTMENT  RISK.   Investments  in  foreign  securities  involve
     different risks than U.S. investments. These risks include:

     * MARKET RISK. Foreign markets have substantially less volume than U.S. markets, and are not generally as liquid as, and may be more volatile than, those in the United States. Brokerage commissions and other transaction costs are generally higher than in the United States, and settlement periods are longer.

     * REGULATORY RISK. There may be less governmental supervision of foreign stock exchanges, securities brokers and issuers of securities, and less public information about foreign companies. Also, accounting, auditing, and financial reporting standards are less uniform than in the United States. Exchange control regulations or currency restrictions could prevent cash from being brought back to the United States. The fund may be subject to withholding taxes and could experience difficulties in pursuing legal remedies and collecting judgments.

     * POLITICAL RISK. Foreign investments may be subject to expropriation or confiscatory taxation; limitations on the removal of funds or other assets of the fund; and political, economic or social instability.

     * CURRENCY EXCHANGE RISK. Since the fund's assets are invested primarily in foreign securities, and since substantially all of the fund's revenues are received in foreign currencies, the fund's net asset value will be affected by changes in currency exchange rates to a greater extent than other funds. The fund pays dividends in dollars and incurs currency conversion costs.

     * EMERGING MARKETS RISK. A country that is in the initial stages of its industrial cycle is considered to be an emerging markets country. Such countries are subject to more economic, political and business risk than major industrialized nations, and the securities issued by companies located there may be more volatile, less liquid and more uncertain.

Key concepts

FOREIGN SECURITIES: securities of issuers, wherever organized, that have their principal business activities outside of the United States. Founders considers where the issuer's assets are located, whether the majority of the issuer's gross income is earned outside of the United States, or whether the issuer's principal stock exchange listing is outside of the United States.

The Fund

PAST PERFORMANCE

The following information provides an indication of the risks of investing in the fund by showing how the performance of the fund's Class F shares has varied from year to year and by comparing this information to a broad measure of market performance. Performance figures reflect the reinvestment of dividends. Past performance is no guarantee of future results.

Class A, B, C, R and T shares are new, and past performance is not available for those classes as of the date of this prospectus. Performance for these share classes will vary from, and may be lower than, the performance of Class F shares due to differences in sales charges and expenses.
--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)

CLASS F SHARES

[Exhibit A]

BEST QUARTER:                    Q1 '98                         +14.69%

WORST QUARTER:                   Q3 '98                         -14.58%

THE YEAR-TO-DATE TOTAL RETURN FOR THE FUND'S CLASS F SHARES AS OF SEPTEMBER 30, 1999 WAS 13.54%.
--------------------------------------------------------------------------------

Average annual total returns AS OF 12/31/98

                                                               Since
                                      1 Year                   inception*
--------------------------------------------------------------------------------

INTERNATIONAL EQUITY
FUND -- CLASS F                          17.01%                  17.18%

MORGAN STANLEY CAPITAL INTERNATIONAL
WORLD EX. U.S. INDEX                     18.77%                   9.06%

*  INCEPTION DATE 12/29/95.

THE MORGAN STANLEY CAPITAL INTERNATIONAL WORLD EX. U.S. INDEX IS AN AVERAGE OF THE PERFORMANCE OF SELECTED SECURITIES LISTED ON THE STOCK EXCHANGES OF EUROPE, CANADA, AUSTRALIA, NEW ZEALAND AND THE FAR EAST. "SINCE INCEPTION" PERFORMANCE DATA FOR THE INDEX IS FROM DECEMBER 31, 1995 THROUGH DECEMBER 31, 1998.

What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

EXPENSES

The following table will help you understand the various costs and expenses you will incur directly or indirectly as an investor in the fund.

* Each class of shares, other than Class R, has transaction fees. These transaction fees vary by class and also vary based on the length of time you hold shares in the fund and the amount of your investment.

* You will find details about reduced sales charges in the "Account Policies" section of this prospectus.

Fee table

                                                              CLASS A        CLASS B         CLASS C        CLASS R        CLASS T
------------------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION FEES (FEES PAID FROM YOUR ACCOUNT)

Maximum front-end sales charge on purchases

AS A % OF OFFERING PRICE                                      5.75            NONE           NONE           NONE           4.50

Maximum contingent deferred sales charge (CDSC)

AS A % OF PURCHASE OR SALE PRICE, WHICHEVER IS LESS           NONE*           4.00           1.00           NONE           NONE*

Maximum sales charge on reinvested
dividends/distributions                                       NONE            NONE           NONE           NONE           NONE
------------------------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES PAID FROM FUND ASSETS)

% OF AVERAGE DAILY NET ASSETS

Management fees                                               1.00            1.00           1.00           1.00           1.00

Rule 12b-1 fee                                                NONE            0.75           0.75           NONE           0.25

Shareholder services fee                                      0.25            0.25           0.25           NONE           0.25

Other expenses**                                              0.67            0.67           0.67           0.67           0.67
------------------------------------------------------------------------------------------------------------------------------------

TOTAL ANNUAL FUND OPERATING EXPENSES
(WITHOUT REIMBURSEMENTS/WAIVERS OR CREDITS)                   1.92            2.67           2.67           1.67           2.17

TOTAL ANNUAL FUND OPERATING EXPENSES
(WITH REIMBURSEMENTS/WAIVERS OR CREDITS)***                   1.80            2.55           2.55           1.55           2.05

* SHARES BOUGHT WITHOUT AN INITIAL SALES CHARGE AS PART OF AN INVESTMENT OF $1 MILLION OR MORE MAY BE CHARGED A CDSC OF 1.00% IF REDEEMED WITHIN ONE YEAR.

** "OTHER EXPENSES" ARE ESTIMATED FOR THE CURRENT FISCAL YEAR BASED ON EXPENSES FOR CLASS F SHARES FOR THE FUND'S LAST FISCAL YEAR. THESE EXPENSES INCLUDE CUSTODIAN, TRANSFER AGENCY AND ACCOUNTING AGENT FEES, AND OTHER CUSTOMARY FUND EXPENSES.

*** EXPENSES AFTER REIMBURSEMENTS, WAIVERS AND CREDITS INCLUDE EXPENSE OFFSETS FROM CREDITS EARNED ON UNINVESTED CASH HELD OVERNIGHT AT THE CUSTODIAN. FURTHER, FOUNDERS HAS AGREED TO LIMIT THE TOTAL EXPENSES OF THE FUND PURSUANT TO A CONTRACTUAL COMMITMENT SO THAT "TOTAL ANNUAL FUND OPERATING EXPENSES (WITH REIMBURSEMENTS/ WAIVERS OR CREDITS)" WILL NOT EXCEED 1.80% FOR CLASS A, 2.55% FOR CLASSES B AND C, 1.55% FOR CLASS R AND 2.05% FOR CLASS T. THIS LIMIT WILL EXTEND THROUGH AT LEAST MAY 31, 2000 AND WILL NOT BE TERMINATED WITHOUT THE PRIOR APPROVAL OF THE FUND'S BOARD OF DIRECTORS.

Expense example

                         1 Year     3 Years     5 Years     10 Years
--------------------------------------------------------------------

CLASS A                    $759      $1,143      $1,552       $2,689

CLASS B
WITH REDEMPTION            $670      $1,129      $1,615       $2,656*
WITHOUT REDEMPTION         $270        $829      $1,415       $2,656*

CLASS C
WITH REDEMPTION            $370        $829      $1,415       $3,003
WITHOUT REDEMPTION         $270        $829      $1,415       $3,003

CLASS R                    $170        $526        $907       $1,976

CLASS T                    $660      $1,099      $1,562       $2,841

* ASSUMES CONVERSION OF CLASS B TO CLASS A AT END OF THE SIXTH YEAR FOLLOWING THE DATE OF PURCHASE.

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. Because actual return and expenses will be different, the example is for comparison only.

Key concepts

MANAGEMENT FEE: a fee paid to Founders for managing the fund's portfolio.

RULE 12B-1 FEE: the fee paid to finance the sale and distribution of Class B, C and T shares. Because this fee is paid out of the fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

SHAREHOLDER SERVICES FEE: the fee paid to the fund's distributor for providing shareholder services to the holders of Class A, B, C and T shares.

CONTINGENT DEFERRED SALES CHARGE (CDSC): a back-end sales charge payable if shares are redeemed within a certain time period.

The Fund

MORE ABOUT INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

This section discusses other investment strategies used by the fund and provides in more detail the risks associated with those strategies. Although Founders might not always use all of the different techniques and investments described below, some of these techniques are designed to help reduce investment or market risks. The Statement of Additional Information contains more detailed information about the fund's investment policies and risks.

Other portfolio investments and strategies

FIXED-INCOME SECURITIES. While the fund generally emphasizes investments in equity securities, such as common stocks and preferred stocks, it may also invest in fixed-income securities when Founders believes these investments offer opportunities for capital appreciation. Fixed-income securities in which the fund might invest include bonds, debentures, and other corporate or government obligations.

ADRS. The fund may invest without limit in American Depositary Receipts and American Depositary Shares (collectively, "ADRs"). ADRs are receipts representing shares of a foreign corporation held by a U.S. bank that entitle the holder to all dividends and capital gains on the underlying foreign shares. ADRs are denominated in U.S. dollars and trade in the U.S. securities markets.

ADRs are subject to some of the same risks as direct investments in foreign securities, including the risk that material information about the issuer may not be disclosed in the United States and the risk that currency fluctuations may adversely affect the value of the ADR.

SECURITIES THAT ARE NOT READILY MARKETABLE. The fund may invest up to 15% of its net assets in securities that are not "readily marketable." A security is not readily marketable if it cannot be sold within seven days in the ordinary course of business for approximately the amount it is valued.


A restricted security is one that has a contractual restriction on its resale or which cannot be sold publicly until it is registered with the Securities and Exchange Commission ("SEC"). Certain restricted securities are eligible for resale to qualified institutional purchasers (Rule 144A securities) and may be readily marketable. Rule 144A securities that are readily marketable are not subject to the 15% limit discussed above. Founders monitors holdings of 144A securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity. However, it is possible that the market for 144A securities can change, and it may become difficult to sell these securities, or to sell them at a reasonable price, if institutional purchasers lose interest in the investment.

Investments in illiquid securities, which may include restricted securities, involve certain risks to the extent that the fund may be unable to dispose of such a security at the time desired or at a reasonable price. In addition, in order to sell a restricted security, the fund might have to bear the expense and incur the delays associated with registering the shares with the SEC.

HEDGING AND DERIVATIVE INSTRUMENTS. The fund can enter into futures contracts and forward contracts, and may purchase and/or write (sell) put and call options on securities, securities indexes, futures contracts, and foreign currencies. These are sometimes referred to as "derivative" instruments, since their values are derived from an underlying security, index or other financial instrument. The fund may use derivative instruments to engage in hedging strategies but does not use them for speculative purposes. The fund has limits on the use of derivatives and is not required to use them in seeking its investment objective.

Some of these strategies may hedge the fund's portfolio against price fluctuations. Other hedging strategies, such as buying futures and call options, would tend to increase the fund's exposure to the securities market. Forward contracts may be used to try to manage foreign currency risks on the fund's foreign investments. Option trading involves the payment of premiums and has special tax effects on the fund.

There are special risks in using particular hedging strategies. Using derivatives can cause the fund to lose money on its investments and/or increase the volatility of its share prices. In addition, the successful use of derivatives draws upon skills and experience that are different from those needed to select the other securities in which the fund invests. Should interest rates or the prices of securities or financial indexes move in an unexpected manner, the fund may not achieve the desired benefit of these instruments, or may realize losses and be in a worse position than if the instruments had not been used. The fund could also experience losses if the prices of its derivative positions were not correlated with its other investments or if it could not close out a position because of an illiquid market.

The fund's investments in derivatives are subject to the fund's Internal Derivatives Policy, which may be changed without shareholder approval.

TEMPORARY DEFENSIVE INVESTMENTS. In times of unstable or adverse market or economic conditions, up to 100% of the fund's assets can be invested in temporary defensive instruments in an effort to enhance liquidity or preserve capital. Temporary defensive investments generally would include cash, cash equivalents such as commercial paper, money market instruments, short-term debt securities, U.S. government securities, or repurchase agreements. The fund also could hold these types of securities pending the investment of proceeds from the sale of fund shares or portfolio securities, or to meet anticipated redemptions of fund shares. To the extent the fund invests defensively in these securities, it might not achieve its investment objective.

PORTFOLIO TURNOVER. The fund does not have any limitations regarding portfolio turnover. The fund may engage in short-term trading to try to achieve its objective and may have portfolio turnover rates in excess of 100%. A portfolio turnover rate of 100% is equivalent to the fund buying and selling all of the securities in its portfolio once during the course of a year. The portfolio turnover rate of the fund may be higher than some other mutual funds with the same investment objective. Higher portfolio turnover rates increase the brokerage costs the fund pays and may adversely affect its performance. If the fund realizes capital gains when it sells portfolio investments, it generally must pay those gains out to shareholders, increasing their taxable distributions. This may adversely affect the after-tax performance of the fund for shareholders with taxable accounts. The fund's portfolio turnover rates for prior years are included in the "Financial Highlights" section of this prospectus. The fund's current and future portfolio turnover rates may differ significantly from its historical portfolio turnover rates.

More about risk

Like all investments in securities, you risk losing money by investing in the fund. The fund's investments are subject to changes in their value from a number of factors.

* STOCK MARKET RISK. The value of the stocks and other securities owned by the fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence

* COMPANY RISK. The stocks in the fund's portfolio may not perform as expected. Other factors can affect a particular stock's price, such as poor earnings reports by the issuer, loss of major customers or management team members, major litigation against the issuer, or changes in government regulations affecting the issuer or its industry.

The Fund

*    OPPORTUNITY  RISK.  There  is the  risk  of  missing  out on an  investment
     opportunity   because  the  assets  necessary  to  take  advantage  of  the opportunity are held in other investments.

* INVESTMENT STYLE RISK. Market performance tends to be cyclical, and during various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the fund's growth style of investing, the fund's gains may not be as big as, or its losses may be bigger than, other funds using different investment styles.


* INITIAL PUBLIC OFFERINGS. The fund invests in initial public offerings ("IPOs"). Part of the historical performance of the fund is due to the allocation to the fund of securities sold in IPOs. The effect of IPOs on the fund's performance depends on a variety of factors, including the number of IPOs the fund invests in, whether and to what extent a security purchased in an IPO appreciates in value, and the asset base of the fund. There is no guarantee that the fund's investments in IPOs, if any, will continue to have a similar impact on the fund's performance.


* RISK OF FIXED-INCOME INVESTMENTS. The fund's investments in fixed-income securities are subject to interest rate risk and credit risk.

* INTEREST RATE RISK. When interest rates change, the value of the fixed-income portion of the fund will be affected. An increase in interest rates tends to reduce the market value of debt securities, while a decline in interest rates tends to increase their values.

* CREDIT RISK. The value of the debt securities held by the fund fluctuates with the credit quality of the issuers of those securities. Credit risk relates to the ability of the issuer to make payments of principal and interest when due, including default risk.


* YEAR 2000 RISK. The fund could be adversely affected if the computer systems used by Founders and the fund's other service providers do not properly process and calculate date-related information on or after January 1, 2000. Founders is working to avoid year 2000-related problems in its systems and to obtain assurances from other service providers that they are taking similar steps. In addition, issuers of securities in which the fund invests may be adversely affected by year 2000-related problems. This could have an impact on the value of the fund's investments and the fund's share prices.

MANAGEMENT

Founders serves as investment adviser to the fund and is responsible for selecting the fund's investments and handling its day-to-day business. Founders' corporate offices are located at 2930 East Third Avenue, Denver, Colorado 80206


Founders and its predecessor companies have operated as investment advisers since 1938. Founders also serves as investment adviser to other series funds of Dreyfus Founders Funds, Inc. (the "company"), as well as serving as adviser or sub-adviser to a number of other investment companies and private accounts. Founders is the growth specialist affiliate of The Dreyfus Corporation, a leading mutual fund complex with more than $118 billion in its mutual fund portfolios as of September 30, 1999. Founders and Dreyfus are investment subsidiaries of Mellon Financial Corporation, a broad-based global financial services company.


In addition to managing the fund's investments, Founders also provides certain related administrative services to the fund. For these investment and administrative services, the fund pays Founders a management fee. The fund's management fee for the fiscal year ended December 31, 1998 was 1.00% of the fund's average daily net assets.


To facilitate day-to-day fund management, Founders uses a lead manager and team system. Each team is composed of members of the investment department, including lead portfolio managers, portfolio traders and research analysts. Each individual offers ideas, information, knowledge and expertise to assist in the management of the fund. Daily decisions on security selection for the fund are made by the lead portfolio manager. Through participation in the team process, the manager uses the input, research and advice of the rest of the management team in making purchase and sale decisions.

Douglas A. Loeffler, vice president of investments and chartered financial analyst, has been the fund's portfolio manager since 1997. Mr. Loeffler has also managed the foreign portion of Dreyfus Founders Worldwide Growth Fund since July 1999 and served as co-lead portfolio manager for Dreyfus Founders Mid-Cap Growth Fund from 1997 until March 1998. He joined Founders in 1995 as a senior international equities analyst and previously served as assistant portfolio manager for the fund. Mr. Loeffler has also served as a portfolio manager for The Dreyfus Corporation since February 1999. Before joining Founders, he spent seven years with Scudder, Stevens & Clark as an international equities analyst and quantitative analyst. A graduate of Washington State University, Mr. Loeffler received an MBA in finance from the University of Chicago.

Founders has a personal securities trading policy (the "Policy") which restricts the personal securities transactions of its employees. Its primary purpose is to ensure that personal trading by Founders employees does not disadvantage any Founders-managed fund. Founders portfolio managers and other investment personnel who comply with the Policy's preclearance and disclosure procedures may be permitted to purchase, sell or hold certain types of securities which also may be or are held in the fund(s) they advise.


The Fund

FINANCIAL HIGHLIGHTS


The following table describes the performance of Class F shares of the fund for the five years ended December 31, 1998 and the six months ended June 30, 1999. Certain information reflects financial results for a single fund share. Since Class A, B, C, R and T shares are new, financial information is not available for those classes as of the date of this prospectus.


"Total return" shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. The financial information for the six months ended June 30, 1999 is unaudited. The financial information for the three years ended December 31, 1998 has been audited by PricewaterhouseCoopers LLP, independent accountants. Another independent accounting firm audited the prior years' information. PricewaterhouseCoopers LLP's report, along with the fund's financial statements, is included in the company's 1998 annual report to shareholders, which is available upon request.

                                       (UNAUDITED)

                                                          SIX MONTHS ENDED JUNE 30,                 YEAR ENDED DECEMBER 31,
 CLASS F                                                               1999                 1998       1997      1996       1995(1)
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)

 Net asset value -- beginning of period                               14.03                12.05     11.86      10.00      10.00

Income from investment operations:

    Net investment income or (loss)                                    0.04                 0.03    (0.01)     (0.01)       0.00

    Net gains or (losses) on securities
    (both realized and unrealized)                                     1.02                 2.02      1.89       1.87       0.00

 Total from investment operations                                      1.06                 2.05      1.88       1.86       0.00

Less dividends and distributions:

    From net investment income                                         0.00                 0.00      0.00       0.00       0.00

    From net realized gains                                            0.00               (0.07)    (1.69)       0.00       0.00

 Total distributions                                                   0.00               (0.07)    (1.69)       0.00       0.00

 Net asset value -- end of period                                     15.09                14.03     12.05      11.86      10.00

 Total return (%)                                                      7.56                17.01     16.10      18.60       0.00
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Net expenses to average net assets (%)(2)                           1.80(3)                1.80      1.85       1.94         --

 Gross expenses to average net assets (%)(2)                         1.83(3)                1.83      1.89       2.00         --

 Ratio of net investment income (loss)
 to average net assets (%)(2)                                        0.66(3)                0.02    (0.21)     (0.15)         --

 Portfolio turnover rate (%)(4)                                        173                  148       164         71         --
------------------------------------------------------------------------------------------------------------------------------------

 Net assets -- end of period ($ x 1,000)                            23,742               18,938    15,740     10,119        767

(1) FROM DECEMBER 29, 1995 (COMMENCEMENT OF INITIAL OFFERING) TO DECEMBER 31, 1995.

(2) IN THE ABSENCE OF VOLUNTARY EXPENSE REIMBURSEMENTS FROM FOUNDERS, THE "RATIOS OF NET EXPENSES TO AVERAGE NET ASSETS" WOULD HAVE BEEN 1.91% (1999), 1.89% (1998), 2.01% (1997) AND 2.46% (1996), THE "RATIOS OF GROSS EXPENSES TO
AVERAGE NET ASSETS" WOULD HAVE BEEN 1.94% (1999), 1.92% (1998), 2.05% (1997) AND
2.52% (1996), AND THE "RATIOS OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS" WOULD HAVE BEEN 0.55% (1999), (0.07%) (1998), (0.37%) (1997) AND (0.67%) (1996)

(3) ANNUALIZED.

(4) "PORTFOLIO TURNOVER RATE" IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING TWELVE-MONTH PERIOD. ACCORDINGLY, THE PORTFOLIO TURNOVER RATE FOR THE PERIOD ENDED JUNE 30, 1999 IS FROM JULY 1, 1998 TO JUNE 30, 1999.

Your Investment

ACCOUNT POLICIES


YOU WILL NEED TO CHOOSE A SHARE CLASS before making an initial investment. Selecting a class in which to invest depends on a number of factors, including the amount and intended length of your investment. In making your choice, you should weigh the impact of all potential costs over the length of your investment, including sales charges and annual fees. For example, in some instances, it can be more economical to pay an initial sales charge than to choose a class with no initial sales charge but with higher annual fees and a contingent deferred sales charge (CDSC).


IN SELECTING A CLASS, consider the following:

* CLASS A SHARES may be appropriate if you prefer to pay the fund's sales charge when you purchase shares rather than upon the sale of your shares, if you want to take advantage of the reduced sales charges available on larger investments, and/or if you have a longer-term investment horizon. Class A shares have no Rule 12b-1 fee.

* CLASS B SHARES may be appropriate if you wish to avoid a front-end sales charge, if you want to put 100% of your investment dollars to work immediately, and/or if you have a longer-term investment horizon. Class B shares convert automatically to Class A shares after the Class B shares are held for six years.

* CLASS C SHARES may be appropriate if you wish to avoid a front-end sales charge, if you want to put 100% of your investment dollars to work immediately, and/or if you have a shorter-term investment horizon.

* CLASS R SHARES are designed for eligible institutions on behalf of their clients. Individuals may not purchase these shares directly.

* CLASS T SHARES may be appropriate if you prefer to pay the fund's sales charge when you purchase shares rather than upon the sale of your shares, if you want to take advantage of the reduced sales charges available on larger investments, and if you have a shorter-term investment horizon.


Two ways to reduce sales charges

LETTER OF INTENT: if you agree to purchase at least $50,000 of the fund's shares (or any other Dreyfus Founders and Dreyfus Premier fund sold with a sales charge) over a 13-month period, you pay a reduced sales charge as if you had invested the full amount all at once.


RIGHT OF ACCUMULATION: allows you to combine your investment in this fund with all your existing investments in any other Dreyfus Founders and Dreyfus Premier fund sold with a sales charge to determine whether you meet the threshold for reduced sales charges.

CONSULT THE STATEMENT OF ADDITIONAL INFORMATION (SAI) OR YOUR FINANCIAL REPRESENTATIVE FOR MORE DETAILS.

Third-party investments

The classes of the fund offered by this prospectus are designed primarily for investors who are investing through a third party, such as a bank, broker-dealer or financial adviser, or in a 401(k) or other retirement plan. When you open a fund account with these third parties, they may impose policies, limitations and fees which are different from, or in addition to, those described in this prospectus.

Your Investment

Share class charges

EACH SHARE CLASS has its own fee structure. In some cases, you may not have to pay a sales charge to buy or sell shares. Consult your financial representative or the SAI to see whether this may apply to you. Because Class A has lower expenses than Class T, you should consider buying Class A shares if you plan to invest $1 million or more in the fund.
--------------------------------------------------------------------------------

Sales charges

CLASS A AND CLASS T -- CHARGED WHEN YOU BUY SHARES

                                                     Sales charge                               Sales charge
                                                     deducted as a %                            as a % of your
Your investment                                      of offering price                          net investment
------------------------------------------------------------------------------------------------------------------------------------
                                                     Class               Class                  Class               Class
                                                     A                   T                      A                   T
------------------------------------------------------------------------------------------------------------------------------------

Up to $49,999                                        5.75%               4.50%                  6.10%               4.70%

$50,000 -- $99,999                                   4.50%               4.00%                  4.70%               4.20%

$100,000 -- $249,999                                 3.50%               3.00%                  3.60%               3.10%

$250,000 -- $499,999                                 2.50%               2.00%                  2.60%               2.00%

$500,000 -- $999,999                                 2.00%               1.50%                  2.00%               1.50%

$1 million or more*                                  0.00%               0.00%                  0.00%               0.00%

* A 1.00% CDSC may be charged on any shares sold within one year of purchase (except shares bought through reinvestment of dividends).

Class A shares also carry an annual shareholder services fee of 0.25% of the class's average daily net assets.

Class T shares  also carry an annual  Rule 12b-1 fee of 0.25% and a  shareholder
services   fee  of   0.25%   of  the   class's   average   daily   net   assets.

--------------------------------------------------------------------------------

CLASS B -- CHARGED WHEN YOU SELL SHARES

                                    CDSC as a % of your initial
Time since                          investment or your redemption
your initial purchase               (whichever is less)
--------------------------------------------------------------------------------

Up to 2 years                       4.00%

2 -- 4 years                        3.00%

4 -- 5 years                        2.00%

5 -- 6 years                        1.00%

More than 6 years                   Shares will automatically convert
                                    to Class A, which has no CDSC

Class B shares also carry an annual Rule 12b-1 fee of 0.75% and a shareholder services fee of 0.25% of the class's average daily net assets.

--------------------------------------------------------------------------------

CLASS C -- CHARGED WHEN YOU SELL SHARES

A 1.00% CDSC is imposed on redemptions made within the first year of purchase. Class C shares also carry an annual Rule 12b-1 fee of 0.75% and a shareholder services fee of 0.25% of the class's average daily net assets.
--------------------------------------------------------------------------------

CLASS R -- NO SALES CHARGE, RULE 12B-1 FEE OR SHAREHOLDER SERVICES FEE

Buying shares

THE NET ASSET VALUE (NAV) of each class is generally calculated as of the close of regular trading on the New York Stock Exchange ("NYSE") (usually 4:00 p.m. Eastern time) every day the NYSE is open. Your order will be priced at the next NAV calculated after your order is accepted by the fund's transfer agent or other authorized entity. NAV is not calculated, and you may not conduct fund transactions, on days the NYSE is closed (generally weekends and New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day). However, the fund may conduct portfolio transactions on those days, particularly in foreign markets, which may affect the value of fund shares on days when you are not able to purchase, exchange or redeem shares.
--------------------------------------------------------------------------------

Minimum investments

Account type                       Initial            Additional
--------------------------------------------------------------------------------

REGULAR ACCOUNTS                   $1,000             $100; $500 FOR
                                                      TELETRANSFER INVESTMENTS

TRADITIONAL IRAS                   $750               NO MINIMUM

SPOUSAL IRAS                       $750               NO MINIMUM

ROTH IRAS                          $750               NO MINIMUM

EDUCATION IRAS                     $500               NO MINIMUM
                                                      AFTER THE FIRST YEAR

AUTOMATIC                          $100               $100
INVESTMENT PLANS

All investments must be in U.S. dollars. Third-party checks cannot be accepted. You may be charged a fee for any check that does not clear. Maximum TeleTransfer purchase is $150,000 per day.

THE FUND'S INVESTMENTS ARE VALUED based on market value or, where market quotations are not readily available, on fair value as determined in good faith by the company's board of directors ("board"), or pursuant to procedures approved by the board.

ORDERS TO BUY AND SELL SHARES received by dealers by the close of trading on the NYSE and transmitted to the distributor or its designee by the close of its business day (normally 5:15 p.m. Eastern time) will be based on the NAV determined as of the close of trading on the NYSE that day.

Selling shares

YOU MAY SELL (REDEEM) SHARES AT ANY TIME. Your shares will be sold at the next NAV calculated after your order is accepted by the company's transfer agent or other authorized entity. Your order will be processed promptly, and you will generally receive the proceeds within a week.

TO KEEP YOUR CDSC AS LOW AS POSSIBLE, each time you request to sell shares, the fund will first sell shares that are not subject to a CDSC, and then sell those subject to the lowest charge. The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on shares you acquired by reinvesting your dividends. There are certain instances when you may qualify to have the CDSC waived. Consult the SAI for details.

BEFORE SELLING RECENTLY PURCHASED SHARES, please note that if the fund has not yet collected payment for the shares you are selling, it may delay sending the proceeds until it has collected payment.

General policies

IF YOUR ACCOUNT FALLS BELOW $500, you may be asked to increase your balance. If it is still below $500 after 30 days, the fund may close your account and send you the proceeds to the address on record.

UNLESS YOU DECLINE TELEPHONE PRIVILEGES on your application, you may be responsible for any fraudulent telephone orders as long as reasonable measures were taken to verify the order.

THE FUND RESERVES THE RIGHT TO:

* refuse any purchase or exchange request that could adversely affect the fund or its operations, including those from any individual or group that, in the fund's view, is likely to engage in excessive trading (usually defined as more than four exchanges out of the fund within a calendar year).

* refuse any purchase or exchange request in excess of 1% of the fund's total assets.

* change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions.

*   change its minimum investment amounts.

* delay sending out redemption proceeds for up to seven days (generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions).

The fund also reserves the right to make a "redemption in kind" -- payment in portfolio securities rather than cash -- if the amount you are redeeming is large enough to affect fund operations. This right may be exercised only if the amount of your redemptions exceeds the lesser of $250,000 or 1% of the fund's net assets in any 90-day period.

Written sell orders

Some circumstances require written sell orders along with signature guarantees. These include:

* amounts of $10,000 or more on accounts whose address has been changed within the last 30 days

*  requests to send the proceeds to a different payee or address

*  written sell orders of $100,000 or more

A SIGNATURE GUARANTEE helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. For joint accounts, each signature must be guaranteed. Please call 1-800-554-4611 if you have questions about obtaining a signature guarantee.

Key concepts

NET ASSET VALUE (NAV): the market value of one fund share, computed by dividing the total net assets of a fund class by its shares outstanding. The fund's Class A and Class T shares are offered to the public at NAV plus a sales charge. Classes B, C, and R are offered at NAV, but Classes B and C are subject to higher annual operating expenses and a CDSC.

DISTRIBUTIONS AND TAXES

THE FUND INTENDS TO DISTRIBUTE net realized investment income and any net realized capital gains on an annual basis each December. From time to time, the fund may make distributions in addition to those described above.

EACH SHARE CLASS WILL GENERATE a different distribution because each has different expenses. Your distributions will be reinvested in the fund unless you instruct the fund otherwise. There are no fees or sales charges on reinvestments.

FUND DIVIDENDS AND DISTRIBUTIONS ARE TAXABLE to most investors (unless your investment is in an IRA or other tax-advantaged account). The tax status of any distribution is the same regardless of how long you have been in the fund and whether you reinvest your distributions or receive them in cash. In general, distributions are federally taxable as follows:
--------------------------------------------------------------------------------

Taxability of distributions

Type of                       Tax rate for          Tax rate for

distribution                  15% bracket           28% bracket or above
--------------------------------------------------------------------------------

INCOME                        ORDINARY              ORDINARY
DIVIDENDS                     INCOME RATE           INCOME RATE

SHORT-TERM                    ORDINARY              ORDINARY
CAPITAL GAINS                 INCOME RATE           INCOME RATE

LONG-TERM
CAPITAL GAINS                 10%                   20%

Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

Taxes on transactions

Except for tax-advantaged accounts, any sale or exchange of fund shares may generate a tax liability. Withdrawals or distributions from tax-deferred accounts are taxable when received.

The table above also can provide a guide for potential tax liability when selling or exchanging fund shares. "Short-term capital gains" applies to fund shares sold or exchanged up to 12 months after buying them. "Long-term capital gains" applies to shares sold or exchanged after 12 months.

SERVICES FOR FUND INVESTORS

Automatic services

BUYING OR SELLING SHARES AUTOMATICALLY is easy with the services described below. With each service, you may select a schedule and amount, subject to certain restrictions. You can set up most of these services with your application, or by calling your financial representative or 1-800-554-4611.
--------------------------------------------------------------------------------

For investing


AUTOMATIC                       For making automatic investments
ASSET BUILDER(R)                from a designated bank account.

PAYROLL                         For making automatic investments
SAVINGS PLAN                    through payroll deduction.

GOVERNMENT                      For making automatic investments
DIRECT DEPOSIT                  from your federal employment,
PRIVILEGE                       Social Security or other regular
                                federal government check.

DIVIDEND                        For automatically reinvesting the
SWEEP                           dividends and distributions from
                                one fund into another
                                (not available for IRAs).
--------------------------------------------------------------------------------

For exchanging shares

AUTO-EXCHANGE                   For making regular exchanges
PRIVILEGE                       from one fund into another.
--------------------------------------------------------------------------------

For selling shares

AUTOMATIC                       For making regular withdrawals
WITHDRAWAL PLAN                 from most funds. There is no CDSC on Class B
shares, as long as the amounts withdrawn do not exceed 12% annually of the account value at the time the shareholder elects to participate in the plan.

Exchange privilege

YOU CAN EXCHANGE SHARES WORTH $500 OR MORE (no minimum for retirement accounts) from one class of the fund into the same class of another Dreyfus Founders fund or Dreyfus Premier fund. You can also exchange Class T shares into Class A shares of certain Dreyfus Premier fixed-income funds. You can request your exchange in writing or by phone, or by contacting your financial representative. Be sure to read the current prospectus for any fund into which you are exchanging before investing. Any new account established through an exchange generally has the same privileges as your original account (as long as they are available). There is currently no fee for exchanges, although you may have to pay an additional sales charge when exchanging into any fund that has a higher sales charge.

Money market exchange privilege

AS A CONVENIENCE, the fund's shareholders may exchange all or part of their investment in the fund for shares of Dreyfus Worldwide Dollar Money Market Fund, Inc., without paying a CDSC. The Dreyfus Worldwide Dollar Money Market Fund is a money market fund advised by The Dreyfus Corporation that invests in a diversified portfolio of high-quality money market instruments. THE SHARES OF DREYFUS WORLDWIDE DOLLAR MONEY MARKET FUND ARE NOT OFFERED BY THIS PROSPECTUS. Please contact your financial representative or call 1-800-554-4611 to request a copy of the current Dreyfus Worldwide Dollar Money Market Fund prospectus. Please be sure to read that prospectus carefully before investing in that fund.

TeleTransfer privilege

TO MOVE MONEY between your bank account and your mutual fund account with a phone call, use the TeleTransfer privilege. You can set up TeleTransfer on your account by providing bank account information and by following the instructions on your application, or by contacting your financial representative.

Reinvestment privilege

UPON WRITTEN REQUEST, you can reinvest up to the number of Class A, B or T shares you redeemed within 45 days of selling them at the current share price without any sales charge. If you paid a CDSC, it will be credited back to your account. This privilege may be used only once.

Account statements

EVERY FUND SHAREHOLDER automatically receives regular account statements. You will also be sent an annual statement detailing the tax characteristics of any dividends and distributions you have received.

Brokerage allocation

Subject to the policy of seeking the best execution of orders at the most favorable prices, sales of fund shares may be considered as a factor in the selection of brokerage firms to execute fund portfolio transactions. The SAI further explains the selection of brokerage firms.

Your Investment

INSTRUCTIONS FOR REGULAR ACCOUNTS

   TO OPEN AN ACCOUNT

            In Writing

   Complete the application.

   Mail your application and a check to:
   Dreyfus Founders Funds, Inc.
   International Equity Fund
   P.O. Box 6587
   Providence, RI 02940-6587
   Attn: Institutional Processing

TO ADD TO AN ACCOUNT

Fill out an investment slip, and write your account number on your check.

Mail the slip and the check to: Dreyfus Founders Funds, Inc. International Equity Fund P.O. Box 6587 Providence, RI 02940-6587
Attn: Institutional Processing

           By Telephone

   WIRE  Have your bank send your
investment to Boston Safe Deposit and Trust Co., with these instructions:

   * ABA# 011001234

   * DDA# 046590


   * EEC code 5660

   * International Equity Fund


   * the share class

   * your Social Security or tax ID number

   * name(s) of investor(s)

   * dealer number if applicable

   Call us to obtain an account number. Return your application with the account number on the application.

WIRE Have your bank send your investment to Boston Safe Deposit and Trust Co., with these instructions:

* ABA# 011001234

* DDA# 046590


* EEC code 5660

* International Equity Fund


* the share class

* your account number

* name(s) of investor(s)

* dealer number if applicable

ELECTRONIC CHECK Same as wire, but before your account number insert "360" for Class A, "361" for Class B, "362" for Class C, "363" for Class R, or "364" for Class T.


TELETRANSFER Request TeleTransfer on your application. Call us to request your transaction.

           Automatically

   WITH AN INITIAL INVESTMENT  Indicate
on your application which automatic service(s) you want. Return your application with your investment.

ALL SERVICES Call us at 1-800-554-4611 or call your financial representative to request a form to add any automatic investing service (see "Services for Fund Shareholders"). Complete and return the form along with any other required materials.


TO SELL SHARES

Write a letter of instruction that includes:

* your name(s) and signature(s)

* your account number

* International Equity Fund

* the dollar amount you want to sell

* how and where to send the proceeds

Obtain a signature guarantee or other  documentation, if required (see page 11)

Mail your request to: Dreyfus Founders Funds, Inc. P.O. Box 6587 Providence, RI 02940-6587 Attn: Institutional Processing


TELETRANSFER Call us or your financial representative to request your transaction. Be sure the fund has your bank account information on file. Proceeds will be sent to your bank by electronic check.

AUTOMATIC WITHDRAWAL PLAN Call us or your financial representative to request a form to add the plan. Complete the form, specifying the amount and frequency of withdrawals you would like.

Be sure to maintain an account balance of $5,000 or more.

To open an account, make subsequent investments or sell shares, please contact your financial representative or call toll free in the U.S. 1-800-554-4611. Make checks payable to: DREYFUS FOUNDERS FUNDS, INC.

Key concepts

WIRE TRANSFER: for transferring money from one financial institution to another. Wiring is the fastest way to move money, although your bank may charge a fee to send or receive wire transfers. Wire transfers from the fund are subject to a $1,000 minimum.

ELECTRONIC CHECK: for transferring money out of a bank account. Your transaction is entered electronically, but may take up to eight business days to clear. Electronic checks usually are available without a fee at all Automated Clearing House (ACH) banks.

INSTRUCTIONS FOR IRAS

   TO OPEN AN ACCOUNT

            In Writing

   Complete an IRA application, making sure to specify the fund name and to indicate the year the contribution is for.

   Mail your application and a check to:
The Dreyfus Trust Company, Custodian P.O. Box 6427 Providence, RI 02940-6427
Attn: Institutional Processing

TO ADD TO AN ACCOUNT

Fill out an investment slip, and write your account number on your check. Indicate the year the contribution is for.

Mail the slip and the check to: The Dreyfus Trust Company, Custodian P.O. Box 6427 Providence, RI 02940-6427 Attn: Institutional Processing

           By Telephone

WIRE Have your bank send your investment to Boston Safe Deposit and Trust Co., with these instructions:

* ABA# 011001234

* DDA# 046590


* EEC code 5660

* International Equity Fund


* the share class * your account number

* name(s) of investor(s)

* the contribution year

* dealer number if applicable


ELECTRONIC CHECK Same as wire, but before your account number insert "360" for Class A, "361" for Class B, "362" for Class C, "363" for Class R, or "364" for Class T.


            Automatically

ALL SERVICES Call us or your financial representative to request a form to add any automatic investing service (see "Services for Fund Investors"). Complete and return the form along with any other required materials. All contributions will count as current year.

TO SELL SHARES

Write a letter of instruction that includes:

* your name and signature

* your account number

* International Equity Fund

* the dollar amount you want to sell

* how and where to send the proceeds

* whether the distribution is qualified or premature

* whether the 10% TEFRA should be withheld

Obtain a signature guarantee or other documentation, if required (see page 11).

Mail your request to: The Dreyfus Trust Company P.O. Box 6427 Providence, RI 02940-6427 Attn: Institutional Processing


SYSTEMATIC WITHDRAWAL PLAN Call us to request instructions to establish the plan.

For information and assistance, contact your financial representative or call toll free in the U.S. 1-800-554-4611. Make checks payable to: THE DREYFUS TRUST COMPANY, CUSTODIAN.

Your Investment

[Application p1]

[Application p2]

NOTES

For More Information

Dreyfus Founders International Equity Fund

A series of Dreyfus Founders Funds, Inc.
---------------------------------------

SEC file number:  811-01018

More information on this fund is available to you free of charge.

Annual/Semiannual Report

Annual and semiannual reports contain the fund's financial statements, portfolio holdings and historical performance. You will also find a discussion of the market conditions and investment strategies that significantly affected the fund's performance in these reports.

Statement of Additional Information (SAI)

A current SAI containing more detailed information about the fund and its policies has been filed with the Securities and Exchange Commission and is incorporated by reference and legally considered a part of this prospectus.

You can request copies of the annual and semiannual reports and the SAI, and obtain other information.

To obtain information:

BY TELEPHONE Call your financial representative or 1-800-554-4611

BY MAIL Write to: Dreyfus Founders Funds 144 Glenn Curtiss Boulevard Uniondale, NY 11556-0144

ON THE INTERNET Text-only versions of fund documents can be viewed online or downloaded from the Securities and Exchange Commission's Internet site at: http:
//www.sec.gov

BY MAIL OR IN PERSON from the Securities and Exchange Commission (you will pay a copying fee) Visit or write: SEC's Public Reference Section Washington, DC 20549-6009 1-800-SEC-0330

Dreyfus Founders Funds are managed by Founders Asset Management LLC.

Founders and Founders Funds are registered trademarks of Founders Asset Management LLC.

(c) 1999 Dreyfus Service Corporation
360P1299

Dreyfus Founders Mid-Cap Growth Fund

Pursuing capital appreciation through investments in mid-cap growth companies

PROSPECTUS December 31, 1999

CLASS A, B, C, R AND T SHARES


As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

The Fund

                                       Dreyfus Founders Mid-Cap Growth Fund
                                       -------------------------------------

                                       Ticker Symbols      CLASS A: FRSDX

                                                           CLASS B: FRSFX

                                                           CLASS C: FRSCX

                                                           CLASS R: FRSRX

                                                           CLASS T: FRSVX

Contents

The Fund
--------------------------------------------------------------------------------

Investment Approach                                                     220

Main Risks                                                              221

Past Performance                                                        222

Expenses                                                                223

More About Investment Objective,
Strategies and Risks                                                    224

Management                                                              227

Financial Highlights                                                    228

Your Investment
--------------------------------------------------------------------------------

Account Policies                                                        229

Distributions and Taxes                                                 233

Services for Fund Investors                                             234

Brokerage Allocation                                                    235

Instructions for Regular Accounts                                       236

Instructions for IRAs                                                   237

For More Information
--------------------------------------------------------------------------------

INFORMATION ON THE FUND' S RECENT STRATEGIES AND HOLDINGS CAN BE FOUND IN THE CURRENT ANNUAL/SEMIANNUAL REPORT. SEE BACK COVER.

INVESTMENT APPROACH

The fund seeks capital appreciation by emphasizing investments in equity securities of medium-size companies with favorable growth prospects. The fund normally invests at least 65% of its total assets in equity securities of companies having a market capitalization within the capitalization range of companies comprising the Standard & Poor's MidCap 400 Index. The fund also may invest in larger or smaller companies if, in the opinion of the fund's portfolio manager, they represent better prospects for capital appreciation. The fund may invest up to 30% of its total assets in foreign securities, with no more than 25% of its total assets invested in the securities of any one foreign country.


Founders Asset Management LLC (" Founders") manages the fund using a "growth style" of investing. Founders uses a consistent, "bottom-up" approach to build equity portfolios, searching one by one for companies whose fundamental strengths suggest the potential to provide superior earnings growth over time


Key concepts


The fund offers multiple classes of shares. This prospectus describes shares of Classes A, B, C, R and T. The fund's other class of shares, Class F, is offered by a separate prospectus and is generally available only to shareholders who continuously maintained an account with any Dreyfus Founders fund since December 30, 1999. All share classes of the fund invest in the same underlying portfolio of securities and have the same management team. However, because of different charges, fees and expenses, the performance of the fund's share classes will vary.

MAIN RISKS

The primary risk of investing in this fund is:

Small and medium-size company risk. While small and medium-size companies may offer greater opportunity for capital appreciation than larger and more established companies, they also involve greater risks of loss and price fluctuations. Small companies, and to an extent medium-size companies, may be in the early stages of development; have limited product lines, markets or financial resources; and may lack management depth. These companies may be more impacted by intense competition from larger companies, and the trading markets for their securities may be less liquid and more volatile. This means that the fund could have greater difficulty selling a security of a small or medium-size issuer at an acceptable price, especially in periods of market volatility. Also, it may take a substantial period of time before the fund realizes a gain on an investment in a small or medium-size company, if it realizes any gain at all.

PAST PERFORMANCE

The following information provides an indication of the risks of investing in the fund by showing how the performance of the fund's Class F shares has varied from year to year and by comparing this information to a broad measure of market performance. Performance figures reflect the reinvestment of dividends. Past performance is no guarantee of future results.

Class A, B, C, R and T shares are new, and past performance is not available for those classes as of the date of this prospectus. Performance for these share classes will vary from, and may be lower than, the performance of Class F shares due to differences in sales charges and expenses.
--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)
[Exhibit A]
CLASS F SHARES

BEST QUARTER:                    Q1 '91                         +28.83%

WORST QUARTER:                   Q3 '98                         -29.87%

THE YEAR-TO-DATE TOTAL RETURN FOR THE FUND'S CLASS F SHARES AS OF SEPTEMBER 30, 1999 WAS 6.18%.
--------------------------------------------------------------------------------

Average annual total returns AS OF 12/31/98

                            1 Year     5 Years     10 Years
-----------------------------------------------------------

MID-CAP GROWTH FUND*
CLASS F                     -1.73%       9.54%       15.00%

S&P MIDCAP 400
INDEX                       19.11%      18.84%       19.29%

* INCEPTION DATE 9/8/61.

THE STANDARD & POOR'S (S&P) MIDCAP 400 INDEX IS AN UNMANAGED GROUP OF 400 DOMESTIC STOCKS CHOSEN FOR THEIR MARKET SIZE, LIQUIDITY AND INDUSTRY GROUP REPRESENTATIONS.

Key concepts

MEDIUM-SIZE COMPANIES: companies that have market capitalizations between $1.5 billion and $8 billion. This range may fluctuate depending on changes in the value of the stock market as a whole.

MARKET CAPITALIZATION: the value of a corporation calculated by multiplying the number of its outstanding shares of common stock by the current market price of a share.

What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

                                                               The Fund

EXPENSES

The following table will help you understand the various costs and expenses you will incur directly or indirectly as an investor in the fund.

* Each class of shares, other than Class R, has transaction fees. These transaction fees vary by class and also vary based on the length of time you hold shares in the fund and the amount of your investment.

* You will find details about reduced sales charges in the "Account Policies" section of this prospectus.

Fee table

                                                            CLASS A        CLASS B         CLASS C        CLASS R        CLASS T
---------------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION FEES (FEES PAID FROM YOUR ACCOUNT)

Maximum front-end sales charge on purchases

AS A % OF OFFERING PRICE                                      5.75            NONE           NONE           NONE           4.50

Maximum contingent deferred sales charge (CDSC)

AS A % OF PURCHASE OR SALE PRICE, WHICHEVER IS LESS           NONE*           4.00           1.00           NONE           NONE*

Maximum sales charge on reinvested
dividends/distributions                                       NONE            NONE           NONE           NONE           NONE
--------------------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES PAID FROM FUND ASSETS)

% OF AVERAGE DAILY NET ASSETS

Management fees                                               0.77            0.77           0.77           0.77           0.77

Rule 12b-1 fee                                                NONE            0.75           0.75           NONE           0.25

Shareholder services fee                                      0.25            0.25           0.25           NONE           0.25

Other expenses**                                              0.26            0.26           0.26           0.26           0.26
--------------------------------------------------------------------------------------------------------------------------------

TOTAL ANNUAL FUND OPERATING EXPENSES (WITHOUT CREDITS)        1.28            2.03           2.03           1.03           1.53

TOTAL ANNUAL FUND OPERATING EXPENSES (WITH CREDITS)***        1.26            2.01           2.01           1.01           1.51

* SHARES BOUGHT WITHOUT AN INITIAL SALES CHARGE AS PART OF AN INVESTMENT OF $1 MILLION OR MORE MAY BE CHARGED A CDSC OF 1.00% IF REDEEMED WITHIN ONE YEAR.

** "OTHER EXPENSES" ARE ESTIMATED FOR THE CURRENT FISCAL YEAR BASED ON EXPENSES FOR CLASS F SHARES FOR THE FUND'S LAST FISCAL YEAR. THESE EXPENSES INCLUDE CUSTODIAN, TRANSFER AGENCY AND ACCOUNTING AGENT FEES, AND OTHER CUSTOMARY FUND EXPENSES.

*** EXPENSES AFTER CREDITS INCLUDE EXPENSE OFFSETS FROM CREDITS EARNED ON UNINVESTED CASH HELD OVERNIGHT AT THE CUSTODIAN.

Expense example

                          1 Year     3 Years     5 Years     10 Years
---------------------------------------------------------------------

CLASS A                     $698        $958      $1,237       $2,031

CLASS B
WITH REDEMPTION             $606        $937      $1,293       $1,989*
WITHOUT REDEMPTION          $206        $637      $1,093       $1,989*

CLASS C
WITH REDEMPTION             $306        $637      $1,093       $2,358
WITHOUT REDEMPTION          $206        $637      $1,093       $2,358

CLASS R                     $105        $328        $569       $1,259

CLASS T                     $599        $912      $1,247       $2,191

* ASSUMES CONVERSION OF CLASS B TO CLASS A AT END OF THE SIXTH YEAR FOLLOWING THE DATE OF PURCHASE.

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. Because actual return and expenses will be different, the example is for comparison only.

Key concepts

MANAGEMENT FEE: a fee paid to Founders for managing the fund's portfolio.

RULE 12B-1 FEE: the fee paid to finance the sale and distribution of Class B, C and T shares. Because this fee is paid out of the fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

SHAREHOLDER SERVICES FEE: the fee paid to the fund's distributor for providing shareholder services to the holders of Class A, B, C and T shares.

CONTINGENT DEFERRED SALES CHARGE (CDSC): a back-end sales charge payable if shares are redeemed within a certain time period.

MORE ABOUT INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

This section discusses other investment strategies used by the fund and provides in more detail the risks associated with those strategies. Although Founders might not always use all of the different techniques and investments described below, some of these techniques are designed to help reduce investment or market risks. The Statement of Additional Information contains more detailed information about the fund's investment policies and risks.

Other portfolio investments and strategies

Fixed-income securities. While the fund generally emphasizes investments in equity securities, such as common stocks and preferred stocks, it may also invest in fixed-income securities when Founders believes these investments offer opportunities for capital appreciation. Fixed-income securities in which the fund might invest include bonds, debentures, and other corporate or government obligations.

ADRs. The fund may invest without limit in American Depositary Receipts and American Depositary Shares (collectively, "ADRs" ). ADRs are receipts representing shares of a foreign corporation held by a U.S. bank that entitle the holder to all dividends and capital gains on the underlying foreign shares. ADRs are denominated in U.S. dollars and trade in the U.S. securities markets.

ADRs are subject to some of the same risks as direct investments in foreign securities, including the risk that material information about the issuer may not be disclosed in the United States and the risk that currency fluctuations may adversely affect the value of the ADR.


Securities that are not readily marketable. The fund may invest up to 15% of its net assets in securities that are not "readily marketable." A security is not readily marketable if it cannot be sold within seven days in the ordinary course of business for approximately the amount it is valued.

A restricted security is one that has a contractual restriction on its resale or which cannot be sold publicly until it is registered with the Securities and Exchange Commission (" SEC" ). Certain restricted securities are eligible for resale to qualified institutional purchasers (Rule 144A securities) and may be readily marketable. Rule 144A securities that are readily marketable are not subject to the 15% limit discussed above. Founders monitors holdings of 144A securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity. However, it is possible that the market for 144A securities can change, and it may become difficult to sell these securities, or to sell them at a reasonable price, if institutional purchasers lose interest in the investment.


Investments in illiquid securities, which may include restricted securities, involve certain risks to the extent that the fund may be unable to dispose of such a security at the time desired or at a reasonable price. In addition, in order to sell a restricted security, the fund might have to bear the expense and incur the delays associated with registering the shares with the SEC.

Hedging and derivative instruments. The fund can enter into futures contracts and forward contracts, and may purchase and/or write (sell) put and call options on securities, securities indexes, futures contracts, and foreign currencies. These are sometimes referred to as "derivative" instruments, since their values are derived from an underlying security, index, or other financial instrument. The fund may use derivative instruments to engage in hedging strategies but does not use them for speculative purposes. The fund has limits on the use of derivatives and is not required to use them in seeking its investment objective

                                                                       The Fund

Some of these strategies may hedge the fund' s portfolio against price fluctuations. Other hedging strategies, such as buying futures and call options, would tend to increase the fund's exposure to the securities market. Forward contracts may be used to try to manage foreign currency risks on the fund's foreign investments. Option trading involves the payment of premiums and has special tax effects on the fund.

There are special risks in using particular hedging strategies. Using derivatives can cause the fund to lose money on its investments and/or increase the volatility of its share prices. In addition, the successful use of derivatives draws upon skills and experience that are different from those needed to select the other securities in which the fund invests. Should interest rates or the prices of securities or financial indexes move in an unexpected manner, the fund may not achieve the desired benefit of these instruments, or may realize losses and be in a worse position than if the instruments had not been used. The fund could also experience losses if the prices of its derivative positions were not correlated with its other investments or if it could not close out a position because of an illiquid market.

The fund' s investments in derivatives are subject to the fund's Internal Derivatives Policy, which may be changed without shareholder approval.

Temporary defensive investments. In times of unstable or adverse market or economic conditions, up to 100% of the fund' s assets can be invested in temporary defensive instruments in an effort to enhance liquidity or preserve capital. Temporary defensive investments generally would include cash, cash equivalents such as commercial paper, money market instruments, short-term debt securities, U.S. government securities, or repurchase agreements. The fund also could hold these types of securities pending the investment of proceeds from the sale of fund shares or portfolio securities, or to meet anticipated redemptions of fund shares. To the extent the fund invests defensively in these securities, it might not achieve its investment objective.

Portfolio  turnover.  The fund does not have any limitations regarding portfolio turnover.  The  fund  may  engage  in  short-term  trading to try to achieve its objective and may have portfolio turnover rates in excess of 100%. A portfolio turnover rate of 100% is equivalent to the fund buying and selling all of the securities in its portfolio once during the course of a year. The portfolio turnover rate of the fund may be higher than some other mutual funds with the same investment objective. Higher portfolio turnover rates increase the brokerage costs the fund pays and may adversely affect its performance. If the fund realizes capital gains when it sells portfolio investments, it generally must pay those gains out to shareholders, increasing their taxable distributions. This may adversely affect the after-tax performance of the fund for shareholders with taxable accounts. The fund's portfolio turnover rates for prior years are included in the "Financial Highlights" section of this prospectus. The fund' s current and future portfolio turnover rates may differ significantly from its historical portfolio turnover rates.

More about risk

Like all investments in securities, you risk losing money by investing in the fund. The fund's investments are subject to changes in their value from a number of factors.

* Stock market risk. The value of the stocks and other securities owned by the fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

* Company risk. The stocks in the fund' s portfolio may not perform as expected. Other factors can affect a particular stock' s price, such as poor earnings reports by the issuer, loss of major customers or management team members, major litigation against the issuer, or changes in government regulations affecting the issuer or its industry.

*    Opportunity  risk.  There  is the  risk  of  missing  out on an  investment
     opportunity   because  the  assets  necessary  to  take  advantage  of  the opportunity are held in other investments.

* Investment style risk. Market performance tends to be cyclical, and during various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the fund's growth style of investing, the fund's gains may not be as big as, or its losses may be bigger than, other funds using different investment styles.

*    Foreign   investment  risk.   Investments  in  foreign  securities  involve
     different risks than U.S. investments. These risks include:

     * Currency risk. Fluctuations in exchange rates of foreign currencies affect the value of the fund's assets as measured in U.S. dollars and the costs of converting between various currencies.

     * Regulatory risk. There may be less governmental supervision of foreign stock exchanges, securities brokers and issuers of securities, and less public information about foreign companies. Also, accounting, auditing, and financial reporting standards are less uniform than in the United States. Exchange control regulations or currency restrictions could prevent cash from being brought back to the United States. The fund may be subject to withholding taxes and could experience difficulties in pursuing legal remedies and collecting judgments.

     * Market risk. Foreign markets have substantially less volume than U.S. markets, and are not generally as liquid as, and may be more volatile than, those in the United States. Brokerage commissions and other transaction costs are generally higher than in the United States, and settlement periods are longer.

     * Political risk. Foreign investments may be subject to expropriation or confiscatory taxation; limitations on the removal of funds or other assets of the fund; and political, economic or social instability.


* Initial public offerings. The fund invests in initial public offerings ("IPOs"). Part of the historical performance of the fund is due to the allocation to the fund of securities sold in IPOs. The effect of IPOs on the fund's performance depends on a variety of factors, including the number of IPOs the fund invests in, whether and to what extent a security purchased in an IPO appreciates in value, and the asset base of the fund. There is no guarantee that the fund's investments in IPOs, if any, will continue to have a similar impact on the fund' s performance.


* Risk of fixed-income investments. The fund's investments in fixed-income securities are subject to interest rate risk and credit risk.

* Interest rate risk. When interest rates change, the value of the fixed-income portion of the fund will be affected. An increase in interest rates tends to reduce the market value of debt securities, while a decline in interest rates tends to increase their values.

* Credit risk. The value of the debt securities held by the fund fluctuates with the credit quality of the issuers of those securities. Credit risk relates to the ability of the issuer to make payments of principal and interest when due, including default risk.


* Year 2000 risk. The fund could be adversely affected if the computer systems used by Founders and the fund's other service providers do not properly process and calculate date-related information on or after January 1, 2000. Founders is working to avoid year 2000-related problems in its systems and to obtain assurances from other service providers that they are taking similar steps. In addition, issuers of securities in which the fund invests may be adversely affected by year 2000-related problems. This could have an impact on the value of the fund's investments and the fund's share prices.


                                                                       The Fund

MANAGEMENT

Founders serves as investment adviser to the fund and is responsible for selecting the fund's investments and handling its day-to-day business. Founders' corporate offices are located at 2930 East Third Avenue, Denver, Colorado 80206


Founders and its predecessor companies have operated as investment advisers since 1938. Founders also serves as investment adviser to other series funds of Dreyfus Founders Funds, Inc. (the "company"), as well as serving as adviser or sub-adviser to a number of other investment companies and private accounts. Founders is the growth specialist affiliate of The Dreyfus Corporation, a leading mutual fund complex with more than $118 billion in its mutual fund portfolios as of September 30, 1999. Founders and Dreyfus are investment subsidiaries of Mellon Financial Corporation, a broad-based global financial
services    company.


In addition to managing the fund's investments, Founders also provides certain related administrative services to the fund. For these investment and administrative services, the fund pays Founders a management fee. The fund's management fee for the fiscal year ended December 31, 1998 was 0.77% of the fund's average daily net assets.


To facilitate day-to-day fund management, Founders uses a lead manager and team system. Each team is composed of members of the investment department, including lead portfolio managers, portfolio traders and research analysts. Each individual offers ideas, information, knowledge and expertise to assist in the management of the fund. Daily decisions on security selection for the fund are made by the lead portfolio manager. Through participation in the team process, the manager uses the input, research and advice of the rest of the management team in making purchase and sale decisions.

Kevin S. Sonnett, vice president of investments and chartered financial analyst, has been the fund's portfolio manager since December 1999. Mr. Sonnett joined Founders in February 1997 as an equity analyst for the small- and mid-cap investment team, and was promoted to senior equity analyst in 1999. Mr. Sonnett also serves as a portfolio manager for The Dreyfus Corporation. Before joining Founders, Mr. Sonnett was an equity analyst with the Colorado Public Employees Retirement Association from 1995 to 1997, and an investor services representative with Janus Service Corporation from 1994 to 1995. Mr. Sonnett holds a bachelor's degree in marketing from Pennsylvania State University and a masters degree in finance from the University of Colorado.

Founders has a personal securities trading policy (the "Policy") which restricts the personal securities transactions of its employees. Its primary purpose is to ensure that personal trading by Founders employees does not disadvantage any Founders-managed fund. Founders portfolio managers and other investment personnel who comply with the Policy's preclearance and disclosure procedures may be permitted to purchase, sell or hold certain types of securities which also may be or are held in the fund(s) they advise.

FINANCIAL HIGHLIGHTS


The following table describes the performance of Class F shares of the fund for the five years ended December 31, 1998 and the six months ended June 30, 1999. Certain information reflects financial results for a single fund share. Since Class A, B, C, R and T shares are new, financial information is not available for those classes as of the date of this prospectus.


" Total return" shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. The financial information for the six months ended June 30, 1999 is unaudited. The financial information for the three years ended December 31, 1998 has been audited by PricewaterhouseCoopers LLP, independent accountants. Another independent accounting firm audited the prior years' information. PricewaterhouseCoopers LLP's report, along with the fund's financial statements, is included in the company' s 1998 annual report to shareholders, which is available upon request.

                                                          (UNAUDITED)

                                                    SIX MONTHS ENDED JUNE 30,                  YEAR ENDED DECEMBER 31,

 CLASS F                                                       1999             1998       1997       1996      1995       1994
--------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)

 Net asset value -- beginning of period                       7.44             7.72       7.66      7.05       7.01       7.67

Income from investment operations:

    Net investment income or (loss)                          (0.05)           (0.03)      0.01     (0.02)      0.00      (0.02)

    Net gains or (losses) on securities
    (both realized and unrealized)                            0.84            (0.11)      1.21      1.09       1.79      (0.36)

 Total from investment operations                             0.79            (0.14)      1.22      1.07       1.79      (0.38)

Less dividends and distributions:

    From net investment income                                0.00             0.00       0.00      0.00       0.00       0.00

    From net realized gains                                   0.00            (0.14)     (1.16)    (0.46)     (1.75)     (0.28)

 Total distributions                                          0.00            (0.14)     (1.16)    (0.46)     (1.75)     (0.28)

 Net asset value -- end of period                             8.23             7.44       7.72      7.66       7.05       7.01

 Total return (%)                                            10.62            (1.73)     16.40     15.33      25.70      (4.90)
---------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Net expenses to average net assets (%)                       1.40(1)          1.33       1.30      1.34       1.29       1.36

 Gross expenses to average net assets (%)                     1.42(1)          1.35       1.32      1.36       1.35         --

 Ratio of net investment income (loss)
 to average net assets (%)                                   (1.09)(1)        (0.39)     (0.05)    (0.28)      0.00      (0.27)

 Portfolio turnover rate (%)(2)                                169              152        110       186        263        272
---------------------------------------------------------------------------------------------------------------------------------

 Net assets -- end of period ($ x 1,000)                   219,273          252,855    320,186   363,835    388,754    299,190

(1) ANNUALIZED.

(2) "PORTFOLIO TURNOVER RATE" IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING TWELVE-MONTH PERIOD. ACCORDINGLY, THE PORTFOLIO TURNOVER RATE FOR THE PERIOD ENDED JUNE 30, 1999 IS FROM JULY 1, 1998 TO JUNE 30, 1999.

                                                                       The Fund

                                                                Your Investment

ACCOUNT POLICIES


You will need to choose a share class before making an initial investment. Selecting a class in which to invest depends on a number of factors, including the amount and intended length of your investment. In making your choice, you should weigh the impact of all potential costs over the length of your investment, including sales charges and annual fees. For example, in some instances, it can be more economical to pay an initial sales charge than to choose a class with no initial sales charge but with higher annual fees and a
contingent    deferred    sales    charge    (CDSC)   .


In selecting a class, consider the following:

* Class A shares may be appropriate if you prefer to pay the fund's sales charge when you purchase shares rather than upon the sale of your shares, if you want to take advantage of the reduced sales charges available on larger investments, and/or if you have a longer-term investment horizon. Class A shares have no Rule 12b-1 fee.

* Class B shares may be appropriate if you wish to avoid a front-end sales charge, if you want to put 100% of your investment dollars to work immediately, and/or if you have a longer-term investment horizon. Class B shares convert automatically to Class A shares after the Class B shares are held for six years.

* Class C shares may be appropriate if you wish to avoid a front-end sales charge, if you want to put 100% of your investment dollars to work immediately, and/or if you have a shorter-term investment horizon.

* Class R shares are designed for eligible institutions on behalf of their clients. Individuals may not purchase these shares directly.

* Class T shares may be appropriate if you prefer to pay the fund's sales charge when you purchase shares rather than upon the sale of your shares, if you want to take advantage of the reduced sales charges available on larger investments, and if you have a shorter-term investment horizon.


Two ways to reduce sales charges

LETTER OF INTENT: if you agree to purchase at least $50,000 of the fund's shares (or any other Dreyfus Founders and Dreyfus Premier fund sold with a sales charge) over a 13-month period, you pay a reduced sales charge as if you had invested the full amount all at once.


RIGHT OF ACCUMULATION: allows you to combine your investment in this fund with all your existing investments in any other Dreyfus Founders and Dreyfus Premier fund sold with a sales charge to determine whether you meet the threshold for reduced sales charges.

CONSULT THE STATEMENT OF ADDITIONAL INFORMATION (SAI) OR YOUR FINANCIAL REPRESENTATIVE FOR MORE DETAILS.

Third-party investments

The classes of the fund offered by this prospectus are designed primarily for investors who are investing through a third party, such as a bank, broker-dealer or financial adviser, or in a 401(k) or other retirement plan. When you open a fund account with these third parties, they may impose policies, limitations and fees which are different from, or in addition to, those described in this prospectus.

Share class charges

Each share class has its own fee structure. In some cases, you may not have to pay a sales charge to buy or sell shares. Consult your financial representative or the SAI to see whether this may apply to you. Because Class A has lower expenses than Class T, you should consider buying Class A shares if you plan to invest $1 million or more in the fund.
--------------------------------------------------------------------------------

Sales charges

CLASS A AND CLASS T -- CHARGED WHEN YOU BUY SHARES

                                                     Sales charge                               Sales charge
                                                     deducted as a %                            as a % of your
Your investment                                      of offering price                          net investment
---------------------------------------------------------------------------------------------------------------------------------

                                                     Class               Class                  Class               Class
                                                     A                   T                      A                   T
---------------------------------------------------------------------------------------------------------------------------------
Up to $49,999                                        5.75%               4.50%                  6.10%               4.70%

$50,000 -- $99,999                                   4.50%               4.00%                  4.70%               4.20%

$100,000 -- $249,999                                 3.50%               3.00%                  3.60%               3.10%

$250,000 -- $499,999                                 2.50%               2.00%                  2.60%               2.00%

$500,000 -- $999,999                                 2.00%               1.50%                  2.00%               1.50%

$1 million or more*                                  0.00%               0.00%                  0.00%               0.00%

* A 1.00% CDSC may be charged on any shares sold within one year of purchase (except shares bought through reinvestment of dividends).

Class A shares also carry an annual shareholder services fee of 0.25% of the class's average daily net assets.

Class T shares  also carry an annual  Rule 12b-1 fee of 0.25% and a  shareholder
services   fee  of   0.25%   of  the   class's   average   daily   net   assets.

--------------------------------------------------------------------------------

CLASS B -- CHARGED WHEN YOU SELL SHARES

                                    CDSC as a % of your initial
Time since                          investment or your redemption
your initial purchase               (whichever is less)
--------------------------------------------------------------------------------

Up to 2 years                       4.00%

2 -- 4 years                        3.00%

4 -- 5 years                        2.00%

5 -- 6 years                        1.00%

More than 6 years                   Shares will automatically convert
                                    to Class A, which has no CDSC

Class B shares also carry an annual Rule 12b-1 fee of 0.75% and a shareholder services fee of 0.25% of the class's average daily net assets.

--------------------------------------------------------------------------------

CLASS C -- CHARGED WHEN YOU SELL SHARES

A 1.00% CDSC is imposed on redemptions made within the first year of purchase. Class C shares also carry an annual Rule 12b-1 fee of 0.75% and a shareholder services fee of 0.25% of the class's average daily net assets.
--------------------------------------------------------------------------------

CLASS R -- NO SALES CHARGE, RULE 12B-1 FEE OR SHAREHOLDER SERVICES FEE

Buying shares

The net asset value (NAV) of each class is generally calculated as of the close of regular trading on the New York Stock Exchange ("NYSE") (usually 4:00 p.m. Eastern time) every day the NYSE is open. Your order will be priced at the next NAV calculated after your order is accepted by the fund's transfer agent or other authorized entity. NAV is not calculated, and you may not conduct fund transactions, on days the NYSE is closed (generally weekends and New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day). However, the fund may conduct portfolio transactions on those days, particularly in foreign markets, which may affect the value of fund shares on days when you are not able
to    purchase,    exchange    or    redeem    shares.
--------------------------------------------------------------------------------

Minimum investments

Account type                       Initial            Additional
--------------------------------------------------------------------------------

REGULAR ACCOUNTS                   $1,000             $100; $500 FOR
                                                      TELETRANSFER INVESTMENTS

TRADITIONAL IRAS                   $750               NO MINIMUM

SPOUSAL IRAS                       $750               NO MINIMUM

ROTH IRAS                          $750               NO MINIMUM

EDUCATION IRAS                     $500               NO MINIMUM
                                                      AFTER THE FIRST YEAR

AUTOMATIC                          $100               $100
INVESTMENT PLANS

All investments must be in U.S. dollars. Third-party checks cannot be accepted. You may be charged a fee for any check that does not clear. Maximum TeleTransfer purchase is $150,000 per day.

The fund' s investments are valued based on market value or, where market quotations are not readily available, on fair value as determined in good faith by the company' s board of directors (" board"), or pursuant to procedures approved by the board.

                                                                Your Investment

Orders to buy and sell shares received by dealers by the close of trading on the NYSE and transmitted to the distributor or its designee by the close of its business day (normally 5: 15 p.m. Eastern time) will be based on the NAV determined as of the close of trading on the NYSE that day.

Selling shares

You may sell (redeem) shares at any time. Your shares will be sold at the next NAV calculated after your order is accepted by the company's transfer agent or other authorized entity. Your order will be processed promptly, and you will generally receive the proceeds within a week.

To keep your CDSC as low as possible, each time you request to sell shares, the fund will first sell shares that are not subject to a CDSC, and then sell those subject to the lowest charge. The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on shares you acquired by reinvesting your dividends. There are certain instances when you may qualify to have the CDSC waived. Consult the SAI for details.

Before selling recently purchased shares, please note that if the fund has not yet collected payment for the shares you are selling, it may delay sending the proceeds until it has collected payment.

General policies

If your account falls below $500, you may be asked to increase your balance. If it is still below $500 after 30 days, the fund may close your account and send you the proceeds to the address on record.

Unless you decline telephone privileges on your application, you may be responsible for any fraudulent telephone orders as long as reasonable measures were taken to verify the order.

The fund reserves the right to:

* refuse any purchase or exchange request that could adversely affect the fund or its operations, including those from any individual or group that, in the fund' s view, is likely to engage in excessive trading (usually defined as more than four exchanges out of the fund within a calendar year).

* refuse any purchase or exchange request in excess of 1% of the fund's total assets.

* change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions.

*    change its minimum investment amounts.

* delay sending out redemption proceeds for up to seven days (generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions).

The fund also reserves the right to make a "redemption in kind" -- payment in portfolio securities rather than cash -- if the amount you are redeeming is large enough to affect fund operations. This right may be exercised only if the amount of your redemptions exceeds the lesser of $250,000 or 1% of the fund's net assets in any 90-day period.

Written sell orders

Some circumstances require written sell orders along with signature guarantees. These include:

* amounts of $10,000 or more on accounts whose address has been changed within the last 30 days

*    requests to send the proceeds to a different payee or address

*    written sell orders of $100,000 or more

A SIGNATURE GUARANTEE helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. For joint accounts, each signature must be guaranteed. Please call 1-800-554-4611 if you have questions about obtaining a signature guarantee.

Key concepts

NET ASSET VALUE (NAV): the market value of one fund share, computed by dividing the total net assets of a fund class by its shares outstanding. The fund's Class A and Class T shares are offered to the public at NAV plus a sales charge. Classes B, C, and R are offered at NAV, but Classes B and C are subject to higher annual operating expenses and a CDSC.

DISTRIBUTIONS AND TAXES

The fund intends to distribute net realized investment income and any net realized capital gains on an annual basis each December. From time to time, the
fund   may   make   distributions   in   addition  to  those  described  above.

Each share class will generate a different distribution because each has different expenses. Your distributions will be reinvested in the fund unless you instruct the fund otherwise. There are no fees or sales charges on reinvestments.

Fund dividends and distributions are taxable to most investors (unless your investment is in an IRA or other tax-advantaged account). The tax status of any distribution is the same regardless of how long you have been in the fund and whether you reinvest your distributions or receive them in cash. In general, distributions are federally taxable as follows:
--------------------------------------------------------------------------------

Taxability of distributions

Type of                       Tax rate for          Tax rate for

distribution                  15% bracket           28% bracket or above
--------------------------------------------------------------------------------

INCOME                        ORDINARY              ORDINARY
DIVIDENDS                     INCOME RATE           INCOME RATE

SHORT-TERM                    ORDINARY              ORDINARY
CAPITAL GAINS                 INCOME RATE           INCOME RATE

LONG-TERM
CAPITAL GAINS                 10%                   20%

Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

SERVICES FOR FUND INVESTORS

Automatic services

Buying or selling shares automatically is easy with the services described below. With each service, you may select a schedule and amount, subject to certain restrictions. You can set up most of these services with your application, or by calling your financial representative or 1-800-554-4611.
--------------------------------------------------------------------------------

For investing


AUTOMATIC                       For making automatic investments
ASSET BUILDER(R)                from a designated bank account.

PAYROLL                         For making automatic investments
SAVINGS PLAN                    through payroll deduction.

GOVERNMENT                      For making automatic investments
DIRECT DEPOSIT                  from your federal employment,
PRIVILEGE                       Social Security or other regular
                                federal government check.

DIVIDEND                        For automatically reinvesting the
SWEEP                           dividends and distributions from
                                one fund into another
                                (not available for IRAs).
--------------------------------------------------------------------------------

For exchanging shares

AUTO-EXCHANGE                   For making regular exchanges
PRIVILEGE                       from one fund into another.
--------------------------------------------------------------------------------

For selling shares

AUTOMATIC                       For making regular withdrawals
WITHDRAWAL PLAN                 from most funds. There is no CDSC on Class B
shares, as long as the amounts withdrawn do not exceed 12% annually of the account value at the time the shareholder elects to participate in the plan.


Taxes on transactions

Except for tax-advantaged accounts, any sale or exchange of fund shares may generate a tax liability. Withdrawals or distributions from tax-deferred accounts are taxable when received.

The table above also can provide a guide for potential tax liability when selling or exchanging fund shares. "Short-term capital gains" applies to fund shares sold or exchanged up to 12 months after buying them. "Long-term capital gains" applies to shares sold or exchanged after 12 months.

                                                                Your Investment

Exchange privilege

You can exchange shares worth $500 or more (no minimum for retirement accounts) from one class of the fund into the same class of another Dreyfus Founders fund or Dreyfus Premier fund. You can also exchange Class T shares into Class A shares of certain Dreyfus Premier fixed-income funds. You can request your exchange in writing or by phone, or by contacting your financial representative. Be sure to read the current prospectus for any fund into which you are exchanging before investing. Any new account established through an exchange generally has the same privileges as your original account (as long as they are available) . There is currently no fee for exchanges, although you may have to pay an additional sales charge when exchanging into any fund that has a higher
sales    charge.

Money market exchange privilege

As a convenience, the fund' s shareholders may exchange all or part of their investment in the fund for shares of Dreyfus Worldwide Dollar Money Market Fund, Inc., without paying a CDSC. The Dreyfus Worldwide Dollar Money Market Fund is a money market Fund advised by The Dreyfus Corporation that invests in a diversified portfolio of high-quality money market instruments. The shares of Dreyfus Worldwide Dollar Money Market Fund are not offered by this prospectus. Please contact your financial representative or call 1-800-554-4611 to request a copy of the current Dreyfus Worldwide Dollar Money Market Fund prospectus. Please be sure to read that prospectus carefully before investing in that fund.

TeleTransfer privilege

To move money between your bank account and your mutual fund account with a phone call, use the TeleTransfer privilege. You can set up TeleTransfer on your account by providing bank account information and by following the instructions on your application, or by contacting your financial representative.

Reinvestment privilege

Upon written request, you can reinvest up to the number of Class A, B or T shares you redeemed within 45 days of selling them at the current share price without any sales charge. If you paid a CDSC, it will be credited back to your account. This privilege may be used only once.

Account statements

Every fund shareholder automatically receives regular account statements. You will also be sent an annual statement detailing the tax characteristics of any dividends and distributions you have received.

Brokerage allocation

Subject to the policy of seeking the best execution of orders at the most favorable prices, sales of fund shares may be considered as a factor in the selection of brokerage firms to execute fund portfolio transactions. The SAI further explains the selection of brokerage firms.

INSTRUCTIONS FOR REGULAR ACCOUNTS

INSTRUCTIONS FOR REGULAR ACCOUNTS

   TO OPEN AN ACCOUNT

            In Writing

   Complete the application.

   Mail your application and a check to:
   Dreyfus Founders Funds, Inc.
   Mid-Cap Growth Fund
   P.O. Box 6587
   Providence, RI 02940-6587
   Attn: Institutional Processing

TO ADD TO AN ACCOUNT

Fill out an investment slip, and write your account number on your check.

Mail the slip and the check to: Dreyfus Founders Funds, Inc. Mid-Cap Growth Fund P.O. Box 6587 Providence, RI 02940-6587 Attn: Institutional Processing

           By Telephone

   WIRE  Have your bank send your
investment to Boston Safe Deposit and Trust Co., with these instructions:

   * ABA# 011001234

   * DDA# 046485


   * EEC code 5650

   * Mid-Cap Growth Fund


   * the share class

   * your Social Security or tax ID number

   * name(s) of investor(s)

   * dealer number if applicable

   Call us to obtain an account number. Return your application with the account number on the application.

WIRE Have your bank send your investment to Boston Safe Deposit and Trust Co., with these instructions:

* ABA# 011001234

* DDA# 046485


* EEC code 5650

* Mid-Cap Growth Fund


* the share class

* your account number

* name(s) of investor(s)

* dealer number if applicable

ELECTRONIC CHECK Same as wire, but before your account number insert "291" for Class A, "292" for Class B, "293" for Class C, "294" for Class R, or "295" for Class T.


TELETRANSFER Request TeleTransfer on your application. Call us to request your transaction.

           Automatically

   WITH AN INITIAL INVESTMENT  Indicate
on your application which automatic service(s) you want. Return your application with your investment.

ALL SERVICES Call us at 1-800-554-4611 or call your financial representative to request a form to add any automatic investing service (see "Services for Fund Shareholders"). Complete and return the form along with any other required materials.


TO SELL SHARES

Write a letter of instruction that includes:

* your name(s) and signature(s)

* your account number

* Mid-Cap Growth Fund

* the dollar amount you want to sell

* how and where to send the proceeds

Obtain a signature guarantee or other  documentation, if required (see page 10)

Mail your request to: Dreyfus Founders Funds, Inc. P.O. Box 6587 Providence, RI 02940-6587 Attn: Institutional Processing


TELETRANSFER Call us or your financial representative to request your transaction. Be sure the fund has your bank account information on file. Proceeds will be sent to your bank by electronic check.

AUTOMATIC WITHDRAWAL PLAN Call us or your financial representative to request a form to add the plan. Complete the form, specifying the amount and frequency of withdrawals you would like.

Be sure to maintain an account balance of $5,000 or more.

To open an account, make subsequent investments or sell shares, please contact your financial representative or call toll free in the U.S. 1-800-554-4611. Make checks payable to: DREYFUS FOUNDERS FUNDS, INC.

Key concepts

WIRE TRANSFER: for transferring money from one financial institution to another. Wiring is the fastest way to move money, although your bank may charge a fee to send or receive wire transfers. Wire transfers from the fund are subject to a $1,000 minimum.

ELECTRONIC CHECK: for transferring money out of a bank account. Your transaction is entered electronically, but may take up to eight business days to clear. Electronic checks usually are available without a fee at all Automated Clearing House (ACH) banks.

                                                                Your Investment

INSTRUCTIONS FOR IRAS

   TO OPEN AN ACCOUNT

            In Writing

   Complete an IRA application, making sure to specify the fund name and to indicate the year the contribution is for.

   Mail your application and a check to:
The Dreyfus Trust Company, Custodian P.O. Box 6427 Providence, RI 02940-6427
Attn: Institutional Processing

TO ADD TO AN ACCOUNT

Fill out an investment slip, and write your account number on your check. Indicate the year the contribution is for.

Mail the slip and the check to: The Dreyfus Trust Company, Custodian P.O. Box 6427 Providence, RI 02940-6427 Attn: Institutional Processing

           By Telephone

WIRE Have your bank send your investment to Boston Safe Deposit and Trust Co., with these instructions:

* ABA# 011001234

* DDA# 046485


* EEC code 5650

* Mid-Cap Growth Fund


* the share class * your account number

* name(s) of investor(s)

* the contribution year

* dealer number if applicable


ELECTRONIC CHECK Same as wire, but before your account number insert "291" for Class A, "292" for Class B, "293" for Class C, "294" for Class R, or "295" for Class T.


            Automatically

ALL SERVICES Call us or your financial representative to request a form to add any automatic investing service (see "Services for Fund Investors"). Complete and return the form along with any other required materials. All contributions will count as current year.

TO SELL SHARES

Write a letter of instruction that includes:

* your name and signature

* your account number

* Mid-Cap Growth Fund

* the dollar amount you want to sell

* how and where to send the proceeds

* whether the distribution is qualified or premature

* whether the 10% TEFRA should be withheld

Obtain a signature guarantee or other documentation, if required (see page 10).

Mail your request to: The Dreyfus Trust Company P.O. Box 6427 Providence, RI 02940-6427 Attn: Institutional Processing


SYSTEMATIC WITHDRAWAL PLAN Call us to request instructions to establish the plan.

For information and assistance, contact your financial representative or call toll free in the U.S. 1-800-554-4611. Make checks payable to: THE DREYFUS TRUST COMPANY, CUSTODIAN.

NOTES

                                                           For More Information

Dreyfus Founders Mid-Cap Growth Fund

A series of Dreyfus Founders Funds, Inc.
---------------------------------------

SEC file number:  811-01018

More information on this fund is available to you free of charge.

Annual/Semiannual Report

Annual and semiannual reports contain the fund's financial statements, portfolio holdings and historical performance. You will also find a discussion of the market conditions and investment strategies that significantly affected the fund's performance in these reports.

Statement of Additional Information (SAI)

A current SAI containing more detailed information about the fund and its policies has been filed with the Securities and Exchange Commission and is incorporated by reference and legally considered a part of this prospectus

You can request copies of the annual and semiannual reports and the SAI, and obtain other information.

To obtain information:

BY TELEPHONE Call your financial representative or 1-800-554-4611

BY MAIL Write to: Dreyfus Founders Funds 144 Glenn Curtiss Boulevard Uniondale, NY 11556-0144

ON THE INTERNET Text-only versions of fund documents can be viewed online or downloaded from the Securities and Exchange Commission's Internet site at: http:
//www.sec.gov

BY MAIL OR IN PERSON from the Securities and Exchange Commission (you will pay a copying fee) Visit or write: SEC's Public Reference Section Washington, DC 20549-6009 1-800-SEC-0330

Dreyfus Founders Funds are managed by Founders Asset Management LLC.

Founders and Founders Funds are registered trademarks of Founders Asset Management LLC.

(c) 1999 Dreyfus Service Corporation
291P1299

Dreyfus Founders Passport Fund

Pursuing capital appreciation through investments in small foreign growth companies

PROSPECTUS December 31, 1999

CLASS A, B, C, R AND T SHARES


As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

The Fund

      Dreyfus Founders Passport Fund
      -------------------------------------

                                       Ticker Symbols      CLASS A: FPSAX

                                                           CLASS B: FPSBX

                                                           CLASS C: FPSCX

                                                           CLASS R: FPSRX

                                                           CLASS T: FPSTX

Contents

The Fund
--------------------------------------------------------------------------------

Investment Approach                                                     243

Main Risks                                                              244

Past Performance                                                        245

Expenses                                                                246

More About Investment Objective,
Strategies and Risks                                                    248

Management                                                              251

Financial Highlights                                                    252

Your Investment
--------------------------------------------------------------------------------

Account Policies                                                        253

Distributions and Taxes                                                 257

Services for Fund Investors                                             258

Brokerage Allocation                                                    259

Instructions for Regular Accounts                                       260

Instructions for IRAs                                                   262

For More Information
--------------------------------------------------------------------------------

INFORMATION ON THE FUND'S RECENT STRATEGIES AND HOLDINGS CAN BE FOUND IN THE CURRENT ANNUAL/SEMIANNUAL REPORT. SEE BACK COVER.

INVESTMENT APPROACH

The fund seeks capital appreciation. To pursue this goal, the fund seeks aggressive growth through investments in equity securities of small companies outside the United States with market capitalizations or annual revenues of $1 billion or less. The fund mainly invests in securities issued by foreign companies based in both developed and emerging economies overseas. At least 65% of the fund's total assets normally will be invested in foreign securities from a minimum of three countries. The fund may invest in larger foreign companies or in U.S.-based companies if, in the opinion of the fund's portfolio manager, they represent better prospects for capital appreciation.


Founders Asset Management LLC ("Founders") manages the fund using a "growth style" of investing. Founders uses a consistent, "bottom-up" approach to build equity portfolios, searching one by one for companies whose fundamental strengths suggest the potential to provide superior earnings growth over time.


Key concepts


The fund offers multiple classes of shares. This prospectus describes shares of Classes A, B, C, R and T. The fund's other class of shares, Class F, is offered by a separate prospectus and is generally available only to shareholders who continuously maintained an account with any Dreyfus Founders fund since December 30, 1999. All share classes of the fund invest in the same underlying portfolio of securities and have the same management team. However, because of different charges, fees and expenses, the performance of the fund's share classes will vary.

MAIN RISKS

The primary risks of investing in this fund are:

*    FOREIGN   INVESTMENT  RISK.   Investments  in  foreign  securities  involve
     different risks than U.S. investments. These risks include:

     * MARKET RISK. Foreign markets have substantially less volume than U.S. markets, and are not generally as liquid as, and may be more volatile than, those in the United States. Brokerage commissions and other transaction costs are generally higher than in the United States, and settlement periods are longer.

     * REGULATORY RISK. There may be less governmental supervision of foreign stock exchanges, securities brokers and issuers of securities, and less public information about foreign companies. Also, accounting, auditing and financial reporting standards are less uniform than in the United States. Exchange control regulations or currency restrictions could prevent cash from being brought back to the United States. The fund may be subject to withholding taxes and could experience difficulties in pursuing legal remedies and collecting judgments.

     * POLITICAL RISK. Foreign investments may be subject to expropriation or confiscatory taxation; limitations on the removal of funds or other assets of the fund; and political, economic or social instability.

     * CURRENCY EXCHANGE RISK. Since the fund's assets are invested primarily in foreign securities, and since substantially all of the fund's revenues are received in foreign currencies, the fund's net asset value will be affected by changes in currency exchange rates to a greater extent than other funds. The fund pays dividends in dollars and incurs currency conversion costs.

     * EMERGING MARKETS RISK. A country that is in the initial stages of its industrial cycle is considered to be an emerging markets country. Such countries are subject to more economic, political and business risk than major industrialized nations, and the securities issued by companies located there may be more volatile, less liquid and more uncertain.

     * SMALL COMPANY RISK. While small companies may offer greater opportunity for capital appreciation than larger and more established companies, they also involve substantially greater risks of loss and price fluctuations. Small companies may be in the early stages of development; have limited product lines, markets or financial resources; and may lack management depth. These companies may be more impacted by intense competition from larger companies, and the trading markets for their securities may be less liquid and more volatile. This means that the fund could have greater difficulty selling a security of a small-cap issuer at an acceptable price, especially in periods of market volatility. Also, it may take a substantial period of time before the fund realizes a gain on an investment in a small-cap company, if it realizes any gain at all.

Key concepts

MARKET CAPITALIZATION: the value of a corporation calculated by multiplying the number of its outstanding shares of common stock by the current market price of a share.

FOREIGN SECURITIES: securities of issuers, wherever organized, that have their principal business activities outside of the United States. Founders considers where the issuer's assets are located, whether the majority of the issuer's gross income is earned outside of the United States, or whether the issuer's principal stock exchange listing is outside of the United States.

The Fund

PAST PERFORMANCE

The following information provides an indication of the risks of investing in the fund by showing how the performance of the fund's Class F shares has varied from year to year and by comparing this information to a broad measure of market performance. Performance figures reflect the reinvestment of dividends. Past performance is no guarantee of future results.

Class A, B, C, R and T shares are new, and past performance is not available for those classes as of the date of this prospectus. Performance for these share classes will vary from, and may be lower than, the performance of Class F shares due to differences in sales charges and expenses.
--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)

CLASS F SHARES

[Exhibit A]

BEST QUARTER:                    Q1 '98                         +14.30%

WORST QUARTER:                   Q3 '98                         -19.32%

THE YEAR-TO-DATE TOTAL RETURN FOR THE FUND'S CLASS F SHARES AS OF SEPTEMBER 30, 1999 WAS 16.88%.
--------------------------------------------------------------------------------

Average annual total returns AS OF 12/31/98

                                                         Since
                                  1 Year     5 Years     inception*
-------------------------------------------------------------------

PASSPORT FUND
CLASS F                           12.50%       8.89%          9.77%

MORGAN STANLEY
CAPITAL INTERNATIONAL
WORLD EX. U.S. INDEX              18.77%       9.19%         10.50%

* INCEPTION DATE 11/16/93.

THE MORGAN STANLEY CAPITAL INTERNATIONAL WORLD EX. U.S. INDEX IS
AN AVERAGE OF THE PERFORMANCE OF SELECTED SECURITIES LISTED ON THE STOCK EXCHANGES OF EUROPE, CANADA, AUSTRALIA, NEW ZEALAND AND THE
FAR EAST. "SINCE INCEPTION" PERFORMANCE DATA FOR THE INDEX IS FROM NOVEMBER 30, 1993 THROUGH DECEMBER 31, 1998.

What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

EXPENSES

The following table will help you understand the various costs and expenses you will incur directly or indirectly as an investor in the fund.

* Each class of shares, other than Class R, has transaction fees. These transaction fees vary by class and also vary based on the length of time you hold shares in the fund and the amount of your investment.

* You will find details about reduced sales charges in the "Account Policies" section of this prospectus.

Fee table

                                                            CLASS A        CLASS B         CLASS C        CLASS R        CLASS T
------------------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION FEES (FEES PAID FROM YOUR ACCOUNT)

Maximum front-end sales charge on purchases

AS A % OF OFFERING PRICE                                    5.75            NONE           NONE           NONE           4.50

Maximum contingent deferred sales charge (CDSC)

AS A % OF PURCHASE OR SALE PRICE, WHICHEVER IS LESS         NONE*           4.00           1.00           NONE           NONE*

Maximum sales charge on reinvested
dividends/distributions                                     NONE            NONE           NONE           NONE           NONE
------------------------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES PAID FROM FUND ASSETS)

% OF AVERAGE DAILY NET ASSETS

Management fees                                             1.00            1.00           1.00           1.00           1.00

Rule 12b-1 fee                                              NONE            0.75           0.75           NONE           0.25

Shareholder services fee                                    0.25            0.25           0.25           NONE           0.25

Other expenses**                                            0.25            0.25           0.25           0.25           0.25
------------------------------------------------------------------------------------------------------------------------------------

TOTAL ANNUAL FUND OPERATING EXPENSES (WITHOUT CREDITS)      1.50            2.25           2.25           1.25           1.75

TOTAL ANNUAL FUND OPERATING EXPENSES (WITH CREDITS)***      1.48            2.23           2.23           1.23           1.73

* SHARES BOUGHT WITHOUT AN INITIAL SALES CHARGE AS PART OF AN INVESTMENT OF $1 MILLION OR MORE MAY BE CHARGED A CDSC OF 1.00% IF REDEEMED WITHIN ONE YEAR.

** "OTHER EXPENSES" ARE ESTIMATED FOR THE CURRENT FISCAL YEAR BASED ON EXPENSES FOR CLASS F SHARES FOR THE FUND'S LAST FISCAL YEAR. THESE EXPENSES INCLUDE CUSTODIAN, TRANSFER AGENCY AND ACCOUNTING AGENT FEES, AND OTHER CUSTOMARY FUND EXPENSES.

*** EXPENSES AFTER CREDITS INCLUDE EXPENSE OFFSETS FROM CREDITS EARNED ON UNINVESTED CASH HELD OVERNIGHT AT THE CUSTODIAN.

Expense example
                          1 Year     3 Years     5 Years     10 Years
---------------------------------------------------------------------

CLASS A                     $719      $1,022      $1,346       $2,263

CLASS B
WITH REDEMPTION             $628      $1,003      $1,405       $2,223*
WITHOUT REDEMPTION          $228        $703      $1,205       $2,223*

CLASS C
WITH REDEMPTION             $328        $703      $1,205       $2,585
WITHOUT REDEMPTION          $228        $703      $1,205       $2,585

CLASS R                     $127        $397        $686       $1,511

CLASS T                     $620        $976      $1,356       $2,420

* ASSUMES CONVERSION OF CLASS B TO CLASS A AT END OF THE SIXTH YEAR FOLLOWING THE DATE OF PURCHASE.

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. Because actual return and expenses will be different, the example is for comparison only.

Key concepts

MANAGEMENT FEE: a fee paid to Founders for managing the fund's portfolio.

RULE 12B-1 FEE: the fee paid to finance the sale and distribution of Class B, C and T shares. Because this fee is paid out of the fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

SHAREHOLDER SERVICES FEE: the fee paid to the fund's distributor for providing shareholder services to the holders of Class A, B, C and T shares.

CONTINGENT DEFERRED SALES CHARGE (CDSC): a back-end sales charge payable if shares are redeemed within a certain time period.

The Fund

MORE ABOUT INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

This section discusses other investment strategies used by the fund and provides in more detail the risks associated with those strategies. Although Founders might not always use all of the different techniques and investments described below, some of these techniques are designed to help reduce investment or market risks. The Statement of Additional Information contains more detailed information about the fund's investment policies and risks.

Other portfolio investments and strategies

FIXED-INCOME SECURITIES. While the fund generally emphasizes investments in equity securities, such as common stocks and preferred stocks, it may also invest in fixed-income securities when Founders believes these investments offer opportunities for capital appreciation. Fixed-income securities in which the fund might invest include bonds, debentures, and other corporate or government obligations.

ADRS. The fund may invest without limit in American Depositary Receipts and American Depositary Shares (collectively, "ADRs"). ADRs are receipts representing shares of a foreign corporation held by a U.S. bank that entitle the holder to all dividends and capital gains on the underlying foreign shares. ADRs are denominated in U.S. dollars and trade in the U.S. securities markets.

ADRs are subject to some of the same risks as direct investments in foreign securities, including the risk that material information about the issuer may not be disclosed in the United States and the risk that currency fluctuations may adversely affect the value of the ADR.


SECURITIES THAT ARE NOT READILY MARKETABLE. The fund may invest up to 15% of its net assets in securities that are not "readily marketable." A security is not readily marketable if it cannot be sold within seven days in the ordinary course of business for approximately the amount it is valued.

A restricted security is one that has a contractual restriction on its resale or which cannot be sold publicly until it is registered with the Securities and Exchange Commission ("SEC"). Certain restricted securities are eligible for resale to qualified institutional purchasers (Rule 144A securities) and may be readily marketable. Rule 144A securities that are readily marketable are not subject to the 15% limit discussed above. Founders monitors holdings of 144A securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity. However, it is possible that the market for 144A securities can change, and it may become difficult to sell these securities, or to sell them at a reasonable price, if institutional purchasers lose interest in the investment.


Investments in illiquid securities, which may include restricted securities, involve certain risks to the extent that the fund may be unable to dispose of such a security at the time desired or at a reasonable price. In addition, in order to sell a restricted security, the fund might have to bear the expense and incur the delays associated with registering the shares with the SEC.

HEDGING AND DERIVATIVE INSTRUMENTS. The fund can enter into futures contracts and forward contracts, and may purchase and/or write (sell) put and call options on securities, securities indexes, futures contracts, and foreign currencies. These are sometimes referred to as "derivative" instruments, since their values are derived from an underlying security, index, or other financial instrument. The fund may use derivative instruments to engage in hedging strategies but does not use them for speculative purposes. The fund has limits on the use of derivatives and is not required to use them in seeking its investment objective.

Some of these strategies may hedge the fund's portfolio against price fluctuations. Other hedging strategies, such as buying futures and call options, would tend to increase the fund's exposure to the securities market. Forward contracts may be used to try to manage foreign currency risks on the fund's foreign investments. Option trading involves the payment of premiums and has special tax effects on the fund.

There are special risks in using particular hedging strategies. Using derivatives can cause the fund to lose money on its investments and/or increase the volatility of its share prices. In addition, the successful use of derivatives draws upon skills and experience that are different from those needed to select the other securities in which the fund invests. Should interest rates or the prices of securities or financial indexes move in an unexpected manner, the fund may not achieve the desired benefit of these instruments, or may realize losses and be in a worse position than if the instruments had not been used. The fund could also experience losses if the prices of its derivative positions were not correlated with its other investments or if it could not close out a position because of an illiquid market.

The fund's investments in derivatives are subject to the fund's Internal Derivatives Policy, which may be changed without shareholder approval.

TEMPORARY DEFENSIVE INVESTMENTS. In times of unstable or adverse market or economic conditions, up to 100% of the fund's assets can be invested in temporary defensive instruments in an effort to enhance liquidity or preserve capital. Temporary defensive investments generally would include cash, cash equivalents such as commercial paper, money market instruments, short-term debt securities, U.S. government securities, or repurchase agreements. The fund also could hold these types of securities pending the investment of proceeds from the sale of fund shares or portfolio securities, or to meet anticipated redemptions of fund shares. To the extent the fund invests defensively in these securities, it might not achieve its investment objective.

PORTFOLIO TURNOVER. The fund does not have any limitations regarding portfolio turnover. The fund may engage in short-term trading to try to achieve its objective and may have portfolio turnover rates in excess of 100%. A portfolio turnover rate of 100% is equivalent to the fund buying and selling all of the securities in its portfolio once during the course of a year. The portfolio turnover rate of the fund may be higher than some other mutual funds with the same investment objective. Higher portfolio turnover rates increase the brokerage costs the fund pays and may adversely affect its performance. If the fund realizes capital gains when it sells portfolio investments, it generally must pay those gains out to shareholders, increasing their taxable distributions. This may adversely affect the after-tax performance of the fund for shareholders with taxable accounts. The fund's portfolio turnover rates for prior years are included in the "Financial Highlights" section of this prospectus. The fund's current and future portfolio turnover rates may differ significantly from its historical portfolio turnover rates. Specifically, the fund's portfolio turnover rates for 1999 and future years are expected to be significantly higher than the fund's historical portfolio turnover rates due to the current manager's investment style.

The Fund

More about risk

Like all investments in securities, you risk losing money by investing in the fund. The fund's investments are subject to changes in their value from a number of factors.

* STOCK MARKET RISK. The value of the stocks and other securities owned by the fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence

* COMPANY RISK. The stocks in the fund's portfolio may not perform as expected. Other factors can affect a particular stock's price, such as poor earnings reports by the issuer, loss of major customers or management team members, major litigation against the issuer, or changes in government regulations affecting the issuer or its industry.

*    OPPORTUNITY  RISK.  There  is the  risk  of  missing  out on an  investment
     opportunity   because  the  assets  necessary  to  take  advantage  of  the opportunity are held in other investments.

* INVESTMENT STYLE RISK. Market performance tends to be cyclical, and during various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the fund's growth style of investing, the fund's gains may not be as big as, or its losses may be bigger than, other funds using different investment styles.


* INITIAL PUBLIC OFFERINGS. The fund invests in initial public offerings ("IPOs"). Part of the historical performance of the fund is due to the allocation to the fund of securities sold in IPOs. The effect of IPOs on the fund's performance depends on a variety of factors, including the number of IPOs the fund invests in, whether and to what extent a security purchased in an IPO appreciates in value, and the asset base of the fund. There is no guarantee that the fund's investments in IPOs, if any, will continue to have a similar impact on the fund's performance.


* RISK OF FIXED-INCOME INVESTMENTS. The fund's investments in fixed-income securities are subject to interest rate risk and credit risk.

* INTEREST RATE RISK. When interest rates change, the value of the fixed-income portion of the fund will be affected. An increase in interest rates tends to reduce the market value of debt securities, while a decline in interest rates tends to increase their values.

* CREDIT RISK. The value of the debt securities held by the fund fluctuates with the credit quality of the issuers of those securities. Credit risk relates to the ability of the issuer to make payments of principal and interest when due, including default risk.


* YEAR 2000 RISK. The fund could be adversely affected if the computer systems used by Founders and the fund's other service providers do not properly process and calculate date-related information on or after January 1, 2000. Founders is working to avoid year 2000-related problems in its systems and to obtain assurances from other service providers that they are taking similar steps. In addition, issuers of securities in which the fund invests may be adversely affected by year 2000-related problems. This could have an impact on the value of the fund's investments and the fund's share prices.

MANAGEMENT

Founders serves as investment adviser to the fund and is responsible for selecting the fund's investments and handling its day-to-day business. Founders' corporate offices are located at 2930 East Third Avenue, Denver, Colorado 80206


Founders and its predecessor companies have operated as investment advisers since 1938. Founders also serves as investment adviser to other series funds of Dreyfus Founders Funds, Inc. (the "company"), as well as serving as adviser or sub-adviser to a number of other investment companies and private accounts. Founders is the growth specialist affiliate of The Dreyfus Corporation, a leading mutual fund complex with more than $118 billion in its mutual fund portfolios as of September 30, 1999. Founders and Dreyfus are investment subsidiaries of Mellon Financial Corporation, a broad-based global financial services company.


In addition to managing the fund's investments, Founders also provides certain related administrative services to the fund. For these investment and administrative services, the fund pays Founders a management fee. The fund's management fee for the fiscal year ended December 31, 1998 was 1.00% of the fund's average daily net assets.


To facilitate day-to-day fund management, Founders uses a lead manager and team system. Each team is composed of members of the investment department, including lead portfolio managers, portfolio traders and research analysts. Each individual offers ideas, information, knowledge and expertise to assist in the management of the fund. Daily decisions on security selection for the fund are made by the lead portfolio manager. Through participation in the team process, the manager uses the input, research and advice of the rest of the management team in making purchase and sale decisions.

Tracy P. Stouffer, vice president of investments and chartered financial analyst, has been the fund's portfolio manager since July 1999. Before joining Founders, Ms. Stouffer was a vice president and portfolio manager with Federated Global, Incorporated from 1995 to July 1999, and a vice president and portfolio manager with Clariden Asset Management, Inc. from 1988 to 1995. Prior to 1988, Ms. Stouffer held various portfolio management and securities analyst positions. A graduate of Cornell University, Ms. Stouffer received an MBA with a concentration in marketing from the University of Western Ontario, Canada.

Founders has a personal securities trading policy (the "Policy") which restricts the personal securities transactions of its employees. Its primary purpose is to ensure that personal trading by Founders employees does not disadvantage any Founders-managed fund. Founders portfolio managers and other investment personnel who comply with the Policy's preclearance and disclosure procedures may be permitted to purchase, sell or hold certain types of securities which also may be or are held in the fund(s) they advise.


The Fund

FINANCIAL HIGHLIGHTS


The following table describes the performance of Class F shares of the fund for the five years ended December 31, 1998 and the six months ended June 30, 1999. Certain information reflects financial results for a single fund share. Since Class A, B, C, R and T shares are new, financial information is not available for those classes as of the date of this prospectus.


"Total return" shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. The financial information for the six months ended June 30, 1999 is unaudited. The financial information for the three years ended December 31, 1998 has been audited by PricewaterhouseCoopers LLP, independent accountants. Another independent accounting firm audited the prior years' information. PricewaterhouseCoopers LLP's report, along with the fund's financial statements, is included in the company's 1998 annual report to shareholders, which is available upon request.

                                                            (UNAUDITED)
                                                     SIX MONTHS ENDED JUNE 30,               YEAR ENDED DECEMBER 31,
 CLASS F                                                      1999              1998       1997       1996      1995       1994
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)

 Net asset value -- beginning of period                       14.93            13.64      13.91     11.68       9.42      10.53

Income from investment operations:

    Net investment income or (loss)                          (0.04)             0.00       0.02      0.04       0.04       0.02

    Net gains or (losses) on securities
    (both realized and unrealized)                             1.43             1.68       0.22      2.30       2.26     (1.11)

 Total from investment operations                              1.39             1.68       0.24      2.34       2.30     (1.09)

Less dividends and distributions:

    From net investment income                                 0.00           (0.01)     (0.03)    (0.02)     (0.04)     (0.02)

    From net realized gains                                    0.00           (0.38)     (0.48)    (0.09)       0.00       0.00

 Total distributions                                           0.00           (0.39)     (0.51)    (0.11)     (0.04)     (0.02)

 Net asset value -- end of period                             16.32            14.93      13.64     13.91      11.68       9.42

 Total return (%)                                              9.31            12.50       1.70     20.05      24.39    (10.40)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Net expenses to average net assets (%)                     1.58(1)             1.52       1.53      1.57       1.76       1.88

 Gross expenses to average net assets (%)                   1.60(1)             1.54       1.55      1.59       1.84         --

 Ratio of net investment income or (loss)
 to average net assets (%)                               (0.45)(1)              0.09       0.20      0.40       0.60       0.12

 Portfolio turnover rate (%)(2)                                 33               34         51        58         37         78
------------------------------------------------------------------------------------------------------------------------------------

 Net assets -- end of period ($ x 1,000)                   116,783          124,572    122,646   177,921     49,922     16,443

(1) ANNUALIZED.

(2) "PORTFOLIO TURNOVER RATE" IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING TWELVE-MONTH PERIOD. ACCORDINGLY, THE PORTFOLIO TURNOVER RATE FOR THE PERIOD ENDED JUNE 30, 1999 IS FROM JULY 1, 1998 TO JUNE 30, 1999.

Your Investment

ACCOUNT POLICIES


YOU WILL NEED TO CHOOSE A SHARE CLASS before making an initial investment. Selecting a class in which to invest depends on a number of factors, including the amount and intended length of your investment. In making your choice, you should weigh the impact of all potential costs over the length of your investment, including sales charges and annual fees. For example, in some instances, it can be more economical to pay an initial sales charge than to choose a class with no initial sales charge but with higher annual fees and a contingent deferred sales charge (CDSC).


IN SELECTING A CLASS, consider the following:

* CLASS A SHARES may be appropriate if you prefer to pay the fund's sales charge when you purchase shares rather than upon the sale of your shares, if you want to take advantage of the reduced sales charges available on larger investments, and/or if you have a longer-term investment horizon. Class A shares have no Rule 12b-1 fee.

* CLASS B SHARES may be appropriate if you wish to avoid a front-end sales charge, if you want to put 100% of your investment dollars to work immediately, and/or if you have a longer-term investment horizon. Class B shares convert automatically to Class A shares after the Class B shares are held for six years.

* CLASS C SHARES may be appropriate if you wish to avoid a front-end sales charge, if you want to put 100% of your investment dollars to work immediately, and/or if you have a shorter-term investment horizon.

* CLASS R SHARES are designed for eligible institutions on behalf of their clients. Individuals may not purchase these shares directly.

* CLASS T SHARES may be appropriate if you prefer to pay the fund's sales charge when you purchase shares rather than upon the sale of your shares, if you want to take advantage of the reduced sales charges available on larger investments, and if you have a shorter-term investment horizon.


Two ways to reduce sales charges

LETTER OF INTENT: if you agree to purchase at least $50,000 of the fund's shares (or any other Dreyfus Founders and Dreyfus Premier fund sold with a sales charge) over a 13-month period, you pay a reduced sales charge as if you had invested the full amount all at once.


RIGHT OF ACCUMULATION: allows you to combine your investment in this fund with all your existing investments in any other Dreyfus Founders and Dreyfus Premier fund sold with a sales charge to determine whether you meet the threshold for reduced sales charges.

CONSULT THE STATEMENT OF ADDITIONAL INFORMATION (SAI) OR YOUR FINANCIAL REPRESENTATIVE FOR MORE DETAILS.

Third-party investments

The classes of the fund offered by this prospectus are designed primarily for investors who are investing through a third party, such as a bank, broker-dealer or financial adviser, or in a 401(k) or other retirement plan. When you open a fund account with these third parties, they may impose policies, limitations and fees which are different from, or in addition to, those described in this prospectus.

Your Investment

Share class charges

EACH SHARE CLASS has its own fee structure. In some cases, you may not have to pay a sales charge to buy or sell shares. Consult your financial representative or the SAI to see whether this may apply to you. Because Class A has lower expenses than Class T, you should consider buying Class A shares if you plan to invest $1 million or more in the fund.
--------------------------------------------------------------------------------

Sales charges

CLASS A AND CLASS T -- CHARGED WHEN YOU BUY SHARES

                                                     Sales charge                               Sales charge
                                                     deducted as a %                            as a % of your
Your investment                                      of offering price                          net investment
------------------------------------------------------------------------------------------------------------------------------------
                                                     Class               Class                  Class               Class
                                                     A                   T                      A                   T
------------------------------------------------------------------------------------------------------------------------------------
Up to $49,999                                        5.75%               4.50%                  6.10%               4.70%

$50,000 -- $99,999                                   4.50%               4.00%                  4.70%               4.20%

$100,000 -- $249,999                                 3.50%               3.00%                  3.60%               3.10%

$250,000 -- $499,999                                 2.50%               2.00%                  2.60%               2.00%

$500,000 -- $999,999                                 2.00%               1.50%                  2.00%               1.50%

$1 million or more*                                  0.00%               0.00%                  0.00%               0.00%

* A 1.00% CDSC may be charged on any shares sold within one year of purchase (except shares bought through reinvestment of dividends).

Class A shares also carry an annual shareholder services fee of 0.25% of the class's average daily net assets.

Class T shares  also carry an annual  Rule 12b-1 fee of 0.25% and a  shareholder
services   fee  of   0.25%   of  the   class's   average   daily   net   assets.

--------------------------------------------------------------------------------

CLASS B -- CHARGED WHEN YOU SELL SHARES

                                    CDSC as a % of your initial
Time since                          investment or your redemption
your initial purchase               (whichever is less)
--------------------------------------------------------------------------------

Up to 2 years                       4.00%

2 -- 4 years                        3.00%

4 -- 5 years                        2.00%

5 -- 6 years                        1.00%

More than 6 years                   Shares will automatically convert
                                    to Class A, which has no CDSC

Class B shares also carry an annual Rule 12b-1 fee of 0.75% and a shareholder services fee of 0.25% of the class's average daily net assets.

--------------------------------------------------------------------------------

CLASS C -- CHARGED WHEN YOU SELL SHARES

A 1.00% CDSC is imposed on redemptions made within the first year of purchase. Class C shares also carry an annual Rule 12b-1 fee of 0.75% and a shareholder services fee of 0.25% of the class's average daily net assets.
--------------------------------------------------------------------------------

CLASS R -- NO SALES CHARGE, RULE 12B-1 FEE OR SHAREHOLDER SERVICES FEE

Buying shares

THE NET ASSET VALUE (NAV) of each class is generally calculated as of the close of regular trading on the New York Stock Exchange ("NYSE") (usually 4:00 p.m. Eastern time) every day the NYSE is open. Your order will be priced at the next NAV calculated after your order is accepted by the fund's transfer agent or other authorized entity. NAV is not calculated, and you may not conduct fund transactions, on days the NYSE is closed (generally weekends and New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day). However, the fund may conduct portfolio transactions on those days, particularly in foreign markets, which may affect the value of fund shares on days when you are not able to purchase, exchange or redeem shares.
--------------------------------------------------------------------------------

Minimum investments

Account type                       Initial            Additional
--------------------------------------------------------------------------------

REGULAR ACCOUNTS                   $1,000             $100; $500 FOR
                                                      TELETRANSFER INVESTMENTS

TRADITIONAL IRAS                   $750               NO MINIMUM

SPOUSAL IRAS                       $750               NO MINIMUM

ROTH IRAS                          $750               NO MINIMUM

EDUCATION IRAS                     $500               NO MINIMUM
                                                      AFTER THE FIRST YEAR

AUTOMATIC                          $100               $100
INVESTMENT PLANS

All investments must be in U.S. dollars. Third-party checks cannot be accepted. You may be charged a fee for any check that does not clear. Maximum TeleTransfer purchase is $150,000 per day.

THE FUND'S INVESTMENTS ARE VALUED based on market value or, where market quotations are not readily available, on fair value as determined in good faith by the company's board of directors ("board"), or pursuant to procedures approved by the board.

ORDERS TO BUY AND SELL SHARES received by dealers by the close of trading on the NYSE and transmitted to the distributor or its designee by the close of its business day (normally 5:15 p.m. Eastern time) will be based on the NAV determined as of the close of trading on the NYSE that day.

Selling shares

YOU MAY SELL (REDEEM) SHARES AT ANY TIME. Your shares will be sold at the next NAV calculated after your order is accepted by the company's transfer agent or other authorized entity. Your order will be processed promptly, and you will generally receive the proceeds within a week.

TO KEEP YOUR CDSC AS LOW AS POSSIBLE, each time you request to sell shares, the fund will first sell shares that are not subject to a CDSC, and then sell those subject to the lowest charge. The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on shares you acquired by reinvesting your dividends. There are certain instances when you may qualify to have the CDSC waived. Consult the SAI for details.

BEFORE SELLING RECENTLY PURCHASED SHARES, please note that if the fund has not yet collected payment for the shares you are selling, it may delay sending the proceeds until it has collected payment.

General policies

IF YOUR ACCOUNT FALLS BELOW $500, you may be asked to increase your balance. If it is still below $500 after 30 days, the fund may close your account and send you the proceeds to the address on record.

UNLESS YOU DECLINE TELEPHONE PRIVILEGES on your application, you may be responsible for any fraudulent telephone orders as long as reasonable measures were taken to verify the order.

THE FUND RESERVES THE RIGHT TO:

* refuse any purchase or exchange request that could adversely affect the fund or its operations, including those from any individual or group that, in the fund's view, is likely to engage in excessive trading (usually defined as more than four exchanges out of the fund within a calendar year).

* refuse any purchase or exchange request in excess of 1% of the fund's total assets.

* change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions.

*    change its minimum investment amounts.

* delay sending out redemption proceeds for up to seven days (generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions).

The fund also reserves the right to make a "redemption in kind" -- payment in portfolio securities rather than cash -- if the amount you are redeeming is large enough to affect fund operations. This right may be exercised only if the amount of your redemptions exceeds the lesser of $250,000 or 1% of the fund's net assets in any 90-day period.

Written sell orders

Some circumstances require written sell orders along with signature guarantees. These include:

* amounts of $10,000 or more on accounts whose address has been changed within the last 30 days

*   requests to send the proceeds to a different payee or address

*   written sell orders of $100,000 or more

A SIGNATURE GUARANTEE helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. For joint accounts, each signature must be guaranteed. Please call 1-800-554-4611 if you have questions about obtaining a signature guarantee.

Key concepts

NET ASSET VALUE (NAV): the market value of one fund share, computed by dividing the total net assets of a fund class by its shares outstanding. The fund's Class A and Class T shares are offered to the public at NAV plus a sales charge. Classes B, C, and R are offered at NAV, but Classes B and C are subject to higher annual operating expenses and a CDSC.

DISTRIBUTIONS AND TAXES

THE FUND INTENDS TO DISTRIBUTE net realized investment income and any net realized capital gains on an annual basis each December. From time to time, the fund may make distributions in addition to those described above.

EACH SHARE CLASS WILL GENERATE a different distribution because each has different expenses. Your distributions will be reinvested in the fund unless you instruct the fund otherwise. There are no fees or sales charges on reinvestments.

FUND DIVIDENDS AND DISTRIBUTIONS ARE TAXABLE to most investors (unless your investment is in an IRA or other tax-advantaged account). The tax status of any distribution is the same regardless of how long you have been in the fund and whether you reinvest your distributions or receive them in cash. In general, distributions are federally taxable as follows:
--------------------------------------------------------------------------------

Taxability of distributions

Type of                       Tax rate for          Tax rate for

distribution                  15% bracket           28% bracket or above
--------------------------------------------------------------------------------

INCOME                        ORDINARY              ORDINARY
DIVIDENDS                     INCOME RATE           INCOME RATE

SHORT-TERM                    ORDINARY              ORDINARY
CAPITAL GAINS                 INCOME RATE           INCOME RATE

LONG-TERM
CAPITAL GAINS                 10%                   20%

Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

Taxes on transactions

Except for tax-advantaged accounts, any sale or exchange of fund shares may generate a tax liability. Withdrawals or distributions from tax-deferred accounts are taxable when received.

The table above also can provide a guide for potential tax liability when selling or exchanging fund shares. "Short-term capital gains" applies to fund shares sold or exchanged up to 12 months after buying them. "Long-term capital gains" applies to shares sold or exchanged after 12 months.

SERVICES FOR FUND INVESTORS

Automatic services

BUYING OR SELLING SHARES AUTOMATICALLY is easy with the services described below. With each service, you may select a schedule and amount, subject to certain restrictions. You can set up most of these services with your application, or by calling your financial representative or 1-800-554-4611.
--------------------------------------------------------------------------------

For investing


AUTOMATIC                       For making automatic investments
ASSET BUILDER(R)                from a designated bank account.

PAYROLL                         For making automatic investments
SAVINGS PLAN                    through payroll deduction.

GOVERNMENT                      For making automatic investments
DIRECT DEPOSIT                  from your federal employment,
PRIVILEGE                       Social Security or other regular
                                federal government check.

DIVIDEND                        For automatically reinvesting the
SWEEP                           dividends and distributions from
                                one fund into another
                                (not available for IRAs).
--------------------------------------------------------------------------------

For exchanging shares

AUTO-EXCHANGE                   For making regular exchanges
PRIVILEGE                       from one fund into another.
--------------------------------------------------------------------------------

For selling shares

AUTOMATIC                       For making regular withdrawals
WITHDRAWAL PLAN                 from most funds. There is no CDSC on Class B
shares, as long as the amounts withdrawn do not exceed 12% annually of the account value at the time the shareholder elects to participate in the plan.

Exchange privilege

YOU CAN EXCHANGE SHARES WORTH $500 OR MORE (no minimum for retirement accounts) from one class of the fund into the same class of another Dreyfus Founders fund or Dreyfus Premier fund. You can also exchange Class T shares into Class A shares of certain Dreyfus Premier fixed-income funds. You can request your exchange in writing or by phone, or by contacting your financial representative. Be sure to read the current prospectus for any fund into which you are exchanging before investing. Any new account established through an exchange generally has the same privileges as your original account (as long as they are available). There is currently no fee for exchanges, although you may have to pay an additional sales charge when exchanging into any fund that has a higher sales charge.

Money market exchange privilege

AS A CONVENIENCE, the fund's shareholders may exchange all or part of their investment in the fund for shares of Dreyfus Worldwide Dollar Money Market Fund, Inc., without paying a CDSC. The Dreyfus Worldwide Dollar Money Market Fund is a money market fund advised by The Dreyfus Corporation that invests in a diversified portfolio of high-quality money market instruments. THE SHARES OF DREYFUS WORLDWIDE DOLLAR MONEY MARKET FUND ARE NOT OFFERED BY THIS PROSPECTUS. Please contact your financial representative or call 1-800-554-4611 to request a copy of the current Dreyfus Worldwide Dollar Money Market Fund prospectus. Please be sure to read that prospectus carefully before investing in that fund.

TeleTransfer privilege

TO MOVE MONEY between your bank account and your mutual fund account with a phone call, use the TeleTransfer privilege. You can set up TeleTransfer on your account by providing bank account information and by following the instructions on your application, or by contacting your financial representative.

Reinvestment privilege

UPON WRITTEN REQUEST, you can reinvest up to the number of Class A, B or T shares you redeemed within 45 days of selling them at the current share price without any sales charge. If you paid a CDSC, it will be credited back to your account. This privilege may be used only once.

Account statements

EVERY FUND SHAREHOLDER automatically receives regular account statements. You will also be sent an annual statement detailing the tax characteristics of any dividends and distributions you have received.

Brokerage allocation

Subject to the policy of seeking the best execution of orders at the most favorable prices, sales of fund shares may be considered as a factor in the selection of brokerage firms to execute fund portfolio transactions. The SAI further explains the selection of brokerage firms.

Your Investment

INSTRUCTIONS FOR REGULAR ACCOUNTS

   TO OPEN AN ACCOUNT

            In Writing

   Complete the application.

   Mail your application and a check to:
   Dreyfus Founders Funds, Inc.
   Passport Fund
   P.O. Box 6587
   Providence, RI 02940-6587
   Attn: Institutional Processing

TO ADD TO AN ACCOUNT

Fill out an investment slip, and write your account number on your check.

Mail the slip and the check to: Dreyfus Founders Funds, Inc. Passport Fund P.O. Box 6587 Providence, RI 02940-6587 Attn: Institutional Processing

           By Telephone

   WIRE  Have your bank send your
investment to Boston Safe Deposit and Trust Co., with these instructions:

   * ABA# 011001234

   * DDA# 046590


   * EEC code 5660

   * Passport Fund


   * the share class

   * your Social Security or tax ID number

   * name(s) of investor(s)

   * dealer number if applicable

   Call us to obtain an account number. Return your application with the account number on the application.

WIRE Have your bank send your investment to Boston Safe Deposit and Trust Co., with these instructions:

* ABA# 011001234

* DDA# 046590


* EEC code 5660

* Passport Fund


* the share class

* your account number

* name(s) of investor(s)

* dealer number if applicable

ELECTRONIC CHECK Same as wire, but before your account number insert "281" for Class A, "282" for Class B, "283" for Class C, "284" for Class R, or "285" for Class T.


TELETRANSFER Request TeleTransfer on your application. Call us to request your transaction.

           Automatically

   WITH AN INITIAL INVESTMENT  Indicate
on your application which automatic service(s) you want. Return your application with your investment.

ALL SERVICES Call us at 1-800-554-4611 or call your financial representative to request a form to add any automatic investing service (see "Services for Fund Shareholders"). Complete and return the form along with any other required materials.


TO SELL SHARES

Write a letter of instruction that includes:

* your name(s) and signature(s)

* your account number

* Passport Fund

* the dollar amount you want to sell

* how and where to send the proceeds

Obtain a signature guarantee or other  documentation, if required (see page 11)

Mail your request to: Dreyfus Founders Funds, Inc. P.O. Box 6587, Providence, RI 02940-6587 Attn: Institutional Processing


TELETRANSFER Call us or your financial representative to request your transaction. Be sure the fund has your bank account information on file. Proceeds will be sent to your bank by electronic check.

AUTOMATIC WITHDRAWAL PLAN Call us or your financial representative to request a form to add the plan. Complete the form, specifying the amount and frequency of withdrawals you would like.

Be sure to maintain an account balance of $5,000 or more.

To open an account, make subsequent investments or sell shares, please contact your financial representative or call toll free in the U.S. 1-800-554-4611. Make checks payable to: DREYFUS FOUNDERS FUNDS, INC.

Key concepts

WIRE TRANSFER: for transferring money from one financial institution to another. Wiring is the fastest way to move money, although your bank may charge a fee to send or receive wire transfers. Wire transfers from the fund are subject to a $1,000 minimum.

ELECTRONIC CHECK: for transferring money out of a bank account. Your transaction is entered electronically, but may take up to eight business days to clear. Electronic checks usually are available without a fee at all Automated Clearing House (ACH) banks.

INSTRUCTIONS FOR IRAS

   TO OPEN AN ACCOUNT

            In Writing

   Complete an IRA application, making sure to specify the fund name and to indicate the year the contribution is for.

   Mail your application and a check to:
The Dreyfus Trust Company, Custodian P.O. Box 6427 Providence, RI 02940-6427
Attn: Institutional Processing

TO ADD TO AN ACCOUNT

Fill out an investment slip, and write your account number on your check. Indicate the year the contribution is for.

Mail the slip and the check to: The Dreyfus Trust Company, Custodian P.O. Box 6427 Providence, RI 02940-6427 Attn: Institutional Processing

           By Telephone

WIRE Have your bank send your investment to Boston Safe Deposit and Trust Co., with these instructions:

* ABA# 011001234

* DDA# 046590


* EEC code 5660

* Passport Fund


* the share class * your account number

* name(s) of investor(s)

* the contribution year

* dealer number if applicable


ELECTRONIC CHECK Same as wire, but before your account number insert "281" for Class A, "282" for Class B, "283" for Class C, "284" for Class R, or "285" for Class T.


            Automatically

ALL SERVICES Call us or your financial representative to request a form to add any automatic investing service (see "Services for Fund Investors"). Complete and return the form along with any other required materials. All contributions will count as current year.

TO SELL SHARES

Write a letter of instruction that includes:

* your name and signature

* your account number

* Passport Fund

* the dollar amount you want to sell

* how and where to send the proceeds

* whether the distribution is qualified or premature

* whether the 10% TEFRA should be withheld

Obtain a signature guarantee or other documentation, if required (see page 11).

Mail your request to: The Dreyfus Trust Company P.O. Box 6427, Providence, RI 02940-6427 Attn: Institutional Processing


SYSTEMATIC WITHDRAWAL PLAN Call us to request instructions to establish the plan.

For information and assistance, contact your financial representative or call toll free in the U.S. 1-800-554-4611. Make checks payable to: THE DREYFUS TRUST COMPANY, CUSTODIAN.

Your Investment

[Application p1]

[Application p2]

NOTES

For More Information

Dreyfus Founders Passport Fund

A series of Dreyfus Founders Funds, Inc.
---------------------------------------

SEC file number:  811-01018

More information on this fund is available to you free of charge.

Annual/Semiannual Report

Annual and semiannual reports contain the fund's financial statements, portfolio holdings and historical performance. You will also find a discussion of the market conditions and investment strategies that significantly affected the fund's performance in these reports.

Statement of Additional Information (SAI)

A current SAI containing more detailed information about the fund and its policies has been filed with the Securities and Exchange Commission and is incorporated by reference and legally considered a part of this prospectus.

You can request copies of the annual and semiannual reports and the SAI, and obtain other information.

To obtain information:

BY TELEPHONE Call your financial representative or 1-800-554-4611

BY MAIL Write to: Dreyfus Founders Funds 144 Glenn Curtiss Boulevard Uniondale, NY 11556-0144

ON THE INTERNET Text-only versions of fund documents can be viewed online or downloaded from the Securities and Exchange Commission's Internet site at: http:
//www.sec.gov

BY MAIL OR IN PERSON from the Securities and Exchange Commission (you will pay a copying fee) Visit or write: SEC's Public Reference Section Washington, DC 20549-6009 1-800-SEC-0330

Dreyfus Founders Funds are managed by Founders Asset Management LLC.

Founders and Founders Funds are registered trademarks of Founders Asset Management LLC.

(c) 1999 Dreyfus Service Corporation
281P1299

Dreyfus Founders Worldwide Growth Fund

Pursuing long-term growth of capital through investments in foreign and U.S. companies

PROSPECTUS December 31, 1999

CLASS A, B, C, R AND T SHARES


As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

The Fund

                                       Dreyfus Founders Worldwide Growth Fund
                                       --------------------------------------

                                       Ticker Symbols      CLASS A:   FWWAX

                                                           CLASS B:   FWWBX

                                                           CLASS C:   FWWCX

                                                           CLASS R:   FWWRX

                                                           CLASS T:   FWWTX

Contents

The Fund
--------------------------------------------------------------------------------

Investment Approach                                                     269

Main Risks                                                              270

Past Performance                                                        271

Expenses                                                                272

More About Investment Objective,
Strategies and Risks                                                    274

Management                                                              277

Financial Highlights                                                    278

Your Investment
--------------------------------------------------------------------------------

Account Policies                                                        279

Distributions and Taxes                                                 283

Services for Fund Investors                                             284

Brokerage Allocation                                                    285

Instructions for Regular Accounts                                       286

Instructions for IRAs                                                   288

For More Information
--------------------------------------------------------------------------------

INFORMATION ON THE FUND' S RECENT STRATEGIES AND HOLDINGS CAN BE FOUND IN THE CURRENT ANNUAL/SEMIANNUAL REPORT. SEE BACK COVER.

INVESTMENT APPROACH

The fund seeks long-term growth of capital. To pursue this goal, the fund normally invests at least 65% of its total assets in equity securities of growth companies in a variety of markets throughout the world. The fund may purchase securities in any foreign country, as well as in the United States, emphasizing common stocks of both emerging and established growth companies that generally have proven performance records and strong market positions. The fund's portfolio will always invest at least 65% of its total assets in three or more countries. The fund will not invest more than 50% of its total assets in the securities of any one foreign country.


Founders Asset Management LLC (" Founders") manages the fund using a "growth style" of investing. Founders uses a consistent, "bottom-up" approach to build equity portfolios, searching one by one for companies whose fundamental strengths suggest the potential to provide superior earnings growth over time


Key concepts


The fund offers multiple classes of shares. This prospectus describes shares of Classes A, B, C, R and T. The fund's other class of shares, Class F, is offered by a separate prospectus and is generally available only to shareholders who continuously maintained an account with any Dreyfus Founders fund since December 30, 1999. All share classes of the fund invest in the same underlying portfolio of securities and have the same management team. However, because of different charges, fees and expenses, the performance of the fund's share classes will vary.

MAIN RISKS

The primary risks of investing in this fund are:

*    Foreign   investment  risk.   Investments  in  foreign  securities  involve
     different risks than U.S. investments. These risks include:

     * Market risk. Foreign markets have substantially less volume than U.S. markets, and are not generally as liquid as, and may be more volatile than, those in the United States. Brokerage commissions and other transaction costs are generally higher than in the United States, and settlement periods are longer.

     * Regulatory risk. There may be less governmental supervision of foreign stock exchanges, securities brokers and issuers of securities, and less public information about foreign companies. Also, accounting, auditing and financial reporting standards are less uniform than in the United States. Exchange control regulations or currency restrictions could prevent cash from being brought back to the United States. The fund may be subject to withholding taxes and could experience difficulties in pursuing legal remedies and collecting judgments.

     * Political risk. Foreign investments may be subject to expropriation or confiscatory taxation; limitations on the removal of funds or other assets of the fund; and political, economic or social instability.

     * Currency exchange risk. Since the fund's assets are invested primarily in foreign securities, and since substantially all of the fund's revenues are received in foreign currencies, the fund's net asset value will be affected by changes in currency exchange rates to a greater extent than other funds. The fund pays dividends in dollars and incurs currency conversion costs.

     * Emerging markets risk. A country that is in the initial stages of its industrial cycle is considered to be an emerging markets country. Such countries are subject to more economic, political and business risk than major industrialized nations, and the securities issued by companies located there may be more volatile, less liquid and more uncertain.

Key concepts

GLOBAL FUND: a type of mutual fund that may invest in securities traded anywhere in the world, including the United States.

FOREIGN SECURITIES: securities of issuers, wherever organized, that have their principal business activities outside of the United States. Founders considers where the issuer's assets are located, whether the majority of the issuer's gross income is earned outside of the United States, or whether the issuer's principal stock exchange listing is outside of the United States.

                                                               The Fund

PAST PERFORMANCE

The following information provides an indication of the risks of investing in the fund by showing how the performance of the fund's Class F shares has varied from year to year and by comparing this information to a broad measure of market performance. Performance figures reflect the reinvestment of dividends. Past performance is no guarantee of future results.

Class A, B, C, R and T shares are new, and past performance is not available for those classes as of the date of this prospectus. Performance for these share classes will vary from, and may be lower than, the performance of Class F shares due to differences in sales charges and expenses.
--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)
[Exhibit A]
CLASS F SHARES

BEST QUARTER:                    Q4 '93                         +15.28%

WORST QUARTER:                   Q3 '98                         -16.75%

THE YEAR-TO-DATE TOTAL RETURN FOR THE FUND'S CLASS F SHARES AS OF SEPTEMBER 30, 1999 WAS 7.43%.
--------------------------------------------------------------------------------

Average annual total returns AS OF 12/31/98

                                                         Since
                                  1 Year     5 Years     inception*
-------------------------------------------------------------------

WORLDWIDE GROWTH FUND
CLASS F                            9.63%      10.26%         13.36%

MORGAN STANLEY CAPITAL
INTERNATIONAL WORLD
INDEX                             24.33%      15.68%         10.00%

* INCEPTION DATE 12/31/89.

THE MORGAN STANLEY CAPITAL INTERNATIONAL WORLD INDEX IS AN AVERAGE OF THE PERFORMANCE OF SELECTED SECURITIES LISTED ON THE STOCK EXCHANGES OF THE UNITED STATES, EUROPE, CANADA, AUSTRALIA, NEW ZEALAND AND THE FAR EAST.

What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

EXPENSES

The following table will help you understand the various costs and expenses you will incur directly or indirectly as an investor in the fund.

* Each class of shares, other than Class R, has transaction fees. These transaction fees vary by class and also vary based on the length of time you hold shares in the fund and the amount of your investment.

* You will find details about reduced sales charges in the "Account Policies" section of this prospectus.

Fee table

                                                           CLASS A        CLASS B         CLASS C        CLASS R        CLASS T
---------------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION FEES (FEES PAID FROM YOUR ACCOUNT)

Maximum front-end sales charge on purchases

AS A % OF OFFERING PRICE                                     5.75            NONE           NONE           NONE           4.50

Maximum contingent deferred sales charge (CDSC)

AS A % OF PURCHASE OR SALE PRICE, WHICHEVER IS LESS          NONE*           4.00           1.00           NONE           NONE*

Maximum sales charge on reinvested
dividends/distributions                                      NONE            NONE           NONE           NONE           NONE
--------------------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES PAID FROM FUND ASSETS)

% OF AVERAGE DAILY NET ASSETS

Management fees                                              0.96            0.96           0.96           0.96           0.96

Rule 12b-1 fee                                               NONE            0.75           0.75           NONE           0.25

Shareholder services fee                                     0.25            0.25           0.25           NONE           0.25

Other expenses**                                             0.23            0.23           0.23           0.23           0.23
---------------------------------------------------------------------------------------------------------------------------------

TOTAL ANNUAL FUND OPERATING EXPENSES (WITHOUT CREDITS)       1.44            2.19           2.19           1.19           1.69

TOTAL ANNUAL FUND OPERATING EXPENSES (WITH CREDITS)***       1.42            2.17           2.17           1.17           1.67

* SHARES BOUGHT WITHOUT AN INITIAL SALES CHARGE AS PART OF AN INVESTMENT OF $1 MILLION OR MORE MAY BE CHARGED A CDSC OF 1.00% IF REDEEMED WITHIN ONE YEAR.

** "OTHER EXPENSES" ARE ESTIMATED FOR THE CURRENT FISCAL YEAR BASED ON EXPENSES FOR CLASS F SHARES FOR THE FUND'S LAST FISCAL YEAR. THESE EXPENSES INCLUDE CUSTODIAN, TRANSFER AGENCY AND ACCOUNTING AGENT FEES, AND OTHER CUSTOMARY FUND EXPENSES.

*** EXPENSES AFTER CREDITS INCLUDE EXPENSE OFFSETS FROM CREDITS EARNED ON UNINVESTED CASH HELD OVERNIGHT AT THE CUSTODIAN.

Expense example

                            1 Year     3 Years     5 Years     10 Years
-----------------------------------------------------------------------

CLASS A                       $713      $1,004      $1,317       $2,200

CLASS B
WITH REDEMPTION               $622        $985      $1,375       $2,160*
WITHOUT REDEMPTION            $222        $685      $1,175       $2,160*

CLASS C
WITH REDEMPTION               $322        $685      $1,175       $2,524
WITHOUT REDEMPTION            $222        $685      $1,175       $2,524

CLASS R                       $121        $378        $654       $1,443

CLASS T                       $614        $959      $1,326       $2,358

* ASSUMES CONVERSION OF CLASS B TO CLASS A AT END OF THE SIXTH YEAR FOLLOWING THE DATE OF PURCHASE.

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. Because actual return and expenses will be different, the example is for comparison only.

Key concepts

MANAGEMENT FEE: a fee paid to Founders for managing the fund's portfolio.

RULE 12B-1 FEE: the fee paid to finance the sale and distribution of Class B, C and T shares. Because this fee is paid out of the fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

SHAREHOLDER SERVICES FEE: the fee paid to the fund's distributor for providing shareholder services to the holders of Class A, B, C and T shares.

CONTINGENT DEFERRED SALES CHARGE (CDSC): a back-end sales charge payable if shares are redeemed within a certain time period.

                                                                       The Fund

MORE ABOUT INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

This section discusses other investment strategies used by the fund and provides in more detail the risks associated with those strategies. Although Founders might not always use all of the different techniques and investments described below, some of these techniques are designed to help reduce investment or market risks. The Statement of Additional Information contains more detailed information about the fund's investment policies and risks.

Other portfolio investments and strategies

Fixed-income securities. While the fund generally emphasizes investments in equity securities, such as common stocks and preferred stocks, it may also invest in fixed-income securities when Founders believes these investments offer opportunities for capital appreciation. Fixed-income securities in which the fund might invest include bonds, debentures, and other corporate or government obligations.

ADRs. The fund may invest without limit in American Depositary Receipts and American Depositary Shares (collectively, "ADRs" ). ADRs are receipts representing shares of a foreign corporation held by a U.S. bank that entitle the holder to all dividends and capital gains on the underlying foreign shares. ADRs are denominated in U.S. dollars and trade in the U.S. securities markets.

ADRs are subject to some of the same risks as direct investments in foreign securities, including the risk that material information about the issuer may not be disclosed in the United States and the risk that currency fluctuations may adversely affect the value of the ADR.


Securities that are not readily marketable. The fund may invest up to 15% of its net assets in securities that are not "readily marketable." A security is not readily marketable if it cannot be sold within seven days in the ordinary course of business for approximately the amount it is valued.

A restricted security is one that has a contractual restriction on its resale or which cannot be sold publicly until it is registered with the Securities and Exchange Commission (" SEC" ). Certain restricted securities are eligible for resale to qualified institutional purchasers (Rule 144A securities) and may be readily marketable. Rule 144A securities that are readily marketable are not subject to the 15% limit discussed above. Founders monitors holdings of 144A securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity. However, it is possible that the market for 144A securities can change, and it may become difficult to sell these securities, or to sell them at a reasonable price, if institutional purchasers lose interest in the investment.


Investments in illiquid securities, which may include restricted securities, involve certain risks to the extent that the fund may be unable to dispose of such a security at the time desired or at a reasonable price. In addition, in order to sell a restricted security, the fund might have to bear the expense and incur the delays associated with registering the shares with the SEC.

Hedging and derivative instruments. The fund can enter into futures contracts and forward contracts, and may purchase and/or write (sell) put and call options on securities, securities indexes, futures contracts, and foreign currencies. These are sometimes referred to as "derivative" instruments, since their values are derived from an underlying security, index, or other financial instrument. The fund may use derivative instruments to engage in hedging strategies but does not use them for speculative purposes. The fund has limits on the use of derivatives and is not required to use them in seeking its investment objective

Some of these strategies may hedge the fund' s portfolio against price fluctuations. Other hedging strategies, such as buying futures and call options, would tend to increase the fund's exposure to the securities market. Forward contracts may be used to try to manage foreign currency risks on the fund's foreign investments. Option trading involves the payment of premiums and has special tax effects on the fund.

There are special risks in using particular hedging strategies. Using derivatives can cause the fund to lose money on its investments and/or increase the volatility of its share prices. In addition, the successful use of derivatives draws upon skills and experience that are different from those needed to select the other securities in which the fund invests. Should interest rates or the prices of securities or financial indexes move in an unexpected manner, the fund may not achieve the desired benefit of these instruments, or may realize losses and be in a worse position than if the instruments had not been used. The fund could also experience losses if the prices of its derivative positions were not correlated with its other investments or if it could not close out a position because of an illiquid market.

The fund' s investments in derivatives are subject to the fund's Internal Derivatives Policy, which may be changed without shareholder approval.

Temporary defensive investments. In times of unstable or adverse market or economic conditions, up to 100% of the fund' s assets can be invested in temporary defensive instruments in an effort to enhance liquidity or preserve capital. Temporary defensive investments generally would include cash, cash equivalents such as commercial paper, money market instruments, short-term debt securities, U.S. government securities, or repurchase agreements. The fund also could hold these types of securities pending the investment of proceeds from the sale of fund shares or portfolio securities, or to meet anticipated redemptions of fund shares. To the extent the fund invests defensively in these securities, it might not achieve its investment objective.

Portfolio  turnover.  The fund does not have any limitations regarding portfolio turnover.  The  fund  may  engage  in  short-term  trading to try to achieve its objective and may have portfolio turnover rates in excess of 100%. A portfolio turnover rate of 100% is equivalent to the fund buying and selling all of the securities in its portfolio once during the course of a year. The portfolio turnover rate of the fund may be higher than some other mutual funds with the same investment objective. Higher portfolio turnover rates increase the brokerage costs the fund pays and may adversely affect its performance. If the fund realizes capital gains when it sells portfolio investments, it generally must pay those gains out to shareholders, increasing their taxable distributions. This may adversely affect the after-tax performance of the fund for shareholders with taxable accounts. The fund's portfolio turnover rates for prior years are included in the "Financial Highlights" section of this prospectus. The fund' s current and future portfolio turnover rates may differ significantly from its historical portfolio turnover rates.

More about risk

Like all investments in securities, you risk losing money by investing in the fund. The fund's investments are subject to changes in their value from a number of factors.

* Stock market risk. The value of the stocks and other securities owned by the fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence

* Company risk. The stocks in the fund's portfolio may not perform as expected. Other factors can affect a particular stock's price, such as poor earnings reports by the issuer, loss of major customers or management team members, major litigation against the issuer, or changes in government regulations affecting the issuer or its industry.

                                                                       The Fund

*    Opportunity  risk.  There  is the  risk  of  missing  out on an  investment
     opportunity   because  the  assets  necessary  to  take  advantage  of  the opportunity are held in other investments.

* Investment style risk. Market performance tends to be cynical, and during various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the fund's growth style of investing, the fund's gains may not be as big as, or its losses may be bigger than, other funds using different investment styles.


* Initial public offerings. The fund invests in initial public offerings ("IPOs"). Part of the historical performance of the fund is due to the allocation to the fund of securities sold in IPOs. The effect of IPOs on the fund's performance depends on a variety of factors, including the number of IPOs the fund invests in, whether and to what extent a security purchased in an IPO appreciates in value, and the asset base of the fund. There is no guarantee that the fund's investments in IPOs, if any, will continue to have a similar impact on the fund's performance.


* Risk of fixed-income investments. The fund' s investments in fixed-income securities are subject to interest rate risk and credit risk.

* Interest rate risk. When interest rates change, the value of the fixed-income portion of the fund will be affected. An increase in interest rates tends to reduce the market value of debt securities, while a decline in interest rates tends to increase their values.

* Credit risk. The value of the debt securities held by the fund fluctuates with the credit quality of the issuers of those securities. Credit risk relates to the ability of the issuer to make payments of principal and interest when due, including default risk.


* Year 2000 risk. The fund could be adversely affected if the computer systems used by Founders and the fund's other service providers do not properly process and calculate date-related information on or after January 1, 2000. Founders is working to avoid year 2000-related problems in its systems and to obtain assurances from other service providers that they are taking similar steps. In addition, issuers of securities in which the fund invests may be adversely affected by year 2000-related problems. This could have an impact on the value of the fund's investments and the fund's share prices.

MANAGEMENT

Founders serves as investment adviser to the fund and is responsible for selecting the fund's investments and handling its day-to-day business. Founders' corporate offices are located at 2930 East Third Avenue, Denver, Colorado 80206


Founders and its predecessor companies have operated as investment advisers since 1938. Founders also serves as investment adviser to the other series funds of Dreyfus Founders Funds, Inc. (the "company"), as well as serving as adviser or sub-adviser to a number of other investment companies and private accounts. Founders is the growth specialist affiliate of The Dreyfus Corporation, a leading mutual fund complex with more than $118 billion in its mutual fund portfolios as of September 30, 1999. Founders and Dreyfus are subsidiaries of Mellon Financial Corporation, a broad-based global financial services company.


In addition to managing the fund's investments, Founders also provides certain related administrative services to the fund. For these investment and administrative services, the fund pays Founders a management fee. The fund's management fee for the fiscal year ended December 31, 1998 was 0.96% of the fund's average daily net assets.


To facilitate day-to-day fund management, Founders uses a lead manager and team system. Each team is composed of members of the investment department, including lead portfolio managers, portfolio traders and research analysts. Each individual offers ideas, information, knowledge and expertise to assist in the management of the fund. Daily decisions on security selection for the fund are made by the lead portfolio manager. Through participation in the team process, the manager uses the input, research and advice of the rest of the management team in making purchase and sale decisions.

Douglas A. Loeffler, vice president of investments and a chartered financial analyst, has been the portfolio manager of the foreign portion of the fund since July 1999. Mr. Loeffler has also managed the Dreyfus Founders International Equity Fund since 1997 and served as co-lead portfolio manager for Dreyfus Founders Mid-Cap Growth Fund from 1997 until March 1998. He joined Founders in 1995 as a senior international equities analyst and previously served as assistant portfolio manager for the International Equity Fund. Mr. Loeffler has also served as a portfolio manager for The Dreyfus Corporation since February 1999. Before joining Founders, he spent seven years with Scudder, Stevens & Clark as an international equities analyst and quantitative analyst. A graduate of a Washington State University, Mr. Loeffler received an MBA in finance from the University of Chicago.

Thomas M. Arrington, vice president of investments and chartered financial analyst, and Scott A. Chapman, vice president of investments, chartered financial analyst and Founders' director of research, have been co-portfolio managers of the domestic portion of the fund since July 1999. Mr. Arrington and Mr. Chapman also have been co-portfolio managers of Dreyfus Founders Growth Fund since December 1998. Mr. Arrington has also been the lead portfolio manager of Dreyfus Founders Growth and Income Fund since February 1999. Mr. Chapman has also been the lead portfolio manager of the Dreyfus Founders Focus Fund since December 1999. Mr. Arrington and Mr. Chapman also serve as portfolio managers for The Dreyfus Corporation.

Mr. Arrington was formerly vice president and director of income equity strategy at HighMark Capital Management, Inc., a subsidiary of Union BanCal Corporation. He received a bachelor's degree in economics from the University of California, Los Angeles and an MBA from San Francisco State University.

Mr. Chapman was formerly vice president and director of growth strategy for HighMark Capital Management, Inc., a subsidiary of Union BanCal Corporation. He has more than 10 years' experience in equity investment management, including security analysis positions with McCullough, Andrews & Cappiello and Cooper Development Co. Mr. Chapman received a bachelor of science degree in accounting from Santa Clara University and an MBA in finance from Golden Gate University.

Founders has a personal securities trading policy (the "Policy") which restricts the personal securities transactions of its employees. Its primary purpose is to ensure that personal trading by Founders employees does not disadvantage any Founders-managed fund. Founders portfolio managers and other investment personnel who comply with the Policy's preclearance and disclosure procedures may be permitted to purchase, sell or hold certain types of securities which also may be or are held in the fund(s) they advise.


                                                                       The Fund

FINANCIAL HIGHLIGHTS


The following table describes the performance of Class F shares of the fund for the five years ended December 31, 1998 and the six months ended June 30, 1999. Certain information reflects financial results for a single fund share. Since Class A, B, C, R and T shares are new, financial information is not available for those classes as of the date of this prospectus.


" Total return" shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. The financial information for the six months ended June 30, 1999 is unaudited. The financial information for the three years ended December 31, 1998 has been audited by PricewaterhouseCoopers LLP, independent accountants. Another independent accounting firm audited the prior years' information. PricewaterhouseCoopers LLP's report, along with the fund's financial statements, is included in the company' s 1998 annual report to shareholders, which is available upon request.

                                                           (UNAUDITED)

                                                     SIX MONTHS ENDED JUNE 30,                 YEAR ENDED DECEMBER 31,

 CLASS F                                                    1999             1998       1997       1996       1995       1994
---------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)

 Net asset value -- beginning of period                       22.06            21.11      21.79     19.87      17.09     17.94

Income from investment operations:

    Net investment income or (loss)                            0.03             0.08       0.02      0.10       0.09     (0.02)

    Net gains or (losses) on securities
    (both realized and unrealized)                             1.25             1.90       2.22      2.64       3.43     (0.37)

 Total from investment operations                              1.28             1.98       2.24      2.74       3.52     (0.39)

Less dividends and distributions:

    From net investment income                                 0.00            (0.09)(1)  (0.04)    (0.07)     (0.09)     0.00

    From net realized gains                                    0.00            (0.94)     (2.88)    (0.75)     (0.65)    (0.46)

 Total distributions                                           0.00            (1.03)     (2.92)    (0.82)     (0.74)    (0.46)

 Net asset value -- end of period                             23.34            22.06      21.11     21.79      19.87     17.09

 Total return (%)                                              5.80             9.63      10.60     13.95      20.63     (2.20)
---------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Net expenses to average net assets (%)                        1.53(2)          1.47       1.45      1.53       1.56      1.66

 Gross expenses to average net assets (%)                      1.55(2)          1.49       1.47      1.55       1.65        --

 Ratio of net investment income (loss)
 to average net assets (%)                                     0.25(2)          0.33       0.18      0.50       0.61     (0.14)

 Portfolio turnover rate (%)(3)                                  72               86         82        72         54        87
---------------------------------------------------------------------------------------------------------------------------------

 Net assets -- end of period ($ x 1,000)                    248,937          272,053    308,877   342,079    228,595   104,044

(1) DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME FOR THE YEAR ENDED DECEMBER 31, 1998 AGGREGATED LESS THAN $0.01 ON A PER-SHARE BASIS.

(2) ANNUALIZED.

(3) "PORTFOLIO TURNOVER RATE" IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING TWELVE-MONTH PERIOD. ACCORDINGLY, THE PORTFOLIO TURNOVER RATE FOR THE PERIOD ENDED JUNE 30, 1999 IS FROM JULY 1, 1998 TO JUNE 30, 1999.

                                                                Your Investment

ACCOUNT POLICIES


You will need to choose a share class before making an initial investment. Selecting a class in which to invest depends on a number of factors, including the amount and intended length of your investment. In making your choice, you should weigh the impact of all potential costs over the length of your investment, including sales charges and annual fees. For example, in some instances, it can be more economical to pay an initial sales charge than to choose a class with no initial sales charge but with higher annual fees and a
contingent    deferred    sales    charge    (CDSC)   .


In selecting a class, consider the following:

* Class A shares may be appropriate if you prefer to pay the fund's sales charge when you purchase shares rather than upon the sale of your shares, if you want to take advantage of the reduced sales charges available on larger investments, and/or if you have a longer-term investment horizon. Class A shares have no Rule 12b-1 fee.

* Class B shares may be appropriate if you wish to avoid a front-end sales charge, if you want to put 100% of your investment dollars to work immediately, and/or if you have a longer-term investment horizon. Class B shares convert automatically to Class A shares after the Class B shares are held for six years.

* Class C shares may be appropriate if you wish to avoid a front-end sales charge, if you want to put 100% of your investment dollars to work immediately, and/or if you have a shorter-term investment horizon.

* Class R shares are designed for eligible institutions on behalf of their clients. Individuals may not purchase these shares directly.

* Class T shares may be appropriate if you prefer to pay the fund's sales charge when you purchase shares rather than upon the sale of your shares, if you want to take advantage of the reduced sales charges available on larger investments, and if you have a shorter-term investment horizon.


Two ways to reduce sales charges

LETTER OF INTENT: if you agree to purchase at least $50,000 of the fund's shares (or any other Dreyfus Founders and Dreyfus Premier fund sold with a sales charge) over a 13-month period, you pay a reduced sales charge as if you had invested the full amount all at once.


RIGHT OF ACCUMULATION: allows you to combine your investment in this fund with all your existing investments in any other Dreyfus Founders and Dreyfus Premier fund sold with a sales charge to determine whether you meet the threshold for reduced sales charges.

CONSULT THE STATEMENT OF ADDITIONAL INFORMATION (SAI) OR YOUR FINANCIAL REPRESENTATIVE FOR MORE DETAILS.

Third-party investments

The classes of the fund offered by this prospectus are designed primarily for investors who are investing through a third party, such as a bank, broker-dealer or financial adviser, or in a 401(k) or other retirement plan. When you open a fund account with these third parties, they may impose policies, limitations and fees which are different from, or in addition to, those described in this prospectus.

                                                                Your Investment

Share class charges

Each share class has its own fee structure. In some cases, you may not have to pay a sales charge to buy or sell shares. Consult your financial representative or the SAI to see whether this may apply to you. Because Class A has lower expenses than Class T, you should consider buying Class A shares if you plan to invest $1 million or more in the fund.
--------------------------------------------------------------------------------

Sales charges

CLASS A AND CLASS T -- CHARGED WHEN YOU BUY SHARES

                                                     Sales charge                              Sales charge
                                                     deducted as a %                           as a % of your
Your investment                                      of offering price                         net investment
---------------------------------------------------------------------------------------------------------------------------------
                                                     Class               Class                  Class               Class
                                                     A                   T                      A                   T
---------------------------------------------------------------------------------------------------------------------------------
Up to $49,999                                        5.75%               4.50%                  6.10%               4.70%

$50,000 -- $99,999                                   4.50%               4.00%                  4.70%               4.20%

$100,000 -- $249,999                                 3.50%               3.00%                  3.60%               3.10%

$250,000 -- $499,999                                 2.50%               2.00%                  2.60%               2.00%

$500,000 -- $999,999                                 2.00%               1.50%                  2.00%               1.50%

$1 million or more*                                  0.00%               0.00%                  0.00%               0.00%

* A 1.00% CDSC may be charged on any shares sold within one year of purchase (except shares bought through reinvestment of dividends).

Class A shares also carry an annual shareholder services fee of 0.25% of the class's average daily net assets.

Class T shares  also carry an annual  Rule 12b-1 fee of 0.25% and a  shareholder
services   fee  of   0.25%   of  the   class's   average   daily   net   assets.

--------------------------------------------------------------------------------

CLASS B -- CHARGED WHEN YOU SELL SHARES

                                    CDSC as a % of your initial
Time since                          investment or your redemption
your initial purchase               (whichever is less)
--------------------------------------------------------------------------------

Up to 2 years                       4.00%

2 -- 4 years                        3.00%

4 -- 5 years                        2.00%

5 -- 6 years                        1.00%

More than 6 years                   Shares will automatically convert
                                    to Class A, which has no CDSC

Class B shares also carry an annual Rule 12b-1 fee of 0.75% and a shareholder services fee of 0.25% of the class's average daily net assets.

--------------------------------------------------------------------------------

CLASS C -- CHARGED WHEN YOU SELL SHARES

A 1.00% CDSC is imposed on redemptions made within the first year of purchase. Class C shares also carry an annual Rule 12b-1 fee of 0.75% and a shareholder services fee of 0.25% of the class's average daily net assets.
--------------------------------------------------------------------------------

CLASS R -- NO SALES CHARGE, RULE 12B-1 FEE OR SHAREHOLDER SERVICES FEE

Buying shares

The net asset value (NAV) of each class is generally calculated as of the close of regular trading on the New York Stock Exchange ("NYSE") (usually 4:00 p.m. Eastern time) every day the NYSE is open. Your order will be priced at the next NAV calculated after your order is accepted by the fund's transfer agent or other authorized entity. NAV is not calculated, and you may not conduct fund transactions, on days the NYSE is closed (generally weekends and New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day). However, the fund may conduct portfolio transactions on those days, particularly in foreign markets, which may affect the value of fund shares on days when you are not able
to    purchase,    exchange    or    redeem    shares.
--------------------------------------------------------------------------------

Minimum investments

Account type                       Initial            Additional
--------------------------------------------------------------------------------

REGULAR ACCOUNTS                   $1,000             $100; $500 FOR
                                                      TELETRANSFER INVESTMENTS

TRADITIONAL IRAS                   $750               NO MINIMUM

SPOUSAL IRAS                       $750               NO MINIMUM

ROTH IRAS                          $750               NO MINIMUM

EDUCATION IRAS                     $500               NO MINIMUM
                                                      AFTER THE FIRST YEAR

AUTOMATIC                          $100               $100
INVESTMENT PLANS

All investments must be in U.S. dollars. Third-party checks cannot be accepted. You may be charged a fee for any check that does not clear. Maximum TeleTransfer purchase is $150,000 per day.

The fund' s investments are valued based on market value or, where market quotations are not readily available, on fair value as determined in good faith by the company' s board of directors (" board"), or pursuant to procedures approved by the board.

Orders to buy and sell shares received by dealers by the close of trading on the NYSE and transmitted to the distributor or its designee by the close of its business day (normally 5: 15 p.m. Eastern time) will be based on the NAV determined as of the close of trading on the NYSE that day.

Selling shares

You may sell (redeem) shares at any time. Your shares will be sold at the next NAV calculated after your order is accepted by the company's transfer agent or other authorized entity. Your order will be processed promptly, and you will generally receive the proceeds within a week.

To keep your CDSC as low as possible, each time you request to sell shares, the fund will first sell shares that are not subject to a CDSC, and then sell those subject to the lowest charge. The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on shares you acquired by reinvesting your dividends. There are certain instances when you may qualify to have the CDSC waived. Consult the SAI for details.

Before selling recently purchased shares, please note that if the fund has not yet collected payment for the shares you are selling, it may delay sending the proceeds until it has collected payment.

General policies

If your account falls below $500, you may be asked to increase your balance. If it is still below $500 after 30 days, the fund may close your account and send you the proceeds to the address on record.

Unless you decline telephone privileges on your application, you may be responsible for any fraudulent telephone orders as long as reasonable measures were taken to verify the order.

The fund reserves the right to:

* refuse any purchase or exchange request that could adversely affect the fund or its operations, including those from any individual or group that, in the fund' s view, is likely to engage in excessive trading (usually defined as more than four exchanges out of the fund within a calendar year).

* refuse any purchase or exchange request in excess of 1% of the fund's total assets.

* change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions.

*    change its minimum investment amounts.

* delay sending out redemption proceeds for up to seven days (generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions).

The fund also reserves the right to make a "redemption in kind" -- payment in portfolio securities rather than cash -- if the amount you are redeeming is large enough to affect fund operations. This right may be exercised only if the amount of your redemptions exceeds the lesser of $250,000 or 1% of the fund's net assets in any 90-day period.

Written sell orders

Some circumstances require written sell orders along with signature guarantees. These include:

* amounts of $10,000 or more on accounts whose address has been changed within the last 30 days

*    requests to send the proceeds to a different payee or address

*    written sell orders of $100,000 or more

A SIGNATURE GUARANTEE helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. For joint accounts, each signature must be guaranteed. Please call 1-800-554-4611 if you have questions about obtaining a signature guarantee.

Key concepts

NET ASSET VALUE (NAV): the market value of one fund share, computed by dividing the total net assets of a fund class by its shares outstanding. The fund's Class A and Class T shares are offered to the public at NAV plus a sales charge. Classes B, C, and R are offered at NAV, but Classes B and C are subject to higher annual operating expenses and a CDSC.

DISTRIBUTIONS AND TAXES

The fund intends to distribute net realized investment income and any net realized capital gains on an annual basis each December. From time to time, the
fund   may   make   distributions   in   addition  to  those  described  above.

Each share class will generate a different distribution because each has different expenses. Your distributions will be reinvested in the fund unless you instruct the fund otherwise. There are no fees or sales charges on reinvestments.

Fund dividends and distributions are taxable to most investors (unless your investment is in an IRA or other tax-advantaged account). The tax status of any distribution is the same regardless of how long you have been in the fund and whether you reinvest your distributions or receive them in cash. In general, distributions are federally taxable as follows:
--------------------------------------------------------------------------------

Taxability of distributions

Type of                       Tax rate for          Tax rate for

distribution                  15% bracket           28% bracket or above
--------------------------------------------------------------------------------

INCOME                        ORDINARY              ORDINARY
DIVIDENDS                     INCOME RATE           INCOME RATE

SHORT-TERM                    ORDINARY              ORDINARY
CAPITAL GAINS                 INCOME RATE           INCOME RATE

LONG-TERM
CAPITAL GAINS                 10%                   20%

Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

SERVICES FOR FUND INVESTORS

Automatic services

Buying or selling shares automatically is easy with the services described below. With each service, you may select a schedule and amount, subject to certain restrictions. You can set up most of these services with your application, or by calling your financial representative or 1-800-554-4611.
--------------------------------------------------------------------------------

For investing


AUTOMATIC                       For making automatic investments
ASSET BUILDER(R)                from a designated bank account.

PAYROLL                         For making automatic investments
SAVINGS PLAN                    through payroll deduction.

GOVERNMENT                      For making automatic investments
DIRECT DEPOSIT                  from your federal employment,
PRIVILEGE                       Social Security or other regular
                                federal government check.

DIVIDEND                        For automatically reinvesting the
SWEEP                           dividends and distributions from
                                one fund into another
                                (not available for IRAs).
--------------------------------------------------------------------------------

For exchanging shares

AUTO-EXCHANGE                   For making regular exchanges
PRIVILEGE                       from one fund into another.
--------------------------------------------------------------------------------

For selling shares

AUTOMATIC                       For making regular withdrawals
WITHDRAWAL PLAN                 from most funds. There is no CDSC on Class B
shares, as long as the amounts withdrawn do not exceed 12% annually of the account value at the time the shareholder elects to participate in the plan.


Taxes on transactions

Except for tax-advantaged accounts, any sale or exchange of fund shares may generate a tax liability. Withdrawals or distributions from tax-deferred accounts are taxable when received.

The table above also can provide a guide for potential tax liability when selling or exchanging fund shares. "Short-term capital gains" applies to fund shares sold or exchanged up to 12 months after buying them. "Long-term capital gains" applies to shares sold or exchanged after 12 months.

Exchange privilege

You can exchange shares worth $500 or more (no minimum for retirement accounts) from one class of the fund into the same class of another Dreyfus Founders fund or Dreyfus Premier fund. You can also exchange Class T shares into Class A shares of certain Dreyfus Premier fixed-income funds. You can request your exchange in writing or by phone, or by contacting your financial representative. Be sure to read the current prospectus for any fund into which you are exchanging before investing. Any new account established through an exchange generally has the same privileges as your original account (as long as they are available) . There is currently no fee for exchanges, although you may have to pay an additional sales charge when exchanging into any fund that has a higher
sales    charge.

Money market exchange privilege

As a convenience, the fund' s shareholders may exchange all or part of their investment in the fund for shares of Dreyfus Worldwide Dollar Money Market Fund, Inc., without paying a CDSC. The Dreyfus Worldwide Dollar Money Market Fund is a money market fund advised by The Dreyfus Corporation that invests in a diversified portfolio of high-quality money market instruments. The shares of Dreyfus Worldwide Dollar Money Market Fund are not offered by this prospectus. Please contact your financial representative or call 1-800-554-4611 to request a copy of the current Dreyfus Worldwide Dollar Money Market Fund prospectus. Please be sure to read that prospectus carefully before investing in that fund.

TeleTransfer privilege

To move money between your bank account and your mutual fund account with a phone call, use the TeleTransfer privilege. You can set up TeleTransfer on your account by providing bank account information and by following the instructions on your application, or by contacting your financial representative.

Reinvestment privilege

Upon written request, you can reinvest up to the number of Class A, B or T shares you redeemed within 45 days of selling them at the current share price without any sales charge. If you paid a CDSC, it will be credited back to your account. This privilege may be used only once.

Account statements

Every fund shareholder automatically receives regular account statements. You will also be sent an annual statement detailing the tax characteristics of any dividends and distributions you have received.

Brokerage allocation

Subject to the policy of seeking the best execution of orders at the most favorable prices, sales of fund shares may be considered as a factor in the selection of brokerage firms to execute fund portfolio transactions. The SAI further explains the selection of brokerage firms.

                                                                Your Investment

INSTRUCTIONS FOR REGULAR ACCOUNTS

   TO OPEN AN ACCOUNT

            In Writing

   Complete the application.

   Mail your application and a check to:
   Dreyfus Founders Funds, Inc.
   Worldwide Growth Fund
   P.O. Box 6587
   Providence, RI 02940-6587
   Attn: Institutional Processing

TO ADD TO AN ACCOUNT

Fill out an investment slip, and write your account number on your check.

Mail the slip and the check to: Dreyfus Founders Funds, Inc. Worldwide Growth Fund P.O. Box 6587 Providence, RI 02940-6587 Attn: Institutional Processing

           By Telephone

   WIRE  Have your bank send your
investment to Boston Safe Deposit and Trust Co., with these instructions:

   * ABA# 011001234

   * DDA# 046485


   * EEC code 5650

   * Worldwide Growth Fund


   * the share class

   * your Social Security or tax ID number

   * name(s) of investor(s)

   * dealer number if applicable

   Call us to obtain an account number. Return your application with the account number on the application.

WIRE Have your bank send your investment to Boston Safe Deposit and Trust Co., with these instructions:

* ABA# 011001234

* DDA# 046485


* EEC code 5650

* Worldwide Growth Fund


* the share class

* your account number

* name(s) of investor(s)

* dealer number if applicable

ELECTRONIC CHECK Same as wire, but before your account number insert "351" for Class A, "352" for Class B, "353" for Class C, "354" for Class R, or "355" for Class T.


TELETRANSFER Request TeleTransfer on your application. Call us to request your transaction.

           Automatically

   WITH AN INITIAL INVESTMENT  Indicate
on your application which automatic service(s) you want. Return your application with your investment.

ALL SERVICES Call us at 1-800-554-4611 or call your financial representative to request a form to add any automatic investing service (see "Services for Fund Shareholders"). Complete and return the form along with any other required materials.


TO SELL SHARES

Write a letter of instruction that includes:

* your name(s) and signature(s)

* your account number

* Worldwide Growth Fund

* the dollar amount you want to sell

* how and where to send the proceeds

Obtain a signature guarantee or other  documentation, if required (see page 11)

Mail your request to: Dreyfus Founders Funds, Inc. P.O. Box 6587 Providence, RI 02940-6587 Attn: Institutional Processing


TELETRANSFER Call us or your financial representative to request your transaction. Be sure the fund has your bank account information on file. Proceeds will be sent to your bank by electronic check.

AUTOMATIC WITHDRAWAL PLAN Call us or your financial representative to request a form to add the plan. Complete the form, specifying the amount and frequency of withdrawals you would like.

Be sure to maintain an account balance of $5,000 or more.

To open an account, make subsequent investments or sell shares, please contact your financial representative or call toll free in the U.S. 1-800-554-4611. Make checks payable to: DREYFUS FOUNDERS FUNDS, INC.

Key concepts

WIRE TRANSFER: for transferring money from one financial institution to another. Wiring is the fastest way to move money, although your bank may charge a fee to send or receive wire transfers. Wire transfers from the fund are subject to a $1,000 minimum.

ELECTRONIC CHECK: for transferring money out of a bank account. Your transaction is entered electronically, but may take up to eight business days to clear. Electronic checks usually are available without a fee at all Automated Clearing House (ACH) banks.

INSTRUCTIONS FOR IRAS

   TO OPEN AN ACCOUNT

            In Writing

   Complete an IRA application, making sure to specify the fund name and to indicate the year the contribution is for.

   Mail your application and a check to:
The Dreyfus Trust Company, Custodian P.O. Box 6427 Providence, RI 02940-6427
Attn: Institutional Processing

TO ADD TO AN ACCOUNT

Fill out an investment slip, and write your account number on your check. Indicate the year the contribution is for.

Mail the slip and the check to: The Dreyfus Trust Company, Custodian P.O. Box 6427 Providence, RI 02940-6427 Attn: Institutional Processing

           By Telephone

WIRE Have your bank send your investment to Boston Safe Deposit and Trust Co., with these instructions:

* ABA# 011001234

* DDA# 046485


* EEC code 5650

* Worldwide Growth Fund


* the share class * your account number

* name(s) of investor(s)

* the contribution year

* dealer number if applicable

ELECTRONIC CHECK Same as wire, but before your account number insert "351" for Class A, "352" for Class B, "353" for Class C, "354" for Class R, or "355" for Class T.

            Automatically

ALL SERVICES Call us or your financial representative to request a form to add any automatic investing service (see "Services for Fund Investors"). Complete and return the form along with any other required materials. All contributions will count as current year.

TO SELL SHARES

Write a letter of instruction that includes:

* your name and signature

* your account number

* Worldwide Growth Fund

* the dollar amount you want to sell

* how and where to send the proceeds

* whether the distribution is qualified or premature

* whether the 10% TEFRA should be withheld

Obtain a signature guarantee or other documentation, if required (see page 11).

Mail your request to: The Dreyfus Trust Company P.O. Box 6427 Providence, RI 02940-6427 Attn: Institutional Processing


SYSTEMATIC WITHDRAWAL PLAN Call us to request instructions to establish the plan.

For information and assistance, contact your financial representative or call toll free in the U.S. 1-800-554-4611. Make checks payable to: THE DREYFUS TRUST COMPANY, CUSTODIAN.

                                                                Your Investment

NOTES

                                                           For More Information

Dreyfus Founders Worldwide Growth Fund

A series of Dreyfus Founders Funds, Inc.
---------------------------------------

SEC file number:  811-01018

More information on this fund is available to you free of charge.

Annual/Semiannual Report

Annual and semiannual reports contain the fund's financial statements, portfolio holdings and historical performance. You will also find a discussion of the market conditions and investment strategies that significantly affected the fund's performance in these reports.

Statement of Additional Information (SAI)

A current SAI containing more detailed information about the fund and its policies has been filed with the Securities and Exchange Commission and is incorporated by reference and legally considered a part of this prospectus

You can request copies of the annual and semiannual reports and the SAI, and obtain other information.

To obtain information:

BY TELEPHONE Call your financial representative or 1-800-554-4611

BY MAIL Write to: Dreyfus Founders Funds 144 Glenn Curtiss Boulevard Uniondale, NY 11556-0144

ON THE INTERNET Text-only versions of fund documents can be viewed online or downloaded from the Securities and Exchange Commission's Internet site at: http:
//www.sec.gov

BY MAIL OR IN PERSON from the Securities and Exchange Commission (you will pay a copying fee) Visit or write: SEC's Public Reference Section Washington, DC 20549-6009 1-800-SEC-0330

Dreyfus Founders Funds are managed by Founders Asset Management LLC.

Founders and Founders Funds are registered trademarks of Founders Asset Management LLC.

(c) 1999 Dreyfus Service Corporation
351P1299

DREYFUS FOUNDERS FUNDS, INC.
CLASS A, CLASS B, CLASS C, CLASS F, CLASS R AND CLASS T SHARES

--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION

December 31, 1999
--------------------------------------------------------------------------------

This  Statement  of  Additional   Information  ("SAI")  relates  to  the  eleven
investment portfolios (the "Funds") of Dreyfus Founders Funds, Inc. (the "Company"):


Dreyfus Founders Balanced Fund
Dreyfus Founders Discovery Fund
Dreyfus Founders Focus Fund
Dreyfus Founders Government Securities Fund
Dreyfus Founders Growth Fund
Dreyfus Founders Growth and Income Fund
Dreyfus Founders International Equity Fund
Dreyfus Founders Mid-Cap Growth Fund
Dreyfus Founders Money Market Fund
Dreyfus Founders Passport Fund
Dreyfus Founders Worldwide Growth Fund


        This SAI, which is not a prospectus, supplements and should be read in conjunction with the Company's current Prospectuses, each dated December 31, 1999, as they may be revised from time to time. To obtain a copy of the Company's Prospectuses for its Class A, Class B, Class C, Class R and Class T shares of any one or more of the Funds, please write to the Company at 144 Glenn Curtiss Boulevard, Uniondale, New York, 11556-0144 or call one of the following numbers:

               Call Toll Free 1-800-554-4611
               In New York City -- Call 718-895-1206
               Outside the U.S. -- Call 516-794-5452

To obtain a copy of the Company's Prospectus for its Class F shares of any one or more of the Funds, please write to the Company at P.O. Box 173655, Denver, Colorado 80217-3655 or call 1-800-525-2440.

The Funds' audited financial statements and accompanying notes for the fiscal year ended December 31, 1998, and the report of PricewaterhouseCoopers LLP with respect to such financial statements, appear in the Funds' 1998 annual report and are incorporated by reference in this SAI. In addition, the Funds' unaudited financial statements for the six months ended June 30, 1999 appear in the Funds' 1999 semi-annual report and are incorporated by reference in this SAI The Funds' annual and semi-annual reports contain additional performance information and are available without charge by calling any of the telephone numbers shown above.

                                TABLE OF CONTENTS


DREYFUS FOUNDERS FUNDS, INC..................................................297

INVESTMENT OBJECTIVES AND RESTRICTIONS.......................................297

   FUNDAMENTAL INVESTMENT RESTRICTIONS.......................................298
   NON-FUNDAMENTAL INVESTMENT RESTRICTIONS...................................299

INVESTMENT STRATEGIES AND RISKS..............................................300

   TEMPORARY DEFENSIVE INVESTMENTS...........................................300
   PORTFOLIO TURNOVER........................................................301
   HEDGING TECHNIQUES........................................................301
     Options on Securities Indices and Securities............................301
     Futures Contracts.......................................................304
     Options on Futures Contracts............................................308
     Options on Foreign Currencies...........................................309
     Risk Factors of Investing in Futures and Options........................310
   FOREIGN SECURITIES AND ADRS...............................................311
   FORWARD CONTRACTS FOR PURCHASE OR SALE OF FOREIGN CURRENCIES..............312
   SECURITIES THAT ARE NOT READILY MARKETABLE................................315
   RULE 144A SECURITIES......................................................315
   FIXED-INCOME SECURITIES...................................................316
   FOREIGN BANK OBLIGATIONS..................................................318
   REPURCHASE AGREEMENTS.....................................................318
   CONVERTIBLE SECURITIES....................................................319
   GOVERNMENT SECURITIES.....................................................319
   MORTGAGE-RELATED SECURITIES...............................................320
     Mortgage Pass-Through Securities........................................320
     Collateralized Mortgage Obligations.....................................322
     Risks of Mortgage-Related Securities....................................322
   COMMERCIAL PAPER AND OTHER CASH SECURITIES................................323
   WHEN-ISSUED SECURITIES....................................................324
   BORROWING.................................................................324
   SECURITIES OF OTHER INVESTMENT COMPANIES..................................324
   CERTAIN INVESTMENTS.......................................................325

DIRECTORS AND OFFICERS.......................................................325

   DIRECTORS.................................................................325
   COMMITTEES................................................................327
   DIRECTOR COMPENSATION.....................................................328
   OFFICERS..................................................................329

INVESTMENT ADVISER, DISTRIBUTOR AND OTHER SERVICE PROVIDERS..................331

   INVESTMENT ADVISER........................................................331

   DISTRIBUTOR...............................................................335
   TRANSFER AGENTS AND CUSTODIAN.............................................336

PURCHASE OF SHARES...........................................................337

     General.................................................................337
     Class A Shares..........................................................339
     Class B Shares..........................................................341
     Class C Shares..........................................................341
     Class B and C Shares....................................................342
     Class F and Class R Shares..............................................342
     Class T Shares..........................................................342
     Dealer Reallowance -Class A and Class T Shares..........................343
     Sales Loads -- Class A and Class T Shares...............................343
     Right of Accumulation -- Class A and Class T Shares.....................344
     TeleTransfer Privilege..................................................344
     Reopening an Account....................................................345

DISTRIBUTION PLANS AND SHAREHOLDER SERVICES PLAN.............................345

   DISTRIBUTION PLANS........................................................345
     Class B, Class C and Class T Shares.....................................345
     Class F Shares..........................................................345
     Provisions Applicable to All Classes....................................347
   SHAREHOLDER SERVICES PLAN.................................................348

REDEMPTION OF SHARES.........................................................349

     General.................................................................349
     Contingent Deferred Sales Charge -- Class B Shares......................349
     Contingent Deferred Sales Charge -- Class C Shares......................350
     Waiver of CDSC..........................................................350
     Redemption Through a Selected Dealer....................................351
     Reinvestment Privilege..................................................351
     TeleTransfer Privilege..................................................352
     Redemption Commitment...................................................352
     Redemption Payments; Suspension of Redemptions..........................352
     Transactions through Third Parties......................................352

SHAREHOLDER SERVICES.........................................................353

     Fund Exchanges for Classes A, B, C, R and T.............................353
     Dreyfus Auto-Exchange Privilege.........................................355
     Dreyfus-Automatic Asset Builder(R)......................................355
     Dreyfus Government Direct Deposit Privilege.............................355
     Dreyfus Dividend Options................................................356
     Automatic Withdrawal Plan...............................................356
     Letter of Intent -- Class A and Class T Shares..........................357
     Dreyfus Payroll Savings Plan............................................357

     Corporate Pension/Profit-Sharing and Personal Retirement Plans..........358
     Class F Shareholder Services............................................358
     Company Policy Regarding Market Timing Activities.......................358

OTHER SERVICES...............................................................359

   FUND ACCOUNTING AND ADMINISTRATIVE SERVICES AGREEMENT.....................359
   SHAREHOLDER SERVICES AGREEMENT............................................360

BROKERAGE ALLOCATION.........................................................361


CAPITAL STOCK................................................................366


PRICING OF SHARES............................................................369

     Foreign Securities......................................................369
     All Funds Except Money Market Fund......................................369
     Money Market Fund.......................................................370
     Options.................................................................371

DIVIDENDS, DISTRIBUTIONS AND TAXES...........................................371


YIELD AND PERFORMANCE INFORMATION............................................376


ADDITIONAL INFORMATION.......................................................380

   CODE OF ETHICS............................................................380
   INDEPENDENT ACCOUNTANTS...................................................381
   REGISTRATION STATEMENT....................................................381

APPENDIX.....................................................................382

   RATINGS OF CORPORATE BONDS................................................382
   RATINGS OF COMMERCIAL PAPER...............................................384
   RATINGS OF PREFERRED STOCK................................................385

--------------------------------------------------------------------------------
                          DREYFUS FOUNDERS FUNDS, INC.
--------------------------------------------------------------------------------

        Dreyfus Founders Funds, Inc. is a mutual fund, registered with the Securities and Exchange Commission ("SEC") as an open-end management investment company. The Company was incorporated on June 19, 1987 under the laws of Maryland as "Founders Funds, Inc." On December 31, 1999, its name was changed to "Dreyfus Founders Funds, Inc."

        All of the Company's series Funds, with the exception of Focus Fund, are diversified portfolios. This means that, with respect to at least 75% of a Fund's total assets, the Fund will not invest more than 5% of its total assets in the securities of any single issuer (other than U.S. government securities), and will not purchase more than 10% of the outstanding voting securities of any single issuer. Focus Fund is a non-diversified portfolio, which means that it can invest up to 100% of its total assets in excess of these limitations. A Fund may not change its status from a diversified portfolio to a non-diversified portfolio without approval by the holders of a majority, as defined in the Investment Company Act of 1940 (the "1940 Act"), of such Fund's outstanding voting shares.

        On April 30, 1999, Founders Blue Chip Fund changed its name to Founders Growth and Income Fund, and Founders Special Fund changed its name to Founders Mid-Cap Growth Fund. On August 13, 1999, Founders Frontier Fund was merged with and into Founders Discovery Fund. On December 31, 1999, Focus Fund commenced operations, and the Funds changed their respective names from "Founders" to "Dreyfus Founders."


--------------------------------------------------------------------------------
                     INVESTMENT OBJECTIVES AND RESTRICTIONS
--------------------------------------------------------------------------------

        The investment objective of each Fund is fundamental and may not be changed, as to a Fund, without approval by the holders of a majority, as defined in the 1940 Act, of such Fund's outstanding voting shares.
The investment objective of each Fund is set forth below:

        Fund                          Investment Objective
        ----------------------------  ------------------------------------------
        Balanced Fund                 Current income and capital appreciation
        Discovery Fund                Capital appreciation
        Focus Fund                    Long-term growth of capital

        Fund                          Investment Objective
        ----------------------------  ------------------------------------------
        Government Securities Fund    Current income
        Growth Fund                   Long-term growth of capital
        Growth and Income Fund        Long-term growth of capital and income
        International Equity Fund     Long-term growth of capital
        Mid-Cap Growth Fund           Capital appreciation
        Money Market Fund             Maximum current income consistent with the
                                      preservation of capital and liquidity
        Passport Fund                 Capital appreciation
        Worldwide Growth Fund         Long-term growth of capital

        In addition, each Fund has adopted investment restrictions numbered 1 through 7 below as fundamental policies. These restrictions cannot be changed, as to a Fund, without approval by the holders of a majority, as defined in the 1940 Act, of such Fund's outstanding voting shares. Investment restrictions number 8 through 14 below are non-fundamental policies and may be changed, as to a Fund, by vote of a majority of the members of the Company's Board of Directors (the "Board") at any time. If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage beyond the specified limits that results from a change in values or net assets will not be considered a violation.

FUNDAMENTAL INVESTMENT RESTRICTIONS

        No Fund may:

        1. Invest 25% or more of the value of its total assets in the securities of issuers having their principal business activities in the same industry, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and, with respect to Money Market Fund, the limitation shall not apply to obligations of domestic commercial banks.

        2. Invest in physical commodities, except that a Fund may purchase and sell foreign currency, options, forward contracts, futures contracts (including those relating to indices), options on futures contracts or indices, and other financial instruments, and may invest in securities of issuers which invest in physical commodities or such instruments.

        3. Invest in real estate, real estate mortgage loans or other illiquid interests in real estate, including limited partnership interests therein, except that a Fund may invest in securities of issuers which invest in real estate, real estate mortgage loans, or other illiquid interests in real estate. A Fund may also invest in readily marketable interests in real estate investment trusts.

        4. Borrow money, except to the extent permitted under the 1940 Act, which currently limits borrowing to no more than 33 1/3% of the value of the Fund's total assets. For purposes of this investment restriction, investments in options, forward contracts, futures contracts (including those relating to indices), options on futures contracts or indices, and other financial instruments or transactions for which assets are required to be segregated including, without limitation, reverse repurchase agreements, shall not constitute borrowing.

        5. Lend any security or make any loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to the purchase of debt securities or to repurchase agreements.

        6. Act as an underwriter of securities of other issuers, except to the extent a Fund may be deemed an underwriter under the Securities Act of 1933, as amended, in connection with disposing of portfolio securities.

        7. Issue any senior security, except as permitted under the 1940 Act and except to the extent that the activities permitted by the Fund's other investment restrictions may be deemed to give rise to a senior security.

NON-FUNDAMENTAL INVESTMENT RESTRICTIONS

        No Fund may:

        8. With the exception of Focus Fund, purchase the securities of any issuer if, as a result, more than 5% of its total assets would be invested in the securities of that issuer, except that obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities may be purchased without regard to any such limitation.

        9. With the exception of Focus Fund, purchase the securities of any issuer if such purchase would cause the Fund to hold more than 10% of the outstanding voting securities of such issuer.

        10. Purchase securities on margin, except to obtain such short-term credits as may be necessary for the clearance of transactions, and except that a Fund may make margin deposits in connection with transactions in forward contracts, futures contracts (including those relating to indices), options on futures contracts or indices, and other financial instruments, and to the extent necessary to effect transactions in foreign jurisdictions.

        11. Pledge, mortgage or hypothecate its assets, except to the extent necessary to secure permitted borrowings and to the extent related to the purchase of securities on a when-issued or forward commitment basis and the deposit of assets in escrow in connection with writing covered put and call options and collateral and initial or variation margin arrangements with respect to options, forward contracts, futures contracts (including those relating to indices) and options on futures contracts or indices.

        12. Enter into repurchase agreements providing for settlement in more than seven days or purchase securities which are not readily marketable if, in the aggregate, more than 15% of the value of its net assets would be so invested (10% in the case of Money Market Fund).

        13. Sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short; provided, however, that this restriction shall not prevent a Fund from entering into short positions in foreign currency, futures contracts, options, forward contracts, and other financial instruments.

        14. Government Securities Fund may not invest more than 5% of the value of its net assets in equity securities.

        In applying the limitations on investments in any one industry set forth in restriction 1, above, the Funds use industry classifications based, where applicable, on BASELINE, BRIDGE INFORMATION SYSTEMS, REUTERS, the S&P STOCK GUIDE published by Standard & Poor's, information obtained from Bloomberg L.P. and Moody's International, and/or the prospectus of the issuing company. Selection of an appropriate industry classification resource will be made by Founders in the exercise of its reasonable discretion.

        Except for the Funds' fundamental investment objectives and the fundamental restrictions numbered 1 through 7 above, the strategies and policies used by the Funds in pursuing their objectives may be changed by the Board without shareholder approval.


--------------------------------------------------------------------------------
                         INVESTMENT STRATEGIES AND RISKS
--------------------------------------------------------------------------------

        The Prospectus discusses the principal investment strategies and risks of the Funds. This section of the SAI explains certain of these strategies and their associated risks in more detail. This section also explains other strategies used in managing the Funds that may not be considered "principal investment strategies" and discusses the risks associated with these strategies.

TEMPORARY DEFENSIVE INVESTMENTS

        In times of unstable or adverse market or economic conditions, up to 100% of the assets of the Funds can be invested in temporary defensive instruments in an effort to enhance liquidity or preserve capital. Temporary defensive investments generally would include cash, cash equivalents such as commercial paper, money market instruments, short-term debt securities, U.S. government securities, or repurchase agreements. The Funds could also hold these types of securities pending the investment of proceeds from the sale of Fund shares or portfolio securities, or to meet anticipated redemptions of Fund shares. To the extent a Fund invests defensively in these securities, it might not achieve its investment objective.

PORTFOLIO TURNOVER

        During the fiscal years ended 1998 and 1997, respectively, the portfolio turnover rate for each of the Funds was as follows: Balanced Fund - 211% and 203%; Discovery Fund - 121% and 90%; Government Securities Fund - 90% and 147%; Growth Fund - 143% and 189%; Growth and Income Fund - 259% and 256%; International Equity Fund - 148% and 164%; Mid-Cap Growth Fund - 152% and 110%; Passport Fund - 34% and 51%; and Worldwide Growth Fund - 86% and 82%. The sustained performance of holdings in Government Securities Fund in 1998 resulted in lower portfolio turnover for that Fund in 1998 as compared to 1997. The portfolio turnover rates of Passport Fund in 1999 and future years are expected to be significantly higher than the Fund's 1998 portfolio turnover rate due to the portfolio management style of the portfolio manager who assumed responsibility for managing the Fund in July 1999.

        A 100% portfolio turnover rate would occur if all of the securities in the portfolio were replaced during the period. Portfolio turnover rates for certain of the Funds are higher than those of other mutual funds. Although each Fund purchases and holds securities with the goal of meeting its investment objectives, portfolio changes are made whenever Founders believes they are advisable, usually without reference to the length of time that a security has been held. The Funds may, therefore, engage in a significant number of short-term transactions. Portfolio turnover rates may also increase as a result of the need for a Fund to effect significant amounts of purchases or redemptions of portfolio securities due to economic, market, or other factors that are not within Founders' control. Balanced Fund does not anticipate any significant differences between the portfolio turnover rates of the common stock portion of its investment portfolios and the rate of turnover of the remainder of its securities holdings.

HEDGING TECHNIQUES

        In order to hedge their portfolios, the Funds may enter into futures contracts (including those related to indices) and forward contracts, and may purchase and/or write (sell) options on securities, securities indices, futures contracts and foreign currencies. Each of these instruments is sometimes referred to as a "derivative," since its value is derived from an underlying security, index or other financial instrument.

        OPTIONS ON SECURITIES INDICES AND SECURITIES. An option is a right to buy or sell a security or securities index at a specified price within a limited period of time. For the right to buy or sell the underlying instrument (e.g., individual securities or securities indices), the buyer pays a premium to the seller (the "writer" of the option). Options have standardized terms, including the exercise price and expiration time. The current market value of a traded option is the last sales price or, in the absence of a sale, the last offering price. The market value of an option will usually reflect, among other factors, the market price of the underlying security. When the market value of an option appreciates, the purchaser may realize a gain by exercising the option and selling the underlying security, or by selling the option on an exchange (provided that a liquid secondary market is available). If the underlying security does not reach a price level that would make exercise profitable, the option generally will expire without being exercised and the writer will realize a gain in the amount of the premium. However, the gain may be offset by a decline in the market value of the underlying security. If an option is exercised, the proceeds of the sale of the underlying security by the writer are increased by the amount of the premium and the writer realizes a gain or loss from the sale of the security.

        So long as a secondary market remains available on an exchange, the writer of an option traded on that exchange ordinarily may terminate his obligation prior to the assignment of an exercise notice by entering into a closing purchase transaction. The cost of a closing purchase transaction, plus transaction costs, may be greater than the premium received upon writing the original option, in which event the writer will incur a loss on the transaction. However, because an increase in the market price of an option generally reflects an increase in the market price of the underlying security, any loss resulting from a closing purchase transaction is likely to be offset in whole or in part by appreciation of the underlying security that the writer continues to own.

        All of the Funds (except Money Market Fund) may write (sell) options on their portfolio securities. The Funds retain the freedom to write options on any or all of their portfolio securities and at such time and from time to time as Founders shall determine to be appropriate. The extent of a Fund's option writing activities will vary from time to time depending upon Founders' evaluation of market, economic and monetary conditions.

        When a Fund purchases a security with respect to which it intends to write an option, it is likely that the option will be written concurrently with or shortly after purchase. The Fund will write an option on a particular security only if Founders believes that a liquid secondary market will exist on an exchange for options of the same series, which will permit the Fund to enter into a closing purchase transaction and close out its position. If the Fund desires to sell a particular security on which it has written an option, it will effect a closing purchase transaction prior to or concurrently with the sale of the security.

        A Fund may enter into closing purchase transactions to reduce the percentage of its assets against which options are written, to realize a profit on a previously written option, or to enable it to write another option on the underlying security with either a different exercise price or expiration time or both.

        Options written by a Fund will normally have expiration dates between three and nine months from the date written. The exercise prices of options may be below, equal to or above the current market values of the underlying securities at the times the options are written. From time to time for tax and other reasons, the Fund may purchase an underlying security for delivery in accordance with an exercise notice assigned to it, rather than delivering such security from its portfolio.

        All of the Funds (except Money Market Fund) may purchase options on securities indices. A securities index measures the movement of a certain group of securities by assigning relative values to the stocks included in the index. Options on securities indices are similar to options on securities. However, because options on securities indices do not involve the delivery of an underlying security, the option represents the holder's right to obtain from the writer in cash a fixed multiple of the amount by which the exercise price exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the exercise date. The Funds purchase put options on stock indices to protect the Funds' portfolios against decline in value. The Funds purchase call options on stock indices to establish a position in equities as a temporary substitute for purchasing individual stocks that then may be acquired over the option period in a manner designed to minimize adverse price movements. Purchasing put and call options on securities indices also permits greater time for evaluation of investment alternatives. When Founders believes that the trend of stock prices may be downward, particularly for a short period of time, the purchase of put options on securities indices may eliminate the need to sell less liquid securities and possibly repurchase them later. The purpose of these transactions is not to generate gain, but to "hedge" against possible loss. Therefore, successful hedging activity will not produce net gain to the Funds. Any gain in the price of a call option is likely to be offset by higher prices a Fund must pay in rising markets, as cash reserves are invested. In declining markets, any increase in the price of a put option is likely to be offset by lower prices of stocks owned by a Fund.

        Upon purchase by a Fund of a call on a securities index, the Fund pays a premium and has the right during the call period to require the seller of such a call, upon exercise of the call, to deliver to the Fund an amount of cash if the closing level of the securities index upon which the call is based is above the exercise price of the call. This amount of cash is equal to the difference between the closing price of the index and the lesser exercise price of the call. Upon purchase by the Fund of a put on a securities index, the Fund pays a premium and has the right during the put period to require the seller of such a put, upon exercise of the put, to deliver to the Fund an amount of cash if the closing level of the securities index upon which the put is based is below the exercise price of the put. This amount of cash is equal to the difference between the exercise price of the put and the lesser closing level of the securities index. Buying securities index options permits the Funds, if cash is deliverable to them during the option period, either to sell the option or to require delivery of the cash. If such cash is not so deliverable, and as a result the option is not exercised or sold, the option becomes worthless at its expiration date.

        The Funds may purchase only those put and call options that are listed on a domestic exchange or quoted on the automatic quotation system of the National Association of Securities Dealers, Inc. ("NASDAQ"). Options traded on stock exchanges are either broadly based, such as the Standard & Poor's 500 Stock Index and 100 Stock Index, or involve stocks in a designated industry or group of industries. The Funds may utilize either broadly based or market segment indices in seeking a better correlation between the indices and the Funds' portfolios.

        Transactions in options are subject to limitations, established by each of the exchanges upon which options are traded, governing the maximum number of options that may be written or held by a single investor or group of investors acting in concert, regardless of whether the options are held in one or more accounts. Thus, the number of options a Fund may hold may be affected by options held by other advisory clients of Founders. As of the date of this SAI, Founders believes that these limitations will not affect the purchase of securities index options by the Funds.

        The value of a securities index option depends upon movements in the level of the securities index rather than the price of particular securities. Whether a Fund will realize a gain or a loss from its option activities depends upon movements in the level of securities prices generally or in an industry or market segment, rather than movements in the price of a particular security. Purchasing call and put options on securities indices involves the risk that Founders may be incorrect in its expectations as to the extent of the various securities market movements or the time within which the options are based. To compensate for this imperfect correlation, a Fund may enter into options transactions in a greater dollar amount than the securities being hedged if the historical volatility of the prices of the securities being hedged is different from the historical volatility of the securities index.

        One risk of holding a put or a call option is that if the option is not sold or exercised prior to its expiration, it becomes worthless. However, this risk is limited to the premium paid by the Fund. Other risks of purchasing options include the possibility that a liquid secondary market may not exist at a time when the Fund may wish to close out an option position. It is also possible that trading in options on securities indices might be halted at a time when the securities markets generally remain open. In cases where the market value of an issue supporting a covered call option exceeds the strike price plus the premium on the call, the portfolio will lose the right to appreciation of the stock for the duration of the option.

        FUTURES CONTRACTS. All of the Funds (except Money Market Fund) may enter into futures contracts for hedging purposes. U.S. futures contracts are traded on exchanges that have been designated "contract markets" by the Commodity Futures

Trading Commission ("CFTC") and must be executed through a futures commission merchant (an "FCM") or brokerage firm that is a member of the relevant contract market. Although futures contracts by their terms call for the delivery or acquisition of the underlying commodities or a cash payment based on the value of the underlying commodities, in most cases the contractual obligation is offset before the delivery date of the contract by buying, in the case of a contractual obligation to sell, or selling, in the case of a contractual obligation to buy, an identical futures contract on a commodities exchange. Such a transaction cancels the obligation to make or take delivery of the commodities.

        The acquisition or sale of a futures contract could occur, for example, if a Fund held or considered purchasing equity securities and sought to protect itself from fluctuations in prices without buying or selling those securities. For example, if prices were expected to decrease, a Fund could sell equity index futures contracts, thereby hoping to offset a potential decline in the value of equity securities in the portfolio by a corresponding increase in the value of the futures contract position held by the Fund and thereby prevent the Fund's net asset value from declining as much as it otherwise would have. A Fund also could protect against potential price declines by selling portfolio securities and investing in money market instruments. However, since the futures market is more liquid than the cash market, the use of futures contracts as an investment technique would allow the Fund to maintain a defensive position without having to sell portfolio securities.

        Similarly, when prices of equity securities are expected to increase, futures contracts could be bought to attempt to hedge against the possibility of having to buy equity securities at higher prices. This technique is sometimes known as an anticipatory hedge. Since the fluctuations in the value of futures contracts should be similar to those of equity securities, a Fund could take advantage of the potential rise in the value of equity securities without buying them until the market had stabilized. At that time, the futures contracts could be liquidated and the Fund could buy equity securities on the cash market.

        The Funds also may enter into interest rate and foreign currency futures contracts. Interest rate futures contracts currently are traded on a variety of fixed-income securities, including long-term U.S. Treasury bonds, Treasury notes, Government National Mortgage Association modified pass-through mortgage-backed securities, U.S. Treasury bills, bank certificates of deposit and commercial paper. Foreign currency futures contracts currently are traded on the British pound, Canadian dollar, Japanese yen, Swiss franc, Eurodollar deposits, Mexican peso, Australian dollar and the Brazilian real.

        Futures contracts entail risks. Although Founders believes that use of such contracts could benefit the Funds, if Founders' investment judgment were incorrect, a Fund's overall performance could be worse than if the Fund had not entered into futures contracts. For example, if a Fund hedged against the effects of a possible decrease in prices of securities held in the Fund's portfolio and prices increased instead, the Fund would lose part or all of the benefit of the increased value of these securities because of offsetting losses in the Fund's futures positions. In addition, if the Fund had insufficient cash, it might have to sell securities from its portfolio to meet margin requirements. Those sales could be at increased prices that reflect the rising market and could occur at a time when the sales would be disadvantageous to the Fund.

        The ordinary spreads between prices in the cash and futures markets, due to differences in the nature of those markets, are subject to distortions. First, the ability of investors to close out futures contracts through offsetting transactions could distort the normal price relationship between the cash and futures markets. Second, to the extent participants decide to make or take delivery, liquidity in the futures markets could be reduced and prices in the futures markets distorted. Third, from the point of view of speculators, the margin deposit requirements in the futures markets are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures markets may cause temporary price distortions. Due to the possibility of the foregoing distortions, a correct forecast of general price trends still may not result in a successful use of futures.

        The prices of futures contracts depend primarily on the value of their underlying instruments. Because there are a limited number of types of futures contracts, it is possible that the standardized futures contracts available to the Funds would not match exactly a Fund's current or potential investments. A Fund might buy or sell futures contracts based on underlying instruments with different characteristics from the securities in which it would typically invest -- for example, by hedging investments in portfolio securities with a futures contract based on a broad index of securities -- which involves a risk that the futures position might not correlate precisely with the performance of the Fund's investments.

        Futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments closely correlate with a Fund's investments. Futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instruments, and the time remaining until expiration of the contract. Those factors may affect securities prices differently from futures prices. Imperfect correlations between a Fund's investments and its futures positions could also result from differing levels of demand in the futures markets and the securities markets, from structural differences in how futures and securities are traded, and from imposition of daily price fluctuation limits for futures contracts. A Fund would be able to buy or sell futures contracts with a greater or lesser value than the securities it wished to hedge or was considering purchasing in order to attempt to compensate for differences in historical volatility between the futures contract and the securities, although this might not be successful in all cases. If price changes in the Fund's futures positions were poorly correlated with its other investments, its futures positions could fail to produce desired gains or result in losses that would not be offset by the gains in the Fund's other investments.

        A Fund will not, as to any positions, whether long, short or a combination thereof, enter into futures and options thereon for which the aggregate initial margins and premiums exceed 5% of the fair market value of its total assets after taking into account unrealized profits and losses on options entered into. In the case of an option that is "in-the-money," the in-the-money amount may be excluded in computing such 5%. In general a call option on a future is "in-the-money" if the value of the future exceeds the exercise ("strike") price of the call; a put option on a future is "in-the-money" if the value of the future that is the subject of the put is exceeded by the strike price of the put. The Funds may use futures and options thereon solely for bona fide hedging or for other non-speculative purposes. As to long positions that are used as part of a Fund's portfolio strategies and are incidental to its activities in the underlying cash market, the "underlying commodity value" of the Fund's futures and options thereon must not exceed the sum of (i) cash set aside in an identifiable manner, or short-term U.S. debt obligations or other dollar-denominated high-quality, short-term money instruments so set aside, plus sums deposited on margin; (ii) cash proceeds from existing investments due in 30 days; and (iii) accrued profits held at the futures commission merchant. The "underlying commodity value" of a future is computed by multiplying the size of the future by the daily settlement price of the future. For an option on a future, that value is the underlying commodity value of the future underlying the option.

        Unlike the situation in which a Fund purchases or sells a security, no price is paid or received by a Fund upon the purchase or sale of a futures contract. Instead, the Fund is required to deposit in a segregated asset account an amount of cash or qualifying securities (currently U.S. Treasury bills), currently in a minimum amount of $15,000. This is called "initial margin." Such initial margin is in the nature of a performance bond or good faith deposit on the contract. However, since losses on open contracts are required to be reflected in cash in the form of variation margin payments, the Fund may be required to make additional payments during the term of a contract to its broker. Such payments would be required, for example, when, during the term of an interest rate futures contract purchased by the Fund, there was a general increase in interest rates, thereby making the Fund's portfolio securities less valuable. In all instances involving the purchase of financial futures contracts by a Fund, an amount of cash together with such other securities as permitted by applicable regulatory authorities to be utilized for such purpose, at least equal to the market value of the futures contracts, will be deposited in a segregated account with the Fund's custodian to collateralize the position. At any time prior to the expiration of a futures contract, the Fund may elect to close its position by taking an opposite position that will operate to terminate the Fund's position in the futures contract.

        Because futures contracts are generally settled within a day from the date they are closed out, compared with a settlement period of three business days for most types of securities, the futures markets can provide superior liquidity to the securities markets. Nevertheless, there is no assurance a liquid secondary market will exist for any particular futures contract at any particular time. In addition, futures exchanges may establish daily price fluctuation limits for futures contracts and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached, it would be impossible for a Fund to enter into new positions or close out existing positions. If the secondary market for a futures contract were not liquid because of price fluctuation limits or otherwise, a Fund would not promptly be able to liquidate unfavorable futures positions and potentially could be required to continue to hold a futures position until the delivery date, regardless of changes in its value. As a result, a Fund's access to other assets held to cover its futures positions also could be impaired.

        OPTIONS ON FUTURES  CONTRACTS.  All of the Funds  (except  Money  Market
Fund) may purchase put and call options on futures contracts. An option on a futures contract provides the holder with the right to enter into a "long" position in the underlying futures contract, in the case of a call option, or a "short" position in the underlying futures contract, in the case of a put option, at a fixed exercise price to a stated expiration date. Upon exercise of the option by the holder, a contract market clearinghouse establishes a corresponding short position for the writer of the option, in the case of a call option, or a corresponding long position, in the case of a put option. In the event that an option is exercised, the parties will be subject to all the risks associated with the trading of futures contracts, such as payment of variation margin deposits.

        A position in an option on a futures contract may be terminated by the purchaser or seller prior to expiration by effecting a closing purchase or sale transaction, subject to the availability of a liquid secondary market, which is the purchase or sale of an option of the same series (i.e., the same exercise price and expiration date) as the option previously purchased or sold. The difference between the premiums paid and received represents the trader's profit or loss on the transaction.

        An option, whether based on a futures contract, a stock index or a security, becomes worthless to the holder when it expires. Upon exercise of an option, the exchange or contract market clearinghouse assigns exercise notices on a random basis to those of its members that have written options of the same series and with the same expiration date. A brokerage firm receiving such notices then assigns them on a random basis to those of its customers that have written options of the same series and expiration date. A writer therefore has no control over whether an option will be exercised against it, nor over the time of such exercise.

        The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. See "Options on Securities and Securities Indices," above. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying instrument, ownership of the option may or may not be less risky than ownership of the futures contract or the underlying instrument. As with the purchase of futures contracts, when a Fund is not fully invested it could buy a call option on a futures contract to hedge against a market advance.

        The purchase of a put option on a futures contract is similar in some respects to the purchase of protective put options on portfolio securities. For example, a Fund would be able to buy a put option on a futures contract to hedge the Fund's portfolio against the risk of falling prices.

        The amount of risk a Fund would assume, if it bought an option on a futures contract, would be the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not fully be reflected in the value of the options bought.

        OPTIONS ON FOREIGN  CURRENCIES.  All of the Funds  (except  Money Market
Fund) may buy and sell options on foreign currencies for hedging purposes in a manner similar to that in which futures on foreign currencies would be utilized. For example, a decline in the U.S. dollar value of a foreign currency in which portfolio securities are denominated would reduce the U.S. dollar value of such securities, even if their value in the foreign currency remained constant. In order to protect against such diminutions in the value of portfolio securities, a Fund could buy put options on the foreign currency. If the value of the currency declines, the Fund would have the right to sell such currency for a fixed amount in U.S. dollars and would thereby offset, in whole or in part, the adverse effect on its portfolio that otherwise would have resulted. Conversely, when a rise is projected in the U.S. dollar value of a currency in which securities to be acquired are denominated, thereby increasing the cost of such securities, the Fund could buy call options thereon. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates.

        Options on foreign currencies traded on national securities exchanges are within the jurisdiction of the SEC, as are other securities traded on such exchanges. As a result, many of the protections provided to traders on organized exchanges will be available with respect to such transactions. In particular, all foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation ("OCC"), thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting a Fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

        The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of the availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities, and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in applicable foreign countries for this purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on the OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices, or prohibitions on exercise.

        RISK FACTORS OF INVESTING IN FUTURES AND OPTIONS. The successful use of the investment practices described above with respect to futures contracts, options on futures contracts, and options on securities indices, securities, and foreign currencies draws upon skills and experience that are different from those needed to select the other instruments in which the Funds invest. All such practices entail risks and can be highly volatile. Should interest or exchange rates or the prices of securities or financial indices move in an unexpected manner, the Funds may not achieve the desired benefits of futures and options or may realize losses and thus be in a worse position than if such strategies had not been used. Unlike many exchange-traded futures contracts and options on futures contracts, there are no daily price fluctuation limits with respect to options on currencies and negotiated or over-the-counter instruments, and adverse market movements could therefore continue to an unlimited extent over a period of time. In addition, the correlation between movements in the price of the securities and currencies hedged or used for cover will not be perfect and could produce unanticipated losses.

        A Fund's ability to dispose of its positions in the foregoing instruments will depend on the availability of liquid markets in the instruments. Markets in a number of the instruments are relatively new and still developing and it is impossible to predict the amount of trading interest that may exist in those instruments in the future. Particular risks exist with respect to the use of each of the foregoing instruments and could result in such adverse consequences to the Funds as the possible loss of the entire premium paid for an option bought by a Fund, the inability of a Fund, as the writer of a covered call option, to benefit from the appreciation of the underlying securities above the exercise price of the option, and the possible need to defer closing out positions in certain instruments to avoid adverse tax consequences. As a result, no assurance can be given that the Funds will be able to use those instruments effectively for the purposes set forth above.

        In addition, options on U.S. Government securities, futures contracts, options on futures contracts, forward contracts and options on foreign currencies may be traded on foreign exchanges and over-the-counter in foreign countries. Such transactions are subject to the risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be affected adversely by (i) other complex foreign political and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in a Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (v) low trading volume.

FOREIGN SECURITIES AND ADRS

        The term "foreign securities" refers to securities of issuers, wherever organized, that, in the judgment of Founders, have their principal business activities outside of the United States. The determination of whether an issuer's principal activities are outside of the United States will be based on the location of the issuer's assets, personnel, sales, and earnings, and specifically on whether more than 50% of the issuer's assets are located, or more than 50% of the issuer's gross income is earned, outside of the United States, or on whether the issuer's sole or principal stock exchange listing is outside of the United States. Foreign securities typically will be traded on the applicable country's principal stock exchange but may also be traded on regional exchanges or over-the-counter. In addition, foreign securities may trade in the U.S. securities markets.

        Investments in foreign countries involve certain risks that are not typically associated with U.S. investments. There may be less publicly available information about foreign companies comparable to reports and ratings published about U.S. companies. Foreign companies are not generally subject to uniform accounting, auditing, and financial reporting standards and requirements comparable to those applicable to U.S. companies. There also may be less government supervision and regulation of foreign stock exchanges, brokers and listed companies than in the United States.

        Foreign stock markets may have substantially less volume than the New York Stock Exchange, and securities of some foreign companies may be less liquid and may be more volatile than securities of comparable U.S. companies. Brokerage commissions and other transaction costs on foreign securities exchanges generally are higher than in the United States.

        Because investment in foreign companies will usually involve currencies of foreign countries, and because a Fund may temporarily hold funds in bank deposits in foreign currencies during the course of investment programs, the value of the assets of the Fund as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and the Fund may incur costs in connection with conversion between various currencies. A change in the value of any foreign currency relative to the U.S. dollar, when the Fund holds that foreign currency or a security denominated in that foreign currency, will cause a corresponding change in the dollar value of the Fund assets denominated or traded in that country. Moreover, there is the possibility of expropriation or confiscatory taxation, limitations on the removal of funds or other assets of the Fund, political, economic or social instability or diplomatic developments that could affect U.S. investments in foreign countries.

        Dividends and interest paid by foreign issuers may be subject to withholding and other foreign taxes, thus reducing the net return on such investments compared with U.S. investments. The operating expense ratio of a Fund that invests in foreign securities can be expected to be higher than that of a Fund which invests exclusively in domestic securities, since the expenses of the Fund, such as foreign custodial costs, are higher. In addition, the Fund incurs costs in converting assets from one currency to another.


        In addition, Passport, Worldwide Growth, and International Equity Funds may invest in securities issued by companies located in countries not considered to be major industrialized nations. Such countries are subject to more economic, political and business risk than major industrialized nations, and the securities issued by companies located there are expected to be more volatile, less liquid and more uncertain as to payments of dividends, interest and principal. Such countries may include (but are not limited to) Argentina, Bolivia, Brazil, Chile, China, Colombia, Costa Rica, Croatia, Czech Republic, Ecuador, Egypt, Greece, Hong Kong, Hungary, India, Indonesia, Israel, Jordan, Malaysia, Mexico, Nigeria, Pakistan, Paraguay, Peru, Philippines, Poland, Republic of Korea (South Korea), Romania, Russia and the other countries of the former Soviet Union, Singapore, Slovak Republic, South Africa, Sri Lanka, Taiwan, Thailand, Turkey, Uruguay, Venezuela, and Vietnam.


        American Depositary Receipts and American Depositary Shares (collectively, "ADRs") are receipts representing shares of a foreign corporation held by a U.S. bank that entitle the holder to all dividends and capital gains on the underlying foreign shares. ADRs are denominated in U.S. dollars and trade in the U.S. securities markets. ADRs may be issued in sponsored or unsponsored programs. In sponsored programs, the issuer makes arrangements to have its securities traded in the form of ADRs; in unsponsored programs, the issuer may not be directly involved in the creation of the program. Although the regulatory requirements with respect to sponsored and unsponsored programs are generally similar, the issuers of unsponsored ADRs are not obligated to disclose material information in the United States and, therefore, such information may not be reflected in the market value of the ADRs.

        The percentage limitations on a Fund's ability to invest in foreign securities do not apply to dollar-denominated ADRs that are traded in the U.S. on exchanges or over-the-counter.

FORWARD CONTRACTS FOR PURCHASE OR SALE OF FOREIGN CURRENCIES

        The Funds generally conduct their foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign exchange currency market. When a Fund purchases or sells a security denominated in a foreign currency, it may enter into a forward foreign currency contract ("forward contract") for the purchase or sale, for a fixed amount of dollars, of the amount of foreign currency involved in the underlying security transaction. A forward contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. In this manner, a Fund may obtain protection against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the foreign currency during the period between the date the security is purchased or sold and the date upon which payment is made or received. Although such contracts tend to minimize the risk of loss due to the decline in the value of the hedged currency, at the same time they tend to limit any potential gain that might result should the value of such currency increase. The Funds will not speculate in forward contracts.

        Forward contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Generally a forward contract has no deposit requirement, and no commissions are charged at any stage for trades. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference between the prices at which they buy and sell various currencies. When Founders believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar (or sometimes against another currency), the Funds may each enter into forward contracts to sell, for a fixed-dollar or other currency amount, foreign currency approximating the value of some or all of the Funds' portfolio securities denominated in that currency. In addition, these Funds may engage in "proxy hedging" (i.e., entering into forward contracts to sell a different foreign currency than the one in which the underlying investments are denominated), with the expectation that the value of the hedged currency will correlate with the value of the underlying currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible. The future value of such securities in foreign currencies changes as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it expires. The Funds generally will not enter into forward contracts with a term greater than one year. In addition, the Funds generally will not enter into such forward contracts or maintain a net exposure to such contracts where the fulfillment of the contracts would require the Funds to deliver an amount of foreign currency or a proxy currency in excess of the value of the Funds' portfolio securities or other assets denominated in the currency being hedged. Under normal circumstances, consideration of the possibility of changes in currency exchange rates will be incorporated into the Funds' long-term investment strategies. Forward contracts may, from time to time, be considered illiquid, in which case they would be subject to the respective Funds' limitation on investing in illiquid securities, as discussed below.

        At the consummation of a forward contract for delivery by a Fund of a foreign currency which has been used as a position hedge, the Fund may either make delivery of the foreign currency or terminate its contractual obligation to deliver the foreign currency by purchasing an offsetting contract obligating it to purchase, at the same maturity date, the same amount of the foreign currency. If the Fund chooses to make delivery of the foreign currency, it may be required to obtain such currency through the sale of portfolio securities denominated in such currency or through conversion of other Fund assets into such currency. It is impossible to forecast the market value of portfolio securities at the expiration of the forward contract. Accordingly, it may be necessary for the Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver, and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received on the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver.

        If a Fund retains the portfolio security and engages in an offsetting transaction, it will incur a gain or loss to the extent that there has been movement in spot or forward contract prices. If any one of the Funds engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline during the period between the Fund's entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

        While forward contracts may be traded to reduce certain risks, trading in forward contracts itself entails certain other risks. Thus, while the Funds may benefit from the use of such contracts, if Founders is incorrect in its forecast of currency prices, a poorer overall performance may result than if a Fund had not entered into any forward contracts. Some forward contracts may not have a broad and liquid market, in which case the contracts may not be able to be closed at a favorable price. Moreover, in the event of an imperfect correlation between the forward contract and the portfolio position that it is intended to protect, the desired protection may not be obtained.

        Dealings in forward contracts will be limited to the transactions described above. Of course, the Funds are not required to enter into such transactions with regard to their foreign currency-denominated securities, and will not do so unless deemed appropriate by Founders. It also should be realized that this method of protecting the value of the Funds' portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange that can be achieved at some future point in time. Additionally, although such contracts tend to minimize the risk of loss due to the decline in the value of the hedged currency, at the same time they tend to limit any potential gain that might result should the value of such currency increase.

SECURITIES THAT ARE NOT READILY MARKETABLE

        As discussed in the Prospectus, the Funds may invest up to 15% of the value of their net assets, measured at the time of investment, in investments that are not readily marketable (10% in the case of Money Market Fund). A security which is not "readily marketable" is generally considered to be a security that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which it is valued. Subject to the foregoing 15% and 10% limitations, the Funds may invest in restricted securities. "Restricted" securities generally include securities that are not registered under the Securities Act of 1933 (the "1933 Act") and are subject to legal or contractual restrictions upon resale. Restricted securities nevertheless may be "readily marketable" and can often be sold in privately negotiated transactions or in a registered public offering. There are an increasing number of securities being issued without registration under the 1933 Act for which a liquid secondary market exists among institutional investors such as the Funds. These securities are often called "Rule 144A" securities (see discussion below).

        A Fund may not be able to dispose of a security that is not "readily marketable" at the time desired or at a reasonable price. In addition, in order to resell such a security, a Fund might have to bear the expense and incur the delays associated with effecting registration. In purchasing such securities, no Fund intends to engage in underwriting activities, except to the extent a Fund may be deemed to be a statutory underwriter under the 1933 Act in disposing of such securities.

RULE 144A SECURITIES

        In recent years, a large institutional market has developed for certain securities that are not registered under the 1933 Act. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend on an efficient institutional market in which such unregistered securities can readily be resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.

        Rule 144A under the 1933 Act establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. The Funds may invest in Rule 144A securities that may or may not be readily marketable. Rule 144A securities are readily marketable if institutional markets for the securities develop pursuant to Rule 144A that provide both readily ascertainable values for the securities and the ability to liquidate the securities when liquidation is deemed necessary or advisable. However, an insufficient number of qualified institutional buyers interested in purchasing a Rule 144A security held by one of the Funds could affect adversely the marketability of the security. In such an instance, the Fund might be unable to dispose of the security promptly or at reasonable prices.

        The Board of Directors of the Company has delegated to Founders the authority to determine that a liquid market exists for securities eligible for resale pursuant to Rule 144A under the 1933 Act, or any successor to such rule, and that such securities are not subject to the Funds' limitations on investing in securities that are not readily marketable. Under guidelines established by the directors, Founders will consider the following factors, among others, in making this determination: (1) the unregistered nature of a Rule 144A security;
(2) the frequency of trades and quotes for the security; (3) the number of dealers willing to purchase or sell the security and the number of additional potential purchasers; (4) dealer undertakings to make a market in the security; and (5) the nature of the security and the nature of market place trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfers). Founders is required to monitor the readily marketable nature of each Rule 144A security on a basis no less frequently than quarterly. The Funds' directors monitor the determinations of Founders quarterly.

FIXED-INCOME SECURITIES

        Balanced, Discovery, Focus, Growth, Growth and Income, International Equity, Mid-Cap Growth, Passport, and Worldwide Growth are the "Equity Funds." The Equity Funds may purchase convertible securities and preferred stocks rated in medium and lower categories by Moody's or S&P (Ba or lower by Moody's and BB or lower by S&P), but none rated lower than B. The Equity Funds also may invest in unrated convertible securities and preferred stocks if Founders believes they are equivalent in quality to the rated securities that the Funds may buy.

        The Equity Funds will invest in bonds, debentures, and corporate obligations - other than convertible securities and preferred stock - only if they are rated investment grade (Baa, BBB or higher) at the time of purchase, although the Balanced Fund may invest up to 5% of its total assets in lower-grade debt securities. Founders will not invest more than 5% of a Fund's total assets in bonds, debentures, convertible securities, and corporate obligations rated below investment grade, either at the time of purchase or as a result of a rating reduction after purchase, or in unrated securities believed by Founders to be equivalent in quality to securities rated below investment grade. This 5% limitation does not apply to preferred stocks. Government Securities and Money Market Funds do not invest in such lower-grade securities.

        Investments in lower rated or unrated securities are generally considered to be of high risk. Lower rated debt securities, commonly referred to as junk bonds, are generally subject to two kinds of risk, credit risk and interest rate risk. Credit risk relates to the ability of the issuer to meet interest or principal payments, or both, as they come due. The ratings given a security by Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's ("S&P") provide a generally useful guide as to such credit risk. The Appendix to this Statement of Additional Information provides a description of such debt security ratings. The lower the rating given a security by a rating service, the greater the credit risk such rating service perceives to exist with respect to the security.

Increasing the amount of a Fund's assets invested in unrated or lower grade securities, while intended to increase the yield produced by those assets, will also increase the risk to which those assets are subject.

        Interest rate risk relates to the fact that the market values of debt securities in which a Fund invests generally will be affected by changes in the level of interest rates. An increase in interest rates will tend to reduce the market values of such securities, whereas a decline in interest rates will tend to increase their values. Medium and lower rated securities (Baa or BBB and lower) and non-rated securities of comparable quality tend to be subject to wider fluctuations in yields and market values than higher rated securities and may have speculative characteristics. The Funds are not required to dispose of debt securities whose ratings are downgraded below these ratings subsequent to a Fund's purchase of the securities, unless such a disposition is necessary to reduce a Fund's holdings of such securities to less than 5% of its total assets. In order to decrease the risk in investing in debt securities, in no event will a Fund ever invest in a debt security rated below B by Moody's or by S&P. Of course, relying in part on ratings assigned by credit agencies in making investments will not protect the Funds from the risk that the securities in which they invest will decline in value, since credit ratings represent evaluations of the safety of principal, dividend, and interest payments on preferred stocks and debt securities, and not the market values of such securities, and such ratings may not be changed on a timely basis to reflect subsequent events.

        Because investment in medium and lower rated securities involves both greater credit risk and interest rate risk, achievement of the Funds' investment objectives may be more dependent on the investment adviser's own credit analysis than is the case for funds that do not invest in such securities. In addition, the share price and yield of the Equity Funds may fluctuate more than in the case of funds investing in higher quality, shorter term securities. Moreover, a significant economic downturn or major increase in interest rates may result in issuers of lower rated securities experiencing increased financial stress, that would adversely affect their ability to service their principal, dividend, and interest obligations, meet projected business goals, and obtain additional financing. In this regard, it should be noted that while the market for high yield debt securities has been in existence for many years and from time to time has experienced economic downturns in recent years, this market has involved a significant increase in the use of high yield debt securities to fund highly leveraged corporate acquisitions and restructurings. Past experience may not, therefore, provide an accurate indication of future performance of the high yield debt securities market, particularly during periods of economic recession. Furthermore, expenses incurred in recovering an investment in a defaulted security may adversely affect a Fund's net asset value. Finally, while Founders attempts to limit purchases of medium and lower rated securities to securities having an established secondary market, the secondary market for such securities may be less liquid than the market for higher quality securities. The reduced liquidity of the secondary market for such securities may adversely affect the market price of, and ability of a Fund to value, particular securities at certain times, thereby making it difficult to make specific valuation determinations. The Funds do not invest in any medium and lower rated securities that present special tax consequences, such as zero coupon bonds or pay-in-kind bonds.

        Founders seeks to reduce the overall risks associated with the Funds' investments through diversification and consideration of factors affecting the value of securities it considers relevant. No assurance can be given, however, regarding the degree of success that will be achieved in this regard or that the Funds will achieve their investment objectives.

FOREIGN BANK OBLIGATIONS

        The Money Market Fund's foreign investments are limited to dollar-denominated obligations of foreign depository institutions or their U.S. branches, or foreign branches of U.S. depository institutions. The foreign investments of Money Market Fund will be limited primarily to securities of issuers from the major industrialized nations. The other Funds also may invest in obligations of foreign depository institutions or their U.S. branches, or foreign branches of U.S. depository institutions.

        The obligations of foreign branches of U.S. depository institutions purchased by the Funds may be general obligations of the parent depository institution in addition to being an obligation of the issuing branch. These obligations, and those of foreign depository institutions, may be limited by the terms of the specific obligation and by governmental regulation. The payment of these obligations, both interest and principal, also may be affected by governmental action in the country of domicile of the institution or branch, such as imposition of currency controls and interest limitations. In connection with these investments, a Fund will be subject to the risks associated with the holding of portfolio securities overseas, such as possible changes in investment or exchange control regulations, expropriation, confiscatory taxation, or political or financial instability.

        Obligations of U.S. branches of foreign depository institutions may be general obligations of the parent depository institution in addition to being an obligation of the issuing branch, or may be limited by the terms of a specific foreign regulation applicable to the depository institutions and by government regulation (both domestic and foreign).

REPURCHASE AGREEMENTS

        A repurchase agreement is a transaction under which a Fund acquires a security and simultaneously promises to sell that same security back to the seller at a higher price, usually within a seven-day period. The Funds may enter into repurchase agreements with banks or well-established securities dealers meeting criteria established by the Funds' Board of Directors. A repurchase agreement may be considered a loan collateralized by securities. The resale price reflects an agreed upon interest rate effective for the period the instrument is held by a Fund and is unrelated to the interest rate on the underlying instrument. In these transactions, the collateral securities acquired by a Fund (including accrued interest earned thereon) must have a total value at least equal to the value of the repurchase agreement, and are held as collateral by the Funds' custodian bank until the repurchase agreement is completed. All repurchase agreements entered into by the Funds are marked to market daily. In the event of default by the seller under a repurchase agreement, the Fund may experience difficulties in exercising its rights to the underlying security and may incur costs in connection with the disposition of that security.

        Repurchase agreements maturing in more than seven days are considered illiquid and will be subject to each Fund's limitation with respect to illiquid securities. For a further explanation, see "Investment Strategies and Risks - Illiquid Securities."

        None of the Funds has adopted any limits on the amounts of its total assets that may be invested in repurchase agreements that mature in less than seven days. Each of the Funds except Money Market Fund may invest up to 15% of the market value of its net assets, measured at the time of purchase, in securities that are not readily marketable, including repurchase agreements maturing in more than seven days. Money Market Fund may enter into repurchase agreements if, as a result thereof, no more than 10% of the market value of its net assets would be subject to repurchase agreements maturing in more than seven days.

CONVERTIBLE SECURITIES

        All Funds except Government Securities and Money Market Funds may buy securities convertible into common stock if, for example, Founders believes that a company's convertible securities are undervalued in the market. Convertible securities eligible for purchase include convertible bonds, convertible preferred stocks, and warrants. A warrant is an instrument issued by a corporation that gives the holder the right to subscribe to a specific amount of the corporation's capital stock at a set price for a specified period of time. Warrants do not represent ownership of the securities, but only the right to buy the securities. The prices of warrants do not necessarily move parallel to the prices of underlying securities. Warrants may be considered speculative in that they have no voting rights, pay no dividends, and have no rights with respect to the assets of a corporation issuing them. Warrant positions will not be used to increase the leverage of a Fund; consequently, warrant positions are generally accompanied by cash positions equivalent to the required exercise amount.

GOVERNMENT SECURITIES

        U.S. government obligations include Treasury bills, notes and bonds; Government National Mortgage Association ("Ginnie Mae") pass-through securities; and issues of U.S. agencies, authorities, and instrumentalities. Obligations of other agencies and instrumentalities of the U.S. government include securities issued by the Federal Farm Credit Bank System ("FFCB"), the Federal Agricultural Mortgage Corporation ("Farmer Mac"), the Federal Home Loan Bank System ("FHLB"), the Financing Corporation ("FICO"), Federal Home Loan Mortgage Corporation ("Freddie Mac"), Federal National

Mortgage  Association  ("Fannie  Mae"),  the Student Loan Marketing  Association
("Sallie Mae"), and the U.S. Small Business Administration ("SBA"). Some government obligations, such as Ginnie Mae pass-through certificates, are supported by the full faith and credit of the United States Treasury. Other obligations, such as securities of the FHLB, are supported by the right of the issuer to borrow from the United States Treasury; and others, such as bonds issued by Fannie Mae (a private corporation), are supported only by the credit of the agency, authority or instrumentality. The Funds also may invest in obligations issued by the International Bank for Reconstruction and Development ("IBRD" or "World Bank").

        All of the Funds with the exception of Money Market Fund may also purchase U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities). STRIPS essentially are zero-coupon bonds that are direct obligations of the U.S. Treasury. These bonds do not make regular interest payments; rather, they are sold at a discount from face value, and principal and accrued interest are paid at maturity. STRIPS may experience greater fluctuations in market value due to changes in interest rates and other factors than debt securities that make regular interest payments. A Fund will accrue income on STRIPS for tax and accounting purposes which must be distributed to Fund shareholders even though no cash is received at the time of accrual. Therefore, the Fund may be required to liquidate other portfolio securities in order to meet the Fund's distribution obligations.

        The Funds also may invest in securities issued by foreign governments and/or their agencies, and these are the only types of foreign securities in which the Government Securities Fund may invest. The foreign investments of Government Securities Fund will be limited primarily to securities of issuers from the major industrialized nations. Investments in foreign government securities are subject to many of the same risks that apply to investments in foreign securities generally. See "Investment Strategies and Risks - Foreign Securities and ADRs" above.

MORTGAGE-RELATED SECURITIES

     Government Securities and Balanced Funds may invest in mortgage-related securities, which are interests in pools of mortgage loans made to residential home buyers, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental and government-related organizations (see "Mortgage Pass-Through Securities"). Other Funds also may invest in such securities for temporary defensive purposes. Government Securities Fund also may invest in debt securities that are secured vawith collateral consisting of mortgage-related securities (see "Collateralized Mortgage Obligations"), and in other types of mortgage-related securities.

        MORTGAGE PASS-THROUGH SECURITIES. Interests in pools of mortgage-related securities differ from other forms of debt securities that normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or at specified call dates. Instead, these securities provide a monthly payment that consists of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their residential or commercial mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying property, refinancing or foreclosure, net of fees or costs that may be incurred. Some mortgage-related securities (such as securities issued by Ginnie Mae) are described as "modified pass-through." These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment.

        Ginnie Mae is the principal governmental guarantor of mortgage-related securities. Ginnie Mae is a wholly owned U.S. government corporation within the Department of Housing and Urban Development. Ginnie Mae is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest on securities issued by institutions approved by Ginnie Mae (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of FHA-insured or VA-guaranteed mortgages.

        Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. government) include Fannie Mae and Freddie Mac. Fannie Mae is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. Fannie Mae purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers that include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by Fannie Mae are guaranteed as to timely payment of principal and interest by Fannie Mae but are not backed by the full faith and credit of the U.S. government.

        Freddie Mac was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. It is a government-sponsored corporation formerly owned by the twelve Federal Home Loan Banks and now owned entirely by private stockholders. Freddie Mac issues Participation Certificates ("PCs") that represent interests in conventional mortgages from Freddie Mac's national portfolio. Freddie Mac guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. government.

        Mortgage-backed securities that are issued or guaranteed by the U.S. government, its agencies or instrumentalities, are not subject to a Fund's industry concentration restrictions, by virtue of the exclusion from that test available to all U.S. government securities. The assets underlying such securities may be represented by a portfolio of first lien residential mortgages (including both whole mortgage loans and mortgage participation interests) or portfolios of mortgage pass-through securities issued or guaranteed by Ginnie Mae, Fannie Mae or Freddie Mac. Mortgage loans underlying a mortgage-related security may in turn be insured or guaranteed by the Federal Housing Administration or the Department of Veterans Affairs.

        COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS"). A CMO is a hybrid between a mortgage-backed bond and a mortgage pass-through security. Interest and prepaid principal is paid, in most cases, monthly. CMOs may be collateralized by whole mortgage loans, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by Ginnie Mae, Fannie Mae, or Freddie Mac, and their income streams.

        CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially guarded against a sooner than desired return of principal because of the sequential payments.

        In a typical CMO transaction, a corporation ("issuer") issues multiple series (e.g., A, B, C, Z) of CMO bonds ("Bonds"). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates ("Collateral"). The Collateral is pledged to a third party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The Series A, B, and C Bonds all bear current interest. Interest on the Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B, or C Bond currently being paid off. When the Series A, B, and C Bonds are paid in full, interest and principal on the Series Z Bond begin to be paid currently. With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or savings and loan associations) to borrow against their loan portfolios.

        RISKS OF MORTGAGE-RELATED SECURITIES. Investment in mortgage-backed securities poses several risks, including prepayment, market, and credit risk. Prepayment risk reflects the risk that borrowers may prepay their mortgages faster than expected, which may adversely affect the investment's average life and yield. Whether or not a mortgage loan is prepaid is almost entirely controlled by the borrower. Borrowers are most likely to exercise prepayment options at the time when it is least advantageous to investors, generally prepaying mortgages as interest rates fall, and slowing payments as interest rates rise. Accordingly, amounts available for reinvestment by a Fund are likely to be greater during a period of declining interest rates and, as a result, likely to be reinvested at lower interest rates than during a period of rising interest rates. Besides the effect of prevailing interest rates, the rate of prepayment and refinancing of mortgages may also be affected by home value appreciation, ease of the refinancing process and local economic conditions.

        Market risk reflects the risk that the price of the security may fluctuate over time. The price of mortgage-backed securities may be particularly sensitive to prevailing interest rates, the length of time the security is expected to be outstanding, and the liquidity of the issue. In a period of unstable interest rates, there may be decreased demand for certain types of mortgage-backed securities, and a fund invested in such securities wishing to sell them may find it difficult to find a buyer, which may in turn decrease the price at which they may be sold. In addition, as a result of the uncertainty of cash flows of lower tranche CMOs, the market prices of and yield on those tranches generally are more volatile.

        Credit risk reflects the risk that a Fund may not receive all or part of its principal because the issuer or credit enhancer has defaulted on its obligations. Obligations issued by U.S. government-related entities are guaranteed as to the payment of principal and interest, but are not backed by the full faith and credit of the U.S. government. With respect to GNMA certificates, although GNMA guarantees timely payment even if homeowners delay or default, tracking the "pass-through" payments may, at times, be difficult.

        The average life of CMOs is determined using mathematical models that incorporate prepayment assumptions and other factors that involve estimates of future economic and market conditions. These estimates may vary from actual future results, particularly during periods of extreme market volatility. In addition, under certain market conditions, such of those that developed in 1994, the average weighted life of mortgage derivative securities may not accurately reflect the price volatility of such securities. For example, in periods of supply and demand imbalances in the market for such securities and/or in periods of sharp interest rate movements, the prices of mortgage derivative securities may fluctuate to a greater extent than would be expected from interest rate movements alone.

        A  Fund's  investments  in CMOs  also are  subject  to  extension  risk.
Extension risk is the possibility that rising interest rates may cause prepayments to occur at a slower than expected rate. This particular risk may effectively change a security that was considered short or intermediate-term at the time of purchase into a long-term security. Long-term securities generally fluctuate more widely in response to changes in interest rates than short or intermediate-term securities.

COMMERCIAL PAPER AND OTHER CASH SECURITIES

        Commercial paper purchased by Money Market Fund must be rated by any two nationally recognized statistical rating organizations (NRSROs), or by the only NRSRO that has rated the security, in one of the two highest short-term rating categories, or be comparable unrated securities. However, the Fund may not invest more than 5% of its total assets in securities rated in the second highest rating category. For a list of NRSROs and a description of their ratings, see the Appendix to this SAI.

        A Fund may also acquire certificates of deposit and bankers' acceptances of banks which meet criteria established by the Funds' Board of Directors. A certificate of deposit is a short-term obligation of a bank. A banker's acceptance is a time draft drawn by a borrower on a bank, usually relating to an international commercial transaction.

WHEN-ISSUED SECURITIES

        The Funds (other than Money Market Fund) may purchase securities on a when-issued or delayed-delivery basis; i.e., the securities are purchased with settlement taking place at some point in the future beyond a customary settlement date. The payment obligation and, in the case of debt securities, the interest rate that will be received on the securities are generally fixed at the time a Fund enters into the purchase commitment. During the period between purchase and settlement, no payment is made by the Fund and, in the case of debt securities, no interest accrues to the Fund. At the time of settlement, the market value of the security may be more or less than the purchase price, and the Fund bears the risk of such market value fluctuations. The Fund will maintain liquid assets, such as cash, U.S. government securities or other liquid equity or debt securities, having an aggregate value equal to the purchase price, in a segregated account with its custodian until payment is made. A Fund also will segregate assets in this manner in situations where additional installments of the original issue price are payable in the future.

BORROWING

        If a Fund borrows money, its share price may be subject to greater fluctuation until the borrowing is repaid. Each Fund will attempt to minimize such fluctuations by not purchasing securities when borrowings are greater than 5% of the value of the Fund's total assets. Interest on borrowings will reduce a Fund's income. See "Investment Restrictions" above for each Fund's limitation on borrowing.

SECURITIES OF OTHER INVESTMENT COMPANIES

        Each of the Funds may acquire securities of other investment companies, subject to the limitations of the 1940 Act. As of the date of this Statement of Additional Information, no Fund intends to purchase such securities during the coming year in excess of the following limitations: (a) no more than 3% of the voting securities of any one investment company may be owned in the aggregate by the Fund and all other Funds, (b) no more than 5% of the value of the total assets of the Fund may be invested in any one investment company, and (c) no more than 10% of the value of the total assets of the Fund and all other Funds may be invested in the securities of all such investment companies. Should a Fund purchase securities of other investment companies, shareholders may incur additional management, advisory, and distribution fees.

CERTAIN INVESTMENTS

        From time to time, to the extent consistent with their investment objectives, policies and restrictions, the Funds may invest in securities of companies with which Mellon Bank, N.A., an affiliate of Founders, has a lending relationship.


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                             DIRECTORS AND OFFICERS
--------------------------------------------------------------------------------

        The business and affairs of the Funds are subject to the supervision and general oversight of the Company's Board of Directors. The Directors and officers of the Company, and their principal occupations for the last five years and their affiliations, if any, with Founders, are as follows:

DIRECTORS

JAY A. PRECOURT 1,2
328 Mill Creek Circle
Vail, CO  81657
   Chairman of the Board and Director of the Company
     Retired. Formerly (1988 to 1999), President, Chief Executive Officer, Vice Chairman and Director, Tejas Energy, L.L.C., Houston, Texas. Director, Halliburton Company, Dallas, Texas; Director, The Timken Company, Canton, Ohio. Until 1988, President of the Energy Related Group and Director, Hamilton Oil Corporation, Denver, Colorado. Born: July 12, 1937.

EUGENE H. VAUGHAN, JR., CFA 1,3
6300 Texas Commerce Tower
Houston, Texas
   Vice Chairman of the Board and Director of the Company
     President and Chief Executive Officer, Vaughan, Nelson, Scarborough & McCullough, L.P., an investment counseling firm, Houston, Texas. Founding Chairman and Governor, Association for Investment Management and Research; Past Chairman and Trustee, Institute of Chartered Financial Analysts; Past Chairman and Director, Financial Analysts Federation; Trustee, Vanderbilt University. Born: October 5, 1933.

ALAN S. DANSON 3,4
3005A Booth Falls Road
Vail, Colorado
   Director of the Company
     Director and Senior Vice President, OptiMark Technologies, Inc. (computerized securities trading services), and President, D.H. Management, Inc. (general partner of limited partnership with technology company holdings). Between March 1, 1992, and June 30, 1993, Mr. Danson was President and Chief Executive Officer of ACCI Securities, Inc., a wholly-owned subsidiary of Acciones y Valores de Mexico, S.A. de C.V., a Mexican brokerage firm. Mr. Danson was Director of International Relations of Acciones y Valores between March 1, 1990, and February 28, 1992. Prior to joining Acciones y Valores, Mr. Danson was President of Integrated Medical Systems, Inc., a privately held company based in Golden, Colorado.
     Born: June 15, 1939.

JOAN D. MANLEY 2
0031 Wild Irishman Lane
Keystone, Colorado
   Director of the Company
     Retired. Formerly (1960 to 1984), Ms. Manley served in several executive capacities with Time Incorporated, most recently as Group Vice President, Director, and Chairman of Time-Life Books, Inc. and Book of the Month Club, Inc. Director, Sara Lee Corporation, Chicago, Illinois. Director, Big Flower Holdings, Inc., New York, New York. Born: September 23, 1932.

ROBERT P. MASTROVITA *3,4
88 Upland Road
Duxbury, Massachusetts
   Director of the Company
     Private investor; Chairman of private foundation. Formerly (1982 to 1997), Chairman and Director, Hagler, Mastrovita & Hewitt, Inc., Boston, Massachusetts, a registered investment adviser. Member, Boston Society of Security Analysts. Overseer and Investment Committee Member, Boston Children's Hospital. Born: November 6, 1944.

TRYGVE E. MYHREN 1,2,4
2280 Detroit Street, Suite 200
Denver, Colorado
   Director of the Company
     President, Myhren Media, Inc., Denver, Colorado, a firm that invests in and advises media, telecommunications, internet and software companies. Director, Advanced Marketing Services, Inc., LaJolla, California; Director, Peapod, Ltd., Evanston, Illinois; Director, J.D. Edwards, Denver, Colorado; and Director, Verio Inc., Englewood, Colorado. Formerly, President of The Providence Journal

     Company, a diversified media and communications company, Providence, Rhode Island, from 1990 to 1996; Chairman and Chief Executive Officer of American Television and Communications Corporation, a cable television company, Denver, Colorado, from 1981 to 1988; and Chairman, National Cable Television Association, from 1986 to 1987. Mr. Myhren also serves on the boards of the University of Denver and National Jewish Medical Center, both of which are in Denver, Colorado. Born: January 3, 1937.

GEORGE W. PHILLIPS 2
101 Chestnut Street
Boston, Massachusetts
   Director of the Company
     Retired. Director and Chairman, Strategic Planning Committee, Warren Bancorp, Inc., Peabody, Massachusetts, a state-chartered bank holding company. Formerly (1991 to 1997), Mr. Phillips was President and Chief Executive Officer of Warren Bancorp, Inc. and Warren Five Cents Savings Bank. Trustee and Chairman of the Finance and Investment Committees, Children's Medical Center of Boston, Boston, Massachusetts. Born: April 5, 1938.

* Mr. Mastrovita served as a non-employee director of The Boston Company, Inc. and Boston Safe Deposit and Trust Company until March 15, 1998. During 1998, Mr. Mastrovita received $10,250 for his service in these capacities. In addition, since July 1998, he has received directors' retirement benefits from these companies at a rate of $15,000 per year. Since both of these companies are indirect subsidiaries of Mellon Bank Corporation, Founders' ultimate parent company, it is possible that Mr. Mastrovita might be determined to be an interested director as defined in the 1940 Act. However, the Company does not concede that these prior directorships or Mr. Mastrovita's receipt of directors' retirement benefits would make him an interested director of the Funds.
1    Member of Executive Committee
2    Member of Audit Committee
3    Member of Investment Integrity Committee
4    Member of Valuation Committee

COMMITTEES

        The committees of the Board are the Executive Committee, Audit Committee, Investment Integrity Committee and Valuation Committee. The Company also has a Committee on Directors, composed of all of the non-interested
("independent") directors and chaired by Mr. Precourt, which serves as a nominating committee. For at least so long as the plans of distribution pursuant to Rule 12b-1 under the 1940 Act of certain of the Company's Funds remain in effect, the selection and nomination of the Company's independent directors will be a matter left to the discretion of such independent directors. Except for certain powers that, under applicable law, may only be exercised by the full Board of Directors, the Executive Committee may exercise all powers and authority of the Board of Directors in the management of the business of the Company.

        The Audit Committee meets periodically with the Company's independent accountants and the executive officers of Founders. This Committee reviews the accounting principles being applied by the Company in financial reporting, the scope and adequacy of internal controls, the responsibilities and fees of the Company's independent accountants and other matters. The Investment Integrity Committee monitors compliance with several Fund policies, including those governing brokerage, trade allocations, proxy voting, cross trades, and the Funds' Code of Ethics. The Valuation Committee is responsible for determining the methods used to value Fund securities for which market quotations are not readily available, subject to the approval of the Board.

DIRECTOR COMPENSATION

        The following table sets forth, for the fiscal year ended December 31, 1998, the compensation paid by the Company to its directors for services rendered in their capacities as directors of the Company. The Company has no plan or other arrangement pursuant to which any of the Company's directors receive pension or retirement benefits. Therefore, none of the Company's directors has estimated annual benefits to be paid by the Company upon retirement.

Compensation Table
                                                         Total compensation from
                                                        Company (11 Funds total)
     Name of Person, Position 1                           paid to directors 1
     ---------------------------------------------------  ----------------------
     Jay A. Precourt, Chairman and Director                      $47,500
     Eugene H. Vaughan, Jr., Vice Chairman and Director          $31,250
     William H. Baughn, Director 2                               $37,750
     Bjorn K. Borgen, Director 3                                 $26,000
     Alan S. Danson, Director                                    $34,500
     Robert P. Mastrovita, Director 4                            $25,000
     Trygve E. Myhren, Director                                  $35,000
     George W. Phillips, Director 4                              $27,500
     ---------------------------------------------------  ----------------------
     TOTAL 5                                                    $264,500

1 The Chairman of the Board, the Chairmen of the Company's Audit and Investment Integrity Committees, and the members of the Audit and Investment Integrity Committees each received compensation for serving in such capacities in addition to the compensation paid to all directors.
2   Mr. Baughn retired as a director of the Company effective December 31, 1998.

3 Mr. Borgen began receiving compensation for his service as a director of the Company in April 1998. His term as director expired March 2, 1999.
4 Messrs. Mastrovita and Phillips were elected to the Board of Directors in May 1998.
5 Joan D. Manley was elected to the Board of Directors in mid-December 1998, and began receiving director's compensation in 1999.

OFFICERS

        The officers of the Company and their principal occupations for the last five years appear below. All of the Company's officers are affiliated with its principal underwriter, Premier Mutual Fund Services, Inc. ("Premier"), or Premier's affiliate, Funds Distributor, Inc. ("FDI"). None of these individuals is affiliated with Founders.

MARIE E. CONNOLLY
60 State Street
Boston, Massachusetts  02109
    President and Treasurer
        President  (since January 1992);  Chief  Executive  Officer (since April
        1995); Treasurer (July 1993 to April 1994); Chief Operating Officer (April 1994 to April 1995); Chief Compliance Officer (April 1994 to September 1998); and Director (since June 1992) of FDI; President, Chief Operating Officer and Director of Premier (since April 1994); Chief Executive Officer of Premier (since July 1995); Chief Compliance Officer of Premier (June 1995 to September 1998). Born: August 1, 1957.

MARGARET W. CHAMBERS
60 State Street
Boston, Massachusetts  02109
    Vice President and Secretary
        Senior Vice President, General Counsel, Secretary and Clerk of FDI (since April 1998); Senior Vice President, General Counsel and Secretary of Premier (since April 1998); Chief Compliance Officer of FDI and Premier (since September 1998). Formerly, Vice President and Assistant General Counsel for Loomis, Sayles & Company, L.P. (August 1996 to March
        1998) and associate with the law firm of Ropes & Gray (January 1986 to July 1996). Born: October 12, 1959.

CHRISTOPHER J. KELLEY
60 State Street
Boston, Massachusetts  02109
    Vice President and Assistant Secretary
        Vice President and Senior Associate General Counsel of FDI (since August
        1996). Formerly, Assistant Counsel at Forum Financial Group (April 1994 to July 1996) and employed by Putnam Investments in legal and compliance capacities (October 1992 to March 1994). Born: December 24, 1964.

KATHLEEN K. MORRISEY
60 State Street
Boston, Massachusetts  02109
    Vice President and Assistant Secretary
        Assistant Vice President of FDI (since November 1998); Manager of Treasury Operations of FDI (since December 1995). Formerly (July 1994 to November 1995), Fund Accountant II for Investors Bank & Trust Company.
        Born:  July 5, 1972.

MARY A. NELSON
60 State Street
Boston, Massachusetts  02109
    Vice President and Assistant Treasurer
        Vice President and Manager of Treasury Services and Administration of FDI and Premier (since March 1996); Assistant Treasurer of FDI (August 1994 to March 1996). Formerly (September 1989 to July 1994), Assistant Vice President and Client Manager for The Boston Company. Born: April 22, 1964.

STEPHANIE D. PIERCE
200 Park Avenue
New York, NY  10166
    Vice President, Assistant Treasurer and Assistant Secretary
        Vice President (since June 1998) and Client Development Manager (since April 1998) of FDI. Formerly, Relationship Manager on the Business and Professional Banking team at Citibank, NA (April 1997 to March 1998); Assistant Vice President for Hudson Valley Bank (August 1995 to April
        1997); and Second Vice President for Chase Manhattan Bank (September 1990 to August 1995). Born: August 18, 1968.

GEORGE A. RIO
60 State Street
Boston, MA  02109
    Vice President and Assistant Treasurer
        Executive Vice President and Client Service Director of FDI and Premier (since April 1998). Formerly, Senior Vice President, Senior Key Account Manager for Putnam Mutual Funds (June 1995 to March 1998), Director of Business Development for First Data Corporation (May 1994 to June 1995), and Senior Vice President and Manager of Client Services and Director of Internal Audit at The Boston Company (September 1983 to May 1994). Born:
        January 2, 1955.

JOSEPH F. TOWER, III
60 State Street
Boston, Massachusetts  02109
    Vice President and Assistant Treasurer
        Senior Vice President (since November 1994), Treasurer and Chief Financial Officer (since April 1994) and Director (since January 1997) of FDI; Vice President of FDI (November 1993 to November 1994); Senior Vice President (since June 1995), Treasurer and Chief Financial Officer (since April 1994) and Director (since January 1997) of Premier; Vice President of Premier (April 1994 to June 1995). Formerly (July 1988 to August 1994), employed by The Boston Company, Inc. in various management positions in the Corporate Finance and Treasury areas. Born: June 13, 1962.

ELBA VASQUEZ
200 Park Avenue
New York, New York  10166
    Vice President and Assistant Secretary
        Assistant Vice President (since June 1997) and Sales Associate (since May 1996) of FDI. Formerly (March 1990 to May 1996), employed in various mutual fund sales and marketing positions by U.S. Trust Company of New York. Born: December 14, 1961.

        As of December 28, 1999, the Company's directors and officers as a group owned less than 1% of the outstanding shares of each Fund, with the exception of the Money Market Fund, in which the ownership interests of the group totaled 6.30%.


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           INVESTMENT ADVISER, DISTRIBUTOR AND OTHER SERVICE PROVIDERS
--------------------------------------------------------------------------------

INVESTMENT ADVISER

        Founders serves as investment adviser to the Funds. Founders is a 90%-owned subsidiary of Mellon Bank, N. A. ("Mellon"), which is a wholly-owned subsidiary of Mellon Financial Corporation ("MFC"), a publicly owned multibank holding company incorporated under Pennsylvania law in 1971 and registered under the Federal Bank Holding Company Act of 1956, as amended. Mellon and MFC are located at One Mellon Bank Center, Pittsburgh, Pennsylvania 15258. MFC provides a comprehensive range of financial products and services in domestic and selected international markets. MFC's banking subsidiaries are located in Pennsylvania, Massachusetts, Delaware, Maryland, New Jersey, and Florida, while other subsidiaries are located in key business centers throughout the United States and abroad. MFC currently ranks among the nation's largest bank holding companies based on market capitalization.

        MFC's principal wholly-owned subsidiaries are Mellon, The Boston Company, Inc., Mellon Bank (DE) National Association, Mellon Bank (MD) National Association, and a number of companies known as Mellon Financial Services Corporation. MFC also owns a federal savings bank headquartered in Pennsylvania, Mellon Bank, F.S.B. The Dreyfus Corporation ("Dreyfus"), one of the nation's largest mutual fund companies, is a wholly-owned subsidiary of Mellon. MFC's banking subsidiaries engage in retail financial services, commercial banking, trust and investment management services, residential real estate loan financing, mortgage servicing, equipment leasing, mutual fund activities and various securities-related activities. Through its subsidiaries, MFC managed more than $389 billion in assets as of December 31, 1998. As of that date, various subsidiaries of MFC provided non-investment services, such as custodial or administration services, for approximately $1.9 trillion in assets.

        Under the investment advisory agreement between the Company, on behalf of each Fund, and Founders, Founders furnishes investment management and administrative services to the Funds, subject to the overall supervision of the Board of Directors of the Company. In addition, Founders provides office space and facilities for the Funds and pays the salaries, fees and expenses of all Founders officers and other employees connected with the operation of the
Company. In addition, Founders pays the fees charged by the Company's distributor, Premier Mutual Fund Services, Inc. The Funds compensate Founders for its services by the payment of fees computed daily and paid monthly as follows:


MID-CAP GROWTH AND GROWTH FUNDS
-------------------------------
           On Assets in                       But Not
            Excess of                        Exceeding              Annual Fee
           ------------                    -----------              ----------
                     $0                    $30,000,000                 1.00%
             30,000,000                    300,000,000                 0.75%
            300,000,000                    500,000,000                 0.70%
            500,000,000                            ---                 0.65%

GROWTH AND INCOME AND BALANCED FUNDS
------------------------------------
           On Assets in                       But Not
            Excess of                        Exceeding              Annual Fee
           ------------                    -----------              ----------
                     $0                   $250,000,000                 0.65%
            250,000,000                    500,000,000                 0.60%
            500,000,000                    750,000,000                 0.55%
            750,000,000                            ---                 0.50%

MONEY MARKET FUND
-----------------
           On Assets in                       But Not
            Excess of                        Exceeding              Annual Fee
           ------------                    -----------              ----------
                     $0                   $250,000,000                 0.50%
            250,000,000                    500,000,000                 0.45%
            500,000,000                    750,000,000                 0.40%
            750,000,000                            ---                 0.35%

GOVERNMENT SECURITIES FUND
--------------------------
           On Assets in                       But Not
            Excess of                        Exceeding              Annual Fee
           ------------                    -----------              ----------
                     $0                   $250,000,000                 0.65%
            250,000,000                            ---                 0.50%

DISCOVERY, PASSPORT, INTERNATIONAL EQUITY, AND WORLDWIDE GROWTH FUNDS
---------------------------------------------------------------------
           On Assets in                       But Not
            Excess of                        Exceeding              Annual Fee
           ------------                    -----------              ----------
                     $0                   $250,000,000                 1.00%
            250,000,000                    500,000,000                 0.80%
            500,000,000                            ---                 0.70%

FOCUS FUND
----------
           On Assets in                       But Not
            Excess of                        Exceeding              Annual Fee
           ------------                    -----------              ----------
                     $0                   $250,000,000                 0.85%
            250,000,000                    500,000,000                 0.80%
            500,000,000                            ---                 0.75%


        The investment advisory fees are calculated based on each Fund's net assets as a whole, and are then allocated among each Fund's respective Classes based on their relative net assets.

        The net assets of the Funds at the end of fiscal year 1998 were as follows: Balanced Fund - $1,244,221,142; Discovery Fund - $241,123,717; Government Securities Fund - $15,220,129; Growth Fund - $2,360,179,531; Growth and Income Fund - $542,306,718; International Equity Fund - $18,937,507; Mid-Cap Growth Fund - $252,854,647; Money Market Fund - $91,414,543; Passport Fund - $124,572,151; and Worldwide Growth Fund - $272,053,390. Focus Fund did not commence operations until December 31, 1999.

        The Funds pay all of their expenses not assumed by Founders, including fees and expenses of all members of the Board of Directors, of advisory boards or of committees of the Board of Directors; compensation of the Company's custodian, transfer agent and other agents; an allocated portion of premiums for insurance required or permitted to be maintained under the 1940 Act; expenses of computing the Funds' daily per share net asset value; legal and accounting expenses; brokerage commissions and other transaction costs; interest; all federal, state and local taxes (including stamp, excise, income and franchise taxes); fees payable under federal and state law to register or qualify the Funds' shares for sale; an allocated portion of fees and expenses incurred in connection with membership in investment company organizations and trade associations; preparation of prospectuses (including typesetting) and printing and distribution thereof to existing shareholders; expenses of local representation in Maryland; and expenses of shareholder and directors meetings and of preparing, printing and distributing reports to shareholders. The Company also has the obligation for expenses, if any, incurred by it in connection with litigation, proceedings or claims, and the legal obligation it may have to indemnify its officers and directors with respect thereto. In addition, Class B, Class C, Class F and Class T shares are subject to an annual distribution fee and Class A, Class B, Class C, and Class T shares are subject to an annual service fee. See "Distribution Plans and Shareholder Services Plans."

        As described in the applicable Prospectuses, certain expenses of Focus, International Equity and Government Securities Funds are being reimbursed or waived voluntarily by Founders pursuant to a commitment to the Funds.

        During the fiscal years ended in 1998, 1997, and 1996 the gross investment advisory fees paid by the Funds were as follows:

   Fund                            1998              1997             1996
   ----------------------    ---------------   ---------------   ---------------
   Balanced                     $6,446,156        $4,489,769       $1,538,236
   Discovery                    $2,169,358        $2,426,658       $2,405,895
   Government Securities           $91,928           $90,247         $116,875
   Growth                      $14,121,732       $10,050,831       $5,728,768
   Growth and Income            $3,423,449        $3,383,816       $2,891,784
   International Equity           $190,413          $142,381          $68,791
   Mid-Cap Growth               $2,241,440        $2,576,530       $2,839,655
   Money Market                   $568,719          $610,538         $757,666
   Passport                     $1,317,075        $1,808,142       $1,343,963
   Worldwide Growth             $2,935,009        $3,177,452       $3,022,945

        The advisory agreement between Founders and the Company on behalf of each of the Funds other than Focus Fund was approved by the shareholders of each Fund at a shareholders' meeting of the Company held on February 17, 1998. The advisory agreement was approved for an initial term ending May 31, 1999, and was renewed on May 14, 1999 by the Company's Board of Directors, including all of the Independent Directors (as defined below), for a period ending May 31, 2000. The Advisory Agreement may be continued from year to year thereafter either by the vote of a majority of the entire Board of Directors or by the vote of a majority of the outstanding voting securities of each Fund, and in either case, after review, by the vote of a majority of the Company's directors who are not "interested persons" (as defined in the 1940 Act) (the "Independent Directors") of the Company or Founders, cast in person at a meeting called for the purpose of voting on such approval. The advisory agreement between Founders and the Company on behalf of Focus Fund was approved by the initial shareholder of the Fund on December 30, 1999 for an initial term ending May 31, 2001, and may be continued from year to year thereafter in the manner described above.

        With respect to each Fund, the advisory agreement may be terminated without penalty at any time by the Board of Directors of the Company or by vote of a majority of the outstanding securities of the Fund on 60 days' written notice to Founders or by Founders on 60 days' written notice to the Company. The agreement will terminate automatically if it is assigned, as that term is defined in the 1940 Act. The agreement provides that each Fund may use the word "Founders" in its name and business only as long as the agreement remains in effect. Finally, the agreement provides that Founders shall not be subject to any liability in connection with matters to which the agreement relates in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of duty.


        Founders and its predecessor companies have been providing investment management services since 1938. In addition to serving as adviser to the Funds, Founders serves as investment adviser or sub-adviser to various other mutual funds and private accounts. The officers of Founders include Christopher M. Condron, Chairman; Richard W. Sabo, President and Chief Executive Officer; Robert T. Ammann, Vice President; Curtis J. Anderson, Vice President; Thomas M. Arrington, Vice President; Marissa A. Banuelos, Vice President; Angelo Barr, Senior Vice President and National Sales Manager; Scott A. Chapman, Vice President; Kenneth R. Christoffersen, Senior Vice President, General Counsel and Secretary; Gregory P. Contillo, Executive Vice President and Chief Marketing Officer; Francis P. Gaffney, Senior Vice President; Laurine Garrity, Senior Vice President; Douglas A. Loeffler, Vice President; Andra C. Ozols, Vice President; David L. Ray, Senior Vice President and Treasurer; Linda M. Ripley, Vice President; Kevin S. Sonnett, Vice President; and Tracy P. Stouffer, Vice President.


DISTRIBUTOR

        Premier Mutual Fund Services, Inc., located at 60 State Street, Boston, Massachusetts 02109, serves as the Funds' distributor on a best efforts basis. Premier became the Funds' distributor on April 1, 1998. Prior to that date, Founders Asset

Management, Inc., Founders' predecessor corporation ("Old Founders"), acted as the Funds' distributor at no charge to the Funds. Since the Funds did not begin offering Classes of shares with sales charges until December 31, 1999, Premier did not receive any sales charges from Fund investors prior to that date. The provisions for the continuation, termination and assignment of the Funds' agreement with Premier are identical to those described above with regard to the investment advisory agreement, except that termination other than upon assignment or mutual agreement requires six months notice by either party. As discussed above under "Directors and Officers," all of the Funds' officers are affiliated with Premier or with affiliates of Premier.

        Premier may pay dealers a fee based on the amount invested through such dealers in Class A, Class B, Class C, Class R or Class T shares by employees participating in qualified or non-qualified employee benefit plans or other programs where (i) the employers or affiliated employers maintaining such plans or programs have a minimum of 250 employees eligible for participation in such plans or programs or (ii) such plan's or program's aggregate investment in the Funds, the Dreyfus Family of Funds, the Dreyfus Premier Family of Funds, or certain other products made available by Premier to such plans or programs exceeds $1,000,000 ("Eligible Benefit Plans"). Generally, the fee paid to dealers will not exceed 0.50% of the amount invested through such dealers. Premier, however, may pay dealers a higher fee and reserves the right to cease paying these fees at any time. Premier will pay such fees from its own funds, other than amounts received from a Fund, including past profits or any other source available to it.

        Premier, at its expense, may provide promotional incentives to dealers that sell shares of the Funds which are sold with a sales load. In some instances, those incentives may be offered only to certain dealers who have sold or may sell significant amounts of shares.

TRANSFER AGENTS AND CUSTODIAN

        Dreyfus Transfer, Inc. ("DTI"), a wholly-owned subsidiary of The Dreyfus Corporation (an affiliate of Founders), is the transfer and dividend disbursing agent for Classes A, B, C, R and T of the Funds. DTI is located at P.O. Box 9671, Providence, Rhode Island 02940-9671. Under a transfer agency agreement with the Company, DTI arranges for the maintenance of shareholder account records for the Class A, B, C, R and T shares of the Funds, the handling of certain communications between shareholders and the Funds, and the payment of dividends and distributions payable by the Funds with respect to these Classes of shares. For these services, DTI receives a monthly fee computed on the basis of the number of Class A, B, C, R and T shareholder accounts it maintains for the Funds during the month, and is reimbursed for certain out-of-pocket expenses.

        Investors  Fiduciary  Trust  Corporation  ("IFTC") is the  transfer  and
dividend   disbursing  agent  for  Class  F  shares.  IFTC  is  located  at  801
Pennsylvania, Kansas City,

Missouri 64105. IFTC provides transfer agent services to the Class F shares of the Funds similar to those described above to the extent such services are not provided by Founders, as described under "Other Services - Shareholder Services Agreement."

        DTI and IFTC are each individually referred to as a "Transfer Agent" and collectively as the "Transfer Agents."

        IFTC also acts as custodian of the Funds' investments. Under a custody agreement with the Funds, IFTC holds the Funds' securities and keeps all necessary accounts and records.


--------------------------------------------------------------------------------
                               PURCHASE OF SHARES
--------------------------------------------------------------------------------

        GENERAL. Balanced, Discovery, Focus, Growth, Growth and Income, International Equity, Mid-Cap Growth, Passport, and Worldwide Growth Funds are referred to as the Equity Funds. Government Securities and Money Market Funds are referred to as the Income Funds. The Equity Funds offer multiple classes of shares. Class A, Class B, Class C, Class F, Class R and Class T shares are available for the Equity Funds. The Income Funds offer Class F shares.

        Class A, Class B, Class C and Class T may be purchased only by clients of certain financial institutions (which may include banks), securities dealers ("Selected Dealers") and other industry professionals (collectively, "Agents"), except that full-time or part-time employees of Founders or any of its affiliates or subsidiaries, members of Founders' Board of Managers, members of the Company's Board, or the spouse or minor child of any of the foregoing may purchase Class A shares directly through Premier. Subsequent purchases may be sent directly to the Transfer Agent, or your Agent.

        Class R shares are offered only to bank trust departments and other financial service providers (including Mellon Bank, N.A. and its affiliates) acting on behalf of customers having a qualified trust or investment account or relationship at such institution or to customers who received and hold shares of a Fund distributed to them by virtue of such an account or relationship. Class R shares may be purchased for qualified or non-qualified employee benefit plans, including pension, profit-sharing, IRAs set up under a Simplified Employee Pension Plan ("SEP-IRAs") and other deferred compensation plans, whether established by corporations, partnerships, non-profit entities or state and local governments ("Retirement Plans"), only by a custodian, trustee, investment manager or other entity authorized to act on behalf of such Retirement Plan. Institutions effecting transactions in Class R shares for the accounts of their clients may charge their clients direct fees in connection with such transactions.

        Class F shares generally are offered only to persons or entities who have continuously maintained an account with any Fund since December 30, 1999. These include, without limitation, customers of certain financial institutions which offer Eligible Benefit Plan programs and which have had relationships with Founders and/or any Fund continuously since December 30, 1999. See the Class F Prospectus for more detailed information regarding eligibility to purchase Class F shares.


        When purchasing Fund shares, you must specify which Class is being purchased. The Company does not issue stock certificates. The Company reserves the right to reject any purchase order.

        Agents may receive different levels of compensation for selling different Classes of shares. Agents may impose certain conditions on their clients which are different from those described in the Company's Prospectuses and this Statement of Additional Information, and, to the extent permitted by applicable regulatory authority, may charge their clients direct fees. You should consult your Agent in this regard.


Except as stated below, the minimum initial investment for all Classes is $1,000, and the minimum subsequent investment is $100. However, with respect to Class F, the minimum initial investment for IRA and UGMA/UTMA accounts is $500, and there is no minimum required if you begin an automatic investment plan or payroll deduction program of $50 or more per month or per pay period. With respect to Classes A, B, C and T, the minimum initial investment is $750 for Founders-sponsored Keogh Plans, IRAs (including regular IRAs, spousal IRAs for a non-working spouse, Roth IRAs, SEP-IRAs and rollover IRAs) and 403(b)(7) Plans with only one participant and $500 for Founders-sponsored Education IRAs, with no minimum for subsequent purchases. The initial investment must be accompanied by the Account Application. The Company reserves the right to offer Fund shares without regard to minimum purchase requirements to employees participating in certain qualified or non-qualified employee benefit plans or other programs where contributions or account information can be transmitted in a manner and form acceptable to the Company. The Company reserves the right to vary further the initial and subsequent investment minimum requirements at any time.


        Founders' employees and their household family members may open accounts in Class F shares of a Fund with a minimum initial investment of $250. The minimum additional investment by such persons is $25.

        The Internal Revenue Code of 1986, as amended (the "Code"), imposes various limitations on the amount that may be contributed to certain Retirement Plans. These limitations apply with respect to participants at the plan level and, therefore, do not directly affect the amount that may be invested in a Fund by a Retirement Plan. Participants and plan sponsors should consult their tax advisers for details.

Fund shares (other than Class F shares) also may be purchased through Automatic Asset Builder(R), Payroll Savings Plan and Government Direct Deposit Privilege described under "Shareholder Services." These services enable you to make regularly scheduled investments and may provide you with a convenient way to invest for long-term financial goals. You should be aware, however, that periodic investment plans do not guarantee a profit and will not protect an investor against loss in a declining market.

        Fund shares are sold on a continuous basis. Net asset value per share is determined as described under "Pricing of Shares."

        If an order is received in proper form by the Transfer Agents or any entity authorized to receive orders on behalf of the Company by the close of regular trading on the floor of the New York Stock Exchange (currently 4:00 p.m., Eastern time) on a business day, Fund shares will be purchased at the public offering price determined as of the close of trading on the floor of the New York Stock Exchange on that day. Otherwise, Fund shares will be purchased at the public offering price determined as of the close of regular trading on the floor of the New York Stock Exchange on the next business day, except where shares are purchased through a dealer as provided below.

        Orders for the purchase of Fund shares received by dealers by the close of regular trading on the floor of the New York Stock Exchange on any business day and transmitted to Premier or its designee by the close of its business day (normally 5:15 p.m., Eastern time) will be based on the public offering price per share determined as of the close of regular trading on the floor of the New York Stock Exchange on that day. Otherwise, the orders will be based on the next determined public offering price. It is the dealer's responsibility to transmit orders so that they will be received by Premier or its designee before the close of its business day. For certain institutions that have entered into agreements with Premier, payment for the purchase of Fund shares may be transmitted, and must be received by the applicable Transfer Agent, within three business days after the order is placed. If such payment is not received within three business days after the order is placed, the order may be canceled and the institution could be held liable for resulting fees and/or losses.

        Federal regulations require that you provide a certified taxpayer identification number ("TIN") upon opening or reopening an account. See the Account Application for further information concerning this requirement. Failure to furnish a certified TIN to the Company could subject you to a $50 penalty imposed by the Internal Revenue Service.

        CLASS A SHARES. The public offering price for Class A shares of the Equity Funds is the net asset value per share of that Class plus a sales load as shown below:

                                    Total Sales Load
                        --------------------------------------------------------
                             As a % of       As a % of net       Dealers'
                          offering price      asset value     Reallowance as a %
Amount of Transaction        per share         per share      of offering price
-----------------------   --------------   ----------------   ------------------
Less than $50,000              5.75              6.10                 5.00

$50,000 to less than           4.50              4.70                 3.75
$100,000

$100,000 to less than          3.50              3.60                 2.75
$250,000

$250,000 to less than          2.50              2.60                 2.25
$500,000

$500,000 to less than          2.00              2.00                 1.75
$1,000,000

$1,000,000 or more              -0-               -0-                  -0-

        A contingent deferred sales charge ("CDSC") of 1% will be assessed at the time of redemption of Class A shares purchased without an initial sales charge as part of an investment of at least $1,000,000 and redeemed within one year of purchase. Pursuant to an agreement with Premier, Dreyfus Service Corporation, a wholly-owned subsidiary of the Dreyfus Corporation, may pay Agents an amount up to 1% of the net asset value of Class A shares purchased by their clients that are subject to a CDSC.

        Full-time employees of NASD member firms and full-time employees of other financial institutions which have entered into an agreement with Premier pertaining to the sale of Fund shares (or which otherwise have a brokerage related or clearing arrangement with an NASD member firm or financial institution with respect to the sale of such shares) may purchase Class A shares for themselves directly or pursuant to an employee benefit plan or other program, or for their spouses or minor children, at net asset value, provided they have furnished Premier with such information as it may request from time to time in order to verify eligibility for this privilege. This privilege also applies to full-time employees of financial institutions affiliated with NASD member firms whose full-time employees are eligible to purchase Class A shares at net asset value. In addition, Class A shares are offered at net asset value to full-time or part-time employees of Founders or any of its affiliates or subsidiaries, members of Founders' Board of Managers, members of the Company's Board, or the spouse or minor child of any of the foregoing.

        Class A shares are offered at net asset value without a sales load to employees participating in Eligible Benefit Plans. Class A shares also may be purchased (including by exchange) at net asset value without a sales load for Dreyfus-sponsored IRA "Rollover Accounts" with the distribution proceeds from a qualified retirement plan or a Dreyfus-sponsored 403(b)(7) plan, provided, at the time of such distribution, such qualified retirement plan or Dreyfus-sponsored 403(b)(7) plan (a) met the requirements of an Eligible Benefit Plan and all or a portion of such plan's assets were invested in the Dreyfus Founders Funds, the Dreyfus Premier Family of Funds, the Dreyfus Family of Funds or certain other products made available by Premier to such plans, or (b) invested all of its assets in the Dreyfus Founders Funds, funds in the Dreyfus Premier Family of Funds, certain funds in the Dreyfus Family of Funds or certain other products made available by Premier to such plans.

        Class A shares may be purchased at net asset value through certain broker-dealers and other financial institutions which have entered into an agreement with Premier, which includes a requirement that such shares be sold for the benefit of clients participating in a "wrap account" or a similar program under which such clients pay a fee to such broker-dealer or other financial institution.

        Class A shares also may be purchased at net asset value, subject to appropriate documentation, through a broker-dealer or other financial institution with the proceeds from the redemption of shares of a registered open-end management investment company not managed by Founders or its affiliates. The purchase of Class A shares must be made within 60 days of such redemption and the shares redeemed must have been subject to an initial sales charge or a CDSC.

        Class A shares also may be purchased at net asset value, subject to appropriate documentation, by (i) qualified separate accounts maintained by an insurance company pursuant to the laws of any State or territory of the United States, (ii) a State, county or city or instrumentality thereof, (iii) a charitable organization (as defined in Section 501(c)(3) of the Code) investing $50,000 or more in Fund shares, and (iv) a charitable remainder trust (as defined in Section 501(c)(3) of the Code).

        CLASS B SHARES. The public offering price for Class B shares is the net asset value per share of that Class. No initial sales charge is imposed at the time of purchase. A CDSC is imposed, however, on certain redemptions of Class B shares as described in the Company's Prospectus covering the Class B shares and in this Statement of Additional Information under "Redemption of Shares--Contingent Deferred Sales Charge--Class B Shares."

        Approximately six years after the date of purchase, Class B shares automatically will convert to Class A shares, based on the relative net asset values for shares of each such Class. Class B shares that have been acquired through the reinvestment of dividends and distributions will be converted on a pro rata basis together with other Class B shares, in the proportion that a shareholder's Class B shares converting to Class A shares bears to the total
Class B shares not acquired through the reinvestment of dividends and distributions.

        CLASS C SHARES. The public offering price for Class C shares is the net asset value per share of that Class. No initial sales charge is imposed at the time of purchase. A CDSC is imposed, however, on redemptions of Class C shares made within the first year of purchase. See "Class B Shares" above and "Redemption of Shares."

        CLASS B AND C SHARES. Pursuant to an agreement with Premier, Dreyfus Service Corporation compensates certain Agents for selling Class B and Class C shares at the time of purchase from its own assets. The proceeds of the CDSC and the distribution fee, in part, are used to defray these expenses.

        CLASS F AND CLASS R SHARES. The public offering price for Class F and Class R shares is the net asset value per share of the respective Class.

        CLASS T SHARES. The public offering price for Class T shares is the net asset value per share of that class plus a sales load as shown below:

                                    Total Sales Load
                        --------------------------------------------------------
                             As a % of       As a % of net       Dealers'
                          offering price      asset value     Reallowance as a %
Amount of Transaction        per share         per share      of offering price
-----------------------   --------------   ----------------   ------------------
Less than $50,000              4.50              4.70                 4.00

$50,000 to less than           4.00              4.20                 3.50
$100,000

$100,000 to less than          3.00              3.10                 2.50
$250,000

$250,000 to less than          2.00              2.00                 1.75
$500,000

$500,000 to less than          1.50              1.50                 1.25
$1,000,000

$1,000,000 or more              -0-               -0-                  -0-

        A CDSC of 1.00% will be assessed at the time of redemption of Class T shares purchased without an initial sales charge as part of an investment of at least $1,000,000 and redeemed within one year of purchase. Pursuant to an agreement with Premier, Dreyfus Service Corporation may pay Agents an amount up to 1% of the net asset value of Class T shares purchased by their clients that are subject to a CDSC. Because the expenses associated with Class A shares will be lower than those associated with Class T shares, purchasers investing $1,000,000 or more in the Fund will generally find it beneficial to purchase Class A shares rather than Class T shares.

        Class T shares are offered at net asset value without a sales load to employees participating in Eligible Benefit Plans. Class T shares also may be purchased (including by exchange) at net asset value without a sales load for Dreyfus-sponsored IRA

"Rollover Accounts" with the distribution proceeds from a qualified retirement plan or a Dreyfus-sponsored 403(b)(7) plan, provided, at the time of such distribution, such qualified retirement plan or Dreyfus-sponsored 403(b)(7) plan
(a) met the requirements of an Eligible Benefit Plan and all or a portion of such plan's assets were invested in the Dreyfus Founders Funds, the Dreyfus Premier Family of Funds, the Dreyfus Family of Funds or certain other products made available by Premier to such plans, or (b) invested all of its assets in the Dreyfus Founders Funds, funds in the Dreyfus Premier Family of Funds, certain funds in the Dreyfus Family of Funds or certain other products made available by Premier to such plans.

        DEALER REALLOWANCE - CLASS A AND CLASS T SHARES. The dealer reallowance provided with respect to Class A and Class T shares may be changed from time to time but will remain the same for all dealers. Premier, at its own expense, may provide additional promotional incentives to dealers that sell shares of funds advised by Founders which are sold with a sales load, such as Class A and Class T shares. In some instances, these incentives may be offered only to certain dealers who have sold or may sell significant amounts of such shares.

        SALES LOADS -- CLASS A AND CLASS T SHARES. The scale of sales loads applies to purchases of Class A and Class T shares made by any "purchaser," which term includes an individual and/or spouse purchasing securities for his, her or their own account or for the account of any minor children, or a trustee or other fiduciary purchasing securities for a single trust estate or a single fiduciary account (including a pension, profit-sharing or other employee benefit trust created pursuant to a plan qualified under Section 401 of the Code) although more than one beneficiary is involved; or a group of accounts established by or on behalf of the employees of an employer or affiliated employers pursuant to an employee benefit plan or other program (including accounts established pursuant to Sections 403(b), 408(k) and 457 of the Code); or an organized group which has been in existence for more than six months, provided that it is not organized for the purpose of buying redeemable securities of a registered investment company and provided that the purchases are made through a central administration or a single dealer, or by other means which result in economy of sales effort or expense.

        Set forth below is an example of the method of computing the offering price of each Equity Fund's Class A shares. Each example assumes a purchase of Class A shares aggregating less than $50,000 subject to the schedule of sales charges set forth above at a price based upon the Fund's net asset value on June 30, 1999:

                                              Per Share Sales
                                             Charge - 5.75% of       Per Share
                                               offering price         Offering
                                            (6.10% of net asset    Price to the
Fund                     NAV per Share        value per share)         Public
---------------------  ------------------   --------------------   -------------
Balanced                    $12.17                $0.74                $12.91
Discovery                   $30.81                $1.88                $32.69
Focus*                      $12.50                $0.76                $13.26
Growth                      $22.66                $1.38                $24.04
Growth and Income           $ 7.55                $0.46                $ 8.01
International Equity        $15.09                $0.92                $16.01
Mid-Cap Growth              $ 8.23                $0.50                $ 8.73
Passport                    $16.32                $1.00                $17.32
Worldwide Growth            $23.34                $1.42                $24.76
* Since Focus Fund was not in existence on June 30, 1999, this example is based on an initial net asset value of $12.50 per share.

        Set forth below is an example of the method of computing the offering price of each Equity Fund's Class T shares. Each example assumes a purchase of Class T shares aggregating less than $50,000 subject to the schedule of sales charges set forth above at a price based upon the Fund's net asset value on June 30, 1999:

                                              Per Share Sales
                                             Charge - 4.50% of        Per Share
                                               offering price          Offering
                                            (4.71% of net asset     Price to the
Fund                     NAV per Share        value per share)         Public
---------------------  ------------------   --------------------   -------------
Balanced                    $12.17                $0.57                $12.74
Discovery                   $30.81                $1.45                $32.26
Focus*                      $12.50                $0.59                $13.09
Growth                      $22.66                $1.07                $23.73
Growth and Income           $ 7.55                $0.36                $ 7.91
International Equity        $15.09                $0.71                $15.80
Mid-Cap Growth              $ 8.23                $0.39                $ 8.62
Passport                    $16.32                $0.77                $17.09
Worldwide Growth            $23.34                $1.10                $24.44
* Since Focus Fund was not in existence on June 30, 1999, this example is based on an initial net asset value of $12.50 per share.

        RIGHT OF ACCUMULATION -- CLASS A AND CLASS T SHARES. Reduced sales loads apply to any purchase of Class A and Class T shares, shares of other funds in the Dreyfus Premier Family of Funds which are sold with a sales load, shares of certain other funds advised by The Dreyfus Corporation, shares of other Funds advised by Founders which are sold with a sales load and shares acquired by a previous exchange of such shares (hereinafter referred to as "Eligible Funds"), by you and any related "purchaser" as defined above, where the aggregate investment, including such purchase, is $50,000 or more. If, for example, you previously purchased and still hold Class A or Class T shares of a Fund, or shares of any other Eligible Fund or combination thereof, with an aggregate current market value of $40,000 and subsequently purchase Class A or Class T shares of the Fund, or shares of an Eligible Fund having a current value of $20,000, the sales load applicable to the subsequent purchase would be reduced to 4.5% of the offering price in the case of Class A shares, or 4.00% of the offering price in the case of Class T shares. All present holdings of Eligible Funds may be combined to determine the current offering price of the aggregate investment in ascertaining the sales load applicable to each subsequent purchase.

        To qualify for reduced sales loads, at the time of purchase you or your Agent must notify Premier if orders are made by wire, or DTI if orders are made by mail. The reduced sales load is subject to confirmation of your holdings through a check of appropriate records.

        TELETRANSFER PRIVILEGE. You may purchase shares by telephone if you have checked the appropriate box and supplied the necessary information on the Account Application or have filed a Shareholder Services Form with the applicable Transfer Agent. The proceeds will be transferred between the bank account designated in one of these documents and your Fund account. Only a bank account maintained in a domestic financial institution which is an Automated Clearing House member may be so designated.

        TELETRANSFER purchase orders may be made at any time. Purchase orders received by 4:00 p.m., New York time, on any business day that the applicable Transfer Agent and the New York Stock Exchange are open for business will be credited to the shareholder's Fund account on the next bank business day following such purchase order. Purchase orders made after 4:00 p.m., New York time, on any business day the applicable Transfer Agent and the New York Stock Exchange are open for business, or orders made on Saturday, Sunday or any Fund holiday (e.g., when the New York Stock Exchange is not open for business), will be credited to the shareholder's Fund account on the second bank business day following such purchase order. To qualify to use Teletransfer Privilege, the initial payment for purchase of shares must be drawn on, and redemption proceeds paid to, the same bank and account as are designated on the Account Application or Shareholder Services Form on file. If the proceeds of a particular redemption are to be wired to an account at any other bank, the request must be in writing and signature-guaranteed. See "Redemption of Shares -- Teletransfer

Privilege." The Company may modify or terminate this Privilege at any time or charge a service fee upon notice to shareholders. No such fee currently is contemplated.

        REOPENING AN ACCOUNT. You may reopen an account with a minimum investment of $100 without filing a new Account Application during the calendar year the account is closed or during the following calendar year, provided the information on the old Account Application is still applicable.


--------------------------------------------------------------------------------
                DISTRIBUTION PLANS AND SHAREHOLDER SERVICES PLAN
--------------------------------------------------------------------------------

        Class B, Class C, Class F and Class T shares are each subject to a Distribution Plan and Class A, Class B, Class C, and Class T shares are each subject to a Shareholder Services Plan.

DISTRIBUTION PLANS

        CLASS B, CLASS C AND CLASS T SHARES. Rule 12b-1 (the "Rule") adopted by the Securities and Exchange Commission under the Act provides, among other things, that an investment company may bear expenses of distributing its shares only pursuant to a plan adopted in accordance with the Rule. The Company's Board has adopted such a plan with respect to the Equity Funds' Class B, Class C and Class T shares (the "Class B, C and T Distribution Plan") pursuant to which each such Fund pays Premier for distributing its Class B and Class C shares a fee at the annual rate of 0.75% of the value of the average daily net assets of Class B and Class C shares of such Fund, respectively, and pays Premier for distributing its Class T shares a fee at the annual rate of 0.25% of the value of the average daily net assets of Class T shares of such Fund. Premier may pay one or more Agents in respect of advertising, marketing and other distribution services for Class B, Class C and Class T shares, and determines the amounts, if any, to be paid to Agents and the basis on which such payments are made. The Company's Board believes that there is a reasonable likelihood that the Class B, C and T Distribution Plan will benefit the Company and holders of its Class B, Class C and Class T shares, respectively.

        The Class B, C and T Distribution Plan was not in effect during the fiscal year ended December 31, 1998, and accordingly, no fees were paid pursuant to that Distribution Plan during that period.

        CLASS F SHARES. The Company also has adopted a plan pursuant to the Rule with respect to the Class F shares (the "Class F Distribution Plan") of all Funds other than the Money Market Fund (the "12b-1 Funds"). Pursuant to the
Class F Distribution Plan, each 12b-1 Fund pays for distribution and related services at an annual rate that may be less than, but that may not exceed, 0.25% of the average daily net assets of

Class F shares of that Fund. These fees may be used to pay directly, or to reimburse Premier for paying, expenses in connection with distribution of the 12b-1 Funds' Class F shares and related activities including: preparation, printing and mailing of prospectuses, reports to shareholders (such as semiannual and annual reports, performance reports and newsletters), sales literature and other promotional material to prospective investors; direct mail solicitation; advertising; public relations; compensation of sales personnel, brokers, financial planners, or others for their assistance with respect to the distribution of the Funds' Class F shares, including compensation for such services to personnel of Founders or of affiliates of Founders; providing payments to any financial intermediary for shareholder support, administrative, and accounting services with respect to the Class F shareholders of the Fund; and such other expenses as may be approved from time to time by the Company's Board of Directors and as may be permitted by applicable statute, rule or regulation.

        Payments under the Class F Distribution Plan may be made only to reimburse expenses paid during a rolling twelve-month period, subject to the annual limitation of 0.25% of average daily net assets. Any reimbursable expenses paid in excess of this limitation are not reimbursable and will be borne by Founders. As of December 31, 1998, Founders had paid the following distribution-related expenses on behalf of the 12b-1 Funds, which had not been reimbursed pursuant to the Class F Distribution Plan:

                                                          % of Average
        Fund                              Amount           Net Assets
        ---------------------------   ----------------   ----------------
        Balanced                          $562,015            0.05%
        Discovery                         $198,166            0.09%
        Government Securities                   $0            0.00%
        Growth                          $3,453,651            0.16%
        Growth and Income               $1,080,851            0.19%
        International Equity               $53,658            0.28%
        Mid-Cap Growth                    $513,553            0.18%
        Passport                          $289,740            0.22%
        Worldwide Growth                  $190,979            0.06%
        ---------------------------   ----------------
        TOTAL                           $6,342,613

        During the fiscal year ended December 31, 1998, Premier expended the following amounts in marketing the shares of the 12b-1 Funds: advertising, $3,949,893; printing and mailing of prospectuses to persons other than current shareholders, $3,030,197; payment of compensation to third parties for distribution and shareholder support services, $7,635,679; and public relations and trade shows, $632,822.*


--------
* These amounts include amounts paid by Old Founders which acted as the Funds' distributor during the first quarter of 1998.

        PROVISIONS APPLICABLE TO ALL CLASSES. The benefits that the Board believes are reasonably likely to flow to the Funds (other than the Money Market
Fund) and their shareholders under the Distribution Plans include, but are not limited to: (1) enhanced marketing efforts which, if successful, may result in an increase in net assets through the sale of additional shares, thereby providing greater resources to pursue the Funds' investment objectives; (2) increased name recognition for the Funds within the mutual fund industry, which may help instill and maintain investor confidence; (3) positive cash flow into the Funds, which assists in portfolio management; (4) the positive effect which increased Fund assets could have on Founders' revenues could allow Founders to have greater resources to make the financial commitments necessary to continue to improve the quality and level of shareholder services, and acquire and retain talented employees who desire to be associated with a growing organization; and
(5) increased Fund assets may result in reducing each shareholder's share of certain expenses through economies of scale, such as by exceeding breakpoints in the advisory fee schedules and allocating fixed expenses over a larger asset base.

        Payments made by a particular Fund Class under a Distribution Plan may not be used to finance the distribution of shares of any other Fund Class. In the event that an expenditure may benefit more than one Fund Class, it is allocated among the applicable Fund Classes on an equitable basis.

        A quarterly report of the amounts expended under each Distribution Plan, and the purposes for which such expenditures were incurred, must be made to the Board for its review. In addition, each Distribution Plan provides that it may not be amended to increase materially the costs which holders of the Company's Class B, Class C, Class F or Class T shares of any Fund may bear pursuant to the respective Distribution Plan without the approval of the holders of such shares and that all amendments of the Distribution Plans must be approved by the Company's Board, and by the Board members who are not "interested persons" (as defined in the Act) of the Company and have no direct or indirect financial interest in the operation of the Distribution Plans or in any agreements entered into in connection with the Distribution Plans, by vote cast in person at a meeting called for the purpose of considering such amendments. Each Distribution Plan is subject to annual approval by such vote cast in person at a meeting called for the purpose of voting on the Distribution Plan. The Class F Distribution Plan was last approved by the Board at a meeting held on May 14, 1999, and was amended and restated by the Board at a meeting held on August 13, 1999, effective December 31, 1999. The Class B, C and T Distribution Plan was initially approved by the Board at a meeting held on August 13, 1999. As to the relevant Class of shares of any Fund, the Distribution Plan may be terminated at any time by vote of a majority of the Board members who are not "interested persons" and have no direct or indirect financial interest in the operation of the Distribution Plan or in any agreements entered into in connection with the Distribution Plan or by vote of the holders of a majority of such Class of shares of such Fund.

        So long as any Distribution Plan is in effect for any Class of shares of any Fund, the selection and nomination of persons to serve as independent directors of the Company shall be committed to the independent directors then in office at the time of such selection or nomination.

SHAREHOLDER SERVICES PLAN

        The Company has adopted a Shareholder Services Plan with respect to the Equity Funds' Class A, Class B, Class C and Class T shares (the "Shareholder Services Plan"). Under the Shareholder Services Plan, each Equity Fund's Class A, Class B, Class C and Class T shares pays Premier a fee at the annual rate of 0.25% of the value of the average daily net assets of the respective Class for the provision of certain services to the holders of shares of that Class. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of such shareholder accounts. Under the Shareholder Services Plan, Premier may make payments to Agents in respect of these services.

        A quarterly report of the amounts expended under the Shareholder Services Plan, and the purposes for which such expenditures were incurred, must be made to the Board for its review. In addition, the Shareholder Services Plan provides that amendments must be approved by the Company's Board, and by the Board members who are not "interested persons" (as defined in the Act) of the Company and have no direct or indirect financial interest in the operation of the Shareholder Services Plan or in any agreements entered into in connection with the Shareholder Services Plan, by vote cast in person at a meeting called for the purpose of considering such amendments. The Shareholder Services Plan is subject to annual approval by such vote cast in person at a meeting called for the purpose of voting on the Shareholder Services Plan. The Shareholder Services Plan was initially approved by the Board at a meeting held on August 13, 1999. As to the relevant Class of shares of any Fund, the Shareholder Services Plan is terminable at any time by vote of a majority of the Board members who are not "interested persons" and who have no direct or indirect financial interest in the operation of the Shareholder Services Plan or in any agreements entered into in connection with the Shareholder Services Plan.

        The Shareholder Services Plan was not in effect during the fiscal year ended December 31, 1998 and, accordingly, no fees were paid pursuant to that Plan during that period.

--------------------------------------------------------------------------------
                              REDEMPTION OF SHARES
--------------------------------------------------------------------------------

        GENERAL. If you hold Fund shares of more than one Class, any request for redemption must specify the Class of shares being redeemed. If you fail to specify the Class of shares to be redeemed, the redemption request may be delayed until the Transfer Agent receives further instructions from you or your Agent.

        The Funds impose no charges (other than any applicable CDSC) when shares are redeemed, although a $6 fee will be assessed for wire redemptions of Class F shares. Agents may charge their clients a fee for effecting redemptions of Fund shares. The value of the shares redeemed may be more or less than their original cost, depending upon the applicable Fund's then-current net asset value.

        CONTINGENT DEFERRED SALES CHARGE -- CLASS B SHARES. A CDSC is paid to Dreyfus Service Corporation on any redemption of Class B shares which reduces the current net asset value of your Class B shares to an amount which is lower than the dollar amount of all payments by you for the purchase of Class B shares of the applicable Fund held by you at the time of redemption. No CDSC will be imposed to the extent that the net asset value of the Class B shares redeemed does not exceed (i) the current net asset value of Class B shares of the applicable Fund acquired through reinvestment of dividends or capital gain distributions, plus (ii) increases in the net asset value of your Class B shares of that Fund above the dollar amount of all your payments for the purchase of Class B shares of that Fund held by you at the time of redemption.

        If the aggregate value of the Class B shares of a Fund that are redeemed has declined below their original cost as a result of the Fund's performance, any CDSC which is applicable will be applied to the then-current net asset value rather than the purchase price.

        In circumstances where the CDSC is imposed, the amount of the charge will depend on the number of years from the time you purchased the Class B shares until the time of redemption of such shares. Solely for purposes of determining the number of years from the time of any payment for the purchase of Class B shares, all payments during a month will be aggregated and deemed to have been made on the first day of the month.

        The following table sets forth the rates of the CDSC for Class B shares:

                                    CDSC as a % of
        Year Since Purchase         Amount Invested or
        Payment Was Made            Redemption Proceeds
        ------------------------    ---------------------
        First..................     4.00
        Second.................     4.00
        Third..................     3.00
        Fourth.................     3.00
        Fifth..................     2.00
        Sixth..................     1.00

        In determining whether a CDSC is applicable to a redemption from a Fund, the calculation will be made in a manner that results in the lowest possible rate. It will be assumed that the redemption is made first of amounts representing shares acquired pursuant to the reinvestment of dividends and distributions; then of amounts representing the increase in net asset value of Class B shares above the total amount of payments for the purchase of Class B shares made during the preceding six years; then of amounts representing the cost of shares purchased six years prior to the redemption; and finally, of amounts representing the cost of shares held for the longest period of time within the applicable six-year period.

        For example, assume an investor purchased 100 shares of a Fund at $10 per share for a cost of $1,000. Subsequently, the shareholder acquired five additional shares through dividend reinvestment. During the second year after the purchase the investor decided to redeem $500 of the investment. Assuming at the time of the redemption the Fund's net asset value had appreciated to $12 per share, the value of the investor's shares would be $1,260 (105 shares at $12 per share). The CDSC would not be applied to the value of the reinvested dividend shares and the amount which represents appreciation ($260). Therefore, $240 of the $500 redemption proceeds ($500 minus $260) would be charged at a rate of 4% (the applicable rate in the second year after purchase) for a total CDSC of $9.60.

        CONTINGENT DEFERRED SALES CHARGE -- CLASS C SHARES. A CDSC of 1% is paid to Dreyfus Service Corporation on any redemption of Class C shares within one year of the date of purchase. The basis for calculating the payment of any such CDSC will be the method used in calculating the CDSC for Class B shares.
See "Contingent Deferred Sales Charge--Class B Shares" above.

        WAIVER OF CDSC. The CDSC may be waived in connection with (a) redemptions made within one year after the death or disability, as defined in
Section 72(m)(7) of the Code, of the shareholder, (b) redemptions by employees participating in Eligible Benefit

Plans, (c) redemptions as a result of a combination of any investment company with a Fund by merger, acquisition of assets or otherwise, (d) a distribution following retirement under a tax-deferred retirement plan or upon attaining age 70 1/2 in the case of an IRA or Keogh plan or custodial account pursuant to
Section 403(b) of the Code, and (e) redemptions pursuant to the Automatic Withdrawal Plan, as described below. If the Company's Board determines to discontinue the waiver of the CDSC, the disclosure herein will be revised appropriately. Any Fund shares subject to a CDSC which were purchased prior to the termination of such waiver will have the CDSC waived as provided in the applicable Prospectus or this Statement of Additional Information at the time of the purchase of such shares.

        To qualify for a waiver of the CDSC, at the time of redemption you must notify DTI or your Agent must notify Premier. Any such qualification is subject to confirmation of your entitlement.

        REDEMPTION THROUGH A SELECTED DEALER. If you are a customer of a Selected Dealer, you may make redemption requests to your Selected Dealer. If the Selected Dealer transmits the redemption request so that it is received by DTI prior to the close of regular trading on the floor of the New York Stock Exchange (currently 4:00 p.m., Eastern time), the redemption request will be effective on that day. If a redemption request is received by DTI after the close of regular trading on the floor of the New York Stock Exchange, the redemption request will be effective on the next business day. It is the responsibility of the Selected Dealer to transmit a request so that it is received in a timely manner. The proceeds of the redemption are credited to your account with the Selected Dealer.

        In addition, Premier or its designee will accept orders from Selected Dealers with which Premier has sales agreements for the repurchase of shares held by shareholders. Repurchase orders received by dealers by the close of regular trading on the floor of the New York Stock Exchange on any business day and transmitted to Premier or its designee prior to the close of its business day (normally 5:15 p.m., Eastern time) are effected at the price determined as of the close of regular trading on the floor of the New York Stock Exchange on that day. Otherwise, the shares will be redeemed at the next determined net asset value. It is the responsibility of the Selected Dealer to transmit orders on a timely basis. The Selected Dealer may charge the shareholder a fee for executing the order. This repurchase arrangement is discretionary and may be withdrawn at any time.

        REINVESTMENT PRIVILEGE. Upon written request, you may reinvest up to the number of Class A, Class B or Class T shares you have redeemed, within 45 days of redemption, at the then-prevailing net asset value without a sales load, or reinstate your account for the purpose of exercising Fund Exchanges. Upon reinstatement your account will be credited with an amount equal to the CDSC previously paid upon redemption of the shares reinvested. The Reinvestment Privilege may be exercised only once.

        TELETRANSFER PRIVILEGE. You may request by telephone that redemption proceeds (minimum $100 for Class F; $500 for Classes of shares other than F) be transferred between your Fund account and your bank account. Only a bank account maintained in a domestic financial institution which is an Automated Clearing House member may be designated. Redemption proceeds will be on deposit in your account at an Automated Clearing House member bank ordinarily two business days after receipt of the redemption request or, at your request, paid by check and mailed to your address. Holders of jointly registered Fund or bank accounts may redeem through the Teletransfer Privilege for transfer to their bank account not more than $250,000 within any 30-day period from accounts in Fund Classes other than Class F. See "Purchase of Shares -- Teletransfer Privilege."

        REDEMPTION COMMITMENT. Each Fund has committed itself to pay in cash all redemption requests by any shareholder of record, limited in amount during any 90-day period to the lesser of $250,000 or 1% of the value of the Fund's net assets at the beginning of such period. Such commitment is irrevocable without the prior approval of the Securities and Exchange Commission. In the case of requests for redemption in excess of such amount from any Fund other than Money Market Fund, the Board of Directors reserves the right to make payments in whole or in part in securities or other assets of the Fund in case of an emergency or any time a cash distribution would impair the liquidity of the Fund to the detriment of the existing shareholders. In such event, the securities would be valued in the same manner as the portfolio of the Fund. If the recipient sold such securities, brokerage charges would be incurred.

        REDEMPTION PAYMENTS; SUSPENSION OF REDEMPTIONS. Proceeds of redemptions normally will be forwarded within three business days after receipt by the applicable Transfer Agent of the request for redemption in good order, although the Company may delay payment of redemption proceeds under certain circumstances for up to seven calendar days after receipt of the redemption request. (We consider redemptions to be received in good order upon receipt of the required documents as described in the applicable Prospectus.) In addition, net asset value determination for purposes of redemption may be suspended or the date of payment postponed during periods when (1) trading on the New York Stock Exchange is restricted, as determined by the SEC, or the Exchange is closed (except for holidays or weekends), (2) the SEC permits such suspension and so orders, or (3) an emergency exists as defined by the SEC so that disposal of securities or determination of net asset value is not reasonably practicable. In such a case, a shareholder seeking to redeem shares may withdraw his request or leave it standing for execution at the per share net asset value next computed after the suspension has been terminated.

        TRANSACTIONS THROUGH THIRD PARTIES. The Company has authorized a number of brokers and other financial services companies to accept orders for the purchase and redemption of Fund shares. Certain of such companies are authorized to designate other intermediaries to accept purchase and redemption orders on the Company's behalf. In certain of these arrangements, the Company will be deemed to have received a purchase or redemption order when an authorized company or, if applicable, its authorized designee, accepts the order. In such cases, the customer's order will be priced at the public offering price of the applicable Fund next determined after the order is accepted by the company or its authorized designee.


--------------------------------------------------------------------------------
                              SHAREHOLDER SERVICES
--------------------------------------------------------------------------------

        FUND EXCHANGES FOR CLASSES A, B, C, R AND T. Shares of Classes A, B, C, R and T of any Equity Fund may be exchanged for shares of the same Class of any other Equity Fund or Dreyfus Premier fund. Shares of each Class of an Equity Fund also may be exchanged for shares of certain other funds managed or administered by The Dreyfus Corporation and, with respect to Class T shares of a Fund, Class A shares of certain Dreyfus Premier fixed-income funds, to the extent such shares are offered for sale in your state of residence. Shares of other funds purchased by exchange will be purchased on the basis of relative net asset value per share as follows:

        A. Exchanges for shares of funds that are offered without a sales load will be made without a sales load.

        B. Shares of Funds purchased without a sales load may be exchanged for shares of other funds sold with a sales load, and the applicable sales load will be deducted.

        C. Shares of Funds purchased with a sales load may be exchanged without a sales load for shares of other funds sold without a sales load.

        D. Shares of Funds purchased with a sales load, shares of Funds acquired by a previous exchange from shares purchased with a sales load, and additional shares acquired through reinvestment of dividends or distributions of any such Funds (collectively referred to herein as "Purchased Shares") may be exchanged for shares of other funds sold with a sales load (referred to herein as "Offered Shares"), provided that, if the sales load applicable to the Offered Shares exceeds the maximum sales load that could have been imposed in connection with the Purchased Shares (at the time the Purchased Shares were acquired), without giving effect to any reduced loads, the difference will be deducted.

        E. Shares of Funds subject to a CDSC that are exchanged for shares of another Fund will be subject to the higher applicable CDSC of the two Funds and, for purposes of calculating CDSC rates and conversion periods, if any, will be deemed to have been held since the date the shares being exchanged were initially purchased.

        To accomplish an exchange under Item D above, you or your Agent must notify DTI of your prior ownership of shares with a sales load and your account number. Any such exchange is subject to confirmation of your holdings through a check of appropriate records.

        You also may exchange your Fund shares that are subject to a CDSC for shares of Dreyfus Worldwide Dollar Money Market Fund, Inc. The shares so purchased will be held in a special account created solely for this purpose ("Exchange Account"). Exchanges of shares from an Exchange Account only can be made into the other Funds or certain other funds managed or administered by The Dreyfus Corporation. No CDSC is charged when an investor exchanges into an Exchange Account; however, the applicable CDSC will be imposed when shares are redeemed from an Exchange Account or other applicable Fund account. Upon redemption, the applicable CDSC will be calculated without regard to the time such shares were held in an Exchange Account. See "Redemption of Shares." Redemption proceeds for Exchange Account shares are paid by Federal wire or check only. Exchange Account shares also are eligible for the Auto-Exchange Privilege, Dividend Sweep and the Automatic Withdrawal Plan.

        To request an exchange of Class A, B, C, R or T shares, you or your Agent acting on your behalf must give exchange instructions to DTI in writing or by telephone. The ability to issue exchange instructions by telephone is given to all Fund shareholders automatically, unless you check the applicable "No" box on the Account Application, indicating that you specifically refuse this privilege. By using the Telephone Exchange Privilege, you authorize Transfer Agent to act on telephonic instructions (including over The Dreyfus Touch(R) automated telephone system) from any person representing himself or herself to be you or a representative of your Agent, and reasonably believed by Transfer Agent to be genuine. Telephone exchanges may be subject to limitations as to amount involved or the number of telephone exchanges permitted. No fees currently are charged shareholders directly in connection with exchanges, although the Company reserves the right, upon not less than 60 days' written notice, to charge shareholders a nominal administrative fee in accordance with rules promulgated by the Securities and Exchange Commission.

        Shares of the Fund being exchanged must have a value of at least the minimum initial investment required for the Fund into which the exchange is being made.

        Exchanges of Class R shares held by a Retirement Plan may be made only between the investor's Retirement Plan account in one Fund and such investor's Retirement Plan account in another Fund.

        AUTO-EXCHANGE PRIVILEGE. The Auto-Exchange Privilege permits you to purchase (on a semi-monthly, monthly, quarterly, or annual basis), in exchange for Class A, B, C, R or T shares of a Fund, shares of the same Class of another Fund, shares of the same Class of another fund in the Dreyfus Premier Family of Funds or shares of certain other funds in the Dreyfus Family of Funds and, with respect to Class T shares of a Fund, Class A shares of certain Dreyfus Premier fixed-income funds, of which you are a shareholder. This Privilege is available only for existing accounts. With respect to Class R shares held by a Retirement Plan, exchanges may be made only between the investor's Retirement Plan account in one fund and such investor's Retirement Plan account in another fund. Shares will be exchanged on the basis of relative net asset value as described above under "Fund Exchanges." Enrollment in or modification or cancellation of this Privilege is effective three business days following notification by the investor. You will be notified if your account falls below the amount designated to be exchanged under this Privilege. In this case, your account will fall to zero unless additional investments are made in excess of the designated amount prior to the next Auto-Exchange transaction. Shares held under IRA and other retirement plans are eligible for this Privilege. Exchanges of IRA shares may be made between IRA accounts and from regular accounts to IRA accounts if eligible, but not from IRA accounts to regular accounts. With respect to all other retirement accounts, exchanges may be made only among those accounts.


        Fund Exchanges and Auto-Exchange Privilege are available to shareholders resident in any state in which the fund being acquired may legally be sold. Shares may be exchanged only between fund accounts having identical names and other identifying designations.

        Shareholder Services Forms and prospectuses of the other funds may be obtained by calling 1-800-554-4611 (holders of Class F shares should call 1-800-525-2440). The Company reserves the right to reject any exchange request in whole or in part. The Fund Exchanges service or Auto-Exchange Privilege may be modified or terminated at any time upon notice to shareholders.


        AUTOMATIC ASSET BUILDER(R). Automatic Asset Builder permits you to purchase Class A, B, C, R or T shares (minimum of $100 and maximum of $150,000 per transaction) at regular intervals selected by you. Fund shares are purchased by transferring funds from the bank account designated by you.

        GOVERNMENT DIRECT DEPOSIT PRIVILEGE. Government Direct Deposit Privilege enables you to purchase Class A, B, C, R or T shares (minimum of $100 and maximum of $50,000 per transaction) by having Federal salary, Social Security, or certain veterans', military or other payments from the U.S. Government automatically deposited into your Fund account. You may deposit as much of such payments as you elect.

        DIVIDEND OPTIONS. Dividend Sweep allows you to invest automatically your dividends or dividends and any capital gain distributions from Class A, B, C, R or T shares of a Fund in shares of the same Class of another Fund, shares of the same Class of another fund in the Dreyfus Premier Family of Funds or shares of certain other funds in the Dreyfus Family of Funds and, with respect to Class T shares of a Fund, in Class A shares of certain Dreyfus Premier fixed-income funds, of which you are a shareholder. Shares of other funds purchased pursuant to Dividend Sweep will be purchased on the basis of relative net asset value per share as follows:


        A. Dividends and distributions paid by a fund may be invested without imposition of the sales load in shares of other funds that are offered without a sales load.

        B. Dividends and distributions paid by a fund which does not charge a sales load may be invested in shares of other funds sold with a sales load, and the applicable sales load will be deducted.

        C. Dividends and distributions paid by a fund which charges a sales load may be invested in shares of other funds sold with a sales load (referred to herein as "Offered Shares"), provided that, if the sales load applicable to the Offered Shares exceeds the maximum sales load charged by the fund from which dividends or distributions are being swept, without giving effect to any reduced loads, the difference will be deducted.

        D. Dividends and distributions paid by a fund may be invested in shares of other funds that impose a CDSC and the applicable CDSC, if any, will be imposed upon redemption of such shares.


        Dividend ACH permits you to transfer electronically dividends or dividends and capital gain distributions, if any, from the Class A, B, C, R or T shares of a Fund to a designated bank account. Only an account maintained at a domestic financial institution which is an Automated Clearing House member may be so designated. Banks may charge a fee for this service.


        AUTOMATIC WITHDRAWAL PLAN. The Automatic Withdrawal Plan permits you to request withdrawal of a specified dollar amount (minimum of $50 for Class A, B, C, R or T shares) on either a monthly or quarterly basis if you have a $5,000 minimum account. Withdrawal payments are the proceeds from sales of Fund shares, not the yield on the shares. If withdrawal payments exceed reinvested dividends and distributions, your shares will be reduced and eventually may be depleted. Automatic Withdrawal may be terminated at any time by you, the Fund or the applicable Transfer Agent.

        No CDSC with respect to Class B shares will be imposed on withdrawals made under the Automatic Withdrawal Plan, provided that the amounts withdrawn under the plan do not exceed on an annual basis 12% of the account value at the time the shareholder elects to participate in the Automatic Withdrawal Plan. Withdrawals with respect to Class B shares under the Automatic Withdrawal Plan that exceed on an annual basis 12% of the value of the shareholder's account will be subject to a CDSC on the amounts exceeding 12% of the initial account value. Withdrawals of Class A and Class T shares subject to a CDSC and Class C shares under the Automatic Withdrawal Plan will be subject to any applicable CDSC. Purchases of additional Class A and Class T shares where the sales load is imposed concurrently with withdrawals of Class A and Class T shares generally are undesirable.

        Certain Retirement Plans, including Dreyfus-sponsored retirement plans, may permit certain participants to establish an automatic withdrawal plan from such Retirement Plans. Participants should consult their Retirement Plan sponsor and tax adviser for details. Such a withdrawal plan is different from the Automatic Withdrawal Plan.

        LETTER OF INTENT -- CLASS A AND CLASS T SHARES. By signing a Letter of Intent form, which can be obtained by calling 1-800-554-4611, you become eligible for the reduced sales load applicable to the total number of Eligible Fund shares purchased in a 13-month period pursuant to the terms and conditions set forth in the Letter of Intent. A minimum initial purchase of $5,000 is required. To compute the applicable sales load, the offering price of shares you hold (on the date of submission of the Letter of Intent) in any Eligible Fund that may be used toward "Right of Accumulation" benefits described above may be used as a credit toward completion of the Letter of Intent. However, the reduced sales load will be applied only to new purchases.

        DTI will hold in escrow 5% of the amount indicated in the Letter of Intent for payment of a higher sales load if you do not purchase the full amount indicated in the Letter of Intent. The escrow will be released when you fulfill the terms of the Letter of Intent by purchasing the specified amount. If your purchases qualify for a further sales load reduction, the sales load will be adjusted to reflect your total purchase at the end of 13 months. If total purchases are less than the amount specified, you will be requested to remit an amount equal to the difference between the sales load actually paid and the sales load applicable to the aggregate purchases actually made. If such remittance is not received within 20 days, DTI, as attorney-in-fact pursuant to the terms of the Letter of Intent, will redeem an appropriate number of Class A or Class T shares of the Fund, as applicable, held in escrow to realize the difference. Signing a Letter of Intent does not bind you to purchase, or a Fund to sell, the full amount indicated at the sales load in effect at the time of signing, but you must complete the intended purchase to obtain the reduced sales load. At the time you purchase Class A or Class T shares, you must indicate your intention to do so under a Letter of Intent. Purchases pursuant to a Letter of Intent will be made at the then-current net asset value plus the applicable sales load in effect at the time such Letter of Intent was executed.


        PAYROLL SAVINGS PLAN. Payroll Savings Plan permits you to purchase Class A, B, C, R or T shares (minimum $100 per transaction) automatically on a regular basis. Depending upon your employer's direct deposit program, you may have part or all of your paycheck transferred to your existing account electronically through the Automated Clearing House system at each pay period.

        CORPORATE PENSION/PROFIT-SHARING AND PERSONAL RETIREMENT PLANS. The Company makes available to corporations a variety of prototype pension and profit-sharing plans, including a 401(k) Salary Reduction Plan. In addition, the Company makes available Keogh Plans, IRAs (including regular IRAs, spousal IRAs for a non-working spouse, Roth IRAs, Education IRAs, SEP-IRAs and rollover IRAs) and 403(b)(7) Plans. Plan support services also are available.

        Investors who wish to purchase Class A, B, C, R or T shares in conjunction with a Keogh Plan, a 403(b)(7) Plan or an IRA, including a SEP-IRA, may request from Premier forms for adoption of such plans.

        The entity acting as custodian for Keogh Plans, 403(b)(7) Plans or IRAs may charge a fee, payment of which could require the liquidation of shares. All fees charged are described in the appropriate form.

        SHARES MAY BE PURCHASED IN CONNECTION WITH THESE PLANS ONLY BY DIRECT REMITTANCE TO THE ENTITY ACTING AS CUSTODIAN. PURCHASES FOR THESE PLANS MAY NOT BE MADE IN ADVANCE OF RECEIPT OF FUNDS.


        The minimum initial investment in Class A, B, C, R or T shares for corporate plans, Salary Reduction Plans, 403(b)(7) Plans, and SEP-IRAs with more than one participant is $1,000 with no minimum on subsequent purchases. The minimum initial investment for Founders-sponsored Keogh Plans, IRAs (including regular IRAs, spousal IRAs for a non-working spouse, Roth IRAs, SEP-IRAs and rollover IRAs) and 403(b)(7) Plans with only one participant is normally $750, with no minimum on subsequent purchases. The minimum initial investment for Education IRAs is $500, with no minimum on subsequent purchases.


        The investor should read the Prototype Retirement Plan and the Bank Custodial Agreement for further details on eligibility, service fees and tax implications, and should consult a tax adviser.

        CLASS F SHAREHOLDER SERVICES. The services provided to holders of Class F shares are described in detail in the Prospectus for Class F shares.

COMPANY POLICY REGARDING MARKET TIMING ACTIVITIES

        The Funds are intended to be long-term investment vehicles and are not designed to provide investors with a means of speculating on short-term market movements. A pattern of frequent purchases and exchanges can be disruptive to efficient portfolio management and, consequently, can be detrimental to a Fund's performance and its shareholders. Accordingly, if a Fund's management determines that an investor is following a market-timing strategy or is otherwise engaging in excessive trading, the Fund, with or without prior notice, may temporarily or permanently terminate the availability of Fund Exchanges, or reject in whole or part any purchase or exchange request, with respect to such investor's account. Such investors also may be barred from purchasing other Funds or other funds in the Dreyfus Family of Funds. Generally, an investor who makes more than four exchanges out of a Fund during any calendar year (or, in the case of Class F, during any 12-month period) or who makes exchanges that appear to coincide with a market-timing strategy may be deemed to be engaged in excessive trading. Accounts under common ownership or control will be considered as one account for purposes of determining a pattern of excessive trading. In addition, a Fund may refuse or restrict purchase or exchange requests for Fund shares by any person or group if, in the judgment of the Fund's management, the Fund would be unable to invest the money effectively in accordance with its investment objectives and policies or could otherwise be adversely affected or if the Fund receives or anticipates receiving simultaneous orders that may significantly affect the Fund (e.g., amounts equal to 1% or more of the Fund's total assets). If an exchange request is refused, the Fund will take no other action with respect to the Fund shares until it receives further instructions from the investor. A Fund may delay forwarding redemption proceeds for up to seven days if the investor redeeming shares is engaged in excessive trading or if the amount of the redemption request otherwise would be disruptive to efficient portfolio management or would adversely affect the Fund. The Funds' policy on excessive trading applies to investors who invest in a Fund directly or through financial intermediaries, but does not apply to the Auto-Exchange Privilege or to any automatic investment or withdrawal privilege described herein.

        During times of drastic economic or market conditions, the Fund may suspend Fund Exchanges temporarily without notice and treat exchange requests based on their separate components -- redemption orders with a simultaneous request to purchase the other fund's shares. In such a case, the redemption request would be processed at the Fund's next determined net asset value but the purchase order would be effective only at the net asset value next determined after the fund being purchased receives the proceeds of the redemption, which may result in the purchase being delayed.


--------------------------------------------------------------------------------
                                 OTHER SERVICES
--------------------------------------------------------------------------------

FUND ACCOUNTING AND ADMINISTRATIVE SERVICES AGREEMENT

        Founders performs administrative, accounting, and recordkeeping services for the Funds pursuant to an Amended and Restated Fund Accounting and Administrative Services Agreement that was initially approved on August 13, 1999 by a vote cast in person by all of the directors of the Company, including all of the directors who are not

"interested persons" of the Company or of Founders at a meeting called for such purpose, for an initial term ending May 31, 2000. The Agreement may be continued from year to year thereafter as long as each such continuance is specifically approved by the Board of Directors of the Company, including a majority of the directors who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting for the purpose of voting on such continuance. The Agreement may be terminated at any time without penalty by the Company upon ninety (90) days' written notice, or by Founders upon ninety (90) days' written notice, and terminates automatically in the event of its assignment unless the Company's Board of Directors approves such assignment.

        Pursuant to the Agreement, Founders maintains the portfolios, general ledgers, and financial statements of the Funds; accumulates data from the Funds' shareholder servicing and transfer agents, custodian, and manager and calculates daily the net asset value of each Class of the Funds; monitors the data and transactions of the custodian, transfer agents, shareholder servicing agent, and manager of the Funds; monitors compliance with tax and federal securities rules and regulations; provides reports and analyses of portfolio, transfer agent, shareholder servicing agent, and custodial operations, performance and costs; and reports on regulatory and other shareholder matters. The Funds pay a fee for this service which is computed at an annual rate of 0.06 percent of the daily net assets of the Funds from $0 to $500 million and at an annual rate of 0.02 percent of the daily net assets of the Funds in excess of $500 million, plus reasonable out-of-pocket expenses. During the fiscal years ended December 31, 1998, 1997 and 1996, the Company paid Fund accounting and administrative services fees of $1,213,611, $1,056,132, and $823,632, respectively.

SHAREHOLDER SERVICES AGREEMENT

        Pursuant to an Amended and Restated Shareholder Services Agreement, Founders performs certain telephone, retirement plan, quality control, personnel training, shareholder inquiry, shareholder account, and other shareholder-related and transfer agent services for the Class F shareholders of the Funds. The Agreement was approved on August 13, 1999 by a vote cast in person by all of the directors of the Company, including all of the directors who are not "interested persons" of the Company or Founders at a meeting called for such purpose, for an initial term ending May 31, 2000. The Agreement may be continued from year to year thereafter as long as such continuance is specifically approved by the Board of Directors of the Company, including a majority of the directors who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such continuance. The Agreement may be terminated at any time without penalty by the Company upon ninety (90) days' written notice to Founders or by Founders upon one hundred eighty (180) days' written notice to the Company, and terminates automatically in the event of an assignment unless the Company's Board of Directors approves such assignment. The Funds pay to Founders a prorated monthly fee for such services equal on an annual basis to $26 for each

Class F shareholder account of the Funds considered to be an open account at any time during the applicable month (the "shareholder servicing fee"). The fee provides for the payment not only for services rendered and facilities furnished by Founders pursuant to the Agreement, but also for services rendered and facilities furnished by IFTC and DST Systems, Inc. ("DST") in performing transfer agent services for Class F shareholders and in providing hardware and software system capabilities on behalf of the Funds. In addition to the per account fee, Founders, IFTC, and DST are reimbursed for all reasonable out-of-pocket expenses incurred in the performance of their respective services. During the fiscal years ended December 31, 1998, 1997 and 1996, the Company paid shareholder servicing fees of $3,147,345, $3,353,527, and $3,374,390, respectively.


--------------------------------------------------------------------------------
                              BROKERAGE ALLOCATION
--------------------------------------------------------------------------------

        It is the policy of the Company, in effecting transactions in portfolio securities, to seek the best execution of orders at the most favorable prices. The determination of what may constitute best execution in a securities transaction involves a number of judgmental considerations, including, without limitation, the overall direct net economic result to a Fund (involving both price paid or received and any commissions and other costs), the efficiency with which the transaction is effected, the ability to effect the transaction at all where a large block is involved, the availability of the broker to stand ready to execute possibly difficult transactions for the Fund in the future, and the financial strength and stability of the broker.

        Because selection of executing brokers is not based solely on net commissions, a Fund may pay an executing broker a commission higher than that which might have been charged by another broker for that transaction. While it is not practicable for the Company to solicit competitive bids for commissions on each portfolio transaction, consideration is regularly given to available information concerning the level of commissions charged in comparable transactions by various brokers. Transactions in over the counter securities are normally placed with principal market makers, except in circumstances where, in the opinion of Founders, better prices and execution are available elsewhere.

        Subject to the policy of seeking the best execution of orders at the most favorable prices, a Fund may execute transactions with brokerage firms that provide, along with brokerage services, research services and products, as defined in Section 28(e) of the Securities Exchange Act of 1934. Section 28(e) provides a "safe harbor" to investment managers who use commission dollars of their advised accounts to obtain investment research and brokerage services and products. These arrangements are often called soft dollar arrangements. Research and brokerage services and products that provide lawful and appropriate assistance to the manager in performing investment decision-making responsibilities fall within the safe harbor.

        The types of research services and products provided by brokerage firms to Founders include, without limitation:

       o research reports about issuers, industries, securities, economic factors and trends
       o  earnings information and estimates
       o  reports of issuer regulatory filings
       o  performance measurement systems
       o  stock quote systems
       o  trading systems
       o  trading measurement services
       o  data feeds from stock exchanges
       o  third party publications
       o  computer and electronic access equipment
       o  software programs

        These  services  and  products  permit  Founders to  supplement  its own
research  and  analysis  activities,   and  provide  it  with  information  from
individuals and research staffs of many securities firms.

        Some of the research products or services received by Founders may have both a research function and a non-research administrative function (a "mixed use"). If Founders determines that any research product or service has a mixed use, Founders will allocate in good faith the cost of such service or product accordingly. The portion of the product or service that Founders determines will assist it in the investment decision-making process may be paid for in soft dollars. The non-research portion is paid for by Founders in hard dollars. Any such allocation may create a conflict of interest for Founders.

        Certain clients of an affiliated entity in the Mellon organization are managed by Founders employees acting in a "dual employee" capacity. Founders effects trades for accounts managed by these dual employees. Because those clients may benefit from the research products and services Founders receives from brokers, commissions generated by those clients may be used to help pay for research products and services.

        Founders generally considers the amount and nature of research, execution and other services provided by brokerage firms, as well as the extent to which such services are relied on, and attempts to allocate a portion of the brokerage business of its clients on the basis of that consideration. Neither the research services nor the amount of brokerage given to a particular brokerage firm are made pursuant to any agreement or commitment with any of the selected firms that would bind Founders to compensate the selected brokerage firm for research provided. Founders endeavors to direct sufficient commissions to broker/dealers that have provided it with research to ensure continued receipt of research Founders believes is useful. Actual brokerage commissions received by a broker/dealer may be more or less than the suggested allocations.

        Founders may receive a benefit from the research services and products that is not passed on to a Fund in the form of a direct monetary benefit. Further, research services and products may be useful to Founders in providing investment advice to any of the Funds or clients it advises. Likewise, information made available to Founders from brokerage firms effecting securities transactions for a Fund or client may be utilized on behalf of another Fund or client. Thus, there may be no correlation between the amount of brokerage commissions generated by a particular Fund or client and the indirect benefits received by that Fund or client.

        As described in greater detail below, a significant proportion of the total commissions paid by the Funds for portfolio transactions during the year ended December 31, 1998 was paid to brokers that provided research services to Founders, and it is expected that, in the future, a substantial portion of each Fund's brokerage business will be placed with firms that provide such services.

        Subject to the policy of seeking the best execution of orders at the most favorable prices, sales of shares of the Funds may also be considered as a factor in the selection of brokerage firms to execute Fund portfolio transactions.

        A Fund and one or more of the other Funds or clients to which Founders serves as investment adviser may own the same securities from time to time. If purchases or sales of securities for a Fund and other Funds or clients arise for consideration at or about the same time, transactions in such securities will be made, insofar as feasible, for the respective Funds and clients in a manner deemed equitable to all by the investment adviser. To the extent that transactions on behalf of more than one client during the same period may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on the price and amount of the security being purchased or sold for the Fund. However, the ability of the Fund to participate in volume transactions may possibly produce better executions for the Fund in some cases.

        The staff of the Securities and Exchange Commission has been conducting an investigation concerning possible violations of the federal securities laws in connection with brokerage transactions Old Founders (Founders' predecessor) effected for certain private account clients during the period 1992 through mid-1995. No determination has been made as to whether any violations have occurred. Founders is currently engaged in discussions with the staff concerning the staff's recommendations to the Commission. Founders believes that this matter is not likely to have a material adverse effect on the Funds or on the ability of Founders to perform services for the Funds.

        Premier has been authorized by the directors of the 12b-1 Funds to apply dollars generated from each Fund's Rule 12b-1 distribution plan to pay to brokers and to other entities a fee for distribution, recordkeeping, accounting, and shareholder-related services provided to investors purchasing shares of a 12b-1 Fund through various sales and/or shareholder servicing programs. These fees are computed based on the average daily account balances of investments in each 12b-1 Fund made by the entity on behalf of its customers. The directors of the 12b-1 Funds have further authorized Founders to place a portion of the Funds' brokerage transactions with certain of these entities which are broker-dealers if Founders reasonably believes that the entity is able to provide the best execution of orders at the most favorable prices. Commissions earned by the entity from executing portfolio transactions on behalf of a specific 12b-1 Fund may be credited against the fee charged to that Fund, on a basis that has resulted from negotiations between Founders and the entity. Any 12b-1 fees that are not expended as a result of the application of any such credit will not be used either to pay or to reimburse Premier for other distribution expenses. These directed brokerage arrangements have no adverse effect either on the level of brokerage commissions paid by the Funds or on any Fund's expenses.

        In addition, registered broker-dealers, third-party administrators of tax-qualified retirement plans, and other entities that establish omnibus investor accounts in the Class F shares of the Funds may provide sub-transfer agency, recordkeeping, or similar services to participants in the omnibus accounts. These services reduce or eliminate the need for identical services to be provided on behalf of the participants by Founders, the Funds' shareholder servicing agent, and/or by IFTC, the Funds' transfer agent. In such instances, Founders is authorized to pay the entity a sub-transfer agency or recordkeeping fee based on the number of participants in the entity's omnibus account, from the shareholder servicing fees applicable to each participant's account that are paid to Founders by the Funds. If commissions are earned by a registered broker-dealer from executing portfolio transactions on behalf of a specific Fund, the commissions may be credited by the broker-dealer against the sub-transfer agency or recordkeeping fee payable with respect to that Fund, on a basis that will have been negotiated between the broker-dealer and Founders. In such instances, Founders will apply any such credits to the shareholder servicing fee that it receives from the applicable Fund. Thus, the Fund will pay a shareholder servicing fee to Founders, and Founders will pay a sub-transfer agency or recordkeeping fee to the broker-dealer only to the extent that the fee is not off-set by brokerage credits. In the event that the shareholder servicing fee paid by a Fund to Founders with respect to participants in omnibus Class F share accounts in that Fund exceeds the sub-transfer agent or recordkeeping fee applicable to that Fund, Founders may carry forward the excess and apply it to future sub-transfer agent or recordkeeping fees applicable to that Fund that are charged by the broker-dealer. Such a carry-forward may not go beyond a calendar year.

        Decisions relating to purchases and sales of securities for a Fund, selection of broker-dealers to execute transactions, and negotiation of commission rates are made by Founders, subject to the general supervision of the Board of Directors of the Company.

        For the fiscal years ended 1998, 1997 and 1996, respectively, total brokerage commissions paid by the Funds amounted to the following:

    Fund                         1998              1997               1996
    ---------------------  ---------------   ---------------   ----------------
    Balanced                  $3,728,558        $2,721,066           $943,355
    Discovery                   $289,154          $232,098           $444,760
    Growth                    $5,620,455        $4,504,003         $2,090,847
    Growth and Income         $2,843,698        $2,577,069         $2,186,810
    International Equity        $114,163          $115,405            $48,594
    Mid-Cap Growth              $856,067        $1,018,305         $1,669,994
    Passport                    $220,558          $603,752           $648,019
    Worldwide Growth            $927,388        $1,147,649         $1,031,931

        The differences in the amounts of brokerage commissions paid by the Funds during 1998 as compared to prior years are primarily attributable to changes in the size of the Funds and differences in portfolio turnover rates.

        During the fiscal year ended December 31, 1998, brokers providing research services received the following commissions on the following amounts of portfolio transactions in which the provision of research was a factor in the selection of the broker to execute the transaction:

                                                         Aggregate Amount of
    Fund                        Commissions Paid       Portfolio Transactions
    -----------------------    --------------------    ------------------------
    Balanced                          $1,190,221               $966,378,761
    Discovery                            $59,889                $21,176,625
    Growth                            $1,559,563             $1,312,835,483
    Growth and Income                   $894,968               $702,260,914
    International Equity                 $86,644                $35,688,288
    Mid-Cap Growth                      $333,360               $169,218,824
    Passport                            $194,587                $65,536,145
    Worldwide Growth                    $697,309               $317,852,745

        During the last three years no officer, director or affiliated person of the Company or Founders executed any portfolio transactions for a Fund, or received any commission arising out of such portfolio transactions.

        At December 31, 1998, certain of the funds held securities of their regular brokers or dealers as follows:

        Fund                   Broker                               Value
        --------------------   -----------------------------   -----------------
        Discovery              Prudential Funding Corp.           $10,991,291
        Passport               Prudential Funding Corp.            $3,697,657
        Money Market           Prudential Funding Corp.            $4,192,160


--------------------------------------------------------------------------------
                                  CAPITAL STOCK
--------------------------------------------------------------------------------

        The Company's capital stock, par value $0.01 per share, is divided into eleven series: Dreyfus Founders Balanced Fund, Dreyfus Founders Discovery Fund, Dreyfus Founders Focus Fund, Dreyfus Founders Government Securities Fund, Dreyfus Founders Growth Fund, Dreyfus Founders Growth and Income Fund, Dreyfus Founders International Equity Fund, Dreyfus Founders Mid-Cap Growth Fund, Dreyfus Founders Money Market Fund, Dreyfus Founders Passport Fund and Dreyfus Founders Worldwide Growth Fund. Each series other than the Government Securities and Money Market Funds is divided into multiple classes of shares: Class A, Class B, Class C, Class F, Class R and Class T. All shares of the Government Securities and Money Market Funds have been designated as Class F shares. The Board of Directors is authorized to create additional series or classes of shares, each with its own investment objectives and policies.

        As of December 28, 1999, no person owned of record or, to the knowledge of the Company, beneficially, more than 5% of the capital stock of any Fund then outstanding except:

                                             Fund                   Amount owned
                                             ---------------------- ------------
Charles Schwab & Co., Inc.,                  Balanced                   14.85%
101 Montgomery Street                        Discovery                  27.54%
San Francisco, CA  94104                     Government Securities       5.93%
(record owner)                               Growth                     12.67%
                                             Growth and Income           7.43%
                                             International Equity       19.75%
                                             Passport                   41.91%
                                             Mid-Cap Growth             19.53%
                                             Worldwide Growth           30.33%

National Financial Services Corp.            Growth                     10.60%
P.O. Box 3908                                International Equity        5.79%
Church Street Station                        Passport                   14.64%
New York, NY  10008                          Worldwide Growth           11.69%
(record owner)

National Investors Services Corp.            Passport                    6.86%
55 Water Street
New York, NY  10008
(record owner)

Donaldson, Lufkin & Jenrette Securities      Discovery                   8.44%
Corp.                                        International Equity        5.61%
P.O. Box 2052                                Passport                    5.15%
Jersey City, NJ  07303
(record owner)

Salomon Smith Barney Inc.                    Discovery                   7.18%
388 Greenwich Street
New York, NY  10013
(record owner)

Mac & Co.                                    Worldwide Growth            8.75%
(Mellon Retirement Services Plan)
Mutual Fund Operations
P.O. Box 3198
Pittsburgh, PA  15230
(record and beneficial owner)

The Variable Annuity Life Insurance          Growth                     26.30%*
Company (VALIC)
2929 Allen Parkway L7-01 Houston, TX 77019
(record and beneficial owner)

American Express Trust Company               Balanced                   19.66%
733 Marquette Avenue
Minneapolis, MN  55402
(record owner)

State of Michigan Plan 2                     Balanced                    7.06%
State Street Bank & Trust Company
200 Newport Avenue
Quincy, MA  02170
(record and beneficial owner)

Fidelity Investments Institutional           Balanced                    8.20%
Operations Company                           Growth                      7.35%
100 Magellan Way
Covington, KY  41015
(record owner)

Eugene H. Vaughan, Jr.                       Money Market                6.30%
6300 Texas Commerce Tower
Houston, TX  77002
(record and beneficial owner)

Cigna Retirement & Investment Serv.          Balanced                   18.07%
One Commercial Plaza                         Growth                      6.33%
280 Trumbull Street
Hartford, CT  06103
(record and beneficial owner)

Balsa & Co.                                  Government Securities       8.26%
P.O. Box 1768
New York, NY  10163
(record owner)

-------------------
* The Variable Annuity Life Insurance Company) is a life insurance company organized under the laws of the State of Texas. Fund shares are held by a separate account into which insurance contract values have been allocated, and are voted in accordance with the insurance contract owners' instructions. VALIC is a subsidiary of American General Corporation.

        Shares of each Class of each Fund are fully paid and nonassessable when issued. All shares of each Class of a Fund participate equally in dividends and other distributions by that Class, and participate in proportion to their relative net asset values in the residual assets of a Fund in the event of its liquidation. Shares of each Class of each Fund are redeemable as described herein under "Redemption of Shares" and under "About Your Investment" in the Prospectuses. Fractional shares have the same rights proportionately as full shares. The Company does not issue share certificates. Shares of the Company have no conversion, subscription or preemptive rights.

        Each full share of the Company has one vote and fractional shares have proportionate fractional votes. Shares of the Funds are generally voted in the aggregate except where separate voting by each Class and/or each Fund is required by law. The Company is not required to hold regular annual meetings of shareholders and does not intend to do so; however, the Board of Directors will call special meetings of shareholders if requested in writing generally by the holders of 10% or more of the outstanding shares of each Fund or as may be required by applicable law or the Company's Articles of Incorporation. Each Fund will assist shareholders in communicating with other shareholders as required by the 1940 Act. Directors may be removed by action of the holders of a majority or more of the outstanding shares of all of the Funds. Shares of the Company have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of directors can elect 100% of the directors if they choose to do so and, in such an event, the holders of the remaining less than 50% of the shares voting for the election of directors will not be able to elect any person or persons to the Board of Directors.

--------------------------------------------------------------------------------
                                PRICING OF SHARES
--------------------------------------------------------------------------------

        The Company calculates net asset value per share, and therefore effects sales, redemptions, and repurchases of its shares, once daily as of the close of the New York Stock Exchange (the "Exchange") on each day the Exchange is open for trading. The Exchange is not open for trading on the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

        FOREIGN SECURITIES. Since regular trading in most foreign securities markets is completed simultaneously with, or prior to, the close of regular trading on the Exchange, closing prices for foreign securities usually are available for purposes of computing each Fund's net asset value. However, in the event that the closing price of a foreign security is not available in time to calculate a Fund's net asset value on a particular day, the Company's Board of Directors has authorized the use of the market price for the security obtained from an approved pricing service at an established time during the day which may be prior to the close of regular trading in the security. If events occur that are known to Founders to have materially affected the value of foreign securities that are not reflected in the value obtained through regular procedures, the securities may be valued at fair market value as determined in good faith by the Board of Directors. All foreign currencies are converted into U.S. dollars by utilizing exchange rate closing quotations obtained from the London Stock Exchange.

        ALL FUNDS EXCEPT MONEY MARKET FUND. The net asset value per share of each Class of each Fund is calculated by dividing the value of all securities held by that Fund and its other assets (including dividends and interest accrued but not collected) attributable to that Class, less the Fund's liabilities (including accrued expenses) attributable to that Class, by the number of outstanding shares of that Class. Expenses and fees, including the advisory fees and fees pursuant to the Distribution Plans and Shareholder Services Plan, are accrued daily and taken into account for the purpose of determining the net asset value of each Class of each Fund's shares. Because of the differences in the operating expenses incurred by each Class of a Fund, the per share net asset value of each Class will differ.

        Securities traded on national securities exchanges and foreign markets are valued at their last sale prices on the exchanges or markets where such securities are primarily traded (except as described in the preceding paragraph). Securities traded in the over-the counter market (including those traded on the NASDAQ National Market System and the NASDAQ Small Cap Market), and listed securities for which no sales were reported on a particular date, are valued at their last current bid prices or, in the case of foreign securities, on the basis of the average of at least two market maker quotes and/or the PORTAL system. If market quotations are not readily available, securities will be valued at their fair values as determined in good faith by the Company's Board of Directors or pursuant to procedures approved by the Board of Directors. The above procedures may include the use of valuations furnished by pricing services, including services that employ a matrix to determine valuations for normal institutional-size trading units of debt securities. The Company's Board of Directors periodically reviews and approves the pricing services used to value the Funds' securities. Commercial paper with remaining maturities of sixty days or less at the time of purchase will be valued at amortized cost, absent unusual circumstances.

        MONEY MARKET FUND. The Board of Directors has adopted a policy that requires that the Fund use its best efforts, under normal circumstances, to maintain a constant net asset value of $1.00 per share using the amortized cost method. The amortized cost method involves valuing a security at its cost and thereafter accruing any discount or premium at a constant rate to maturity. By declaring these accruals to the Fund's shareholders in the daily dividend, the value of the Fund's assets, and thus its net asset value per share, generally will remain constant. No assurances can be provided that the Fund will be able to maintain a stable $1.00 per share net asset value. This method may result in periods during which the value of the Fund's securities, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the securities. During periods of declining interest rates, the daily yield on shares of the Fund computed as described above may tend to be higher than a like computation made by a similar fund with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio securities. Thus, if the use of amortized cost by the Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in the Fund would be able to obtain a somewhat higher yield than would result from investment in a similar fund utilizing market values, and existing investors in the Fund would receive less investment income. The converse would apply in a period of rising interest rates.

        In connection with its use of the amortized cost method, Money Market Fund must maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase only portfolio securities having remaining maturities of 397 calendar days or less, and invest only in securities, whether rated or unrated, determined by the Board of Directors to be of high quality with minimal credit risks. The Board of Directors also has established procedures designed to stabilize, to the extent reasonably possible, the Fund's net asset value per share, as computed for the purpose of sales and redemptions, at $1.00. Such procedures include review of the Fund's portfolio holdings by the Board of Directors at such intervals as it may deem appropriate to determine whether the Fund's net asset value calculated by using available market quotations deviates from $1.00 per share, and, if so, whether such deviation may result in material dilution or may otherwise be unfair to existing shareholders. In the event the Board of Directors determines that such a deviation exists, the Board will take such corrective action as it deems necessary and appropriate, which action might include selling portfolio securities prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends, or establishing a net asset value per share by using available market quotations.

        OPTIONS. When a Fund writes an option, an amount equal to the premium received is included in the Fund's Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written.

        When the Funds purchase a put or call option on a stock index, the premium paid is included in the asset section of the Fund's Statement of Assets and Liabilities and subsequently adjusted to the current market value of the option. Thus, if the current market value of the option exceeds the premium paid, the excess is unrealized appreciation and, conversely, if the premium exceeds the current market value, such excess is unrealized depreciation.


--------------------------------------------------------------------------------
                       DIVIDENDS, DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

        Each of the Funds intends to qualify annually as a regulated investment company. Generally, regulated investment companies are relieved of federal income tax on the net investment income and net capital gains that they earn and distribute to their shareholders. Unless an account is not subject to income taxes, shareholders must include all dividends and capital gains distributions in taxable income for federal, state and local income tax purposes.

        Distributions paid from a Fund's investment company taxable income (which includes, among other items, dividends, interest, and the excess of net short-term capital gains over net long-term capital losses) are taxable as ordinary income whether received in cash or additional shares. Distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss) designated by a Fund as capital gain dividends are taxable as long-term capital gain, regardless of the length of time the shareholder has held his Fund shares at the time of the distribution, whether received in cash or additional shares. Shareholders receiving distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share received equal to the net asset value of a share of that Fund on the reinvestment date.

        Any loss realized by a shareholder upon the disposition of shares held for six months or less from the date of his or her purchase will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain during such six-month period. Further, a loss realized on a disposition will be disallowed to the extent the shares disposed of are replaced (whether by reinvestment of distributions or otherwise) within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.

        A  portion  of  a  Fund's   dividends  may  qualify  for  the  corporate
dividends-received deduction; however, the revised alternative minimum tax applicable to corporations may reduce the value of the dividends-received deduction.

        All dividends and distributions are regarded as taxable to the investor, whether or not such dividends and distributions are reinvested in additional shares. If the net asset value of Fund shares should be reduced below a shareholder's cost as a result of a distribution of such realized capital gains, such distribution would be taxable to the shareholder although a portion would be, in effect, a return of invested capital. The net asset value of each Fund's shares reflects accrued net investment income and undistributed realized capital gains; therefore, when a distribution is made, the net asset value is reduced by the amount of the distribution. Distributions generally are taxable in the year in which they are received, regardless of whether received in cash or reinvested in additional shares. However, dividends declared in October, November, or December of a calendar year to shareholders of record on a date in such a month and paid by a Fund during January of the following calendar year will be taxable as though received by shareholders on December 31 of the calendar year in which the dividends were declared.

        While the Funds intend to make distributions at the times set forth in the Prospectuses, those times may be changed at each Fund's discretion. The Funds intend to distribute substantially all investment company taxable income and net realized capital gains. Through such distributions, and by meeting certain other requirements, each Fund intends to continue to qualify for the tax treatment accorded to regulated investment companies under Subchapter M of the Internal Revenue Code (the "Code"). In each year in which a Fund so qualifies, it will not be subject to federal income tax upon the amounts so distributed to investors. The Code contains a number of complex tests to determine whether a Fund will so qualify, and a Fund might not meet those tests in a particular year. If it did not so qualify, the Fund would be treated for tax purposes as an ordinary corporation and receive no tax deduction for payments made to shareholders. Qualification as a regulated investment company does not involve supervision by any governmental authority either of the Company's management or of the Funds' investment policies and practices.

        Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To prevent application of the excise tax, the Funds intend to continue to make distributions in accordance with this requirement. However, the Company's Board of Directors and Founders could determine in a particular year that it would be in the best interests of shareholders for a Fund not to make such distributions at the required levels and to pay the excise tax on the undistributed amounts. That would reduce the amount of income or capital gains available for distribution to shareholders.

        Certain options and forward contracts in which the Funds may invest are "section 1256 contracts." Gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses; however, foreign currency gains or losses (as discussed below) arising from certain section 1256 contracts may be treated as ordinary income or loss. Also, section 1256 contracts held by the Funds at the end of each taxable year (and, with some exceptions, for purposes of the 4% excise tax, on October 31 of each year) are "marked-to-market," with the result that unrealized gains or losses are treated as though they were realized.

        Generally, the hedging transactions undertaken by the Funds may result in "straddles" for federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by the Funds. In addition, losses realized by the Funds on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences to the Funds of hedging transactions are not entirely clear. The hedging transactions may increase the amount of short-term capital gain realized by the Funds, which is taxed as ordinary income when distributed to shareholders.

        The Funds may make one or more of the elections available under the Code that are applicable to straddles. If any of the elections are made, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

        Because application of the straddle rules may affect the character of gains or losses by deferring losses and/or accelerating the recognition of gains from the affected straddle positions, the amount that must be distributed to shareholders and that will be taxed to shareholders as ordinary income or long-term capital gain may be increased or decreased as compared to a fund that did not engage in such hedging transactions.

        Requirements related to the Funds' status as regulated investment companies may limit the extent to which any particular Fund will be able to engage in transactions in options and forward contracts.

        The Funds intend to accrue dividend income for Federal income tax purposes in accordance with Code rules applicable to regulated investment companies. In some cases, these rules may have the effect of accelerating (in comparison to other recipients of the dividend) the time at which the dividend is taken into account by a Fund as income.

        Gains or losses attributable to fluctuations in foreign currency exchange rates that occur between the time a Fund accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time a Fund actually collects such receivables or pays such liabilities are treated as ordinary income or ordinary loss. Similarly, on disposition  of  debt  securities  denominated  in a  foreign  currency  and  on disposition of certain options and forward contracts, gains or losses attributable to fluctuations in the value of the foreign currency between the date of acquisition of the position and the date of disposition also are treated as ordinary gain or loss. These gains and losses, referred to under the Code as "section 988" gains or losses, may increase or decrease the amount of a Fund's investment company taxable income available to be distributed to its shareholders as ordinary income, rather than increasing or decreasing the amount of the Fund's net capital gain. If section 988 losses exceed other investment company taxable income during a taxable year, a Fund generally would not be able to make any ordinary income dividend distributions. Such distributions made before the losses were realized generally would be recharacterized as a return of capital to shareholders, rather than as an ordinary dividend, reducing each shareholder's basis in his or her Fund shares.

        A Fund may be required to withhold federal income tax at the rate of 31% of all taxable distributions and gross proceeds from the disposition of Fund shares payable to shareholders who fail to provide the Fund with their correct taxpayer identification numbers or to make required certifications, or where a Fund or a shareholder has been notified by the Internal Revenue Service (the "IRS") that a shareholder is subject to backup withholding. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's federal income tax liability.

        Income received by a Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. It is impossible to determine in advance the amount of foreign taxes that will be imposed on a Fund. If more than 50% of the value of a Fund's total assets at the close of any taxable year consists of securities of foreign corporations, the Fund will be eligible to, and may, file an election with the IRS that will enable its shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign and U.S. possessions' income taxes paid by it. The Fund will report to its shareholders shortly after each taxable year their respective shares of the Fund's income from sources within, and taxes paid to, foreign countries and U.S. possessions if it makes this election.

        Certain Funds may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is a foreign corporation that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, a Fund will be subject to federal income tax on a portion of any "excess distribution" received on the stock of a PFIC or of any gain on disposition of the stock (collectively "PFIC income"), plus interest thereon, even if the Fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Fund's investment company taxable income and, accordingly, will not be taxable to it to the extent that income is distributed to its shareholders.

        Money Market Fund will declare a dividend of its investment company taxable income on a daily basis, and shareholders of record begin receiving dividends no later than the next day following the day when the purchase is effected. The dividend declared at 4:00 p.m. Eastern time will be deducted immediately before the net asset value calculation is made. Shareholders will receive dividends in additional shares, unless they elect to receive cash by notifying the Transfer Agent in writing. Dividends will be reinvested monthly on the last business day of each month at the per share net asset value on that date. If cash payment is requested, checks will be mailed as soon as possible after the end of the month. If a shareholder redeems his entire account, all dividends declared to the effective date of redemption will be paid at that time. Shareholders will receive quarterly statements of account activity, including information on dividends paid or reinvested. Shareholders also will receive confirmations after each transaction, except as stated in the applicable Prospectus. Tax information will be provided annually.

        Money Market Fund's net income consists of all interest income accrued (including accrued discount earned and premium amortized), plus or minus all short-term realized gains and losses on portfolio assets, less accrued expenses. The amount of the daily dividend will fluctuate. To the extent necessary to attempt to maintain a net asset value of $1.00 per share, the Board of Directors may consider the advisability of temporarily reducing or suspending payment of daily dividends.

        Founders may provide the Funds' Class F shareholders with information concerning the average cost basis of their shares to assist them in preparing their tax returns. This information is intended as a convenience to the Funds' Class F shareholders and will not be reported to the IRS. The IRS permits the use of several methods in determining the cost basis of mutual fund shares. Cost basis information provided by Founders will be computed using the single-category average cost method, although neither Founders nor the Company recommends any particular method of determining cost basis. Other methods may result in different tax consequences. If a Fund's shareholder has reported gains or losses from investments in the Fund in past years, the shareholder must continue to use the method previously used, unless the shareholder applies to the IRS for permission to change methods.

        The treatment of any ordinary dividends and capital gains distributions to shareholders from a Fund under the various state and local income tax laws may not parallel that under federal law. In addition, distributions from a Fund may be subject to additional state, local, and foreign taxes, depending upon each shareholder's particular situation. Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund.


--------------------------------------------------------------------------------
                        YIELD AND PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

        The Company may, from time to time, include the yield or total return of the Funds in advertisements or reports to shareholders or prospective investors. Quotations of yield for the Government Securities and Balanced Funds will be based on all investment income per share earned during a particular 30-day period (including dividends and interest), less expenses accrued during the period ("net investment income"), and are computed by dividing net investment income by the maximum offering price per share on the last day of the period, according to the following formula:

        YIELD = 2[(1 + A-B)^6 - 1]
                       ---
                        cd

where   a =  dividends and interest earned during the period,

        b =  expenses accrued for the period (net of  reimbursements),

        c = the average daily number of shares outstanding during the period that were entitled to receive dividends, and

        d =  the maximum offering price per share on the last day of the period.

        The yields of the Balanced and Government Securities Funds for the 30 days ended June 30, 1999 were 6.35% and 5.20%, respectively.

        For the seven day period ended June 30, 1999, the Money Market Fund's yield was 4.07% and effective yield was 4.16%. The Money Market Fund's yield is computed in accordance with a standardized method which involves determining the net change in the value of a hypothetical pre-existing Fund account having a balance of one share at the beginning of a seven day calendar period for which yield is to be quoted, dividing the net change by the value of the account at the beginning of the period to obtain the base period return, and annualizing the results (i.e., multiplying the base period return by 365/7). The net change in the value of the account reflects the value of additional shares purchased with dividends declared on the original share and any such additional shares and fees that may be charged to shareholder accounts, in proportion to the length of the base period and the Fund's average account size, but does not include realized gains and losses or unrealized appreciation and depreciation. Effective yield is computed by adding 1 to the base period return, calculated as described above, raising that sum to a power equal to 365/7, and subtracting 1 from the result, according to the following formula:

        EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1)^365/7] -1

        Quotations of average annual total return for each Fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund over periods of 1, 5, and 10 years (up to the life of the Fund). These are the annual total rates of return that would equate the initial amount invested to the ending redeemable value. These rates of return are calculated pursuant to the following formula: P (1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). All total return figures reflect the deduction of a proportional share of Fund expenses on an annual basis, and assume that all dividends and distributions are reinvested when paid. A Class's average annual total return figures calculated in accordance with this formula assume that in the case of Class A or Class T, the maximum sales load has been deducted from the hypothetical initial investment at the time of purchase or, in the case of Class B or Class C, the maximum applicable CDSC has been paid upon redemption at the end of the period.

        Prior to December 31, 1999, the Company offered a single Class of shares of each Fund without a separate designation. The average annual total returns of each Fund's single Class of shares, which were redesignated as Class F shares on December 31, 1999, for the 1, 5, and 10 year (or Life of Fund) periods ended June 30, 1999 were:

                                                                  10 year or
     Fund                       1 year            5 year         Life of Fund
     -----------------------  ------------    --------------    --------------
     Balanced                      5.26%          15.53%            12.77%
     Discovery                    33.39%          23.21%            19.81%*
     Government Securities         2.19%           5.31%             5.67%
     Growth                       16.16%          26.49%            18.71%
     Growth and Income             6.68%          19.39%            14.56%
     International Equity          2.81%          17.01%***        n/a
     Mid-Cap Growth               -4.31%          14.60%            13.65%
     Money Market                  5.06%           4.60%             4.60%
     Passport                      0.02%          12.73%            10.60%**
     Worldwide Growth              0.76%          13.06%            13.28%*

     *    From inception on 12/31/89 to 06/30/99.
     **   From inception on 11/16/93 to 06/30/99.
     ***  From inception on 12/29/95 to 06/30/99.

        No performance information is provided for Class A, Class B, Class C, Class R and Class T shares since they were not offered as of June 30, 1999.

        Performance information for a Fund may be compared in reports and promotional literature to: (i) the Standard & Poor's 500 Stock Index ("S & P 500"), Dow Jones Industrial Average ("DJIA"), or other unmanaged indices so that investors may compare a Fund's results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general; (ii) other groups of mutual funds tracked by independent research firms that rank mutual funds by overall performance, investment objectives and assets, or tracked by other services, companies, publications, or persons, that rank mutual funds on overall performance or other criteria, such as Lipper Analytical Services, Money, Morningstar, Kiplinger's Personal Finance, CDA Weisenberger, Financial World, Wall Street Journal, U.S. News, Barron's, USA Today, Business Week, Investor's Business Daily, Fortune, Mutual Funds Magazine and Forbes; and (iii) the Consumer Price Index (a measure for inflation), to assess the real rate of return from an investment in the Funds. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

        Other unmanaged indices that may be used by the Funds in providing comparison data of performance and shareholder service include Lehman Brothers, National Association of Securities Dealers Automated Quotations, Frank Russell Company, Value Line Investment Survey, American Stock Exchange, Morgan Stanley Capital International, Wilshire Associates, Financial Times - Stock Exchange, New York Stock Exchange, the Nikkei Stock Average, and the Deutscher Aktienindex.

        Performance information for any Fund reflects only the performance of a hypothetical investment in the Fund during the particular time period on which the calculations are based. Performance information should be considered in light of the Fund's investment objectives and policies, characteristics and quality of the portfolios and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

        In conjunction with performance reports, comparative data between the Funds' performance for a given period and other types of investment vehicles, including certificates of deposit, may be provided to prospective investors and shareholders.

        Rankings, ratings, and comparisons of investment performance and/or assessments of the quality of shareholder service made by independent sources may be used in advertisements, sales literature or shareholder reports, including reprints of, or selections from, editorials or articles about the Funds. Sources of Fund performance information and articles about the Funds include, but are not limited to, the following:

        American Association of Individual Investors' Journal
        Banxquote
        Barron's
        Business Week
        CDA Investment Technologies

        CNBC
        CNN
        Consumer Digest
        Fabian Investor Resource
        Financial Times
        Financial World
        Forbes
        Fortune
        Ibbotson Associates, Inc.
        Individual Investor
        Institutional Investor
        Investment Company Data, Inc.
        Investor's Business Daily
        Kiplinger's Personal Finance
        Lipper Analytical Services, Inc.'s Mutual Fund Performance Analysis Louis Rukeyser's Mutual Funds
        Money
        Morningstar
        Mutual Fund Forecaster
        Mutual Funds Magazine
        No-Load Analyst
        No-Load Fund X
        Personal Investor
        Smart Money
        The New York Times
        The No-Load Fund Investor
        U.S. News and World Report
        United Mutual Fund Selector
        USA Today
        Wall Street Journal
        Weisenberger Investment Companies Service
        Working Woman
        Worth

        From time to time, advertising materials for the Funds may include biographical information relating to their portfolio managers and may refer to, or include commentary by, the portfolio managers relating to investment strategy, asset growth, current or past business, political, economic, or financial conditions and other matters of general interest to investors. Materials also may discuss or portray the principles of dollar-cost-averaging.

--------------------------------------------------------------------------------
                             ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

CODE OF ETHICS

        The Company and Founders have adopted a strict code of ethics that limits directors, officers, investment personnel and other Founders employees in investing in securities for their own accounts. The code of ethics complies in all material respects with the recommendations set forth in the Report of the Advisory Group on Personal Investing of the Investment Company Institute. With certain exceptions, the code of ethics requires pre-clearance of personal securities transactions and imposes restrictions and reporting requirements upon such transactions. The code of ethics provides an exemption from the pre-approval requirement for "de minimis" transactions. In order to qualify as a de minimis transaction, the purchase or sale must meet two tests: (1) the security must be issued by a company with a market capitalization of at least $1 billion and an average daily trading volume of at least 100,000 shares; and (2) the transaction must involve no more than 100 shares or $5,000, whichever is greater. In addition, the employee cannot rely on this exemption for a particular security if the employee is involved in buying or selling the same security for a Fund or other client of Founders. An employee must complete and submit a notification form prior to effecting a de minimis transaction. The Company and Founders carefully monitor compliance with the code of ethics by their respective personnel.

        Violations or apparent violations of the code of ethics by an officer, director or employee of the Company are reported to the president of the Company or to the Company's legal counsel, and thereafter to the Company's Board of Directors. The Company's Board of Directors determines whether a violation of the code of ethics has occurred and, if so, the sanctions, if any, deemed appropriate.

        Violations or apparent violations of the code of ethics by an officer, director or employee of Founders who is not also an officer, director or employee of the Company are reported to the president of Founders, Founders' Legal Department or to Founders' legal counsel. Founders' president, in conjunction with the Legal Department, shall determine whether a violation has occurred and, if so, will impose such sanctions, if any, as he or she may deem appropriate. These determinations are reviewed by the Company's Board of Directors.

        Sanctions may include verbal or written warnings, a letter of censure, suspension, termination of employment, disgorgement of profits from improper transactions, or other sanctions. The code of ethics requires maintenance of the highest standards of integrity and conduct. In engaging in personal business activities, personnel of the Company and of Founders must act in the best interests of the

Company and its shareholders. The Company's shareholders may obtain a copy of the code of ethics without charge by calling Founders at 1-800-525-2440.

INDEPENDENT ACCOUNTANTS

        PricewaterhouseCoopers LLP, 950 17th Street, Denver, Colorado, acts as independent accountants for the Company. The independent accountants are responsible for auditing the financial statements of each Fund and meeting with the Audit Committee of the Board of Directors.

REGISTRATION STATEMENT

        A Registration Statement (Form N-1A) under the 1933 Act has been filed with the Securities and Exchange Commission, Washington, D.C., with respect to the securities to which this Statement of Additional Information relates. If further information is desired with respect to the Company or such securities, reference should be made to the Registration Statement and the exhibits filed as a part thereof.

APPENDIX

RATINGS OF CORPORATE BONDS

        An NRSRO is a nationally recognized statistical rating organization. The Division of Market Regulation of the Securities and Exchange Commission currently recognizes six NRSROs: Duff & Phelps, Inc. ("D&P"), Fitch Investors Services, Inc. ("Fitch"), Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Services ("S&P"), Thompson Bankwatch, Inc. ("TBW"), and IBCA Limited and its affiliate, IBCA Inc. ("IBCA").

        Guidelines for Moody's and S&P ratings are described below. For D&P, ratings correspond exactly to S&P's format from AAA through B-. For Fitch, ratings correspond exactly to S&P's format from AAA through CCC-. For both TBW and IBCA, ratings correspond exactly to S&P's format in all ratings categories. Because the Funds cannot purchase securities rated below B, ratings from D&P, Fitch, TBW, and IBCA can be compared directly to the S&P ratings scale to determine the suitability of a particular investment for a given Fund. For corporate bonds, a security must be rated in the appropriate category by one or more of these six agencies to be considered a suitable investment.

        The four highest ratings of Moody's and S&P for corporate bonds are Aaa, Aa, A and Baa and AAA, AA, A and BBB, respectively.

MOODY'S. The characteristics of these debt obligations rated by Moody's are generally as follows:

        Aaa -- Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

        Aa -- Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities. Moody's applies the numerical modifiers 1, 2 and 3 to the Aa rating classification. The modifier 1 indicates a ranking for the security in the higher end of this rating category; the modifier 2 indicates a mid- range ranking; and the modifier 3 indicates a ranking in the lower end of this rating category.

        A -- Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

        Baa -- Bonds that are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

        Ba -- Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

        B -- Bonds  that  are  rated B  generally  lack  characteristics  of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

STANDARD & POOR'S. The characteristics of these debt obligations rated by S&P are generally as follows:

        AAA -- This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

        AA -- Bonds rated AA also qualify as high quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

        A -- Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

        BBB -- Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.

        BB -- Bonds rated BB have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

        B -- Bonds rated B have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, and economic conditions will likely impair capacity or willingness to pay interest and repay principal.


RATINGS OF COMMERCIAL PAPER

        The SEC recognizes the same six nationally recognized statistical rating organizations (NRSROs) for commercial paper that it does for corporate bonds:
D&P, Fitch, Moody's, S&P, TBW, and IBCA. The ratings that would constitute the highest short-term rating category are Duff 1 (D&P), F-1 (Fitch), P-1 (Moody's), A-1 or A-1+ (S&P), TBW-1 (TBW), and A1 (IBCA).

        Description of Moody's commercial paper ratings. Among the factors considered by Moody's in assigning commercial paper ratings are the following:
(1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of the risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. Relative differences in strength and weakness in respect to these criteria would establish a rating of one of three classifications; P-1 (Highest Quality), P-2 (Higher Quality) or P-3 (High Quality).

        Description of S&P's commercial paper ratings. An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest.
The "A" categories are as follows:

        A -- Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2, and 3 to indicate the relative degree of safety.

        A-1 -- This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong.

        A-2 -- Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.

        A-3 -- Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.


RATINGS OF PREFERRED STOCK

MOODY'S. The characteristics of these securities rated by Moody's are generally as follows:

        "aaa" -- An issue that is rated "aaa" is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

        "aa" -- An issue that is rated "aa" is considered a high-grade preferred stock. This rating indicates that there is a reasonable assurance that earnings and asset protection will remain relatively well maintained in the foreseeable future.

        "a" -- An issue that is rated "a" is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the "aaa" and "aa" classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

        "baa" -- An issue that is rated "baa" is considered to be a medium-grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

        "ba" -- An issue that is rated "ba" is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

        "b" -- An issue that is rated "b" generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

        NOTE: Moody's applies numerical modifiers 1, 2 and 3 in each rating classification: the modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

STANDARD & POOR'S. The characteristics of these securities rated by S&P are generally as follows:

        AAA -- This is the highest rating that may be assigned by S&P to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

        AA -- A preferred stock issue rated AA also qualifies as a high-quality fixed-income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated AAA.

        A -- An issue rated A is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

        BBB -- An issue rated BBB is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the A category.

        BB, B -- Preferred stocks rated BB and B are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay preferred stock obligations. BB indicates the lowest degree of speculation and B a higher degree of speculation. While such issues will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

        PLUS (+) OR MINUS (-): To provide more detailed indications of preferred stock quality, the ratings from AA to B may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                            PART C: OTHER INFORMATION

ITEM 23.   EXHIBITS

     (a) (1) Articles of Incorporation of Founders Funds, Inc., dated June 19, 1987.1

         (2) Articles Supplementary to the Articles of Incorporation, filed November 25, 1987.1

         (3) Articles Supplementary to the Articles of Incorporation, filed February 25, 1988.1

         (4) Articles Supplementary to the Articles of Incorporation, filed December 12, 1989.1

         (5) Articles Supplementary to the Articles of Incorporation, filed May 3, 1990.1

         (6) Articles Supplementary to the Articles of Incorporation, filed September 22, 1993.1

         (7) Articles Supplementary to the Articles of Incorporation, filed December 27, 1995.1

         (8) Articles Supplementary to the Articles of Incorporation, filed May 20,1996.2

         (9) Articles Supplementary to the Articles of Incorporation, filed October 21, 1996.2

         (10) Articles Supplementary to the Articles of Incorporation, filed April 9, 1997.3


         (11) Articles of Amendment to Articles of Incorporation, filed April 22, 1999.5

         (12) Articles Supplementary to Articles of Incorporation, filed October 25, 1999.

         (13) Articles Supplementary to Articles of Incorporation, filed December 29, 1999.

         (14) Articles of Amendment to Articles of Incorporation, filed December 29, 1999.

     (b)        By-Laws of Founders Funds, Inc.,
                as amended November 18, 1997.4

     (c)        Not applicable.

     (d) (1) Investment Advisory Agreement between Founders Funds, Inc. and Founders Asset Management LLC, dated April 1, 1998.4


         (2) Form of Amended and Restated Appendix 1 to Founders Funds, Inc. Investment Advisory Agreement, dated December 31, 1999.5

     (e) (1) Form of Amended and Restated Underwriting Agreement between Founders Funds, Inc. and Premier Mutual Fund Services, Inc., dated December 31, 1999.5


         (2)    Form of Distribution and Shareholder Support
                Agreement for Founders Funds, Inc.4

         (3) Form of Distribution and Shareholder Support Agreement for Founders Funds, Inc. (For use with Recordkeeping and Other Services Agreements).4


         (4)    Form of Broker-Dealer Agreement for Dreyfus
                Founders Funds, Inc.5

         (5) Form of Bank Affiliated Broker-Dealer Agreement for Dreyfus Founders Funds, Inc.5

         (6)    Form of Bank Agreement for Dreyfus Founders
                Funds, Inc.5


     (f)        Not applicable.

     (g) (1)    Custody Agreement between Investors Fiduciary
                Trust Company and Founders Funds, Inc., dated
                January 3, 1994.2

         (2)    Proposed Fee Schedule effective August 1996.2


     (h) (1) Form of Amended and Restated Shareholder Services Agreement between Dreyfus Founders Funds, Inc. and Founders Asset Management LLC, dated December 31,1999.5

         (2) Form of Amended and Restated Fund Accounting and Administrative Services Agreement between
                Dreyfus Founders Funds, Inc. and Founders Asset
                Management LLC, dated December 31,1999.5

         (3)    Shareholder Services Plan, dated December 31, 1999.5


     (i)        Opinion and consent of Moye, Giles, O'Keefe,
                Vermeire & Gorrell. 5

     (j)        Consent of Independent Accountants.

     (k)        Not applicable.

     (l)        Not applicable.


     (m) (1)    Amended and Restated Dreyfus Founders Funds, Inc.
                Rule 12b-1 Distribution Plan (For Class F Shares Only), dated December 31, 1999.5

         (2) Dreyfus Founders Funds, Inc. Distribution Plan for Classes B, C And T, dated December 31, 1999.5


     (n) Dreyfus Founders Funds, Inc. Rule 18f-3 Plan, dated December 31, 1999.


     (o)        Code of Ethics for Founders Funds, Inc. and
                Founders Asset Management LLC, as amended
                December 11, 1999, to be effective January 1,
                2000.


--------------
   1 Filed previously on EDGAR with Post-Effective Amendment No. 60 to the Registration Statement on April 29, 1996 and incorporated herein by reference.

   2 Filed previously on EDGAR with Post-Effective Amendment No. 62 to the Registration Statement on February 24, 1997 and incorporated herein by reference.

   3 Filed previously on EDGAR with Post-Effective Amendment No. 63 to the Registration Statement on February 27, 1998 and incorporated herein by reference.

   4 Filed previously on EDGAR with Post-Effective Amendment No. 64 to the Registration Statement on February 22, 1999 and incorporated herein by reference.


   5 Filed previously on EDGAR with Post-Effective Amendment No. 65 to the Registration Statement on October 7, 1999 and incorporated herein by reference.


ITEM 24.   PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT

      Registrant knows of no person or group of persons directly or indirectly controlled by or under common control with the Registrant within the meaning of this item.

ITEM 25.   INDEMNIFICATION

      Indemnification provisions for officers, directors, employees, and agents of the Registrant are set forth in Article XII of the Bylaws of the Registrant, which Bylaws were filed on EDGAR as Exhibit 2 to the Registrant's Post-Effective Amendment No. 63. Section 12.01 of Article XII of the Bylaws provides that the Registrant shall indemnify each person who is or was a director, officer, employee or agent of the Registrant against expenses, judgments, fines and amounts paid in settlement to the full extent permitted by Section 2-418 of the General Corporation Law of Maryland or any other applicable law. However, notwithstanding any provisions in Article XII to the contrary, no officer, director, employee, and/or agent of the Registrant shall be indemnified by the Registrant in violation of sections 17(h) and (i) of the Investment Company Act of 1940, as amended.

      Pursuant to the Underwriting Agreement between the Registrant and Premier Mutual Fund Services, Inc. ("Premier"), with certain exceptions, the
      Registrant has agreed to indemnify Premier against any liabilities and expenses arising out of any omissions of material facts or untrue statements made by the Registrant in its prospectus or registration statement.

ITEM 26.   BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

      The management board of Founders Asset Management LLC ("Founders"), investment adviser to the Registrant, consists of:

NAME                   OTHER BUSINESSES           POSITION HELD       DATES
----                   ----------------           -------------       -----
CHRISTOPHER M. CONDRON Franklin Portfolio         Director            01/97 - Present
Chairman               Associates, LLC1

                       TBCAM Holdings, Inc.1      Director            10/97 - Present
                                                  President           10/97 - 06/98
                                                  Chairman            10/97 - 06/98


                       The Boston Company Asset   Director            01/98 - Present
                       Management, LLC1           President           01/98 - 06/98
                                                  Chairman            01/98 - 06/98

                       The Boston Company Asset   President           09/95 - 01/98
                       Management, Inc.1          Chairman            04/95 - 01/98

                       Franklin Portfolio         Director            01/97 - Present
                       Holdings, Inc.1

                       Certus Asset Advisors      Director            06/95 - Present
                       Corp.2

                       Mellon Capital Management  Director            05/95 - Present
                       Corporation3

                       Mellon Bond Associates,    Executive           01/98 - Present
                       LLP4                       Committee Member

                       Mellon Bond Associates4    Trustee             05/95 - 01/98

                       Mellon Equity Associates,  Executive           01/98 - Present
                       LLP4                       Committee Member

                       Mellon Equity Associates4  Trustee             05/95 - 01/98

                       Boston Safe Advisors,      President           05/95 - Present
                       Inc.1                      Director            05/95 - Present

                       Mellon Bank, N.A.4         Director            01/99 - Present
                                                  Chief Operating
                                                  Officer             03/98 - Present
                                                  President           03/98 - Present
                                                  Vice Chairman       11/94 - 03/98


                       Mellon Financial           Chief Operating     01/99 - Present
                       Corporation4               Officer
                                                  President           01/99 - Present
                                                  Director            01/98 - Present
                                                  Vice Chairman       11/94 - 01/99


                       The Boston Company, Inc.1  Vice Chairman       01/94 - Present
                                                  Director            05/93 - Present

                       Laurel Capital Advisors,   Executive           01/98 - 08/98
                       LLP4                       Committee Member

                       Laurel Capital Advisors4   Trustee             10/93 - 01/98

                       Boston Safe Deposit and    Director            05/93 - Present
                       Trust Company1

                       The Boston Company         President           06/89 - Present
                       Financial Strategies,      Director            06/89 - Present
                       Inc.1

                       The Dreyfus Corporation5   Chairman            01/99 - Present
                                                  Chief Executive     08/96 - Present
                                                  Officer
                                                  Chief Operating     11/95 - 01/99
                                                  Officer
                                                  President           11/95 - 01/99
                                                  Director            11/95 - Present

STEPHEN E. CANTER      Dreyfus Investment         Chairman of the     01/97 - Present
                       Advisors, Inc. 5           Board
                                                  Director            05/95 - Present
                                                  President           05/95 - Present

                       Newton Management Limited  Director            02/99 - Present
                       London, England

                       Mellon Bond Associates,    Executive           01/99 - Present
                       LLP4                       Committee Member

                       Mellon Equity Associates,  Executive           01/99 - Present
                       LLP4                       Committee Member

                       Franklin Portfolio         Director            02/99 - Present
                       Associates, LLC1

                       Franklin Portfolio         Director            02/99 - Present
                       Holdings, Inc.1

                       The Boston Company Asset   Director            02/99 - Present
                       Management, LLC1

                       TBCAM Holdings, Inc. 1     Director            02/99 - Present

                       Mellon Capital Management  Director            01/99 - Present
                       Corporation3

                       The Dreyfus Trust Company  Director            06/95 - Present
                                                  Chairman            01/99 - Present
                                                  President           01/99 - Present
                                                  Chief Executive     01/99 - Present
                                                  Officer

                       Founders Asset Management  Acting Chief        07/98 - 12/98
                       LLC8                       Executive Officer

                       The Dreyfus Corporation5   President           01/99 - Present
                                                  Chief Operating     01/99 - Present
                                                  Officer
                                                  Chief Investment    05/95 - Present
                                                  Officer
                                                  Vice Chairman       05/95 - Present
                                                  Director            05/95 - Present

SCOTT A. CHAPMAN       Founders Asset Management  Vice President -    12/98 - Present
                       LLC8                       Investments
                                                  Research Director   02/99 - Present

                       HighMark Capital           Vice President and  12/93 - 11/98
                       Management, Inc.           Director of Growth
                       San Francisco, CA          Strategy

GREGORY P. CONTILLO    Founders Asset Management  Executive V.P.      09/99 - Present
                       LLC8                       Senior V.P.         04/98 - 09/99
                                                  Chief Marketing     04/98 - Present
                                                  Officer
                                                  Acting Head of      07/98 - Present
                                                  Brokerage
                                                  Operations
                                                  Senior Vice         12/97 - 04/98
                                                  President -
                                                  Institutional
                                                  Marketing

                       Founders Asset             Senior Vice         05/96 - 04/98
                       Management, Inc.8          President -
                                                  Institutional
                                                  Marketing

THOMAS F. EGGERS       Dreyfus Service            Executive Vice      04/96 - Present
                       Corporation5               President
                                                  Director            09/96 - Present

                       Dreyfus Service            Director            03/99 - Present


                       Dreyfus Insurance Agency   Director            03/99 - Present
                       of Massachusetts, Inc.6


                       Dreyfus Brokerage          Director            11/97 - 06/98
                       Services, Inc.
                       401 North Maple Avenue
                       Beverly Hills, CA

                       The Dreyfus Corporation5   Vice Chairman -     01/99 - Present
                                                  Institutional
                                                  Director            01/99 - Present

LAWRENCE S. KASH       Dreyfus Investment         Director            04/97 - Present
                       Advisors, Inc.5

                       Dreyfus Brokerage          Chairman            11/97 - 02/99
                       Services, Inc.             Chief Executive     11/97 - 02/98
                       401 North Maple Ave.       Officer
                       Beverly Hills, CA

                       Dreyfus Service            Director            01/95 - 02/99
                       Corporation5               President           09/96 - 03/99

                       Dreyfus Precious Metals,   Director            03/96 - 12/98
                       Inc.6                      President           10/96 - 12/98

                       Dreyfus Service            Director            12/94 - 03/99
                       Organization, Inc.5        President           01/97 - 03/99

                       Seven Six Seven Agency,    Director            01/97 - 04/99
                       Inc.5

                       Dreyfus Insurance Agency   Chairman            05/97 - 03/99
                       of Massachusetts, Inc.7    President           05/97 - 03/99
                                                  Director            05/97 - 03/99

                       The Dreyfus Trust Company6 Chairman            01/97 - 01/99
                                                  President           02/97 - 01/99
                                                  Chief Executive     02/97 - 01/99
                                                  Officer
                                                  Director            12/94 - Present

                       The Dreyfus Consumer       Chairman            05/97 - 06/99
                       Credit Corporation5        President           05/97 - 06/99
                                                  Director            12/94 - 06/99

                       The Boston Company         Chairman            12/95 - Present
                       Advisors, Inc.             Chief Executive     12/95 - Present
                       Wilmington, DE             Officer
                                                  President           12/95 - Present

                       The Boston Company, Inc.1  Director            05/93 - Present
                                                  President           05/93 - Present

                       Mellon Bank, N.A.4         Executive Vice      06/92 - Present
                                                  President

                       Laurel Capital Advisors,   Chairman            01/98 - 08/98
                       LLP4                       Executive
                                                  Committee Member    01/98 - 08/98
                                                  Chief Executive     01/98 - 08/98
                                                  Officer             01/98 - 08/98
                                                  President

                       Laurel Capital Advisors,   Trustee             12/91 - 01/98
                       Inc4                       Chairman            09/93 - 01/98
                                                  President and CEO   12/91 - 01/98

                       Boston Group Holdings,     Director            05/93 - Present
                       Inc.1                      President           05/93 - Present

                       The Dreyfus Corporation5   Vice Chairman       09/94 - Present
                                                  Director            01/95 - Present


RICHARD W. SABO        Founders Asset Management  President and       12/98 - Present
                       LLC8                       Chief Executive
                                                  Officer

                       The Dreyfus Corporation5   Director            12/98 - Present

                       Prudential Securities      Senior Vice         07/91 - 11/98
                       New York, NY               President           07/91 - 11/98
                                                  Regional Director

      ---------------------------
      The address of the businesses so indicated are:
      1 One Boston Place, Boston, Massachusetts  02108
      2 One Bush Street, Suite 450, San Francisco, California  94104
      3 595 Market Street, Suite 3000, San Francisco, California 94105 4 One Mellon Bank Center, Pittsburgh, Pennsylvania 15258
      5 200 Park Avenue, New York, New York  10166
      6 144 Glenn Curtiss Boulevard, Uniondale, New York  11556-0144
      7 53 State Street, Boston, Massachusetts  02109
      8 2930 East Third Avenue, Denver, Colorado  80206

      Information concerning Founders and its officers can be found under "Who Manages the Funds" in the Prospectuses and "Investment Adviser, Distributor and Other Service Providers" in the Statement of Additional Information.

ITEM 27.   PRINCIPAL UNDERWRITERS

      (a) Premier Mutual Fund Services, Inc., the Registrant's principal underwriter, also serves as principal underwriter for the following investment companies:

1.    Comstock Partners Funds, Inc.
2.    Dreyfus A Bonds Plus, Inc.
3.    Dreyfus Appreciation Fund, Inc.
4.    Dreyfus Asset Allocation Fund, Inc.
5.    Dreyfus Balanced Fund, Inc.
6.    Dreyfus BASIC GNMA Fund
7.    Dreyfus BASIC Money Market Fund, Inc.
8.    Dreyfus BASIC Municipal Fund, Inc.
9.    Dreyfus BASIC U.S. Government Money Market Fund
10.   Dreyfus California Intermediate Municipal Bond Fund
11.   Dreyfus California Tax Exempt Bond Fund, Inc.
12.   Dreyfus California Tax Exempt Money Market Fund
13.   Dreyfus Cash Management
14.   Dreyfus Cash Management Plus, Inc.
15.   Dreyfus Connecticut Intermediate Municipal Bond Fund
16.   Dreyfus Connecticut Municipal Money Market Fund, Inc.

17.   Dreyfus Florida Intermediate Municipal Bond Fund
18.   Dreyfus Florida Municipal Money Market Fund
19.   The Dreyfus Fund Incorporated
20.   Dreyfus Global Bond Fund, Inc.
21.   Dreyfus Global Growth Fund
22.   Dreyfus GNMA Fund, Inc.
23.   Dreyfus Government Cash Management Funds
24.   Dreyfus Growth and Income Fund, Inc.
25.   Dreyfus Growth and Value Funds, Inc.
26.   Dreyfus Growth Opportunity Fund, Inc.
27.   Dreyfus Debt and Equity Funds
28.   Dreyfus Index Funds, Inc.
29.   Dreyfus Institutional Money Market Fund
30.   Dreyfus Institutional Preferred Money Market Fund
31.   Dreyfus Institutional Short Term Treasury Fund
32.   Dreyfus Insured Municipal Bond Fund, Inc.
33.   Dreyfus Intermediate Municipal Bond Fund, Inc.
34.   Dreyfus International Funds, Inc.
35.   Dreyfus Investment Grade Bond Funds, Inc.
36.   Dreyfus Investment Portfolios
37.   The Dreyfus/Laurel Funds, Inc.
38.   The Dreyfus/Laurel Funds Trust
39.   The Dreyfus/Laurel Tax-Free Municipal Funds
40.   Dreyfus LifeTime Portfolios, Inc.
41.   Dreyfus Liquid Assets, Inc.
42.   Dreyfus Massachusetts Intermediate Municipal Bond Fund
43.   Dreyfus Massachusetts Municipal Money Market Fund
44.   Dreyfus Massachusetts Tax Exempt Bond Fund
45.   Dreyfus MidCap Index Fund
46.   Dreyfus Money Market Instruments, Inc.
47.   Dreyfus Municipal Bond Fund, Inc.
48.   Dreyfus Municipal Cash Management Plus
49.   Dreyfus Municipal Money Market Fund, Inc.
50.   Dreyfus New Jersey Intermediate Municipal Bond Fund
51.   Dreyfus New Jersey Municipal Bond Fund, Inc.
52.   Dreyfus New Jersey Municipal Money Market Fund, Inc.
53.   Dreyfus New Leaders Fund, Inc.
54.   Dreyfus New York Insured Tax Exempt Bond Fund
55.   Dreyfus New York Municipal Cash Management
56.   Dreyfus New York Tax Exempt Bond Fund, Inc.
57.   Dreyfus New York Tax Exempt Intermediate Bond Fund
58.   Dreyfus New York Tax Exempt Money Market Fund
59.   Dreyfus U.S. Treasury Intermediate Term Fund
60.   Dreyfus U.S. Treasury Long Term Fund
61.   Dreyfus 100% U.S. Treasury Money Market Fund

62.   Dreyfus U.S. Treasury Short Term Fund
63.   Dreyfus Pennsylvania Intermediate Municipal Bond Fund
64.   Dreyfus Pennsylvania Municipal Money Market Fund
65.   Dreyfus Premier California Municipal Bond Fund
66.   Dreyfus Premier Equity Funds, Inc.
67.   Dreyfus Premier International Funds, Inc.
68.   Dreyfus Premier GNMA Fund
69.   Dreyfus Premier Worldwide Growth Fund, Inc.
70.   Dreyfus Premier Municipal Bond Fund
71.   Dreyfus Premier New York Municipal Bond Fund
72.   Dreyfus Premier State Municipal Bond Fund
73.   Dreyfus Premier Value Equity Funds
74.   Dreyfus Short-Intermediate Government Fund
75.   Dreyfus Short-Intermediate Municipal Bond Fund
76.   The Dreyfus Socially Responsible Growth Fund, Inc.
77.   Dreyfus Stock Index Fund, Inc.
78.   Dreyfus Tax Exempt Cash Management
79.   The Dreyfus Third Century Fund, Inc.
80.   Dreyfus Treasury Cash Management
81.   Dreyfus Treasury Prime Cash Management
82.   Dreyfus Variable Investment Fund
83.   Dreyfus Worldwide Dollar Money Market Fund, Inc.
84.   General California Municipal Bond Fund, Inc.
85.   General California Municipal Money Market Fund
86.   General Government Securities Money Market Fund, Inc.
87.   General Money Market Fund, Inc.
88.   General Municipal Bond Fund, Inc.
89.   General Municipal Money Market Funds, Inc.
90.   General New York Municipal Bond Fund, Inc.
91.   General New York Municipal Money Market Fund


      (b) The directors and officers of Premier Mutual Fund Services, Inc., located at 60 State Street, Suite 1300, Boston, Massachusetts, 02109, are as follows:

Name and Principal     Positions and         Positions and
Business Address       Offices               Offices
                       With Underwriter      With Registrant
--------------------   -------------------   --------------------
Marie E. Connolly      President, Chief      President and
                       Executive Officer,    Treasurer
                       Chief Operating
                       Officer and
                       Director

Name and Principal     Positions and         Positions and
Business Address       Offices               Offices
                       With Underwriter      With Registrant
--------------------   -------------------   --------------------

Margaret W. Chambers   Senior Vice           Vice President and
                       President, General    Secretary
                       Counsel, Chief
                       Compliance Officer
                       and Secretary

Christopher J.         None                  Vice President and
Kelley                                       Assistant Secretary

Kathleen K. Morrisey   None                  Vice President and
                                             Assistant Secretary

Mary A. Nelson         Vice President and    Vice President and
                       Manager of            Assistant Treasurer
                       Treasury Services
                       and Administration

Stephanie D. Pierce    None                  Vice President,
                                             Assistant
                                             Treasurer and
                                             Assistant Secretary

Joseph F. Tower, III   Senior Vice           Vice President and
                       President,            Assistant Treasurer
                       Treasurer, Chief
                       Financial Officer
                       and Director

George A. Rio          Executive Vice        Vice President and
                       President and         Assistant Treasurer
                       Client Service
                       Director

Elba Vasquez           None                  Vice President and
                                             Assistant Secretary
Jean M. O'Leary        Assistant Vice        None
                       President,
                       Assistant
                       Secretary and
                       Assistant Clerk

William J. Nutt        Chairman of the       None
                       Board and Director

Patrick W. McKeon      Vice President        None

Joseph A. Vignone      Vice President        None

      (c) Not applicable.

ITEM 28.   LOCATION OF ACCOUNTS AND RECORDS

      Principal executive office of the Registrant, Founders Financial Center, 2930 East Third Avenue, Denver, Colorado 80206 (David L. Ray), except records described in Rule 31a-1(b)(2)(iv) under the Investment Company Act of 1940, which are in the possession of Investors Fiduciary Trust Company, 801 Pennsylvania, Kansas City, Missouri 64105 with respect to Class F shares, and of Dreyfus Transfer, Inc., P.O. Box 9671, Providence, Rhode Island 02940-9671 with respect to shares of all other classes.

ITEM 29.   MANAGEMENT SERVICES

      Not applicable.

ITEM 30.   UNDERTAKINGS

      The Registrant hereby undertakes that the board of directors will call such meetings of shareholders for action by shareholder vote, including acting on the question of removal of a director or directors and to assist in communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940, as may be requested in writing by the holders of at least 10% of the outstanding shares of the Registrant or any of its portfolios, or as may be required by applicable law or the Fund's Articles of Incorporation.

      The Registrant shall furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to its Registration Statement (File No. 2-17531) to be signed on its behalf by the undersigned, thereunto duly authorized, in the County of Suffolk, State of Massachusetts, on the 29th day of December, 1999.


                               FOUNDERS FUNDS, INC.
ATTEST:
                               By:  /S/ MARIE E. CONNOLLY
/S/ CHRISTOPHER J. KELLEY           ---------------------
-------------------------           Marie E. Connolly, President
Christopher J. Kelley, Vice President
and Assistant Secretary

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURES                     TITLE                        DATE
----------                     -----                        ----

/S/ MARIE E. CONNOLLY          President and Treasurer      December 29, 1999
---------------------          (Principal Executive,
Marie E. Connolly              Financial and
                               Accounting Officer)

/S/ JAY A. PRECOURT  *         Chairman                     December 29, 1999
----------------------
Jay A. Precourt

/S/ EUGENE H. VAUGHAN, JR.*    Vice Chairman                December 29, 1999
---------------------------
Eugene H. Vaughan, Jr.

/S/ ALAN S. DANSON   *         Director                     December 29, 1999
----------------------
Alan S. Danson

/S/ JOAN D. MANLEY   *         Director                     December 29, 1999
----------------------
Joan D. Manley

/S/ ROBERT P. MASTROVITA  *    Director                     December 29, 1999
---------------------------
Robert P. Mastrovita

/S/ TRYGVE E. MYHREN *         Director                     December 29, 1999
----------------------
Trygve E. Myhren

/S/ GEORGE W. PHILLIPS    *    Director                     December 29, 1999
---------------------------
George W. Phillips

/S/ KENNETH R. CHRISTOFFERSEN                               December 29, 1999
-----------------------------
By Kenneth R. Christoffersen
Attorney-in-Fact


*Original Powers of Attorney authorizing Kenneth R. Christoffersen, David L. Ray, Richard W. Sabo, and Edward F. O'Keefe and each of them, to execute this Post-Effective Amendment to the Registration Statement of the Registrant on behalf of the above-named directors and officers of the Registrant were filed on February 22, 1999 with Post-Effective Amendment No. 64.

                                  EXHIBIT INDEX

EXHIBIT    DESCRIPTION

 a(12) Articles Supplementary to Articles of Incorporation, filed October 25, 1999

 a(13) Articles Supplementary to Articles of Incorporation, filed December 29, 1999

 a(14) Articles of Amendment to Articles of Incorporation, filed December 29, 1999

   j       Consent of Independent Accountants, dated December 28, 1999

   n Dreyfus Founders Funds, Inc. Rule 18f-3 Plan, dated December 31, 1999.

   o Code of Ethics for Founders Funds, Inc. and Founders Asset Management LLC, as amended December 11, 1999, to be effective January 1, 2000.